UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01879
Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Stephanie Grauerholz, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
9/30
Date of reporting period:
03/31/26
Item 1. Report to Stockholders.
(a) The Registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JDBAX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class A Shares/JDBAX)	$44	0.89%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JABCX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class C Shares/JABCX)	$77	1.57%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71054A 05-26

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JANBX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class D Shares/JANBX)	$34	0.69%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JBALX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class I Shares/JBALX)	$33	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71055C 05-26

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JABNX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class N Shares/JABNX)	$28	0.57%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class R Shares:JDBRX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class R Shares/JDBRX)	$65	1.32%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
225-70-71056D 05-26

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JABRX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class S Shares/JABRX)	$52	1.07%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Balanced Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JABAX
This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class T Shares/JABAX)	$40	0.81%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$26,405M
Number of portfolio holdings	769
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	5.8
Alphabet Inc - Class C	4.0
Microsoft Corp	3.7
Apple Inc	3.2
Amazon.com Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	63.6
Asset-Backed/Commercial Mortgage-Backed Securities	11.9
Corporate Bonds	10.6
Mortgage-Backed Securities	8.2
United States Treasury Notes/Bonds	3.4
Investment Companies	2.4
Foreign Government Bonds	0.9
Bank Loans and Mezzanine Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71057I 05-26

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JCNAX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class A Shares/JCNAX)	$43	0.90%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JCNCX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class C Shares/JCNCX)	$73	1.52%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71058N 05-26

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JACNX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class D Shares/JACNX)	$31	0.64%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JCONX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class I Shares/JCONX)	$30	0.63%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71059R 05-26

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JCNNX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class N Shares/JCNNX)	$25	0.52%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class R Shares:JCNRX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class R Shares/JCNRX)	$64	1.35%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71060S 05-26

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JCNIX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class S Shares/JCNIX)	$52	1.09%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Contrarian Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JSVAX
This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class T Shares/JSVAX)	$36	0.75%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,282M
Number of portfolio holdings	44
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	6.5
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.7
Amazon.com Inc	4.9
Capital One Financial Corp	4.8
PNC Financial Services Group Inc/The	4.7
Asset Allocation (% of net assets)
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.6
Investment Companies	0.2
Rights	0.0
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71061T 05-26

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JDMAX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class A Shares/JDMAX)	$55	1.12%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JGRCX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class C Shares/JGRCX)	$82	1.69%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71062A 05-26

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JANEX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class D Shares/JANEX)	$38	0.78%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JMGRX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class I Shares/JMGRX)	$38	0.77%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71063C 05-26

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JDMNX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class N Shares/JDMNX)	$33	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class R Shares:JDMRX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class R Shares/JDMRX)	$69	1.41%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
225-70-71064D 05-26

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JGRTX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class S Shares/JGRTX)	$57	1.16%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Enterprise Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JAENX
This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class T Shares/JAENX)	$44	0.90%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,414M
Number of portfolio holdings	83
Portfolio turnover rate	9%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Flex Ltd	3.8
Ferguson Enterprises Inc	3.6
JB Hunt Transport Services Inc	3.0
LPL Financial Holdings Inc	2.7
APi Group Corp	2.6
Asset Allocation (% of net assets)
Common Stocks	95.9
Investment Companies	3.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71065I 05-26

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:HFEAX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class A Shares/HFEAX)	$64	1.29%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:HFECX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class C Shares/HFECX)	$101	2.04%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71066N 05-26

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:HFEDX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class D Shares/HFEDX)	$54	1.09%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:HFEIX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class I Shares/HFEIX)	$53	1.07%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71067R 05-26

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:HFERX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class N Shares/HFERX)	$48	0.97%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:HFESX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class S Shares/HFESX)	$68	1.37%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71068S 05-26

Janus Henderson European Focus Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:HFETX
This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class T Shares/HFETX)	$60	1.22%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$666M
Number of portfolio holdings	49
Portfolio turnover rate	141%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
ASML Holding NV	5.6
Novartis AG	4.3
Banco Santander SA	3.7
Erste Group Bank AG	3.7
TotalEnergies SE	3.6
Asset Allocation (% of net assets)
Common Stocks	92.7
Investment Companies	9.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(2.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JDCAX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class A Shares/JDCAX)	$41	0.87%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71069T 05-26

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JACCX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class C Shares/JACCX)	$70	1.49%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JFRDX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class D Shares/JFRDX)	$30	0.65%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71077A 05-26

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JCAPX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class I Shares/JCAPX)	$30	0.63%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JFRNX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class N Shares/JFRNX)	$26	0.55%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71078C 05-26

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class R Shares:JDCRX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class R Shares/JDCRX)	$60	1.28%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JARTX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class S Shares/JARTX)	$48	1.03%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
225-70-71079D 05-26

Janus Henderson Forty Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JACTX
This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class T Shares/JACTX)	$36	0.77%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$20,539M
Number of portfolio holdings	34
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Amazon.com Inc	8.6
Microsoft Corp	6.8
Broadcom Inc	5.6
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5.5
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:HFQAX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX)	$59	1.11%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71080I 05-26

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:HFQCX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX)	$92	1.74%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:HFQDX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)	$45	0.85%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71081N 05-26

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:HFQIX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)	$43	0.81%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:HFQRX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)	$38	0.72%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71082R 05-26

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:HFQSX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)	$65	1.23%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Equity Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:HFQTX
This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)	$51	0.96%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,337M
Number of portfolio holdings	66
Portfolio turnover rate	90%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
TotalEnergies SE	4.2
Shell PLC	3.2
Nestle SA (REG)	3.0
Komatsu Ltd	2.9
Zurich Insurance Group AG	2.9
Asset Allocation (% of net assets)
Common Stocks	93.1
Investment Companies	4.3
Preferred Stocks	2.5
Other	0.1
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71083S 05-26

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JFNAX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX)	$53	0.99%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JFNCX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX)	$91	1.71%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71084T 05-26

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JNGLX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)	$42	0.79%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JFNIX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)	$41	0.77%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71085A 05-26

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JFNNX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)	$36	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JFNSX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)	$63	1.18%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71086C 05-26

Janus Henderson Global Life Sciences Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JAGLX
This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)	$48	0.90%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,198M
Number of portfolio holdings	101
Portfolio turnover rate	16%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.9
Johnson & Johnson	7.3
AstraZeneca PLC	4.6
AbbVie Inc	4.1
UnitedHealth Group Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Private Placements	0.7
Investment Companies	0.4
Private Investment in Public Equity (PIPES)	0.2
Rights	0.0
Warrants	0.0
Other	0.3
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JERAX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX)	$52	1.04%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
225-70-71087D 05-26

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JERCX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX)	$91	1.80%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JNGSX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)	$43	0.85%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71088I 05-26

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JERIX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)	$39	0.78%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JERNX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)	$35	0.69%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71089N 05-26

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JERSX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)	$61	1.21%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Real Estate Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JERTX
This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)	$47	0.94%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$319M
Number of portfolio holdings	58
Portfolio turnover rate	43%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Welltower Inc	7.6
Prologis Inc	7.3
Equinix Inc	6.0
Digital Realty Trust Inc	4.9
Ventas Inc	4.0
Asset Allocation (% of net assets)
Common Stocks	97.0
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71090S 05-26

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JDWAX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class A Shares/JDWAX)	$57	1.16%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JWWCX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class C Shares/JWWCX)	$90	1.84%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71091T 05-26

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JANWX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class D Shares/JANWX)	$43	0.87%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JWWFX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class I Shares/JWWFX)	$41	0.84%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71092A 05-26

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JDWNX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class N Shares/JDWNX)	$37	0.76%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class R Shares:JDWRX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class R Shares/JDWRX)	$75	1.53%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71093C 05-26

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JWGRX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class S Shares/JWGRX)	$62	1.26%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JAWWX
This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class T Shares/JAWWX)	$48	0.98%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,143M
Number of portfolio holdings	126
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.0
Alphabet Inc - Class C	4.8
Microsoft Corp	3.9
Amazon.com Inc	2.9
Broadcom Inc	2.4
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
225-70-71094D 05-26

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JORAX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class A Shares/JORAX)	$50	1.01%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JORCX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class C Shares/JORCX)	$94	1.89%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71095I 05-26

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JANRX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class D Shares/JANRX)	$40	0.81%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JORFX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class I Shares/JORFX)	$39	0.79%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71096N 05-26

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JSLNX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class N Shares/JSLNX)	$34	0.69%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class R Shares:JORRX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class R Shares/JORRX)	$77	1.55%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71097R 05-26

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JORIX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class S Shares/JORIX)	$64	1.29%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Select Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JORNX
This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class T Shares/JORNX)	$45	0.91%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,039M
Number of portfolio holdings	50
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
NVIDIA Corp	6.4
Alphabet Inc - Class A	4.6
Amazon.com Inc	4.3
BAE Systems PLC	4.1
Asset Allocation (% of net assets)
Common Stocks	97.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.0
Other	(0.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71098S 05-26

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JEASX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX)	$60	1.23%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JECTX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX)	$68	1.40%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71099T 05-26

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JEDTX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)	$48	0.99%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JEUIX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)	$49	1.00%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71100A 05-26

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JETNX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)	$42	0.86%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class R Shares:JEGRX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)	$55	1.13%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71101C 05-26

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JESSX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)	$48	0.98%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Sustainable Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JETTX
This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)	$54	1.10%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$78M
Number of portfolio holdings	54
Portfolio turnover rate	31%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	4.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.6
Keysight Technologies Inc	3.5
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.3
Investment Companies	1.8
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
225-70-71102D 05-26

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JATAX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX)	$47	0.98%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JAGCX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX)	$77	1.60%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71103I 05-26

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JNGTX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)	$38	0.78%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JATIX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)	$37	0.76%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71104N 05-26

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JATNX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)	$32	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JATSX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)	$56	1.17%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71105S 05-26

Janus Henderson Global Technology and Innovation Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JAGTX
This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)	$43	0.90%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,836M
Number of portfolio holdings	49
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	16.2
NVIDIA Corp	16.2
Microsoft Corp	7.7
Broadcom Inc	6.0
Apple Inc	4.9
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.7
Private Placements	0.2
Warrants	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JDNAX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX)	$48	0.97%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71106T 05-26

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JGICX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class C Shares/JGICX)	$77	1.57%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JNGIX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)	$36	0.73%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71107A 05-26

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JGINX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class I Shares/JGINX)	$36	0.72%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JDNNX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)	$31	0.63%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71108C 05-26

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class R Shares:JDNRX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)	$67	1.37%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JADGX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class S Shares/JADGX)	$55	1.11%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
225-70-71109D 05-26

Janus Henderson Growth and Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JAGIX
This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)	$42	0.85%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$7,641M
Number of portfolio holdings	69
Portfolio turnover rate	21%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alphabet Inc - Class C	6.4
Microsoft Corp	6.0
Apple Inc	5.1
Broadcom Inc	4.1
Meta Platforms Inc - Class A	2.9
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JDIAX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class A Shares/JDIAX)	$53	1.03%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71110I 05-26

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JIGCX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class C Shares/JIGCX)	$87	1.70%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JNOSX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class D Shares/JNOSX)	$36	0.71%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71111N 05-26

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JIGFX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class I Shares/JIGFX)	$35	0.68%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JDINX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class N Shares/JDINX)	$30	0.59%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71112S 05-26

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class R Shares:JDIRX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class R Shares/JDIRX)	$68	1.33%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JIGRX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class S Shares/JIGRX)	$55	1.08%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71113T 05-26

Janus Henderson Overseas Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JAOSX
This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class T Shares/JAOSX)	$42	0.82%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$4,052M
Number of portfolio holdings	47
Portfolio turnover rate	28%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.7
ASML Holding NV	4.3
BAE Systems PLC	4.1
Banco Bilbao Vizcaya Argentaria SA	3.9
Deutsche Telekom AG	3.6
Asset Allocation (% of net assets)
Common Stocks	98.1
Investments Purchased with Cash Collateral from Securities Lending	2.4
Investment Companies	1.2
Other	(1.7)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JRAAX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class A Shares/JRAAX)	$50	1.05%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71114A 05-26

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JRACX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class C Shares/JRACX)	$81	1.71%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JNRFX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class D Shares/JNRFX)	$40	0.85%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71115C 05-26

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JRAIX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class I Shares/JRAIX)	$41	0.87%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JRANX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class N Shares/JRANX)	$35	0.74%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
225-70-71116D 05-26

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class R Shares:JRARX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class R Shares/JRARX)	$70	1.47%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JRASX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class S Shares/JRASX)	$59	1.25%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71117I 05-26

Janus Henderson Research Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JAMRX
This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class T Shares/JAMRX)	$46	0.96%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$24,754M
Number of portfolio holdings	83
Portfolio turnover rate	13%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	14.5
Microsoft Corp	9.5
Alphabet Inc - Class C	6.8
Apple Inc	6.6
Broadcom Inc	5.8
Asset Allocation (% of net assets)
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JGMAX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class A Shares/JGMAX)	$57	1.12%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71118N 05-26

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JGMCX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class C Shares/JGMCX)	$84	1.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JANIX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class D Shares/JANIX)	$40	0.79%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71119S 05-26

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JSMGX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class I Shares/JSMGX)	$40	0.78%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JGMNX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class N Shares/JGMNX)	$34	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71120T 05-26

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class R Shares:JGMRX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class R Shares/JGMRX)	$71	1.41%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JGMIX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class S Shares/JGMIX)	$59	1.16%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71121A 05-26

Janus Henderson Triton Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JATTX
This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class T Shares/JATTX)	$46	0.91%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$5,180M
Number of portfolio holdings	122
Portfolio turnover rate	18%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Teledyne Technologies Inc	2.8
AST SpaceMobile Inc	2.5
Flex Ltd	2.2
Glaukos Corp	2.2
SS&C Technologies Holdings Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.7
Investment Companies	0.6
Rights	0.1
Other	(0.9)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson U.S. Dividend Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JDDVX
This semiannual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)	$41	0.81%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$60M
Number of portfolio holdings	60
Portfolio turnover rate	44%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.3
Chevron Corp	3.4
Johnson & Johnson	3.4
Alphabet Inc - Class C	3.1
Philip Morris International Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	99.9
Other	0.1
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71122C 05-26

Janus Henderson U.S. Dividend Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JIDVX
This semiannual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)	$36	0.72%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$60M
Number of portfolio holdings	60
Portfolio turnover rate	44%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.3
Chevron Corp	3.4
Johnson & Johnson	3.4
Alphabet Inc - Class C	3.1
Philip Morris International Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	99.9
Other	0.1
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson U.S. Dividend Income Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JNDVX
This semiannual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)	$35	0.69%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$60M
Number of portfolio holdings	60
Portfolio turnover rate	44%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.3
Chevron Corp	3.4
Johnson & Johnson	3.4
Alphabet Inc - Class C	3.1
Philip Morris International Inc	2.8
Asset Allocation (% of net assets)
Common Stocks	99.9
Other	0.1
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
225-70-71123D 05-26

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class A Shares:JVTAX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class A Shares/JVTAX)	$52	1.04%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class C Shares:JVTCX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class C Shares/JVTCX)	$94	1.89%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71124I 05-26

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class D Shares:JANVX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class D Shares/JANVX)	$39	0.79%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class I Shares:JVTIX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class I Shares/JVTIX)	$38	0.77%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71125N 05-26

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class N Shares:JVTNX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class N Shares/JVTNX)	$34	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class S Shares:JVTSX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class S Shares/JVTSX)	$59	1.18%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.
Janus Investment Fund
125-70-71126R 05-26

Janus Henderson Venture Fund
SEMIANNUAL SHAREHOLDER REPORT
March 31, 2026
Class T Shares:JAVTX
This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class T Shares/JAVTX)	$45	0.90%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$3,061M
Number of portfolio holdings	139
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Glaukos Corp	2.3
SPX Technologies Inc	2.0
OSI Systems Inc	1.9
Casey's General Stores Inc	1.9
AST SpaceMobile Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Private Placements	1.6
Investment Companies	1.0
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.1
Other	(1.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Mutual funds distributed by Janus Henderson Distributors US LLC.

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Balanced Fund
Janus Investment Fund

Janus Henderson Balanced Fund

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 11.9%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 4.8500%, 9/15/34ž,‡	$11,417,538	$11,360,642
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	7,569,787	7,596,335
A&D Mortgage Trust 2025-NQM4 A1, 5.2250%, 10/25/70ž,Ç	5,753,259	5,740,622
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9497%, 10/21/38ž,‡	39,500,000	39,499,325
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.4156%, 6/15/40ž,‡	40,760,000	40,768,551
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	256,659	254,425
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	632,483	625,888
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	1,431,215	1,378,465
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	20,982,573	20,817,204
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	15,722,849	15,780,587
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35ž	10,745,330	10,759,908
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	1,601,483	1,471,502
Avis Budget Rental Car Funding AESOP LLC 2023-4A A, 5.4900%, 6/20/29ž	9,035,000	9,212,275
Avis Budget Rental Car Funding AESOP LLC 2026-1A A, 4.2800%, 8/20/30ž	4,557,000	4,516,597
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 4.8876%, 1/22/35ž,‡	24,995,203	24,986,910
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 4.9780%, 10/25/38ž,‡	22,259,000	22,268,834
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.2476%, 7/20/37ž,‡	5,292,308	5,292,674
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	6,911,000	6,105,492
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4732%, 1/27/50ž,‡	9,329,952	8,679,923
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 4.5119%, 11/25/51ž,‡	12,407,895	11,568,726
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	9,727,846	8,426,457
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 5.3619%, 7/27/48ž,‡	5,584,073	5,577,722
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.0622%, 7/15/37ž,‡	36,066,000	36,079,554
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.0716%, 10/20/38ž,‡	31,619,000	31,597,388
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.8725%, 3/15/42ž,‡	24,325,395	24,158,129
BLP Commercial Mortgage Trust 2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.1725%, 12/15/42ž,‡	15,929,000	15,885,728
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	20,831,000	21,341,422
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	28,442,928	28,787,960
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	11,000,000	10,934,892
BX Commercial Mortgage Trust 2019-OC11 B, 3.6050%, 12/9/41ž	2,965,000	2,807,119
BX Commercial Mortgage Trust 2019-OC11 C, 3.8560%, 12/9/41ž	8,218,000	7,785,591
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 1.1645%, 4.8375%, 2/15/36ž,‡	18,764,000	18,737,929
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 1.1645%, 4.8375%, 2/15/36ž,‡	14,912,300	14,902,963
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.1653%, 10/15/41ž,‡	26,045,578	26,045,415
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.2625%, 8/15/41ž,‡	10,047,105	10,046,783
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.5578%, 10/15/41ž,‡	29,782,657	29,940,684
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 4.9653%, 12/15/39ž,‡	13,625,522	13,620,106
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.3148%, 12/15/39ž,‡	$9,413,421	$9,413,422
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.1639%, 6/15/41ž,‡	24,841,746	24,687,274
BX Commercial Mortgage Trust 2024-VLT5 A, 5.0497%, 11/13/46ž,‡	20,709,000	20,533,367
BX Commercial Mortgage Trust 2024-VLT5 B, 5.4147%, 11/13/46ž,‡	4,247,000	4,238,942
BX Commercial Mortgage Trust 2025-ARIA A, 5.0311%, 12/13/42ž,‡	30,916,000	31,086,311
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.8225%, 2/15/35ž,‡	25,165,000	24,971,323
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.2730%, 7/15/42ž,‡	23,236,000	23,214,866
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.8163%, 3/15/30ž,‡	31,203,221	31,038,778
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.0660%, 3/15/30ž,‡	6,828,206	6,770,000
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.1159%, 4/15/40ž,‡	11,478,996	11,461,051
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.3725%, 7/15/44ž,‡	49,200,000	48,945,504
BX Commercial Mortgage Trust 2026-CSMO A, CME Term SOFR 1 Month + 1.4000%, 5.0725%, 2/15/43ž,‡	23,395,000	23,370,882
BX Commercial Mortgage Trust 2026-CSMO B, CME Term SOFR 1 Month + 1.7000%, 5.3725%, 2/15/43ž,‡	7,926,000	7,922,682
BX Commercial Mortgage Trust 2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6725%, 2/15/43ž,‡	4,699,000	4,693,871
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.4375%, 8/15/36ž,‡	3,193,000	3,027,374
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	4,190,000	4,119,889
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 4.9876%, 7/20/38ž,‡	33,655,000	33,678,885
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.3142%, 8/15/41ž,‡	17,061,000	16,945,082
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 5.9633%, 8/15/41ž,‡	12,544,811	12,485,506
Castle Hill INGOTS Ltd 2026-GATE3 A, 4.6945%, 2/10/43ž,‡	5,520,000	5,465,984
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	16,113,000	16,116,848
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	8,424,994	7,072,197
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	818,501	521,647
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	15,566,333	12,568,679
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	5,435,902	3,266,608
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	17,257,714	17,008,247
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	48,898,757	47,536,642
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 2/25/50ž,‡	11,944,006	11,658,985
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 10/19/38ž,‡	25,667,000	25,667,000
Citigroup Mortgage Loan Trust Inc 2025-LTV1 A1, 5.2370%, 12/25/55ž,‡	20,951,278	20,868,204
Compass Datacenters Issuer II LLC 2024-2A A1, 5.0220%, 8/25/49ž	3,645,000	3,633,048
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	62,151,000	62,143,342
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	21,257,000	21,239,054
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	13,235,000	13,121,285
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.3119%, 12/25/41ž,‡	9,700,049	9,709,063
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 6.6619%, 1/27/42ž,‡	11,937,152	12,061,425
Connecticut Avenue Securities Trust 2022-R04 1M2, US 30 Day Average SOFR + 3.1000%, 6.7619%, 3/25/42ž,‡	887,782	903,745
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 5.5619%, 4/25/42ž,‡	784,843	785,813
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 6.6619%, 4/25/42ž,‡	$9,001,000	$9,117,675
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 5.3619%, 7/27/43ž,‡	4,387,968	4,397,716
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 5.6119%, 9/25/43ž,‡	1,658,707	1,662,783
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.1619%, 10/26/43ž,‡	3,172,124	3,173,463
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 4.7119%, 1/25/44ž,‡	3,745,242	3,744,727
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 3/25/44ž,‡	2,173,244	2,171,240
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 5/25/44ž,‡	1,597,298	1,597,696
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 1/25/45ž,‡	2,257,298	2,253,824
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 2/27/45ž,‡	4,012,824	4,011,024
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 7/25/45ž,‡	7,616,678	7,609,518
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	5,567,772	5,581,477
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	13,149,003	13,023,731
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60ž,Ç	4,998,700	4,976,731
COOPR Residential Mortgage Trust 2026-CES1 A1A, 4.8740%, 1/1/61ž,Ç	12,231,559	12,125,377
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	868,258	872,554
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.2322%, 10/15/36ž,‡	16,432,000	16,395,966
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	9,636,018	9,435,592
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,413,000	3,319,321
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	33,334,000	31,718,388
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	6,852,820	6,747,843
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	5,210,880	5,164,459
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	3,548,495	3,114,137
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	4,662,067	4,371,602
DI Issuer LLC 2025-1A A2, 5.3100%, 12/15/55ž	8,717,000	8,706,370
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	17,354,000	16,969,531
Ellington Financial Mortgage Trust 2025-RTL1 A1, 5.2210%, 11/25/40ž,Ç	7,333,000	7,321,154
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 4.9676%, 7/20/38ž,‡	24,120,000	24,131,283
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	5,581,341	5,007,599
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	7,722,973	6,911,230
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	6,917,393	7,054,305
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	9,093,431	9,083,911
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	10,414,468	10,487,009
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	11,541,856	11,580,574
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	4,986,997	4,989,315
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	8,116,963	8,093,445
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55ž,‡	6,352,425	6,297,770
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	9,485,806	9,184,268
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	17,043,991	14,773,589
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52ž	11,836,542	11,751,791
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	1,736,646	1,728,468
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 5.7619%, 9/25/41ž,‡	5,220,531	5,238,119
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.0119%, 12/25/41ž,‡	17,429,528	17,533,601
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 4.9619%, 2/25/42ž,‡	611,568	612,048
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M2, US 30 Day Average SOFR + 3.7500%, 7.4119%, 2/25/42ž,‡	7,710,086	7,869,151
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1B, US 30 Day Average SOFR + 2.9000%, 6.5619%, 4/25/42ž,‡	$8,680,781	$8,831,481
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M2, US 30 Day Average SOFR + 4.3500%, 8.0119%, 4/25/42ž,‡	4,906,251	5,051,707
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA4 M2, US 30 Day Average SOFR + 5.2500%, 8.9119%, 5/26/42ž,‡	1,549,942	1,614,013
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M2, US 30 Day Average SOFR + 6.7500%, 10.4119%, 6/25/42ž,‡	829,508	882,832
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M2, US 30 Day Average SOFR + 5.7500%, 9.4119%, 9/25/42ž,‡	3,830,016	4,070,802
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 5.7619%, 3/25/42ž,‡	782,598	783,937
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 5.7619%, 4/27/43ž,‡	3,424,057	3,455,752
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 5.6619%, 6/25/43ž,‡	204,686	204,939
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 5.5119%, 11/25/43ž,‡	4,179,561	4,198,781
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/44ž,‡	1,950,173	1,949,335
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 4.7119%, 1/25/45ž,‡	4,007,598	4,002,244
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/45ž,‡	754,290	753,549
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 9/25/45ž,‡	622,606	621,480
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 2/27/45ž,‡	8,592,953	8,585,422
FREMF Mortgage Trust 2023-K511 C, 5.6344%, 11/25/28ž,‡	5,263,000	4,944,744
FS Commercial Mortgage Trust 2026-ORL A, CME Term SOFR 1 Month + 1.3500%, 5.0225%, 2/15/41ž,‡	10,119,000	10,095,562
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	15,725,022	15,873,135
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 1/20/39ž,‡	27,405,000	27,406,195
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.3638%, 5/15/41ž,‡	29,946,000	29,939,339
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.3296%, 11/25/41ž,‡	10,406,498	10,401,258
GS Mortgage-Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	10,903,447	10,864,075
GS Mortgage-Backed Securities Trust 2026-CES1 A1, 4.8990%, 5/25/56ž,Ç	3,821,670	3,800,437
Hertz Vehicle Financing LLC 2025-5A A, 4.6200%, 5/25/30ž	10,791,000	10,761,505
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	9,899,349	11,604,505
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	16,625,000	16,626,812
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	8,497,000	8,505,035
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	7,602,661	7,306,187
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	6,228,237	6,211,494
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 4.9725%, 3/15/42ž,‡	20,395,537	20,286,510
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,547,074	1,560,108
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	6,407,000	6,386,808
LEX Trust 2026-450 A, CME Term SOFR 1 Month + 1.3500%, 5.0000%, 3/15/43ž,‡	8,800,000	8,762,226
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	6,506,012	6,521,963
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	8,285,561	8,322,440
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	22,374,900	22,441,924
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	6,451,000	6,469,554
LHOME Mortgage Trust 2026-RTL1 A1, 4.9080%, 1/25/41ž,Ç	4,200,000	4,186,696
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.8875%, 3/15/38ž,‡	1,642,688	1,624,394
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2026

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 4.9678%, 5/15/39ž,‡	$14,828,995	$14,285,896
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	1,718,867	1,725,850
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.2711%, 10/16/37ž,‡	11,944,000	11,920,135
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.0276%, 7/20/37ž,‡	37,139,704	37,154,170
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 4.9711%, 7/16/38ž,‡	26,531,000	26,537,633
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	28,500,000	28,504,457
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 4.9480%, 7/26/38ž,‡	19,768,000	19,767,976
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 4.6172%, 8/25/51ž,‡	9,064,886	8,474,967
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 4.6172%, 10/25/51ž,‡	11,468,124	10,726,412
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	7,062,036	6,945,556
Merchants Fleet Funding LLC 2025-1A A, 4.4900%, 1/20/39ž	7,750,000	7,747,218
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	9,877,579	9,656,933
MVW Owner Trust 2025-2A A, 4.4800%, 10/20/44ž	3,655,628	3,591,852
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 4.9776%, 7/20/39ž,‡	24,157,798	24,171,049
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	8,554,000	5,292,793
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	783,396	784,456
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	11,984,007	11,933,159
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	9,423,000	9,445,592
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.0658%, 10/15/40ž,‡	20,952,000	20,927,875
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	3,453,951	3,421,770
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	10,855,705	10,926,409
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 7/19/38ž,‡	24,903,000	24,902,651
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.2476%, 10/19/37ž,‡	17,357,000	17,282,063
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	10,452,976	9,542,106
Oaktree ABF Equipment ST LLC 2026-1A A2, 4.5000%, 10/17/33ž	5,800,000	5,797,347
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	4,807,000	4,794,243
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	14,654,000	14,664,442
OCP CLO Ltd 2017-14A A2R, CME Term SOFR 3 Month + 1.5700%, 5.2376%, 7/20/37ž,‡	7,550,000	7,537,102
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 4.9680%, 10/25/38ž,‡	12,300,000	12,303,264
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.2322%, 7/15/37ž,‡	2,354,880	2,350,799
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	4,110,566	3,561,593
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	10,877,039	9,349,032
PLYM Commercial Mortgage Trust 2026-IND A, CME Term SOFR 1 Month + 1.2500%, 4.9225%, 3/15/43ž,‡	12,540,000	12,472,943
PNW Trust 2026-ARTE A, CME Term SOFR 1 Month + 1.7113%, 5.3863%, 4/16/29ž,‡	16,941,000	16,898,395
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	11,795,795	11,650,437
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	12,645,483	12,506,009
Pretium Mortgage Credit Partners LLC 2025-RPL5 A1, 4.1500%, 1/25/70ž,Ç	21,637,475	21,005,024
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	4,707,258	4,622,433
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	8,034,147	7,949,820
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	15,343,871	14,781,911
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	$32,519,000	$32,150,978
QTS Issuer ABS II 2026-5A A2, 6.1780%, 3/5/56ž	20,120,000	20,021,087
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55ž	23,757,000	23,209,999
Research-Driven Pagaya Motor Asset Trust I 2026-R1A A, 5.6590%, 7/25/34ž	7,504,000	7,516,980
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	18,761,810	19,301,764
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	9,904,984	10,205,723
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	5,657,646	5,721,028
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	7,957,635	8,138,184
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	18,334,250	18,439,173
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1 Month + 1.6000%, 5.2786%, 10/25/55ž,‡	15,560,486	15,578,413
Saluda Grade Alternative Mortgage Trust 2025-RRTL1 A1, 5.3200%, 10/25/40ž,Ç	10,000,000	9,958,474
Saluda Grade Alternative Mortgage Trust 2026-HB1 A1A, CME Term SOFR 1 Month + 1.4000%, 5.0786%, 4/25/56ž,‡	10,732,472	10,717,986
Saluda Grade Alternative Mortgage Trust 2026-RTL7 A1, 5.7490%, 3/25/31ž,Ç	24,074,000	23,829,854
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	745,468	747,127
SCF Equipment Trust LLC 2025-2A A2, 4.2600%, 12/22/31ž	6,300,000	6,298,223
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 4.8725%, 3/15/35ž,‡	29,118,000	29,001,074
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56ž	14,536,000	14,446,543
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.2148%, 11/15/34ž,‡	2,505,447	2,503,933
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	1,634,399	1,462,532
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	679,140	610,618
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55ž	38,578,000	37,184,607
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.0497%, 7/21/37ž,‡	24,810,000	24,816,825
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 4.6730%, 1/15/39ž,‡	10,990,000	10,976,302
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56ž	19,259,000	18,626,870
SV RNO Property Owner 1 LLC, 5.8750%, 3/1/31ž	49,354,000	48,786,062
Switch ABS Issuer LLC 2026-1A A21, 5.6090%, 3/27/56ž	19,693,000	19,728,755
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	5,546,212	5,129,282
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 4.9656%, 4/15/42ž,‡	8,177,000	8,128,320
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0397%, 10/21/37ž,‡	25,800,000	25,811,264
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	14,644,028	15,595,767
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	5,082,041	5,123,776
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	7,590,000	7,600,952
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65ž,Ç	17,891,832	17,835,317
Trackside Rail LLC 2026-1A A, 4.8900%, 3/20/56ž	16,741,000	16,352,291
TVC Mortgage Trust 2026-RRTL1 A1, 4.9640%, 2/25/41ž,Ç	9,701,000	9,664,921
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	23,414,873	24,352,812
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 4.5672%, 8/25/51ž,‡	10,979,868	10,246,961
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47ž	6,086,380	6,073,502
US Bank National Association 2026-RVM1 B1, 4.9590%, 12/25/46ž	9,603,000	9,555,630
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	11,511,000	10,996,770
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 4.6875%, 7/15/39ž,‡	8,418,000	8,252,624
VB-S1 Issuer LLC 2026-1A C2, 4.6930%, 3/15/56ž	9,070,000	8,897,831
Vista Point Securitization Trust 2026-CES1 A1, 5.0350%, 2/25/56ž,Ç	8,682,885	8,587,338
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.2176%, 7/20/37ž,‡	10,074,095	10,055,878
Voya CLO Ltd 2025-4A A1, CME Term SOFR 3 Month + 1.2900%, 4.9622%, 10/15/38ž,‡	5,006,000	5,006,518
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 4.7603%, 3/15/38ž,‡	29,711,000	29,715,631
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	3,567,504	3,303,142
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	9,224,879	8,148,404
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Wendy's Funding LLC 2022-1A A2II, 4.5350%, 3/15/52ž	$2,331,539	$2,220,532
Wendy's Funding LLC 2025-1A A2I, 5.4220%, 12/15/55ž	13,065,314	12,998,705
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 4.4619%, 7/25/51ž,‡	8,141,052	7,574,491
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	3,000,305	2,997,984
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	4,584,311	4,602,339
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	12,223,937	12,300,978
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	14,216,733	14,272,061
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	11,472,709	11,460,975
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	17,530,081	17,481,024
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	3,327,176	3,336,889
Woodward Capital Management 2025-CES10 A1A, 4.8940%, 11/25/55ž,Ç	6,704,569	6,652,876
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	7,310,440	7,335,673
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	7,876,090	7,880,181
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	14,996,885	14,963,871
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	5,796,432	5,741,915
Woodward Capital Management 2026-CES2 A1A, 4.7620%, 2/1/56ž,Ç	8,937,572	8,838,490
Woodward Capital Management 2026-CES2 A1B, 4.8630%, 2/1/56ž,Ç	2,966,008	2,938,638
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,167,683,000)		3,153,059,546
Bank Loans and Mezzanine Loans – 0.9%
Basic Industry – 0%
Qnity Electronics Inc, CME Term SOFR 1 Month + 2.0000%, 5.6677%, 11/1/32‡	7,992,968	7,992,968
Capital Goods – 0.3%
CompoSecure Holdings LLC, CME Term SOFR 1 Month + 2.2500%, 5.9281%, 1/14/33‡	2,810,000	2,797,720
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 5.9227%, 5/31/30‡	7,968,224	7,974,316
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 5.9496%, 8/4/31‡	40,954,738	40,955,254
TransDigm Group Inc, CME Term SOFR 1 Month + 2.5000%, 6.1677%, 8/19/32‡	21,031,315	21,026,267
		72,753,557
Consumer Cyclical – 0.1%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.0000%, 5.6599%, 10/16/31‡	12,623,655	12,611,031
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 1.7500%, 5.4177%, 10/23/30‡	22,992,198	23,017,259
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 1.7500%, 5.4177%, 9/30/31‡	14,780,910	14,767,894
Lightning Power LLC, CME Term SOFR 1 Month + 2.2500%, 5.9177%, 8/18/31‡	26,978,165	27,076,119
Talen Energy Supply LLC, CME Term SOFR 1 Month + 2.0000%, 5.6677%, 11/25/32‡	18,878,238	18,874,840
		60,718,853
Technology – 0.1%
Galileo Parent Inc, CME Term SOFR 6 Month + 4.5000%, 8.1183%, 3/3/33‡	16,812,695	16,455,425
Transportation – 0.1%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.4496%, 4/10/31‡	37,069,495	36,864,872
Total Bank Loans and Mezzanine Loans (cost $230,159,833)		230,413,965
Corporate Bonds – 10.6%
Banking – 2.6%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	47,490,000	48,394,777
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	18,294,000	19,156,764
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	78,359,000	79,718,793
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	18,133,000	20,027,839
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	23,812,000	24,389,404
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	17,959,000	18,267,076
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	36,115,000	35,940,902
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	9,685,000	9,574,920
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	$50,084,000	$50,741,991
Citigroup Inc, SOFR + 1.4880%, 5.1740%, 9/11/36‡	8,338,000	8,265,394
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.0010%, 6.6250%‡,μ	13,540,000	13,550,158
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	12,097,000	13,873,422
Goldman Sachs Group Inc, SOFR + 0.9600%, 4.5160%, 1/21/32‡	11,528,000	11,353,258
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	21,952,000	22,313,898
Goldman Sachs Group Inc, SOFR + 1.1900%, 5.0650%, 1/21/37‡	11,528,000	11,270,605
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	21,125,000	21,511,616
Morgan Stanley, SOFR + 0.9500%, 4.4930%, 1/16/32‡	33,176,000	32,618,256
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	16,462,000	14,801,612
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	18,294,000	18,562,177
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	24,159,000	24,242,789
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	6,123,000	6,246,043
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	18,085,000	19,979,765
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	21,150,000	21,418,501
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5000%, 4/13/29ž,‡	14,133,000	14,344,134
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.6000%, 6.1000%, 4/13/33ž,‡	34,519,000	35,862,617
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	19,681,000	20,155,345
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	20,690,000	20,991,407
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡,#	22,770,000	23,267,518
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	20,457,000	17,685,900
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	17,790,000	18,134,792
		696,661,673
Basic Industry – 0.1%
First Quantum Minerals Ltd, 6.3750%, 2/15/36ž	11,976,000	11,521,113
Qnity Electronics Inc, 5.7500%, 8/15/32ž	9,965,000	9,976,869
		21,497,982
Brokerage – 0.7%
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	14,182,000	14,578,472
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	34,751,000	34,364,871
Jane Street Group / JSG Finance Inc, 6.7500%, 5/1/33ž	29,124,000	29,548,279
LPL Holdings Inc, 6.7500%, 11/17/28	30,079,000	31,513,737
LPL Holdings Inc, 5.2000%, 3/15/30	8,509,000	8,571,354
LPL Holdings Inc, 5.1500%, 6/15/30	13,703,000	13,762,619
LPL Holdings Inc, 6.0000%, 5/20/34	19,554,000	19,944,137
LPL Holdings Inc, 5.6500%, 3/15/35	14,248,000	14,125,952
LPL Holdings Inc, 5.7500%, 6/15/35	16,998,000	16,930,733
		183,340,154
Capital Goods – 0.1%
Eaton Corp, 4.2000%, 3/6/31	6,564,000	6,469,029
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	15,902,000	16,124,676
TransDigm Inc, 6.2500%, 1/31/34ž	3,003,000	3,036,126
TransDigm Inc, 6.7500%, 1/31/34ž	10,283,000	10,417,759
		36,047,590
Communications – 0.4%
AppLovin Corp, 5.3750%, 12/1/31	18,923,000	19,108,669
AppLovin Corp, 5.5000%, 12/1/34	39,357,000	39,031,161
AppLovin Corp, 5.9500%, 12/1/54	20,293,000	18,432,900
ROBLOX Corp, 3.8750%, 5/1/30ž	31,345,000	29,457,492
		106,030,222
Consumer Cyclical – 0.7%
Carnival Corp, 5.7500%, 8/1/32ž	20,705,000	20,698,267
Cyprium Corp / Cyprium Holdings Luxembourg Sarl, 6.1250%, 4/15/31ž	12,658,000	12,478,477
Cyprium Corp / Cyprium Holdings Luxembourg Sarl, 6.3750%, 4/15/34ž	8,196,000	7,955,382
Flutter Treasury DAC, 5.8750%, 6/4/31ž	10,566,000	10,467,630
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	10,934,000	11,485,563
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	$1,226,000	$1,236,633
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	13,964,000	14,707,262
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	14,546,000	14,318,943
GLP Capital LP / GLP Financing II Inc, 5.6250%, 3/1/36	9,524,000	9,263,025
KB Home, 4.0000%, 6/15/31	7,674,000	7,075,263
NCL Corporation Ltd, 5.8750%, 1/15/31ž	38,011,000	36,930,189
NCL Corporation Ltd, 6.2500%, 9/15/33ž,#	23,566,000	22,866,995
VICI Properties LP, 5.6250%, 4/1/35	16,210,000	16,134,351
		185,617,980
Consumer Non-Cyclical – 0.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	14,308,000	14,487,180
CVS Health Corp, 5.0000%, 9/15/32	8,260,000	8,266,624
CVS Health Corp, 5.2500%, 2/21/33	2,870,000	2,902,793
CVS Health Corp, 5.7000%, 6/1/34#	14,746,000	15,154,371
CVS Health Corp, 5.4500%, 9/15/35	14,687,000	14,744,110
CVS Health Corp, 4.7800%, 3/25/38	32,715,000	30,148,111
CVS Health Corp, 6.2000%, 9/15/55	8,502,000	8,421,294
HCA Inc, 3.6250%, 3/15/32	10,927,000	10,154,415
HCA Inc, 5.6000%, 4/1/34	16,318,000	16,664,638
Maple Parent Holdings Corp, 5.7000%, 3/26/36ž	7,879,000	7,828,480
Maple Parent Holdings Corp, 6.6250%, 3/26/56ž	4,895,000	4,847,159
Solventum Corp, 5.4500%, 3/13/31	30,323,000	31,110,480
Solventum Corp, 5.6000%, 3/23/34	39,969,000	40,860,730
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	8,271,000	8,521,727
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	14,987,000	15,381,758
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	11,755,000	11,904,183
		241,398,053
Electric – 0.9%
Alpha Generation LLC, 6.2500%, 1/15/34ž	27,956,000	27,462,398
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.1280%, 5.8000%, 3/15/56‡	10,674,000	10,543,937
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 1.9400%, 6.0500%, 3/15/56‡	8,539,000	8,462,788
Duke Energy Corp, 5.4500%, 6/15/34	35,348,000	36,130,623
Exelon Corp, 5.4500%, 3/15/34	17,447,000	17,836,432
NRG Energy Inc, 4.7340%, 10/15/30ž	21,488,000	21,279,061
NRG Energy Inc, 5.7500%, 1/15/34ž	11,546,000	11,389,256
NRG Energy Inc, 6.0000%, 1/15/36ž	21,628,000	21,431,339
Talen Energy Supply LLC, 6.2500%, 2/1/34ž	19,547,000	19,329,215
Talen Energy Supply LLC, 6.5000%, 2/1/36ž	32,081,000	32,303,345
Vistra Operations Co LLC, 4.7000%, 1/31/31ž	4,237,000	4,168,782
Vistra Operations Co LLC, 5.3500%, 1/31/36ž	8,338,000	8,156,177
Xcel Energy Inc, 5.6000%, 4/15/35	12,145,000	12,342,393
Xcel Energy Inc, US Treasury Yield Curve Rate 5 Year + 2.1680%, 5.7500%, 12/3/56‡	16,382,000	15,991,745
		246,827,491
Energy – 1.2%
Antero Resources Corp, 5.4000%, 2/1/36	35,247,000	34,660,558
Cheniere Energy Inc, 5.6500%, 4/15/34	20,937,000	21,555,201
Civitas Resources Inc, 8.6250%, 11/1/30ž	5,452,000	5,752,329
Civitas Resources Inc, 8.7500%, 7/1/31ž,#	16,280,000	17,017,354
Civitas Resources Inc, 9.6250%, 6/15/33ž	25,310,000	27,960,488
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	12,631,000	13,308,846
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	2,548,000	2,660,404
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	13,172,000	13,817,898
DT Midstream Inc, 4.1250%, 6/15/29ž	25,682,000	25,141,661
DT Midstream Inc, 4.3750%, 6/15/31ž	41,648,000	40,145,838
DT Midstream Inc, 4.3000%, 4/15/32ž	7,191,000	6,860,273
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	$11,121,000	$11,088,321
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	15,799,000	15,181,848
Occidental Petroleum Corp, 8.8750%, 7/15/30	10,356,000	11,787,997
Sunoco LP, 7.0000%, 5/1/29ž	22,419,000	22,996,468
Sunoco LP, 5.6250%, 3/15/31ž	7,982,000	7,945,389
Sunoco LP, 7.2500%, 5/1/32ž	12,629,000	13,066,835
Viper Energy Partners LLC, 4.9000%, 8/1/30	6,297,000	6,292,844
Viper Energy Partners LLC, 5.7000%, 8/1/35	16,748,000	16,878,802
		314,119,354
Finance Companies – 0.5%
Blackstone Private Credit Fund, 7.3000%, 11/27/28	14,859,000	15,163,075
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	8,994,000	9,213,673
OWL Rock Core Income Corp, 4.7000%, 2/8/27	2,729,000	2,698,150
Rocket Cos Inc, 6.1250%, 8/1/30ž	10,068,000	10,160,897
Rocket Cos Inc, 6.3750%, 8/1/33ž	42,189,000	42,642,279
Takeoff Merger Sub Inc, 4.8500%, 3/24/31ž	28,459,000	28,103,112
Takeoff Merger Sub Inc, 5.5000%, 3/24/36ž	8,349,000	8,224,674
		116,205,860
Financial Institutions – 0.1%
Atlas Warehouse Lending Co LP, 4.6250%, 11/15/28ž	6,110,000	6,017,537
Atlas Warehouse Lending Co LP, 4.9500%, 11/15/30ž	9,657,000	9,472,748
Atlas Warehouse Lending Co LP, 5.2500%, 1/15/33ž	5,668,000	5,489,294
		20,979,579
Insurance – 0.8%
Aon North America Inc, 5.4500%, 3/1/34	45,231,000	46,191,444
Asurion LLC / Asurion Co-Issuer Inc, 8.0000%, 12/31/32ž	15,976,000	16,574,269
Athene Global Funding, 2.6460%, 10/4/31ž	17,357,000	15,049,621
Centene Corp, 4.2500%, 12/15/27	29,289,000	28,771,015
Elevance Health Inc, 5.2000%, 2/15/35	13,031,000	13,009,602
Health Care Service Corp, 5.2000%, 6/15/29ž	14,413,000	14,619,537
Health Care Service Corp, 2.2000%, 6/1/30ž	13,536,000	12,245,674
Health Care Service Corp, 5.4500%, 6/15/34ž	32,502,000	32,519,199
Humana Inc, 5.8750%, 3/1/33	5,208,000	5,321,447
Humana Inc, 5.9500%, 3/15/34	14,187,000	14,467,635
		198,769,443
Professional Services – 0.2%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	22,041,000	22,493,061
Booz Allen Hamilton Inc, 5.9500%, 4/15/35	34,511,000	34,792,406
		57,285,467
Technology – 1.3%
APLD ComputeCo 2 LLC, 6.7500%, 3/15/31ž	24,770,000	24,589,652
Black Pearl Compute LLC, 6.1250%, 2/15/31ž	23,875,000	24,299,903
CACI International Inc, 6.3750%, 6/15/33ž	8,503,000	8,655,425
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž,#	6,132,000	6,154,999
Equinix Asia Financing Corp Pte Ltd, 4.4000%, 3/15/31	14,382,000	14,078,472
Equinix Europe 2 Financing Corporation LLC, 4.7000%, 3/15/33	29,528,000	28,719,308
Foundry JV Holdco LLC, 5.9000%, 1/25/33ž	5,478,000	5,631,996
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	25,341,000	25,657,707
Foundry JV Holdco LLC, 6.2500%, 1/25/35ž	5,478,000	5,737,571
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	13,210,239
MSCI Inc, 4.0000%, 11/15/29ž	4,528,000	4,398,087
Oracle Corp, 5.3500%, 5/4/33	12,206,000	11,882,283
Oracle Corp, 5.5000%, 8/3/35	6,388,000	6,097,957
Oracle Corp, 5.2000%, 9/26/35	19,683,000	18,462,555
Oracle Corp, 5.7000%, 2/4/36	12,620,000	12,133,982
Oracle Corp, 5.9500%, 9/26/55	12,406,000	10,436,804
Oracle Corp, 6.1000%, 9/26/65	21,986,000	18,230,385
Oracle Corp, 6.8500%, 2/4/66	8,953,000	8,230,690
Salesforce Inc, 4.9000%, 9/15/31	33,476,000	33,428,588
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
Salesforce Inc, 5.2000%, 3/15/33	$25,181,000		$25,137,998
Salesforce Inc, 5.5500%, 3/15/36	26,533,000		26,450,466
Salesforce Inc, 6.4000%, 3/15/46	4,914,000		4,948,019
Salesforce Inc, 6.5500%, 3/15/56	16,707,000		16,764,959
			353,338,045
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	14,940,000		14,806,103
Total Corporate Bonds (cost $2,785,303,114)			2,792,924,996
Foreign Government Bonds – 0.9%
United Kingdom Gilt, 4.1250%, 3/7/31 (cost $241,806,564)	179,551,600	GBP	233,948,654
Mortgage-Backed Securities – 8.2%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	70,738,816		59,496,013
3.0000%, TBA, 30 Year Maturity	3,968,000		3,488,527
4.5000%, TBA, 30 Year Maturity	45,799,760		44,162,877
5.0000%, TBA, 30 Year Maturity	138,927,676		136,809,029
6.0000%, TBA, 30 Year Maturity	199,461,275		203,237,077
6.0000%, TBA, 30 Year Maturity	50,191,725		51,081,122
			498,274,645
Fannie Mae Pool:
323282, 7.5000%, 7/1/28	10,663		10,793
BO3223, 3.0000%, 10/1/34	540,167		520,399
BO4725, 2.5000%, 11/1/34	545,639		518,281
BO7717, 3.0000%, 11/1/34	255,944		246,871
BO5957, 3.0000%, 12/1/34	329,725		317,392
FS3713, 2.5000%, 12/1/36	23,242,212		22,097,359
995757, 6.0000%, 2/1/37	134,567		141,082
AL6997, 4.5000%, 11/1/42	784,805		781,119
AB7563, 3.0000%, 1/1/43	513,487		473,022
MA1363, 3.0000%, 2/1/43	114,876		105,389
AT2957, 3.0000%, 5/1/43	1,131,625		1,033,573
AL5942, 5.0000%, 7/1/44	83,341		84,098
AL5887, 4.5000%, 10/1/44	1,873,453		1,858,105
AL6542, 4.5000%, 3/1/45	3,064,162		3,039,060
AL6842, 4.0000%, 5/1/45	536,197		516,664
AL7381, 4.5000%, 6/1/45	1,623,389		1,611,710
BM3912, 3.0000%, 3/1/47	3,704,815		3,357,596
CA0108, 3.5000%, 8/1/47	625,500		586,362
BH1902, 3.5000%, 12/1/47	254,982		239,027
BM3282, 3.5000%, 12/1/47	184,607		173,056
BJ4559, 3.5000%, 1/1/48	1,752,797		1,637,949
BJ4566, 4.0000%, 1/1/48	6,182,118		5,957,847
BJ4567, 4.0000%, 1/1/48	2,339,528		2,252,255
CA4646, 3.0000%, 2/1/48	2,447,521		2,224,611
BJ5170, 3.5000%, 3/1/48	307,377		288,244
BK1964, 4.0000%, 3/1/48	1,839,476		1,770,437
BK3211, 4.5000%, 3/1/48	84,330		82,725
BJ9181, 5.0000%, 5/1/48	1,900,423		1,911,926
BN0012, 4.5000%, 8/1/48	46,557		45,671
MA3521, 4.0000%, 11/1/48	4,511,655		4,305,915
BN3899, 4.0000%, 12/1/48	672,096		641,447
FM3664, 4.0000%, 3/1/49	2,184,298		2,084,689
CA3683, 4.5000%, 6/1/49	260,029		254,230
CA4035, 4.5000%, 8/1/49	384,267		375,698
MA3774, 3.0000%, 9/1/49	8,827,140		7,886,865
BO2983, 3.0000%, 9/1/49	544,890		491,267
MA3908, 4.5000%, 1/1/50	546,360		534,214
CA5327, 2.5000%, 3/1/50	1,853,300		1,562,794
CA5573, 4.0000%, 4/1/50	1,730,936		1,649,911
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
MA4079, 3.0000%, 7/1/50	$7,569,685	$6,735,134
BM7069, 4.5000%, 7/1/50	12,532,364	12,019,229
CA6635, 2.5000%, 8/1/50	41,942,545	36,154,721
BK2913, 2.5000%, 8/1/50	1,664,240	1,437,146
FM5076, 4.0000%, 8/1/50	1,527,070	1,455,587
FS2713, 4.5000%, 10/1/50	9,380,470	9,201,960
20510201, 2.5000%, 2/1/51	16,125,558	13,593,487
FS2546, 4.0000%, 3/1/51	375,397	358,278
20510401, 3.0000%, 4/1/51	1,690,364	1,505,670
20510501, 2.5000%, 5/1/51	4,549,577	3,833,550
MA4378, 2.0000%, 7/1/51	52,597,500	42,678,529
FS0359, 2.5000%, 1/1/52	10,709,419	9,178,762
CB2681, 3.5000%, 1/1/52	2,013,506	1,875,101
FS0662, 2.5000%, 2/1/52	52,663,791	45,104,104
CB2750, 2.5000%, 2/1/52	24,020,122	20,414,223
20520201, 2.5000%, 2/1/52	14,507,839	12,227,534
CB2907, 3.5000%, 2/1/52	5,450,211	5,075,150
CB3043, 2.5000%, 3/1/52	22,357,059	19,147,788
FS1081, 2.5000%, 3/1/52	21,538,976	18,424,660
FS5988, 2.5000%, 3/1/52	20,169,190	17,240,489
CB3042, 2.5000%, 3/1/52	8,076,436	6,917,829
BT2256, 2.5000%, 3/1/52	2,011,507	1,720,041
BV2965, 2.5000%, 3/1/52	1,569,087	1,342,213
BV5152, 2.5000%, 3/1/52	1,534,781	1,314,469
BV2962, 2.5000%, 3/1/52	673,817	576,771
BV4144, 3.0000%, 3/1/52	9,808,971	8,728,377
FS1184, 3.5000%, 3/1/52	3,386,973	3,145,483
CB3240, 3.0000%, 4/1/52	15,812,644	14,060,115
BV5379, 3.0000%, 4/1/52	8,608,814	7,683,206
BV5380, 3.0000%, 4/1/52	7,419,233	6,601,038
FS1301, 3.5000%, 4/1/52	3,855,814	3,554,970
BV5393, 3.5000%, 4/1/52	3,734,316	3,466,292
BV4203, 3.5000%, 4/1/52	1,319,010	1,224,340
BV8484, 3.5000%, 4/1/52	1,303,933	1,210,346
BV6879, 4.5000%, 4/1/52	1,078,114	1,045,294
BV7632, 4.5000%, 4/1/52	828,334	803,117
BW0081, 4.5000%, 4/1/52	609,737	591,119
BV7132, 4.5000%, 4/1/52	429,171	416,066
BW0072, 4.5000%, 4/1/52	361,933	350,882
BV7131, 4.5000%, 4/1/52	342,612	332,144
FS6926, 2.5000%, 5/1/52	55,738,945	47,715,297
CB3501, 3.5000%, 5/1/52	6,528,032	6,030,718
FS3377, 4.0000%, 5/1/52	7,827,922	7,470,953
BW0343, 4.5000%, 5/1/52	1,681,998	1,630,637
FS2144, 3.5000%, 6/1/52	13,227,384	12,284,277
FS5491, 3.0000%, 7/1/52	18,964,816	16,842,949
FS5339, 3.0000%, 7/1/52	10,878,299	9,661,188
CB4329, 3.5000%, 7/1/52	1,152,089	1,069,945
BW7369, 5.0000%, 10/1/52	5,659,084	5,644,186
BW1288, 5.0000%, 10/1/52	2,579,165	2,567,242
BT8021, 5.0000%, 1/1/53	2,262,297	2,256,342
BX5759, 5.0000%, 1/1/53	794,402	791,991
BX5969, 5.0000%, 2/1/53	929,326	926,022
BX8071, 5.0000%, 3/1/53	478,868	476,812
BX7860, 5.5000%, 3/1/53	304,931	310,772
BX9351, 5.0000%, 4/1/53	1,062,528	1,057,966
BY0782, 5.5000%, 4/1/53	180,086	184,160
BY1920, 5.0000%, 5/1/53	579,095	576,609
BY1896, 5.5000%, 5/1/53	329,483	334,760
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BY0866, 5.5000%, 5/1/53	$169,088	$172,106
BY3263, 5.0000%, 6/1/53	1,148,768	1,143,836
BY2783, 5.0000%, 6/1/53	637,623	634,885
BY4284, 5.5000%, 6/1/53	470,558	481,447
CB6686, 4.5000%, 7/1/53	2,795,749	2,733,833
BY6374, 5.5000%, 7/1/53	1,249,051	1,269,057
BY7004, 5.5000%, 7/1/53	432,976	442,995
BY6690, 5.0000%, 8/1/53	683,448	681,018
CB7112, 5.5000%, 9/1/53	21,320,667	21,792,753
CB7430, 5.5000%, 11/1/53	5,956,848	6,093,786
20540101, 2.5000%, 1/1/54	8,110,706	6,869,653
FS8037, 6.0000%, 1/1/54	5,893,852	6,132,209
CB8134, 5.5000%, 3/1/54	10,919,392	11,156,341
FS7607, 6.0000%, 3/1/54	5,025,414	5,200,325
FS7643, 6.0000%, 4/1/54	12,343,570	12,830,281
CB8543, 6.0000%, 5/1/54	32,986,216	34,066,229
20550301, 5.5000%, 3/1/55	5,259,326	5,369,994
20551001, 6.0000%, 10/1/55	4,193,464	4,311,344
20551101, 5.5000%, 11/1/55	6,075,131	6,207,842
20551201, 5.0000%, 12/1/55	25,558,473	25,497,891
BF0130, 3.5000%, 8/1/56	8,346,272	7,656,874
BF0167, 3.0000%, 2/1/57	8,465,639	7,340,997
BF0189, 3.0000%, 6/1/57	158,598	137,237
BF0619, 2.5000%, 3/1/62	50,116,437	41,034,976
BF0598, 2.5000%, 3/1/62	16,781,070	13,982,317
		757,487,919
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	1,243,459	1,188,075
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	4,938,520	4,836,408
ZK8962, 3.0000%, 9/1/32	1,382,942	1,343,814
ZK9009, 3.0000%, 10/1/32	702,048	681,194
ZK9085, 3.0000%, 12/1/32	364,096	353,624
ZK9163, 3.0000%, 1/1/33	922,211	895,237
SB0040, 2.5000%, 12/1/33	5,682,825	5,481,646
QN0786, 3.0000%, 10/1/34	1,724,290	1,660,649
QN0783, 3.0000%, 10/1/34	802,244	771,921
SB0116, 2.5000%, 11/1/34	1,997,688	1,898,233
QN0951, 2.5000%, 11/1/34	524,249	497,897
SB0866, 2.5000%, 6/1/37	18,683,775	17,662,484
ZS3695, 6.0000%, 4/1/40	1,913,200	2,012,937
ZT1145, 4.5000%, 5/1/44	593,417	589,148
ZT1167, 4.0000%, 4/1/45	16,631	16,164
ZT1257, 3.0000%, 1/1/46	341,365	313,318
ZM1434, 3.5000%, 7/1/46	1,407,162	1,318,254
ZT1633, 4.0000%, 3/1/47	722,221	697,100
ZT0534, 3.5000%, 12/1/47	4,523,449	4,225,887
ZM5707, 3.5000%, 2/1/48	1,691,200	1,577,389
ZM5945, 4.0000%, 3/1/48	1,479,797	1,424,257
ZM5865, 4.5000%, 3/1/48	77,828	76,347
ZM6220, 4.0000%, 4/1/48	1,723,223	1,644,641
ZM6276, 4.0000%, 4/1/48	1,696,833	1,630,608
ZM6427, 4.0000%, 5/1/48	3,079,391	2,938,965
ZM7182, 4.5000%, 7/1/48	517,728	507,876
ZM7926, 5.0000%, 9/1/48	103,436	104,058
ZT1320, 4.0000%, 11/1/48	403,642	385,235
SI2017, 4.0000%, 12/1/48	4,990,903	4,763,291
ZN2165, 4.5000%, 12/1/48	1,529,871	1,513,725
ZA7158, 4.5000%, 6/1/49	383,261	375,388
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
RA1087, 4.5000%, 7/1/49	$2,513,870	$2,462,229
RA1088, 4.5000%, 7/1/49	499,085	487,955
QA2159, 3.0000%, 8/1/49	753,703	663,966
RA1188, 4.5000%, 8/1/49	2,522,222	2,470,409
QA4936, 3.0000%, 12/1/49	792,388	706,271
QA5622, 3.0000%, 12/1/49	641,218	571,530
RA1999, 4.5000%, 1/1/50	1,780,063	1,743,496
SD8040, 4.5000%, 1/1/50	422,583	413,189
QA8274, 3.5000%, 3/1/50	561,943	518,420
SD1551, 4.0000%, 3/1/50	4,799,286	4,580,429
SE9056, 4.5000%, 3/1/50	5,444,522	5,204,216
QB1708, 2.5000%, 8/1/50	795,567	687,254
QB2976, 2.5000%, 8/1/50	358,074	309,213
QB3353, 2.5000%, 9/1/50	1,524,778	1,316,242
SD1143, 4.5000%, 9/1/50	13,972,183	13,706,292
RA5285, 2.5000%, 5/1/51	34,863,511	29,716,284
SD1137, 2.5000%, 6/1/51	13,139,071	11,301,513
QC5848, 2.5000%, 8/1/51	39,572,063	33,705,128
RA5906, 2.5000%, 9/1/51	32,134,123	27,518,362
SD0688, 2.5000%, 10/1/51	34,661,328	29,639,023
SD7548, 2.5000%, 11/1/51	11,822,591	10,151,157
QD6087, 2.5000%, 1/1/52	3,441,292	2,951,440
QD4842, 2.5000%, 1/1/52	2,133,580	1,827,967
QD7069, 2.5000%, 2/1/52	5,309,069	4,546,972
QD9513, 2.5000%, 2/1/52	3,151,269	2,687,429
QD6554, 3.0000%, 2/1/52	2,722,530	2,422,922
QD6555, 3.0000%, 2/1/52	1,846,275	1,648,182
SD0931, 2.5000%, 3/1/52	26,283,032	22,442,103
QD8288, 2.5000%, 3/1/52	893,254	764,098
QD9182, 3.0000%, 3/1/52	2,627,796	2,345,555
QE0318, 4.5000%, 3/1/52	287,222	278,478
SD0943, 3.5000%, 4/1/52	2,207,791	2,055,860
QE1073, 3.5000%, 4/1/52	839,101	778,876
QD9191, 3.5000%, 4/1/52	645,814	599,461
SD8212, 2.5000%, 5/1/52	12,347,961	10,458,514
SD3493, 2.5000%, 5/1/52	10,831,061	9,268,398
SD7023, 3.0000%, 6/1/52	15,017,331	13,334,654
SD1840, 3.0000%, 6/1/52	10,886,084	9,668,101
SD1150, 3.5000%, 6/1/52	4,389,262	4,087,212
QF0488, 5.5000%, 9/1/52	5,782,041	5,896,937
QF2386, 5.0000%, 10/1/52	10,439,764	10,382,133
QF2145, 5.0000%, 10/1/52	357,363	356,278
QF2437, 5.5000%, 10/1/52	349,168	357,248
QF7813, 5.0000%, 1/1/53	460,761	459,548
QF6841, 5.0000%, 1/1/53	402,655	401,433
QF8398, 5.0000%, 3/1/53	1,642,107	1,635,057
QF9871, 5.0000%, 3/1/53	1,580,965	1,574,178
QG1442, 5.0000%, 4/1/53	1,808,725	1,795,692
QG2380, 5.0000%, 5/1/53	5,204,888	5,167,384
QG3598, 5.0000%, 5/1/53	3,186,103	3,163,145
QG3742, 5.0000%, 5/1/53	322,431	321,046
SD2897, 5.5000%, 5/1/53	3,906,115	3,969,557
QG2543, 5.5000%, 5/1/53	500,294	508,307
QG4742, 5.0000%, 6/1/53	2,188,678	2,163,803
QG5161, 5.0000%, 6/1/53	2,050,633	2,027,327
QG5055, 5.0000%, 6/1/53	1,515,347	1,498,711
QG3917, 5.0000%, 6/1/53	1,303,556	1,294,162
QG4676, 5.0000%, 6/1/53	640,732	633,864
QG3912, 5.5000%, 6/1/53	1,661,715	1,688,331
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QG4741, 5.5000%, 6/1/53	$1,241,391	$1,249,921
QG6693, 5.5000%, 7/1/53	5,244,780	5,338,406
QG7441, 5.5000%, 7/1/53	3,075,463	3,124,723
SD4294, 5.5000%, 9/1/53	4,357,073	4,455,104
RA9851, 6.0000%, 9/1/53	33,058,256	34,209,214
SD4009, 6.0000%, 9/1/53	10,047,481	10,397,186
SD4668, 6.0000%, 10/1/53	15,802,260	16,241,953
SD4247, 6.5000%, 11/1/53	12,311,040	12,929,550
20540101, 2.5000%, 1/1/54	9,737,299	8,238,545
QI2699, 5.5000%, 4/1/54	2,794,571	2,858,702
RJ1341, 6.0000%, 4/1/54	23,928,763	24,762,017
RJ3021, 5.5000%, 12/1/54	40,416,195	40,870,168
SL1226, 5.5000%, 5/1/55	7,860,469	8,009,008
RJ4363, 5.5000%, 6/1/55	1,167,337	1,191,900
20551101, 6.0000%, 11/1/55	5,809,249	5,978,569
20560101, 5.0000%, 1/1/56	65,394,894	65,101,704
20560101, 5.5000%, 1/1/56	5,258,468	5,330,136
		627,817,442
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	32,578,133	28,005,629
3.5000%, TBA, 30 Year Maturity	20,258,806	18,482,190
4.0000%, TBA, 30 Year Maturity	11,351,459	10,623,853
5.0000%, TBA, 30 Year Maturity	18,848,683	18,654,881
		75,766,553
Ginnie Mae I Pool:
625655, 6.0000%, 1/15/34	36,941	38,436
784059, 4.0000%, 1/15/45	6,912,533	6,672,935
784182, 4.5000%, 8/15/46	8,874,543	8,751,789
BB4357, 4.0000%, 7/15/47	1,554,314	1,482,558
BC7161, 4.0000%, 8/15/47	223,614	213,291
BD7109, 4.0000%, 11/15/47	173,105	165,114
BD7135, 4.0000%, 12/15/47	627,594	598,621
		17,922,744
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	25,678,122	23,298,660
BB9817, 4.0000%, 8/20/47	924,092	882,528
BB9814, 4.0000%, 8/20/47	151,753	144,928
BB9835, 4.0000%, 8/20/47	141,542	135,176
MA5021, 4.5000%, 2/20/48	838,976	825,450
BH3673, 4.5000%, 5/20/48	1,128,308	1,096,712
BH3672, 4.5000%, 5/20/48	183,007	178,438
MA5264, 4.0000%, 6/20/48	6,710,358	6,397,991
MA5400, 5.0000%, 8/20/48	2,486,438	2,501,055
MA5930, 3.5000%, 5/20/49	33,753,171	31,500,584
MA7255, 2.5000%, 3/20/51	32,815,333	28,226,040
MA7313, 3.0000%, 4/20/51	22,274,771	19,910,448
MA7473, 3.0000%, 7/20/51	17,902,137	15,997,783
MA7535, 3.0000%, 8/20/51	40,756,960	36,418,251
785843, 2.5000%, 1/20/52	24,362,798	20,754,192
		188,268,236
Total Mortgage-Backed Securities (cost $2,205,187,750)		2,166,725,614
United States Treasury Notes/Bonds – 3.4%
3.5000%, 3/15/29	4,446,700	4,407,444
3.8750%, 3/31/31	285,057,000	284,143,928
4.2500%, 3/31/33	109,534,000	110,287,046
4.1250%, 2/15/36	116,861,500	115,035,539
4.6250%, 2/15/46	218,727,900	210,867,366
4.6250%, 11/15/55	193,908,400	185,273,417
Total United States Treasury Notes/Bonds (cost $926,719,026)		910,014,740
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – 63.6%
Aerospace & Defense – 1.8%
General Electric Co	714,006	$202,613,482
Howmet Aerospace Inc	673,767	155,276,343
Lockheed Martin Corp	178,035	107,602,574
		465,492,399
Banks – 2.0%
JPMorgan Chase & Co	1,283,413	377,528,768
PNC Financial Services Group Inc/The	663,982	138,168,014
		515,696,782
Beverages – 0.6%
Monster Beverage Corp*	2,122,171	153,772,511
Biotechnology – 1.4%
AbbVie Inc	932,057	202,713,077
Vertex Pharmaceuticals Inc*	352,448	157,382,130
		360,095,207
Building Products – 0.6%
Trane Technologies PLC	387,993	161,692,203
Capital Markets – 3.0%
CME Group Inc	633,996	187,250,718
Goldman Sachs Group Inc	247,139	209,077,123
Intercontinental Exchange Inc	1,167,848	183,679,133
Morgan Stanley	1,305,117	214,783,105
		794,790,079
Chemicals – 0.4%
Ecolab Inc	380,932	101,335,531
Communications Equipment – 1.0%
Arista Networks Inc*	700,911	86,057,853
Motorola Solutions Inc	387,554	168,186,809
		254,244,662
Consumer Finance – 1.1%
American Express Co	927,994	280,699,625
Diversified Financial Services – 2.2%
Mastercard Inc - Class A	747,664	373,577,794
Visa Inc	692,696	209,360,439
		582,938,233
Electric Utilities – 1.5%
American Electric Power Co Inc	929,019	121,775,810
Duke Energy Corp	1,421,319	186,107,510
Southern Co	849,934	82,035,630
		389,918,950
Electrical Equipment – 1.6%
Eaton Corp PLC	551,802	197,363,021
Emerson Electric Co	771,061	101,024,412
GE Vernova Inc	128,164	111,874,356
		410,261,789
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp	1,668,933	210,869,685
Entertainment – 1.8%
Netflix Inc*	2,748,956	264,312,119
Walt Disney Co/The	2,147,020	206,929,788
		471,241,907
Food & Staples Retailing – 0.5%
Costco Wholesale Corp	144,058	143,543,713
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	1,887,161	193,754,820
Boston Scientific Corp*	1,173,011	73,606,440
Intuitive Surgical Inc*	244,015	112,488,475
Stryker Corp	552,848	181,660,324
		561,510,059
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Providers & Services – 0.4%
HCA Healthcare Inc	222,272	$105,188,001
Hotels, Restaurants & Leisure – 1.9%
Booking Holdings Inc	42,291	178,058,643
Hilton Worldwide Holdings Inc	452,858	137,705,061
McDonald's Corp	129,125	40,130,759
Royal Caribbean Cruises Ltd	578,941	159,312,984
		515,207,447
Insurance – 1.0%
Progressive Corp/The	1,288,865	255,504,598
Interactive Media & Services – 5.8%
Alphabet Inc - Class C	3,707,146	1,063,431,901
Meta Platforms Inc - Class A	834,745	477,582,657
		1,541,014,558
Life Sciences Tools & Services – 0.8%
Danaher Corp	1,047,055	198,521,628
Machinery – 0.5%
Deere & Co	243,198	136,993,433
Metals & Mining – 0.5%
Freeport-McMoRan Inc	2,443,094	143,605,065
Multiline Retail – 2.8%
Amazon.com Inc*	3,602,331	750,257,477
Oil, Gas & Consumable Fuels – 1.5%
Chevron Corp	1,276,313	264,069,160
ConocoPhillips	1,081,666	142,779,912
		406,849,072
Pharmaceuticals – 3.0%
Eli Lilly & Co	409,206	376,375,402
Johnson & Johnson	1,108,486	270,958,318
Zoetis Inc	1,307,028	154,503,780
		801,837,500
Road & Rail – 1.4%
Uber Technologies Inc*	2,903,818	208,871,629
Union Pacific Corp	671,198	162,846,059
		371,717,688
Semiconductor & Semiconductor Equipment – 10.9%
Broadcom Inc	1,996,697	617,997,689
KLA Corp	179,056	263,643,845
Lam Research Corp	1,325,509	283,208,253
Micron Technology Inc	559,450	189,004,588
NVIDIA Corp	8,711,541	1,519,292,750
		2,873,147,125
Software – 4.6%
Cadence Design Systems Inc*	396,345	110,132,385
Intuit Inc	291,400	125,995,532
Microsoft Corp	2,643,715	978,623,982
		1,214,751,899
Specialty Retail – 1.3%
Home Depot Inc	580,151	190,805,863
O'Reilly Automotive Inc*	300,088	27,701,123
TJX Cos Inc	856,763	136,825,051
		355,332,037
Technology Hardware, Storage & Peripherals – 3.2%
Apple Inc	3,371,613	855,681,663
Textiles, Apparel & Luxury Goods – 0.5%
NIKE Inc - Class B	2,367,138	125,032,229
Tobacco – 1.1%
Philip Morris International Inc	1,688,764	279,220,240
Total Common Stocks (cost $8,410,121,700)		16,787,964,995
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Investment Companies – 2.4%
Money Markets – 2.4%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $635,526,770)	635,432,923	$635,432,923
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	10,841,620	10,841,620
Time Deposits – 0%
Royal Bank of Canada, 3.6500%, 4/1/26	$2,710,405	2,710,405
Total Investments Purchased with Cash Collateral from Securities Lending (cost $13,552,025)		13,552,025
Total Investments (total cost $18,616,059,782) – 102.0%		26,924,037,458
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(518,738,079)
Net Assets – 100%		$26,405,299,379

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$26,563,319,612	98.7%
United Kingdom	246,559,685	0.9
France	50,206,751	0.2
Israel	35,807,668	0.1
Zambia	11,521,113	0.1
Ireland	10,467,630	0.0
Canada	6,154,999	0.0
Total	$26,924,037,458	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$498,324,627	$2,185,649,501	$(2,048,400,216)	$(42,662)	$(98,327)	$635,432,923	635,432,923	$10,113,132
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	8,318,846	3,224,771,102	(3,222,248,328)	-	-	10,841,620	10,841,620	265,095 ∆
Total Affiliated Investments - 2.5%
	$506,643,473	$5,410,420,603	$(5,270,648,544)	$(42,662)	$(98,327)	$646,274,543	646,274,543	$10,378,227

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	5/22/26	(180,161,783)	$241,367,965	$2,969,842
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
18 | March 31, 2026

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	16,669	7/6/26	$3,457,905,906	$(14,878,484)
5 Year US Treasury Note	9,153	7/6/26	990,168,684	(12,513,460)
Ultra Long Term US Treasury Bond	1,391	6/30/26	162,138,438	(5,014,767)
US Treasury Long Bond	4,999	6/30/26	569,261,125	(16,485,442)
Total - Futures Long				(48,892,153)
Futures Short:
10 Year US Treasury Note	2,477	6/30/26	(275,063,109)	4,720,000
Ultra 10-Year Treasury Note	2,205	6/30/26	(250,301,953)	4,480,501
Total - Futures Short				9,200,501
Total				$(39,691,652)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2026.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2026
	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$2,969,842	$-	$2,969,842
*Futures contracts	-	9,200,501	$9,200,501
Total Asset Derivatives	$2,969,842	$9,200,501	$12,170,343
Liability Derivatives:
*Futures contracts	$-	$48,892,153	$48,892,153

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2026.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$7,619,270	$7,619,270
Swap contracts	(722,000)	-	$(722,000)
Total	$(722,000)	$7,619,270	$6,897,270
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
March 31, 2026

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$(47,340,186)	$(47,340,186)
Forward foreign currency exchange contracts	2,969,842	-	$2,969,842
Total	$2,969,842	$(47,340,186)	$(44,370,344)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Credit default swaps:
Average notional amount - buy protection	$162,857,143
Forward foreign currency exchange contracts:
Average amounts sold - in USD	34,056,875
Futures contracts:
Average notional amount of contracts - long	4,522,798,993
Average notional amount of contracts - short	711,161,810

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$2,969,842	$—	$—	$2,969,842
JPMorgan Chase Bank, National Association	13,216,713	—	(13,216,713)	—
Total	$16,186,555	$—	$(13,216,713)	$2,969,842

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
20 | March 31, 2026

Janus Henderson Balanced Fund
Notes to Schedule of Investments and Other Information (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$4,158,846,347, which represents 15.8% of net assets.

*	Non-income producing security.
‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2026)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$4,806,303	$4,794,243	0.0%
The Fund has registration rights for certain restricted securities held as of March 31, 2026. The issuer incurs all registration costs.
Janus Investment Fund | 21

Janus Henderson Balanced Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,153,059,546	$-
Bank Loans and Mezzanine Loans	-	230,413,965	-
Corporate Bonds	-	2,792,924,996	-
Foreign Government Bonds	-	233,948,654	-
Mortgage-Backed Securities	-	2,166,725,614	-
United States Treasury Notes/Bonds	-	910,014,740	-
Common Stocks	16,787,964,995	-	-
Investment Companies	-	635,432,923	-
Investments Purchased with Cash Collateral from Securities Lending	-	13,552,025	-
Total Investments in Securities	$16,787,964,995	$10,136,072,463	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,969,842	-
Futures Contracts	9,200,501	-	-
Total Assets	$16,797,165,496	$10,139,042,305	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$48,892,153	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

22 | March 31, 2026

Janus Henderson Balanced Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $17,969,691,392)(1)	$26,277,762,915
Affiliated investments, at value (cost $646,368,390)	646,274,543
Cash	1,194,980
Collateral for To Be Announced transactions	5,628,605
Deposits with brokers for futures	50,440,000
Forward foreign currency exchange contracts	2,969,842
Variation margin receivable on futures contracts	4,768,296
Trustees' deferred compensation	830,603
Receivables:
Investments sold	408,052,983
TBA investments sold	76,389,598
Interest	60,519,212
Fund shares sold	15,444,823
Dividends	7,923,711
Dividends from affiliates	1,878,969
Other assets	295,358
Total Assets	27,560,374,438
Liabilities:
Collateral for securities loaned (Note 3)	13,552,025
Variation margin payable on futures contracts	1,235,156
Payables:
TBA investments purchased	654,355,116
Investments purchased	418,985,439
Fund shares repurchased	37,670,178
Advisory fees	12,639,910
Dividends	8,554,448
Transfer agent fees and expenses	3,629,590
12b-1 Distribution and shareholder servicing fees	2,371,749
Trustees' deferred compensation fees	830,603
Trustees' fees and expenses	146,019
Professional fees	67,652
Affiliated fund administration fees payable	57,454
Custodian fees	13,797
Accrued expenses and other payables	965,923
Total Liabilities	1,155,075,059
Commitments and contingent liabilities (Note 4)
Net Assets	$26,405,299,379
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Balanced Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$17,372,550,952
Total distributable earnings (loss)	9,032,748,427
Total Net Assets	$26,405,299,379
Net Assets - Class A Shares	$2,508,236,108
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	55,102,883
Net Asset Value Per Share(2)	$45.52
Maximum Offering Price Per Share(3)	$48.30
Net Assets - Class C Shares	$1,806,620,046
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	40,292,442
Net Asset Value Per Share(2)	$44.84
Net Assets - Class D Shares	$2,448,625,924
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	53,574,250
Net Asset Value Per Share	$45.71
Net Assets - Class I Shares	$12,331,626,445
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	269,698,530
Net Asset Value Per Share	$45.72
Net Assets - Class N Shares	$2,408,827,197
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	52,751,801
Net Asset Value Per Share	$45.66
Net Assets - Class R Shares	$390,098,999
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,642,916
Net Asset Value Per Share	$45.14
Net Assets - Class S Shares	$346,395,498
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,609,551
Net Asset Value Per Share	$45.52
Net Assets - Class T Shares	$4,164,869,162
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	91,282,320
Net Asset Value Per Share	$45.63

(1)	Includes $13,216,713 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
24 | March 31, 2026

Janus Henderson Balanced Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Interest	$239,382,899
Dividends	103,656,787
Dividends from affiliates	10,113,132
Affiliated securities lending income, net	265,095
Unaffiliated securities lending income, net	65,619
Other income	3,613,954
Total Investment Income	357,097,486
Expenses:
Advisory fees	76,852,989
12b-1 Distribution and shareholder servicing fees:
Class A Shares	3,260,109
Class C Shares	9,309,429
Class R Shares	1,053,367
Class S Shares	475,857
Transfer agent administrative fees and expenses:
Class D Shares	1,392,375
Class R Shares	526,689
Class S Shares	475,757
Class T Shares	5,647,333
Transfer agent networking and omnibus fees:
Class A Shares	828,592
Class C Shares	635,800
Class I Shares	6,737,964
Other transfer agent fees and expenses:
Class A Shares	78,566
Class C Shares	51,617
Class D Shares	97,564
Class I Shares	180,884
Class N Shares	67,901
Class R Shares	1,514
Class S Shares	1,451
Class T Shares	14,744
Shareholder reports expense	450,981
Affiliated fund administration fees	349,332
Trustees' fees and expenses	327,471
Registration fees	159,394
Professional fees	103,730
Custodian fees	65,541
Other expenses	896,092
Total Expenses	110,043,043
Less: Excess Expense Reimbursement and Waivers	(239,328)
Net Expenses	109,803,715
Net Investment Income/(Loss)	247,293,771
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Balanced Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$1,132,955,537
Investments in affiliates	(42,662)
Futures contracts	7,619,270
Swap contracts	(722,000)
Total Net Realized Gain/(Loss) on Investments	1,139,810,145
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(2,259,002,136)
Investments in affiliates	(98,327)
Forward foreign currency exchange contracts	2,969,842
Futures contracts	(47,340,186)
Total Change in Unrealized Net Appreciation/Depreciation	(2,303,470,807)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(916,366,891)
See Notes to Financial Statements.
26 | March 31, 2026

Janus Henderson Balanced Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$247,293,771	$476,234,672
Net realized gain/(loss) on investments	1,139,810,145	1,743,414,681
Change in unrealized net appreciation/depreciation	(2,303,470,807)	1,061,874,205
Net Increase/(Decrease) in Net Assets Resulting from Operations	(916,366,891)	3,281,523,558
Dividends and Distributions to Shareholders:
Class A Shares	(193,345,456)	(146,810,019)
Class C Shares	(144,300,545)	(121,336,044)
Class D Shares	(194,563,752)	(159,340,075)
Class I Shares	(958,000,874)	(773,472,014)
Class N Shares	(192,569,046)	(156,159,669)
Class R Shares	(30,692,825)	(24,615,658)
Class S Shares	(27,608,252)	(24,061,185)
Class T Shares	(338,223,597)	(291,749,698)
Net Decrease from Dividends and Distributions to Shareholders	(2,079,304,347)	(1,697,544,362)
Capital Share Transactions:
Class A Shares	194,138,558	151,609,067
Class C Shares	(47,548,431)	(215,406,767)
Class D Shares	109,548,531	6,857,191
Class I Shares	898,210,038	293,156,647
Class N Shares	150,605,702	67,522,552
Class R Shares	3,559,841	(10,754,229)
Class S Shares	(8,903,848)	(23,792,906)
Class T Shares	(4,087,143)	(256,604,944)
Net Increase/(Decrease) from Capital Share Transactions	1,295,523,248	12,586,611
Net Increase/(Decrease) in Net Assets	(1,700,147,990)	1,596,565,807
Net Assets:
Beginning of period	28,105,447,369	26,508,881,562
End of period	$26,405,299,379	$28,105,447,369
See Notes to Financial Statements.
Janus Investment Fund | 27

Janus Henderson Balanced Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.85	$47.97	$38.80	$35.92	$44.26	$38.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.41	0.81	0.81	0.70	0.34	0.34
Net realized and unrealized gain/(loss)	(1.98)	5.12	9.19	3.25	(6.67)	6.02
Total from Investment Operations	(1.57)	5.93	10.00	3.95	(6.33)	6.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.42)	(0.82)	(0.83)	(0.75)	(0.33)	(0.41)
Distributions (from capital gains)	(3.34)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.76)	(3.05)	(0.83)	(1.07)	(2.01)	(0.87)
Net Asset Value, End of Period	$45.52	$50.85	$47.97	$38.80	$35.92	$44.26
Total Return*	(3.40)%	12.97%	25.93%	11.04%	(15.13)%	16.58%
Net Assets, End of Period (in thousands)	$2,508,236	$2,596,463	$2,297,158	$1,865,079	$1,748,525	$1,963,351
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.89%	0.88%	0.89%	0.89%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.89%	0.88%	0.89%	0.89%	0.89%
Ratio of Net Investment Income/(Loss)	1.67%	1.70%	1.85%	1.80%	0.80%	0.80%
Portfolio Turnover Rate(2)	50%	75%	76%	92%	79%	60%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
28 | March 31, 2026

Janus Henderson Balanced Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.14	$47.34	$38.29	$35.46	$43.74	$38.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.46	0.48	0.42	0.03	0.04
Net realized and unrealized gain/(loss)	(1.95)	5.05	9.07	3.21	(6.57)	5.95
Total from Investment Operations	(1.71)	5.51	9.55	3.63	(6.54)	5.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.48)	(0.50)	(0.48)	(0.06)	(0.13)
Distributions (from capital gains)	(3.34)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.59)	(2.71)	(0.50)	(0.80)	(1.74)	(0.59)
Net Asset Value, End of Period	$44.84	$50.14	$47.34	$38.29	$35.46	$43.74
Total Return*	(3.74)%	12.17%	25.03%	10.25%	(15.75)%	15.76%
Net Assets, End of Period (in thousands)	$1,806,620	$2,067,605	$2,171,728	$2,035,792	$2,180,941	$2,817,466
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.57%	1.60%	1.62%	1.59%	1.60%	1.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.57%	1.60%	1.62%	1.59%	1.60%	1.60%
Ratio of Net Investment Income/(Loss)	0.98%	1.00%	1.11%	1.10%	0.08%	0.10%
Portfolio Turnover Rate(2)	50%	75%	76%	92%	79%	60%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 29

Janus Henderson Balanced Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.05	$48.14	$38.93	$36.04	$44.40	$38.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46	0.90	0.90	0.78	0.41	0.42
Net realized and unrealized gain/(loss)	(1.99)	5.15	9.22	3.26	(6.68)	6.04
Total from Investment Operations	(1.53)	6.05	10.12	4.04	(6.27)	6.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.47)	(0.91)	(0.91)	(0.83)	(0.41)	(0.49)
Distributions (from capital gains)	(3.34)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.81)	(3.14)	(0.91)	(1.15)	(2.09)	(0.95)
Net Asset Value, End of Period	$45.71	$51.05	$48.14	$38.93	$36.04	$44.40
Total Return*	(3.31)%	13.20%	26.17%	11.24%	(14.97)%	16.80%
Net Assets, End of Period (in thousands)	$2,448,626	$2,616,882	$2,461,743	$2,049,685	$1,946,256	$2,362,421
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.69%	0.69%	0.70%	0.70%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.69%	0.69%	0.70%	0.70%	0.70%
Ratio of Net Investment Income/(Loss)	1.87%	1.90%	2.04%	1.99%	0.98%	0.99%
Portfolio Turnover Rate(2)	50%	75%	76%	92%	79%	60%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
30 | March 31, 2026

Janus Henderson Balanced Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.06	$48.16	$38.94	$36.05	$44.41	$38.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46	0.91	0.91	0.79	0.43	0.44
Net realized and unrealized gain/(loss)	(1.99)	5.14	9.23	3.26	(6.68)	6.04
Total from Investment Operations	(1.53)	6.05	10.14	4.05	(6.25)	6.48
Less Dividends and Distributions:
Dividends (from net investment income)	(0.47)	(0.92)	(0.92)	(0.84)	(0.43)	(0.51)
Distributions (from capital gains)	(3.34)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.81)	(3.15)	(0.92)	(1.16)	(2.11)	(0.97)
Net Asset Value, End of Period	$45.72	$51.06	$48.16	$38.94	$36.05	$44.41
Total Return*	(3.30)%	13.20%	26.23%	11.28%	(14.93)%	16.86%
Net Assets, End of Period (in thousands)	$12,331,626	$12,816,512	$11,799,023	$9,681,874	$9,457,091	$11,674,873
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.67%	0.66%	0.66%	0.66%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.67%	0.66%	0.66%	0.66%	0.65%
Ratio of Net Investment Income/(Loss)	1.88%	1.93%	2.07%	2.03%	1.02%	1.04%
Portfolio Turnover Rate(2)	50%	75%	76%	92%	79%	60%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 31

Janus Henderson Balanced Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.00	$48.10	$38.90	$36.01	$44.37	$38.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.49	0.96	0.95	0.83	0.47	0.48
Net realized and unrealized gain/(loss)	(1.99)	5.14	9.22	3.26	(6.69)	6.03
Total from Investment Operations	(1.50)	6.10	10.17	4.09	(6.22)	6.51
Less Dividends and Distributions:
Dividends (from net investment income)	(0.50)	(0.97)	(0.97)	(0.88)	(0.46)	(0.54)
Distributions (from capital gains)	(3.34)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.84)	(3.20)	(0.97)	(1.20)	(2.14)	(1.00)
Net Asset Value, End of Period	$45.66	$51.00	$48.10	$38.90	$36.01	$44.37
Total Return*	(3.26)%	13.33%	26.32%	11.39%	(14.87)%	16.96%
Net Assets, End of Period (in thousands)	$2,408,827	$2,530,540	$2,315,386	$1,993,794	$1,777,708	$1,611,032
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Investment Income/(Loss)	1.98%	2.02%	2.16%	2.12%	1.13%	1.12%
Portfolio Turnover Rate(2)	50%	75%	76%	92%	79%	60%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
32 | March 31, 2026

Janus Henderson Balanced Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.45	$47.62	$38.52	$35.67	$43.96	$38.52
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.30	0.60	0.62	0.53	0.15	0.16
Net realized and unrealized gain/(loss)	(1.96)	5.07	9.12	3.23	(6.61)	5.97
Total from Investment Operations	(1.66)	5.67	9.74	3.76	(6.46)	6.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.31)	(0.61)	(0.64)	(0.59)	(0.15)	(0.23)
Distributions (from capital gains)	(3.34)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.65)	(2.84)	(0.64)	(0.91)	(1.83)	(0.69)
Net Asset Value, End of Period	$45.14	$50.45	$47.62	$38.52	$35.67	$43.96
Total Return*	(3.61)%	12.48%	25.40%	10.56%	(15.50)%	16.08%
Net Assets, End of Period (in thousands)	$390,099	$431,736	$418,696	$378,412	$368,360	$473,663
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.32%	1.32%	1.31%	1.32%	1.32%	1.32%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.32%	1.32%	1.31%	1.31%	1.32%	1.31%
Ratio of Net Investment Income/(Loss)	1.24%	1.28%	1.42%	1.38%	0.35%	0.38%
Portfolio Turnover Rate(2)	50%	75%	76%	92%	79%	60%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 33

Janus Henderson Balanced Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.85	$47.97	$38.79	$35.91	$44.24	$38.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.36	0.72	0.73	0.63	0.25	0.27
Net realized and unrealized gain/(loss)	(1.98)	5.12	9.19	3.25	(6.65)	6.00
Total from Investment Operations	(1.62)	5.84	9.92	3.88	(6.40)	6.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.37)	(0.73)	(0.74)	(0.68)	(0.25)	(0.33)
Distributions (from capital gains)	(3.34)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.71)	(2.96)	(0.74)	(1.00)	(1.93)	(0.79)
Net Asset Value, End of Period	$45.52	$50.85	$47.97	$38.79	$35.91	$44.24
Total Return*	(3.50)%	12.76%	25.73%	10.84%	(15.29)%	16.35%
Net Assets, End of Period (in thousands)	$346,395	$395,008	$396,524	$355,150	$373,119	$566,156
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.07%	1.06%	1.06%	1.07%	1.07%
Ratio of Net Investment Income/(Loss)	1.48%	1.53%	1.67%	1.62%	0.59%	0.63%
Portfolio Turnover Rate(2)	50%	75%	76%	92%	79%	60%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
34 | March 31, 2026

Janus Henderson Balanced Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.96	$48.07	$38.87	$35.98	$44.34	$38.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.43	0.85	0.85	0.74	0.36	0.38
Net realized and unrealized gain/(loss)	(1.98)	5.12	9.21	3.26	(6.68)	6.02
Total from Investment Operations	(1.55)	5.97	10.06	4.00	(6.32)	6.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.44)	(0.85)	(0.86)	(0.79)	(0.36)	(0.43)
Distributions (from capital gains)	(3.34)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.78)	(3.08)	(0.86)	(1.11)	(2.04)	(0.89)
Net Asset Value, End of Period	$45.63	$50.96	$48.07	$38.87	$35.98	$44.34
Total Return*	(3.36)%	13.05%	26.05%	11.14%	(15.09)%	16.67%
Net Assets, End of Period (in thousands)	$4,164,869	$4,650,703	$4,648,624	$4,204,443	$4,289,200	$5,616,342
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.81%	0.80%	0.80%	0.81%	0.81%
Ratio of Net Investment Income/(Loss)	1.75%	1.79%	1.93%	1.88%	0.87%	0.89%
Portfolio Turnover Rate(2)	50%	75%	76%	92%	79%	60%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Balanced Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the
investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2026 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults,
Janus Investment Fund | 41

Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
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Notes to Financial Statements (unaudited)
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at March 31, 2026.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
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Notes to Financial Statements (unaudited)
Below are descriptions of the types of loans held by the Fund as of March 31, 2026.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation
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Notes to Financial Statements (unaudited)
risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC").
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Notes to Financial Statements (unaudited)
If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of March 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $13,216,713. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2026 is $13,552,025, resulting in the net amount due to the counterparty of $335,312.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.
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Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the
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Notes to Financial Statements (unaudited)
Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $132,216.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class A Shares paid CDSCs of $12,122 to Janus
Henderson Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $62,854.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash
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Notes to Financial Statements (unaudited)
management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2026, the Fund engaged in cross trades amounting to $15,940,022 in purchases and $15,404,069 in sales, resulting in a net realized gain of $14,709,963. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddles, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$18,667,163,279	$8,589,740,997	$(332,866,818)	$8,256,874,179
Information on the tax components of derivatives as of March 31, 2026 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$12,170,343	$(48,892,153)	$(36,721,810)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
50 | March 31, 2026

Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
6. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	5,575,005	$271,980,203	8,754,655	$414,208,057
Reinvested dividends and distributions	3,384,489	161,723,228	2,617,675	122,725,437
Shares repurchased	(4,916,261)	(239,564,873)	(8,197,484)	(385,324,427)
Net Increase/(Decrease)	4,043,233	$194,138,558	3,174,846	$151,609,067
Class C Shares:
Shares sold	2,163,197	$104,400,307	4,506,946	$210,134,240
Reinvested dividends and distributions	2,929,507	138,124,531	2,484,177	114,626,480
Shares repurchased	(6,038,456)	(290,073,269)	(11,628,604)	(540,167,487)
Net Increase/(Decrease)	(945,752)	$(47,548,431)	(4,637,481)	$(215,406,767)
Class D Shares:
Shares sold	1,411,517	$69,737,373	2,457,317	$115,902,980
Reinvested dividends and distributions	3,877,746	185,959,757	3,252,268	153,026,656
Shares repurchased	(2,980,421)	(146,148,599)	(5,579,836)	(262,072,445)
Net Increase/(Decrease)	2,308,842	$109,548,531	129,749	$6,857,191
Class I Shares:
Shares sold	26,265,463	$1,288,509,728	36,816,273	$1,746,520,151
Reinvested dividends and distributions	18,374,513	881,439,138	15,112,871	711,523,664
Shares repurchased	(25,926,228)	(1,271,738,828)	(45,948,235)	(2,164,887,168)
Net Increase/(Decrease)	18,713,748	$898,210,038	5,980,909	$293,156,647
Class N Shares:
Shares sold	6,544,044	$319,656,652	10,870,633	$515,945,410
Reinvested dividends and distributions	3,646,336	174,684,986	2,995,129	140,862,583
Shares repurchased	(7,054,319)	(343,735,936)	(12,383,869)	(589,285,441)
Net Increase/(Decrease)	3,136,061	$150,605,702	1,481,893	$67,522,552
Class R Shares:
Shares sold	212,774	$10,288,672	703,723	$33,091,348
Reinvested dividends and distributions	645,988	30,639,268	528,937	24,572,560
Shares repurchased	(773,713)	(37,368,099)	(1,467,620)	(68,418,137)
Net Increase/(Decrease)	85,049	$3,559,841	(234,960)	$(10,754,229)
Class S Shares:
Shares sold	381,772	$18,715,949	914,437	$43,151,088
Reinvested dividends and distributions	576,267	27,548,088	500,902	23,459,701
Shares repurchased	(1,116,782)	(55,167,885)	(1,913,349)	(90,403,695)
Net Increase/(Decrease)	(158,743)	$(8,903,848)	(498,010)	$(23,792,906)
Class T Shares:
Shares sold	2,468,576	$121,191,950	5,439,677	$257,074,592
Reinvested dividends and distributions	6,956,608	333,197,357	6,124,552	287,592,625
Shares repurchased	(9,401,504)	(458,476,450)	(17,015,707)	(801,272,161)
Net Increase/(Decrease)	23,680	$(4,087,143)	(5,451,478)	$(256,604,944)
7. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$5,930,412,785	$6,114,039,611	$7,770,696,273	$8,476,186,238
Janus Investment Fund | 51

Janus Henderson Balanced Fund
Notes to Financial Statements (unaudited)
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
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Janus Henderson Balanced Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
Janus Investment Fund | 53

Janus Henderson Balanced Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 55

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
56 | March 31, 2026

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Janus Investment Fund | 57

Janus Henderson Balanced Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 59

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
60 | March 31, 2026

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 61

Janus Henderson Balanced Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
62 | March 31, 2026

Janus Henderson Balanced Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 63

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93037 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Contrarian Fund
Janus Investment Fund

Janus Henderson Contrarian Fund

Janus Henderson Contrarian Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 99.9%
Aerospace & Defense – 4.1%
Howmet Aerospace Inc	766,246	$176,589,053
Banks – 8.9%
Cullen/Frost Bankers Inc	619,839	84,967,530
PNC Financial Services Group Inc/The	979,554	203,835,392
Western Alliance Bancorp	1,325,524	93,913,375
		382,716,297
Biotechnology – 6.2%
Argenx SE (ADR)*	144,283	105,362,661
Madrigal Pharmaceuticals Inc*	188,314	98,576,729
Revolution Medicines Inc*	232,000	22,562,000
Vaxcyte Inc*	669,842	38,924,519
		265,425,909
Building Products – 1.3%
Builders FirstSource Inc*	678,709	55,878,112
Capital Markets – 8.1%
Blackstone Group Inc	446,479	51,340,620
Bullish*,#	1,040,858	37,189,857
Hong Kong Exchanges & Clearing Ltd	2,229,400	113,000,713
Intercontinental Exchange Inc	639,817	100,630,418
Robinhood Markets Inc - Class A*	619,391	42,923,796
		345,085,404
Communications Equipment – 3.7%
Lumentum Holdings Inc*	228,439	160,537,792
Construction & Engineering – 1.2%
Legence Corp - Class A*	938,089	52,964,505
Consumer Finance – 4.8%
Capital One Financial Corp	1,132,978	206,689,177
Electrical Equipment – 7.1%
Forgent Power Solutions Inc*	3,505,356	102,601,770
Vertiv Holdings Co	795,752	199,399,536
		302,001,306
Energy Equipment & Services – 1.3%
Baker Hughes Co	942,746	57,554,643
Health Care Equipment & Supplies – 2.9%
Glaukos Corp*	639,308	68,827,899
Medline Inc - Class A*	1,220,588	54,316,166
		123,144,065
Health Care Providers & Services – 6.5%
Surgery Partners Inc*,£	12,979,640	154,717,309
UnitedHealth Group Inc	458,219	123,989,479
		278,706,788
Hotels, Restaurants & Leisure – 8.1%
Caesars Entertainment Inc*	5,841,506	154,391,003
Flutter Entertainment PLC*	786,628	80,196,725
Sportradar Group AG - Class A*	2,271,181	38,019,570
Wingstop Inc	466,032	72,220,979
		344,828,277
Industrial Conglomerates – 2.7%
3M Co	787,512	114,370,368
Life Sciences Tools & Services – 1.6%
Sotera Health Co*	4,853,280	69,596,035
Media – 2.7%
Nexstar Media Group Inc	630,593	114,030,132
Multiline Retail – 4.9%
Amazon.com Inc*	1,000,898	208,457,027
Pharmaceuticals – 0.4%
Structure Therapeutics Inc (ADR)*	329,472	15,880,550
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Contrarian Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 8.7%
Marvell Technology Inc	1,319,636	$130,709,946
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	720,924	243,636,266
		374,346,212
Software – 13.3%
Cipher Mining Inc*	3,990,867	51,362,458
Datadog Inc - Class A*	338,572	39,968,425
Nebius Group NV*,#	1,917,854	198,996,531
Oracle Corp	1,901,368	279,710,246
		570,037,660
Trading Companies & Distributors – 1.4%
Core & Main Inc - Class A*	1,182,716	58,426,170
Total Common Stocks (cost $3,628,569,187)		4,277,265,482
Rights – 0%
Biotechnology – 0%
Metsera Inc (CVR)*,¢ (cost $0)	309,842	1,518,226
Investment Companies – 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $8,061,749)	8,061,749	8,061,749
Investments Purchased with Cash Collateral from Securities Lending – 1.6%
Investment Companies – 1.3%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	54,321,254	54,321,254
Time Deposits – 0.3%
Royal Bank of Canada, 3.6500%, 4/1/26	$13,580,313	13,580,313
Total Investments Purchased with Cash Collateral from Securities Lending (cost $67,901,567)		67,901,567
Total Investments (total cost $3,704,532,503) – 101.7%		4,354,747,024
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(72,516,463)
Net Assets – 100%		$4,282,230,561

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,618,541,426	83.1%
Taiwan	243,636,266	5.6
Netherlands	198,996,531	4.6
Hong Kong	113,000,713	2.6
Belgium	105,362,661	2.4
Switzerland	38,019,570	0.9
Cayman Islands	37,189,857	0.8
Total	$4,354,747,024	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Common Stocks - 3.6%
Health Care Providers & Services - 3.6%
Surgery Partners Inc*
	$270,059,410	$7,773,130	$-	$-	$(123,115,231)	$154,717,309	12,979,640	$-
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson Contrarian Fund
Schedule of Investments (unaudited)
March 31, 2026

Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$19,476,298	$544,902,968	$(556,304,561)	$(12,956)	$-	$8,061,749	8,061,749	$495,813
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	10,207,447	666,238,559	(622,124,752)	-	-	54,321,254	54,321,254	144,925 ∆
Total Affiliated Investments - 5.1%
	$299,743,155	$1,218,914,657	$(1,178,429,313)	$(12,956)	$(123,115,231)	$217,100,312	75,362,643	$640,738

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Put Options:
Bank of America, National Association:
Unitedhealth Group Inc	1,000	360.00	USD	4/17/26	$27,059,000	$9,250,000	$309,000	$(8,941,000)
Amazon.Com Inc	1,000	215.00	USD	4/17/26	20,827,000	1,335,000	386,395	(948,605)
Oracle Corp	1,000	145.00	USD	4/17/26	14,711,000	503,000	(70,611)	(573,611)
						11,088,000	624,784	(10,463,216)
Total - Written Put Options						11,088,000	624,784	(10,463,216)
Written Call Options:
Morgan Stanley & Co International PLC:
Vertiv Holdings Co	2,500	240.00	USD	4/17/26	(62,645,000)	5,600,000	462,213	(5,137,787)
JPMorgan Chase Bank, National Association:
Lumentum Holdings Inc	500	1,000.00	USD	4/17/26	(35,138,000)	1,000,000	869,225	(130,775)
Total - Written Call Options						6,600,000	1,331,438	(5,268,562)
Total OTC Written Options						$17,688,000	$1,956,222	$(15,731,778)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2026.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2026
Equity Contracts
Liability Derivatives:
OTC options written, at value	$15,731,778
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Contrarian Fund
Schedule of Investments (unaudited)
March 31, 2026
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2026.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Written options contracts	$(7,798,400)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Written options contracts	$1,879,109
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Options:
Average value of option contracts written	$8,192,825

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$73,462,106	$—	$(73,462,106)	$—

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$10,463,216	$—	$(10,463,216)	$—
JPMorgan Chase Bank, National Association	130,775	—	(130,775)	—
Morgan Stanley & Co International PLC	5,137,787	—	(3,160,000)	1,977,787
Total	$15,731,778	$—	$(13,753,991)	$1,977,787

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2026

Janus Henderson Contrarian Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2026 is $1,518,226, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Capital Markets	$232,084,691	$113,000,713	$-
All Other	3,932,180,078	-	-
Rights	-	-	1,518,226
Investment Companies	-	8,061,749	-
Investments Purchased with Cash Collateral from Securities Lending	-	67,901,567	-
Total Assets	$4,164,264,769	$188,964,029	$1,518,226
Liabilities
Other Financial Instruments(a):
OTC Options Written, at Value	$-	$15,731,778	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 5

Janus Henderson Contrarian Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $3,323,585,331)(1)	$4,137,646,712
Affiliated investments, at value (cost $380,947,172)	217,100,312
Deposits with brokers for OTC derivatives	15,370,000
Trustees' deferred compensation	135,309
Receivables:
Investments sold	13,581,115
Fund shares sold	653,542
Dividends	544,313
Dividends from affiliates	91,512
Other assets	41,948
Total Assets	4,385,164,763
Liabilities:
Collateral for securities loaned (Note 3)	67,901,567
OTC options written, at value (premiums received $17,688,000)	15,731,778
Payables:
Investments purchased	11,705,925
Fund shares repurchased	4,684,247
Advisory fees	1,824,119
Transfer agent fees and expenses	623,224
Trustees' deferred compensation fees	135,309
Professional fees	47,016
12b-1 Distribution and shareholder servicing fees	25,239
Trustees' fees and expenses	25,022
Affiliated fund administration fees payable	9,390
Custodian fees	6,602
Accrued expenses and other payables	214,764
Total Liabilities	102,934,202
Commitments and contingent liabilities (Note 4)
Net Assets	$4,282,230,561
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Contrarian Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,495,790,712
Total distributable earnings (loss)	786,439,849
Total Net Assets	$4,282,230,561
Net Assets - Class A Shares	$58,373,386
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,305,764
Net Asset Value Per Share(2)	$25.32
Maximum Offering Price Per Share(3)	$26.86
Net Assets - Class C Shares	$12,774,675
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	594,050
Net Asset Value Per Share(2)	$21.50
Net Assets - Class D Shares	$2,669,482,111
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	104,634,098
Net Asset Value Per Share	$25.51
Net Assets - Class I Shares	$517,912,140
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	20,298,694
Net Asset Value Per Share	$25.51
Net Assets - Class N Shares	$96,629,396
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,796,224
Net Asset Value Per Share	$25.45
Net Assets - Class R Shares	$2,074,377
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	87,995
Net Asset Value Per Share	$23.57
Net Assets - Class S Shares	$1,122,756
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	44,577
Net Asset Value Per Share	$25.19
Net Assets - Class T Shares	$923,861,720
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	36,270,367
Net Asset Value Per Share	$25.47

(1)	Includes $73,462,106 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Contrarian Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$25,039,973
Dividends from affiliates	495,813
Affiliated securities lending income, net	144,925
Unaffiliated securities lending income, net	43,859
Other income	2,359
Foreign tax withheld	(292,357)
Total Investment Income	25,434,572
Expenses:
Advisory fees	11,579,875
12b-1 Distribution and shareholder servicing fees:
Class A Shares	80,277
Class C Shares	66,789
Class R Shares	5,529
Class S Shares	1,654
Transfer agent administrative fees and expenses:
Class D Shares	1,547,403
Class R Shares	2,779
Class S Shares	1,659
Class T Shares	1,260,035
Transfer agent networking and omnibus fees:
Class A Shares	40,101
Class C Shares	6,898
Class I Shares	337,488
Other transfer agent fees and expenses:
Class A Shares	2,033
Class C Shares	464
Class D Shares	156,333
Class I Shares	9,729
Class N Shares	2,994
Class R Shares	59
Class S Shares	20
Class T Shares	4,357
Shareholder reports expense	176,225
Registration fees	85,881
Affiliated fund administration fees	58,731
Trustees' fees and expenses	55,594
Professional fees	42,150
Custodian fees	35,259
Other expenses	178,365
Total Expenses	15,738,681
Less: Excess Expense Reimbursement and Waivers	(88,131)
Net Expenses	15,650,550
Net Investment Income/(Loss)	9,784,022
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	143,092,599
Investments in affiliates	(12,956)
Written options contracts	(7,798,400)
Total Net Realized Gain/(Loss) on Investments	135,281,243
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(418,614,519)
Investments in affiliates	(123,115,231)
Written options contracts	1,879,109
Total Change in Unrealized Net Appreciation/Depreciation	(539,850,641)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(394,785,376)
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Contrarian Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$9,784,022	$17,589,846
Net realized gain/(loss) on investments	135,281,243	535,312,221
Change in unrealized net appreciation/depreciation	(539,850,641)	(76,303,138)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(394,785,376)	476,598,929
Dividends and Distributions to Shareholders:
Class A Shares	(6,512,211)	(7,355,104)
Class C Shares	(1,755,967)	(2,206,898)
Class D Shares	(290,611,373)	(303,691,670)
Class I Shares	(64,305,337)	(75,641,817)
Class N Shares	(10,637,908)	(11,380,779)
Class R Shares	(241,844)	(239,114)
Class S Shares	(127,074)	(158,192)
Class T Shares	(102,139,673)	(109,480,151)
Net Decrease from Dividends and Distributions to Shareholders	(476,331,387)	(510,153,725)
Capital Share Transactions:
Class A Shares	2,747,551	(4,096,847)
Class C Shares	(1,258,778)	(2,042,795)
Class D Shares	149,858,826	95,111,534
Class I Shares	(41,024,046)	(24,133,004)
Class N Shares	5,919,912	2,229,871
Class R Shares	341,951	(286,488)
Class S Shares	(116,876)	(131,561)
Class T Shares	34,957,473	(24,495,855)
Net Increase/(Decrease) from Capital Share Transactions	151,426,013	42,154,855
Net Increase/(Decrease) in Net Assets	(719,690,750)	8,600,059
Net Assets:
Beginning of period	5,001,921,311	4,993,321,252
End of period	$4,282,230,561	$5,001,921,311
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Contrarian Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.59	$30.70	$24.74	$20.87	$31.37	$22.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.04	0.08	0.11	0.03	0.04
Net realized and unrealized gain/(loss)	(2.37)	2.97	7.67	3.82	(7.74)	9.28
Total from Investment Operations	(2.35)	3.01	7.75	3.93	(7.71)	9.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.06)	(0.08)	(0.06)	(0.05)	(0.10)
Distributions (from capital gains)	(2.91)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(2.92)	(3.12)	(1.79)	(0.06)	(2.79)	(0.41)
Net Asset Value, End of Period	$25.32	$30.59	$30.70	$24.74	$20.87	$31.37
Total Return*	(8.32)%	10.27%	33.40%	18.86%	(26.77)%	41.82%
Net Assets, End of Period (in thousands)	$58,373	$67,643	$73,194	$61,193	$54,652	$63,005
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.90%	0.89%	0.99%	1.08%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.89%	0.99%	1.08%	1.12%
Ratio of Net Investment Income/(Loss)	0.18%	0.14%	0.30%	0.44%	0.11%	0.14%
Portfolio Turnover Rate	24%	52%	42%	45%	48%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Contrarian Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.50	$27.09	$22.11	$18.72	$28.59	$20.55
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.05)	(0.12)	(0.10)	(0.05)	(0.15)	(0.14)
Net realized and unrealized gain/(loss)	(2.04)	2.59	6.79	3.44	(6.98)	8.49
Total from Investment Operations	(2.09)	2.47	6.69	3.39	(7.13)	8.35
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.91)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(2.91)	(3.06)	(1.71)	—	(2.74)	(0.31)
Net Asset Value, End of Period	$21.50	$26.50	$27.09	$22.11	$18.72	$28.59
Total Return*	(8.65)%	9.58%	32.41%	18.11%	(27.34)%	40.91%
Net Assets, End of Period (in thousands)	$12,775	$17,130	$19,945	$19,460	$21,790	$21,150
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.52%	1.54%	1.61%	1.68%	1.82%	1.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.52%	1.54%	1.61%	1.68%	1.82%	1.81%
Ratio of Net Investment Income/(Loss)	(0.43)%	(0.50)%	(0.42)%	(0.24)%	(0.63)%	(0.52)%
Portfolio Turnover Rate	24%	52%	42%	45%	48%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Contrarian Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.82	$30.91	$24.90	$21.01	$31.54	$22.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.11	0.15	0.17	0.09	0.10
Net realized and unrealized gain/(loss)	(2.39)	2.99	7.71	3.84	(7.79)	9.33
Total from Investment Operations	(2.33)	3.10	7.86	4.01	(7.70)	9.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.13)	(0.14)	(0.12)	(0.09)	(0.14)
Distributions (from capital gains)	(2.91)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(2.98)	(3.19)	(1.85)	(0.12)	(2.83)	(0.45)
Net Asset Value, End of Period	$25.51	$30.82	$30.91	$24.90	$21.01	$31.54
Total Return*	(8.22)%	10.53%	33.71%	19.15%	(26.60)%	42.18%
Net Assets, End of Period (in thousands)	$2,669,482	$3,053,216	$2,968,836	$2,400,757	$2,122,792	$3,021,999
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.64%	0.65%	0.64%	0.76%	0.86%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.65%	0.64%	0.76%	0.86%	0.90%
Ratio of Net Investment Income/(Loss)	0.44%	0.39%	0.55%	0.67%	0.33%	0.34%
Portfolio Turnover Rate	24%	52%	42%	45%	48%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Contrarian Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.83	$30.91	$24.90	$21.01	$31.55	$22.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.12	0.15	0.17	0.10	0.14
Net realized and unrealized gain/(loss)	(2.40)	3.00	7.71	3.85	(7.79)	9.30
Total from Investment Operations	(2.34)	3.12	7.86	4.02	(7.69)	9.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.14)	(0.14)	(0.13)	(0.11)	(0.16)
Distributions (from capital gains)	(2.91)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(2.98)	(3.20)	(1.85)	(0.13)	(2.85)	(0.47)
Net Asset Value, End of Period	$25.51	$30.83	$30.91	$24.90	$21.01	$31.55
Total Return*	(8.24)%	10.59%	33.73%	19.18%	(26.57)%	42.18%
Net Assets, End of Period (in thousands)	$517,912	$674,135	$712,611	$730,721	$754,492	$679,220
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.63%	0.63%	0.62%	0.73%	0.83%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.63%	0.62%	0.73%	0.83%	0.85%
Ratio of Net Investment Income/(Loss)	0.46%	0.42%	0.57%	0.70%	0.36%	0.48%
Portfolio Turnover Rate	24%	52%	42%	45%	48%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Contrarian Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.77	$30.86	$24.86	$20.98	$31.50	$22.54
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.15	0.18	0.20	0.12	0.13
Net realized and unrealized gain/(loss)	(2.40)	2.99	7.70	3.84	(7.77)	9.31
Total from Investment Operations	(2.32)	3.14	7.88	4.04	(7.65)	9.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.17)	(0.17)	(0.16)	(0.13)	(0.17)
Distributions (from capital gains)	(2.91)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(3.00)	(3.23)	(1.88)	(0.16)	(2.87)	(0.48)
Net Asset Value, End of Period	$25.45	$30.77	$30.86	$24.86	$20.98	$31.50
Total Return*	(8.19)%	10.68%	33.91%	19.30%	(26.50)%	42.28%
Net Assets, End of Period (in thousands)	$96,629	$110,047	$107,976	$81,340	$83,560	$78,699
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.52%	0.53%	0.51%	0.62%	0.73%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.52%	0.53%	0.51%	0.62%	0.73%	0.77%
Ratio of Net Investment Income/(Loss)	0.56%	0.52%	0.67%	0.82%	0.46%	0.46%
Portfolio Turnover Rate	24%	52%	42%	45%	48%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Contrarian Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.74	$29.08	$23.55	$19.91	$30.14	$21.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.08)	(0.04)	(0.01)	(0.09)	(0.10)
Net realized and unrealized gain/(loss)	(2.22)	2.80	7.28	3.65	(7.40)	8.93
Total from Investment Operations	(2.26)	2.72	7.24	3.64	(7.49)	8.83
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.91)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(2.91)	(3.06)	(1.71)	—	(2.74)	(0.31)
Net Asset Value, End of Period	$23.57	$28.74	$29.08	$23.55	$19.91	$30.14
Total Return*	(8.56)%	9.80%	32.78%	18.28%	(27.11)%	41.11%
Net Assets, End of Period (in thousands)	$2,074	$2,165	$2,451	$1,794	$1,628	$1,450
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.40%	1.41%	1.41%	1.54%	1.62%	1.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.35%	1.36%	1.35%	1.46%	1.55%	1.61%
Ratio of Net Investment Income/(Loss)	(0.27)%	(0.31)%	(0.17)%	(0.03)%	(0.36)%	(0.33)%
Portfolio Turnover Rate	24%	52%	42%	45%	48%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Contrarian Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.46	$30.58	$24.64	$20.80	$31.34	$22.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	— (2)	(0.02)	0.02	0.05	(0.02)	(0.03)
Net realized and unrealized gain/(loss)	(2.36)	2.96	7.65	3.82	(7.74)	9.27
Total from Investment Operations	(2.36)	2.94	7.67	3.87	(7.76)	9.24
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.02)	(0.03)	(0.04)	—
Distributions (from capital gains)	(2.91)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(2.91)	(3.06)	(1.73)	(0.03)	(2.78)	(0.31)
Net Asset Value, End of Period	$25.19	$30.46	$30.58	$24.64	$20.80	$31.34
Total Return*	(8.40)%	10.06%	33.10%	18.64%	(26.94)%	41.49%
Net Assets, End of Period (in thousands)	$1,123	$1,487	$1,637	$1,796	$1,402	$739
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.24%	1.22%	1.21%	1.29%	1.41%	1.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.10%	1.09%	1.21%	1.30%	1.35%
Ratio of Net Investment Income/(Loss)	0.00% (3)	(0.06)%	0.09%	0.21%	(0.08)%	(0.09)%
Portfolio Turnover Rate	24%	52%	42%	45%	48%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Contrarian Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.77	$30.86	$24.86	$20.97	$31.48	$22.54
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.08	0.12	0.14	0.06	0.07
Net realized and unrealized gain/(loss)	(2.40)	2.99	7.70	3.85	(7.77)	9.30
Total from Investment Operations	(2.35)	3.07	7.82	3.99	(7.71)	9.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.10)	(0.11)	(0.10)	(0.06)	(0.12)
Distributions (from capital gains)	(2.91)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(2.95)	(3.16)	(1.82)	(0.10)	(2.80)	(0.43)
Net Asset Value, End of Period	$25.47	$30.77	$30.86	$24.86	$20.97	$31.48
Total Return*	(8.27)%	10.43%	33.57%	19.04%	(26.66)%	41.94%
Net Assets, End of Period (in thousands)	$923,862	$1,076,098	$1,106,670	$933,747	$866,118	$1,259,649
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.77%	0.76%	0.87%	0.98%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.76%	0.74%	0.85%	0.96%	1.00%
Ratio of Net Investment Income/(Loss)	0.33%	0.28%	0.45%	0.58%	0.23%	0.24%
Portfolio Turnover Rate	24%	52%	42%	45%	48%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
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Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Contrarian Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
18 | March 31, 2026

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 19

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
March 31, 2026.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
20 | March 31, 2026

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2026 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
Janus Investment Fund | 21

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
22 | March 31, 2026

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
During the period, the Fund wrote put options on various for the purpose of increasing exposure to individual equity risk and/or generating income.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s
Janus Investment Fund | 23

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
24 | March 31, 2026

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of March 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $73,462,106. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2026 is $67,901,567, resulting in the
Janus Investment Fund | 25

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
net amount due to the counterparty of $5,560,539.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31,
2026” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the S&P 500® Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated
26 | March 31, 2026

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2026, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.49%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.75% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
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Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $6,086.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class A Shares paid CDSCs of $18 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $43.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees
28 | March 31, 2026

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2026, the Fund engaged in cross trades amounting to $11,829,062 in purchases.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle deferrals, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,730,721,935	$1,187,238,344	$(563,213,255)	$624,025,089
Information on the tax components of derivatives as of March 31, 2026 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(17,688,000)	$2,026,833	$(70,611)	$1,956,222
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Janus Investment Fund | 29

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
6. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	207,879	$5,761,239	308,213	$8,810,468
Reinvested dividends and distributions	206,197	5,602,378	208,528	6,101,543
Shares repurchased	(319,542)	(8,616,066)	(689,765)	(19,008,858)
Net Increase/(Decrease)	94,534	$2,747,551	(173,024)	$(4,096,847)
Class C Shares:
Shares sold	15,095	$366,706	60,995	$1,561,506
Reinvested dividends and distributions	69,379	1,604,745	79,106	2,014,819
Shares repurchased	(136,973)	(3,230,229)	(229,857)	(5,619,120)
Net Increase/(Decrease)	(52,499)	$(1,258,778)	(89,756)	$(2,042,795)
Class D Shares:
Shares sold	794,970	$22,191,917	2,193,402	$62,480,508
Reinvested dividends and distributions	10,184,425	278,645,898	9,927,762	292,074,733
Shares repurchased	(5,408,595)	(150,978,989)	(9,119,535)	(259,443,707)
Net Increase/(Decrease)	5,570,800	$149,858,826	3,001,629	$95,111,534
Class I Shares:
Shares sold	2,226,064	$62,447,269	6,169,860	$179,826,523
Reinvested dividends and distributions	2,281,743	62,428,498	2,498,424	73,503,644
Shares repurchased	(6,078,303)	(165,899,813)	(9,855,437)	(277,463,171)
Net Increase/(Decrease)	(1,570,496)	$(41,024,046)	(1,187,153)	$(24,133,004)
Class N Shares:
Shares sold	431,908	$12,033,704	1,120,925	$31,841,505
Reinvested dividends and distributions	370,325	10,106,180	378,213	11,096,775
Shares repurchased	(582,752)	(16,219,972)	(1,421,741)	(40,708,409)
Net Increase/(Decrease)	219,481	$5,919,912	77,397	$2,229,871
Class R Shares:
Shares sold	21,320	$556,752	23,609	$600,488
Reinvested dividends and distributions	9,380	237,684	8,524	235,176
Shares repurchased	(18,026)	(452,485)	(41,100)	(1,122,152)
Net Increase/(Decrease)	12,674	$341,951	(8,967)	$(286,488)
Class S Shares:
Shares sold	3,653	$97,067	4,272	$116,000
Reinvested dividends and distributions	4,698	127,074	5,421	158,192
Shares repurchased	(12,594)	(341,017)	(14,383)	(405,753)
Net Increase/(Decrease)	(4,243)	$(116,876)	(4,690)	$(131,561)
Class T Shares:
Shares sold	1,828,067	$51,191,656	2,812,134	$81,053,576
Reinvested dividends and distributions	3,674,617	100,427,294	3,657,532	107,494,874
Shares repurchased	(4,205,899)	(116,661,477)	(7,361,631)	(213,044,305)
Net Increase/(Decrease)	1,296,785	$34,957,473	(891,965)	$(24,495,855)
7. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,142,726,352	$1,435,344,313	$-	$-
30 | March 31, 2026

Janus Henderson Contrarian Fund
Notes to Financial Statements (unaudited)
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
Janus Investment Fund | 31

Janus Henderson Contrarian Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
32 | March 31, 2026

Janus Henderson Contrarian Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
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Janus Henderson Contrarian Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
Janus Investment Fund | 41

Janus Henderson Contrarian Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
42 | March 31, 2026

Janus Henderson Contrarian Fund
Notes
Janus Investment Fund | 43

Janus Henderson Contrarian Fund
Notes
44 | March 31, 2026

Janus Henderson Contrarian Fund
Notes
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93038 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Enterprise Fund
Janus Investment Fund

Janus Henderson Enterprise Fund

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 95.9%
Aerospace & Defense – 0.8%
Standardaero Inc*	6,085,562	$157,190,066
Airlines – 1.6%
Ryanair Holdings PLC	4,513,508	127,852,541
Ryanair Holdings PLC (ADR)	3,441,065	198,893,557
		326,746,098
Biotechnology – 4.5%
Argenx SE (ADR)*	309,064	225,693,986
Ascendis Pharma A/S (ADR)*	455,042	104,081,757
Bridgebio Pharma Inc*	1,909,659	141,811,277
Madrigal Pharmaceuticals Inc*	233,269	122,109,323
Praxis Precision Medicines Inc*	290,420	93,570,420
Revolution Medicines Inc*	999,703	97,221,117
Vaxcyte Inc*	2,269,870	131,902,146
		916,390,026
Capital Markets – 4.2%
Cboe Global Markets Inc	638,291	179,404,451
Charles Schwab Corp	1,364,178	128,205,449
LPL Financial Holdings Inc	1,828,994	550,216,265
		857,826,165
Chemicals – 2.0%
Corteva Inc	4,802,252	401,996,515
Commercial Services & Supplies – 6.3%
Cimpress PLC*,£	2,355,405	171,944,565
Clean Harbors Inc*	1,443,210	413,811,603
RB Global Inc	2,681,209	256,993,883
Rentokil Initial PLC	16,467,941	102,376,044
Rentokil Initial PLC (ADR)#	6,389,737	201,148,921
Veralto Corp	1,490,524	131,792,132
		1,278,067,148
Construction & Engineering – 2.6%
APi Group Corp*	13,147,907	532,753,192
Diversified Financial Services – 2.2%
Jack Henry & Associates Inc	479,046	75,708,430
WEX Inc*,£	2,499,077	382,458,744
		458,167,174
Electric Utilities – 2.5%
Alliant Energy Corp	7,227,173	518,621,935
Electrical Equipment – 1.2%
Sensata Technologies Holding PLC	6,977,054	245,731,842
Electronic Equipment, Instruments & Components – 8.1%
CDW Corp/DE	1,411,060	170,766,481
Flex Ltd*	11,766,969	770,265,791
TE Connectivity PLC	868,228	181,477,016
Teledyne Technologies Inc*	868,360	525,366,484
		1,647,875,772
Entertainment – 2.2%
Liberty Media Corp-Liberty Formula One - Series A*	731,603	57,123,562
Liberty Media Corp-Liberty Formula One - Series C*	4,700,460	399,633,109
		456,756,671
Food & Staples Retailing – 0.5%
Dollar Tree Inc*	904,605	99,063,294
Health Care Equipment & Supplies – 8.2%
Boston Scientific Corp*	5,565,902	349,260,350
Cooper Cos Inc/The*	1,678,964	120,045,926
Glaukos Corp*	636,302	68,504,273
Globus Medical Inc*	2,207,141	190,167,269
ICU Medical Inc*	1,230,753	158,951,750
Lantheus Holdings Inc*	1,132,936	85,933,196
Medline Inc - Class A*	2,957,481	131,607,904
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
STERIS PLC	994,302	$219,870,001
Teleflex Inc£	2,885,870	345,178,911
		1,669,519,580
Hotels, Restaurants & Leisure – 4.5%
Aramark	10,081,068	408,686,496
DoorDash Inc - Class A*	2,815,645	422,769,097
Entain PLC	11,134,775	84,067,865
		915,523,458
Insurance – 2.2%
Intact Financial Corp	789,515	143,087,886
Willis Towers Watson PLC	641,071	186,359,340
WR Berkley Corp	1,738,101	115,201,334
		444,648,560
Interactive Media & Services – 0.3%
Ziff Davis Inc*	1,581,368	66,354,201
Life Sciences Tools & Services – 4.9%
Illumina Inc*	1,338,491	164,982,401
PerkinElmer Inc£	5,624,564	492,768,052
Waters Corp*	1,170,078	348,449,228
		1,006,199,681
Machinery – 1.8%
Ingersoll Rand Inc	4,676,941	374,716,513
Multi-Utilities – 3.5%
Ameren Corp	3,512,382	386,081,029
DTE Energy Co	2,204,308	322,313,916
		708,394,945
Oil, Gas & Consumable Fuels – 1.3%
ONEOK Inc	2,877,348	260,083,486
Professional Services – 3.6%
Broadridge Financial Solutions Inc	1,279,978	207,970,825
SS&C Technologies Holdings Inc	3,844,135	259,748,202
TransUnion	2,085,935	144,325,843
UL Solutions Inc - Class A	1,411,452	120,975,551
		733,020,421
Real Estate Management & Development – 1.8%
CoStar Group Inc*	5,532,268	223,171,691
FirstService Corp	1,027,776	142,799,198
		365,970,889
Road & Rail – 5.4%
Canadian Pacific Kansas City Ltd#	3,784,687	297,703,479
JB Hunt Transport Services Inc	2,853,222	604,597,742
TFI International Inc#	1,889,400	205,245,522
		1,107,546,743
Semiconductor & Semiconductor Equipment – 5.4%
KLA Corp	189,323	278,761,078
NXP Semiconductors NV	1,800,147	354,376,938
ON Semiconductor Corp*	7,509,031	464,959,200
		1,098,097,216
Software – 6.4%
AppLovin Corp - Class A*	311,354	123,918,892
Constellation Software Inc/Canada	232,661	408,480,721
Descartes Systems Group Inc/The*	1,369,078	97,971,222
Dynatrace Inc*	2,457,390	90,874,282
PTC Inc*	2,528,600	360,300,214
Topicus.com Inc*	1,001,381	66,192,371
Workday Inc - Class A*	1,184,263	153,859,449
		1,301,597,151
Specialized Real Estate Investment Trusts (REITs) – 0.5%
Lamar Advertising Co	840,871	106,504,721
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – 2.3%
Burlington Stores Inc*	546,782	$177,911,927
CarMax Inc*	3,156,983	131,267,353
Wayfair Inc - Class A*	2,260,926	170,044,245
		479,223,525
Textiles, Apparel & Luxury Goods – 1.5%
Gildan Activewear Inc	5,492,104	305,635,588
Trading Companies & Distributors – 3.6%
Ferguson Enterprises Inc	3,174,027	740,373,538
Total Common Stocks (cost $14,136,223,399)		19,580,596,114
Investment Companies – 3.9%
Money Markets – 3.9%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $796,893,902)	796,768,925	796,768,926
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	9,798,420	9,798,420
Time Deposits – 0%
Royal Bank of Canada, 3.6500%, 4/1/26	$2,449,605	2,449,605
Total Investments Purchased with Cash Collateral from Securities Lending (cost $12,248,025)		12,248,025
Total Investments (total cost $14,945,365,326) – 99.9%		20,389,613,065
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		23,965,603
Net Assets – 100%		$20,413,578,668

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$17,239,911,508	84.6%
Canada	1,924,109,870	9.4
Ireland	508,223,114	2.5
United Kingdom	387,592,830	1.9
Belgium	225,693,986	1.1
Denmark	104,081,757	0.5
Total	$20,389,613,065	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Common Stocks - 6.8%
Commercial Services & Supplies - 0.8%
Cimpress PLC*
	$148,484,731	$-	$-	$-	$23,459,834	$171,944,565	2,355,405	$-
Diversified Financial Services - 1.9%
WEX Inc*
	393,679,600	-	-	-	(11,220,856)	382,458,744	2,499,077	-
Health Care Equipment & Supplies - 1.7%
Teleflex Inc
	353,115,053	-	-	-	(7,936,142)	345,178,911	2,885,870	1,962,392
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2026

Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Common Stocks - (continued)
Life Sciences Tools & Services - 2.4%
PerkinElmer Inc
	$492,993,035	$-	$-	$-	$(224,983)	$492,768,052	5,624,564	$787,439
Total Common Stocks - 6.8%
	$1,388,272,419	$-	$-	$-	$4,077,853	$1,392,350,272	13,364,916	$2,749,831
Investment Companies - 3.9%
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	839,251,008	1,811,575,171	(1,853,870,231)	(35,439)	(151,583)	796,768,926	796,768,925	15,004,023
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	-	778,560,339	(768,761,919)	-	-	9,798,420	9,798,420	68,742 ∆
Total Affiliated Investments - 10.8%
	$2,227,523,427	$2,590,135,510	$(2,622,632,150)	$(35,439)	$3,926,270	$2,198,917,618	819,932,261	$17,822,596

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	5/27/26	(469,000)	$344,203	$6,182
Euro	5/27/26	66,647,000	(79,026,014)	(1,800,997)
				(1,794,815)
Barclays Capital, Inc.:
Canadian Dollar	5/27/26	(131,663,870)	96,608,819	1,715,119
Euro	5/27/26	(126,546,500)	150,031,809	3,400,218
				5,115,337
BNP Paribas:
Canadian Dollar	5/27/26	(37,833,000)	27,768,358	501,096
Euro	5/27/26	(22,746,000)	26,970,615	614,436
				1,115,532
Citibank, National Association:
Canadian Dollar	5/27/26	42,601,777	(31,297,152)	(592,902)
Euro	5/27/26	(57,342,912)	67,977,809	1,533,597
				940,695
Goldman Sachs & Co. LLC:
Canadian Dollar	5/27/26	170,807,000	(125,335,101)	(2,229,893)
Euro	5/27/26	12,789,000	(14,721,277)	97,556
Euro	5/27/26	(25,933,000)	30,748,628	699,618
				(1,432,719)
HSBC Securities (USA), Inc.:
Canadian Dollar	5/27/26	(87,325,463)	64,068,435	1,130,620
Euro	5/27/26	23,557,380	(27,930,402)	(634,064)
				496,556
JPMorgan Chase Bank, National Association:
Canadian Dollar	5/27/26	(266,955,000)	195,890,766	3,489,102
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2026

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2026

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Euro	5/27/26	12,036,000	$(13,861,139)	$85,180
Euro	5/27/26	(100,493,270)	118,932,879	2,489,611
				6,063,893
Morgan Stanley & Co. International PLC:
Canadian Dollar	5/27/26	(52,028,536)	38,171,989	673,621
Euro	5/27/26	(4,895,000)	5,802,788	130,867
				804,488
State Street Bank and Trust Company:
Canadian Dollar	5/27/26	116,576,000	(85,289,645)	(1,270,179)
Canadian Dollar	5/27/26	35,628,000	(25,638,923)	39,137
Canadian Dollar	5/27/26	(1,091,500)	800,910	14,236
Euro	5/27/26	8,870,000	(10,284,307)	(6,487)
Euro	5/27/26	(119,975,000)	142,239,960	3,222,878
				1,999,585
UBS:
Euro	5/27/26	10,092,000	(11,737,622)	(43,849)
Total				$13,264,703
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2026.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2026
Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$19,843,074
Liability Derivatives:
Forward foreign currency exchange contracts	$6,578,371
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2026.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(776,749)	$-	$(776,749)
Swap contracts	-	25,936,088	$25,936,088
Total	$(776,749)	$25,936,088	$25,159,339
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
March 31, 2026

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$9,502,696	$-	$9,502,696
Swap contracts	-	(18,329,101)	$(18,329,101)
Total	$9,502,696	$(18,329,101)	$(8,826,405)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$539,127,914
Average amounts sold - in USD	1,423,417,939
Total return swaps:
Average notional amount	24,202,584

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$6,182	$(6,182)	$—	$—
Barclays Capital, Inc.	5,115,337	—	—	5,115,337
BNP Paribas	1,115,532	—	—	1,115,532
Citibank, National Association	1,533,597	(592,902)	—	940,695
Goldman Sachs & Co. LLC	797,174	(797,174)	—	—
HSBC Securities (USA), Inc.	1,130,620	(634,064)	—	496,556
JPMorgan Chase Bank, National Association	18,447,456	—	(12,383,563)	6,063,893
Morgan Stanley & Co. International PLC	804,488	—	—	804,488
State Street Bank and Trust Company	3,276,251	(1,276,666)	—	1,999,585
Total	$32,226,637	$(3,306,988)	$(12,383,563)	$16,536,086

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$1,800,997	$(6,182)	$—	$1,794,815
Citibank, National Association	592,902	(592,902)	—	—
Goldman Sachs & Co. LLC	2,229,893	(797,174)	—	1,432,719
HSBC Securities (USA), Inc.	634,064	(634,064)	—	—
State Street Bank and Trust Company	1,276,666	(1,276,666)	—	—
UBS	43,849	—	—	43,849
Total	$6,578,371	$(3,306,988)	$—	$3,271,383

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Enterprise Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Airlines	$198,893,557	$127,852,541	$-
Commercial Services & Supplies	1,175,691,104	102,376,044	-
Hotels, Restaurants & Leisure	831,455,593	84,067,865	-
Insurance	301,560,674	143,087,886	-
Software	826,924,059	474,673,092	-
All Other	15,314,013,699	-	-
Investment Companies	-	796,768,926	-
Investments Purchased with Cash Collateral from Securities Lending	-	12,248,025	-
Total Investments in Securities	$18,648,538,686	$1,741,074,379	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	19,843,074	-
Total Assets	$18,648,538,686	$1,760,917,453	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$6,578,371	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 7

Janus Henderson Enterprise Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $12,458,589,708)(1)	$18,190,695,447
Affiliated investments, at value (cost $2,486,775,618)	2,198,917,618
Cash	9,159,448
Forward foreign currency exchange contracts	19,843,074
Trustees' deferred compensation	645,191
Receivables:
Investments sold	55,364,553
Dividends	13,364,224
Fund shares sold	11,757,539
Dividends from affiliates	2,545,511
Foreign tax reclaims	310,678
Other assets	72,055
Total Assets	20,502,675,338
Liabilities:
Collateral for securities loaned (Note 3)	12,248,025
Forward foreign currency exchange contracts	6,578,371
Payables:
Fund shares repurchased	35,928,127
Investments purchased	18,408,304
Advisory fees	11,414,048
Transfer agent fees and expenses	2,515,190
Trustees' deferred compensation fees	645,191
12b-1 Distribution and shareholder servicing fees	225,198
Trustees' fees and expenses	119,940
Professional fees	56,021
Affiliated fund administration fees payable	44,586
Custodian fees	42,679
Accrued expenses and other payables	870,990
Total Liabilities	89,096,670
Commitments and contingent liabilities (Note 4)
Net Assets	$20,413,578,668
See footnotes at the end of the Statement.
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Enterprise Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$13,435,180,705
Total distributable earnings (loss)	6,978,397,963
Total Net Assets	$20,413,578,668
Net Assets - Class A Shares	$417,779,284
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,343,282
Net Asset Value Per Share(2)	$124.96
Maximum Offering Price Per Share(3)	$132.58
Net Assets - Class C Shares	$54,932,935
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	536,651
Net Asset Value Per Share(2)	$102.36
Net Assets - Class D Shares	$2,271,066,251
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,074,767
Net Asset Value Per Share	$133.01
Net Assets - Class I Shares	$8,539,654,011
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	63,552,147
Net Asset Value Per Share	$134.37
Net Assets - Class N Shares	$6,153,944,032
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	45,339,450
Net Asset Value Per Share	$135.73
Net Assets - Class R Shares	$81,425,250
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	712,709
Net Asset Value Per Share	$114.25
Net Assets - Class S Shares	$232,610,559
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,885,711
Net Asset Value Per Share	$123.35
Net Assets - Class T Shares	$2,662,166,346
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	20,317,663
Net Asset Value Per Share	$131.03

(1)	Includes $12,383,563 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Enterprise Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$82,412,674
Dividends from affiliates	17,753,854
Affiliated securities lending income, net	68,742
Unaffiliated securities lending income, net	20,224
Other income	36,186
Foreign tax withheld	(2,222,604)
Total Investment Income	98,069,076
Expenses:
Advisory fees	72,192,772
12b-1 Distribution and shareholder servicing fees:
Class A Shares	579,634
Class C Shares	275,966
Class R Shares	226,352
Class S Shares	323,315
Transfer agent administrative fees and expenses:
Class D Shares	1,315,563
Class R Shares	114,957
Class S Shares	323,520
Class T Shares	3,752,569
Transfer agent networking and omnibus fees:
Class A Shares	543,129
Class C Shares	31,155
Class I Shares	5,298,124
Other transfer agent fees and expenses:
Class A Shares	15,315
Class C Shares	1,669
Class D Shares	126,708
Class I Shares	149,988
Class N Shares	189,785
Class R Shares	743
Class S Shares	2,382
Class T Shares	13,769
Shareholder reports expense	721,342
Affiliated fund administration fees	282,003
Trustees' fees and expenses	267,288
Custodian fees	176,546
Registration fees	173,424
Professional fees	92,210
Other expenses	619,950
Total Expenses	87,810,178
Less: Excess Expense Reimbursement and Waivers	(202,271)
Net Expenses	87,607,907
Net Investment Income/(Loss)	10,461,169
See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Enterprise Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$1,982,587,357
Investments in affiliates	(35,439)
Forward foreign currency exchange contracts	(776,749)
Swap contracts	25,936,088
Total Net Realized Gain/(Loss) on Investments	2,007,711,257
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(2,928,448,954)
Investments in affiliates	3,926,270
Forward foreign currency exchange contracts	9,502,696
Swap contracts	(18,329,101)
Total Change in Unrealized Net Appreciation/Depreciation	(2,933,349,089)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(915,176,663)
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Enterprise Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$10,461,169	$53,238,184
Net realized gain/(loss) on investments	2,007,711,257	1,308,561,411
Change in unrealized net appreciation/depreciation	(2,933,349,089)	(95,981,934)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(915,176,663)	1,265,817,661
Dividends and Distributions to Shareholders:
Class A Shares	(34,653,857)	(31,459,279)
Class C Shares	(5,352,646)	(5,745,359)
Class D Shares	(175,707,783)	(166,597,171)
Class I Shares	(683,250,604)	(577,658,133)
Class N Shares	(477,680,632)	(448,121,413)
Class R Shares	(7,258,137)	(6,571,390)
Class S Shares	(19,426,929)	(19,538,878)
Class T Shares	(217,983,859)	(224,284,043)
Net Decrease from Dividends and Distributions to Shareholders	(1,621,314,447)	(1,479,975,666)
Capital Share Transactions:
Class A Shares	(12,612,846)	26,321,527
Class C Shares	(1,282,414)	(22,020,635)
Class D Shares	30,425,998	(20,895,764)
Class I Shares	(416,476,960)	1,237,432,858
Class N Shares	(72,272,976)	80,902,474
Class R Shares	(7,298,312)	5,870,920
Class S Shares	(4,460,775)	(29,257,065)
Class T Shares	(185,656,139)	(228,867,729)
Net Increase/(Decrease) from Capital Share Transactions	(669,634,424)	1,049,486,586
Net Increase/(Decrease) in Net Assets	(3,206,125,534)	835,328,581
Net Assets:
Beginning of period	23,619,704,202	22,784,375,621
End of period	$20,413,578,668	$23,619,704,202
See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Enterprise Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$140.96	$142.98	$123.25	$116.22	$168.35	$137.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.17)	(0.14)	0.10	0.19	(0.30)	(0.27)
Net realized and unrealized gain/(loss)	(5.46)	7.58	29.46	19.41	(27.16)	43.67
Total from Investment Operations	(5.63)	7.44	29.56	19.60	(27.46)	43.40
Less Dividends and Distributions:
Dividends (from net investment income)	—	(1.11)	—	—	—	—
Distributions (from capital gains)	(10.37)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(10.37)	(9.46)	(9.83)	(12.57)	(24.67)	(12.82)
Net Asset Value, End of Period	$124.96	$140.96	$142.98	$123.25	$116.22	$168.35
Total Return*	(4.47)%	5.21%	25.76%	17.82%	(19.08)%	32.57%
Net Assets, End of Period (in thousands)	$417,779	$484,327	$466,764	$388,721	$327,176	$472,904
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.15%	1.14%	1.14%	1.15%	1.14%	1.13%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.11%	1.11%	1.12%	1.12%	1.11%
Ratio of Net Investment Income/(Loss)	(0.25)%	(0.10)%	0.08%	0.15%	(0.21)%	(0.17)%
Portfolio Turnover Rate	9%	17%	15%	14%	9%	12%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Enterprise Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$117.62	$120.73	$106.05	$102.11	$151.54	$125.75
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.46)	(0.80)	(0.49)	(0.41)	(0.87)	(1.06)
Net realized and unrealized gain/(loss)	(4.43)	6.38	25.00	16.92	(23.89)	39.67
Total from Investment Operations	(4.89)	5.58	24.51	16.51	(24.76)	38.61
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.34)	—	—	—	—
Distributions (from capital gains)	(10.37)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(10.37)	(8.69)	(9.83)	(12.57)	(24.67)	(12.82)
Net Asset Value, End of Period	$102.36	$117.62	$120.73	$106.05	$102.11	$151.54
Total Return*	(4.75)%	4.59%	25.12%	17.20%	(19.47)%	31.83%
Net Assets, End of Period (in thousands)	$54,933	$64,272	$88,844	$101,480	$110,936	$179,240
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.69%	1.69%	1.62%	1.64%	1.60%	1.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.69%	1.69%	1.62%	1.64%	1.60%	1.67%
Ratio of Net Investment Income/(Loss)	(0.82)%	(0.70)%	(0.45)%	(0.38)%	(0.69)%	(0.73)%
Portfolio Turnover Rate	9%	17%	15%	14%	9%	12%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Enterprise Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$149.39	$150.93	$129.17	$120.89	$174.13	$142.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.32	0.54	0.61	0.18	0.25
Net realized and unrealized gain/(loss)	(5.82)	8.03	31.05	20.24	(28.23)	45.06
Total from Investment Operations	(5.76)	8.35	31.59	20.85	(28.05)	45.31
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(1.54)	—	—	(0.52)	(0.46)
Distributions (from capital gains)	(10.37)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(10.62)	(9.89)	(9.83)	(12.57)	(25.19)	(13.28)
Net Asset Value, End of Period	$133.01	$149.39	$150.93	$129.17	$120.89	$174.13
Total Return*	(4.31)%	5.55%	26.17%	18.20%	(18.82)%	32.99%
Net Assets, End of Period (in thousands)	$2,271,066	$2,517,981	$2,570,953	$2,189,482	$1,937,787	$2,507,220
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of Net Investment Income/(Loss)	0.09%	0.22%	0.40%	0.47%	0.12%	0.15%
Portfolio Turnover Rate	9%	17%	15%	14%	9%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Enterprise Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$150.84	$152.31	$130.24	$121.76	$175.21	$142.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.36	0.59	0.67	0.23	0.32
Net realized and unrealized gain/(loss)	(5.88)	8.10	31.31	20.38	(28.42)	45.33
Total from Investment Operations	(5.81)	8.46	31.90	21.05	(28.19)	45.65
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(1.58)	—	—	(0.59)	(0.51)
Distributions (from capital gains)	(10.37)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(10.66)	(9.93)	(9.83)	(12.57)	(25.26)	(13.33)
Net Asset Value, End of Period	$134.37	$150.84	$152.31	$130.24	$121.76	$175.21
Total Return*	(4.31)%	5.58%	26.20%	18.23%	(18.78)%	33.06%
Net Assets, End of Period (in thousands)	$8,539,654	$10,023,411	$8,817,446	$6,792,381	$5,404,045	$8,014,607
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.76%	0.76%	0.76%	0.76%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.76%	0.76%	0.76%	0.76%	0.74%
Ratio of Net Investment Income/(Loss)	0.09%	0.25%	0.43%	0.51%	0.16%	0.19%
Portfolio Turnover Rate	9%	17%	15%	14%	9%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Enterprise Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$152.28	$153.66	$131.19	$122.44	$176.05	$143.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.51	0.73	0.80	0.38	0.47
Net realized and unrealized gain/(loss)	(5.94)	8.18	31.57	20.52	(28.59)	45.53
Total from Investment Operations	(5.79)	8.69	32.30	21.32	(28.21)	46.00
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(1.72)	—	—	(0.73)	(0.66)
Distributions (from capital gains)	(10.37)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(10.76)	(10.07)	(9.83)	(12.57)	(25.40)	(13.48)
Net Asset Value, End of Period	$135.73	$152.28	$153.66	$131.19	$122.44	$176.05
Total Return*	(4.25)%	5.68%	26.32%	18.36%	(18.71)%	33.17%
Net Assets, End of Period (in thousands)	$6,153,944	$6,972,912	$6,967,680	$5,279,269	$4,678,462	$5,636,167
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	0.21%	0.34%	0.53%	0.61%	0.26%	0.28%
Portfolio Turnover Rate	9%	17%	15%	14%	9%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Enterprise Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$129.92	$132.53	$115.25	$109.72	$160.72	$132.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.34)	(0.50)	(0.26)	(0.16)	(0.67)	(0.69)
Net realized and unrealized gain/(loss)	(4.96)	7.02	27.37	18.26	(25.66)	41.85
Total from Investment Operations	(5.30)	6.52	27.11	18.10	(26.33)	41.16
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.78)	—	—	—	—
Distributions (from capital gains)	(10.37)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(10.37)	(9.13)	(9.83)	(12.57)	(24.67)	(12.82)
Net Asset Value, End of Period	$114.25	$129.92	$132.53	$115.25	$109.72	$160.72
Total Return*	(4.61)%	4.90%	25.40%	17.48%	(19.32)%	32.18%
Net Assets, End of Period (in thousands)	$81,425	$99,976	$96,080	$75,820	$69,756	$110,802
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.41%	1.41%	1.40%	1.40%	1.41%	1.40%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.41%	1.41%	1.40%	1.40%	1.41%	1.40%
Ratio of Net Investment Income/(Loss)	(0.54)%	(0.40)%	(0.22)%	(0.14)%	(0.50)%	(0.45)%
Portfolio Turnover Rate	9%	17%	15%	14%	9%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | March 31, 2026

Janus Henderson Enterprise Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$139.30	$141.37	$122.02	$115.22	$167.17	$136.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.19)	(0.21)	0.03	0.13	(0.36)	(0.34)
Net realized and unrealized gain/(loss)	(5.39)	7.50	29.15	19.24	(26.92)	43.39
Total from Investment Operations	(5.58)	7.29	29.18	19.37	(27.28)	43.05
Less Dividends and Distributions:
Dividends (from net investment income)	—	(1.01)	—	—	—	—
Distributions (from capital gains)	(10.37)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(10.37)	(9.36)	(9.83)	(12.57)	(24.67)	(12.82)
Net Asset Value, End of Period	$123.35	$139.30	$141.37	$122.02	$115.22	$167.17
Total Return*	(4.49)%	5.16%	25.70%	17.77%	(19.12)%	32.51%
Net Assets, End of Period (in thousands)	$232,611	$267,571	$303,098	$279,289	$283,177	$442,011
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Investment Income/(Loss)	(0.29)%	(0.15)%	0.02%	0.11%	(0.25)%	(0.21)%
Portfolio Turnover Rate	9%	17%	15%	14%	9%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Enterprise Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$147.28	$148.93	$127.72	$119.78	$172.66	$141.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.15	0.38	0.47	0.01	0.07
Net realized and unrealized gain/(loss)	(5.74)	7.92	30.66	20.04	(27.97)	44.71
Total from Investment Operations	(5.76)	8.07	31.04	20.51	(27.96)	44.78
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(1.37)	—	—	(0.25)	(0.32)
Distributions (from capital gains)	(10.37)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(10.49)	(9.72)	(9.83)	(12.57)	(24.92)	(13.14)
Net Asset Value, End of Period	$131.03	$147.28	$148.93	$127.72	$119.78	$172.66
Total Return*	(4.37)%	5.43%	26.03%	18.07%	(18.91)%	32.84%
Net Assets, End of Period (in thousands)	$2,662,166	$3,189,255	$3,473,510	$3,170,313	$3,197,451	$5,208,155
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income/(Loss)	(0.03)%	0.10%	0.28%	0.37%	0.01%	0.05%
Portfolio Turnover Rate	9%	17%	15%	14%	9%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | March 31, 2026

Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Enterprise Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2026 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
Janus Investment Fund | 25

Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported
26 | March 31, 2026

Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
There were no total return swaps held at March 31, 2026.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial
Janus Investment Fund | 27

Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of March 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $12,383,563. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2026 is $12,248,025, resulting in the net amount due to the counterparty of $135,538.
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31,
2026” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.80% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $6,827.
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Notes to Financial Statements (unaudited)
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class A Shares paid CDSCs of $11 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $5,212.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2026, the Fund engaged in cross trades amounting to $10,946,940 in sales, resulting in a net realized gain of $5,986,254. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$14,930,777,377	$7,125,144,712	$(1,666,309,024)	$5,458,835,688
Information on the tax components of derivatives as of March 31, 2026 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$19,843,074	$(6,578,371)	$13,264,703
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
6. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	353,187	$47,427,645	964,280	$133,269,389
Reinvested dividends and distributions	185,876	24,846,084	154,686	21,806,099
Shares repurchased	(631,728)	(84,886,575)	(947,551)	(128,753,961)
Net Increase/(Decrease)	(92,665)	$(12,612,846)	171,415	$26,321,527
Class C Shares:
Shares sold	57,148	$6,228,590	168,417	$19,342,994
Reinvested dividends and distributions	46,095	5,056,630	47,032	5,559,157
Shares repurchased	(113,045)	(12,567,634)	(404,908)	(46,922,786)
Net Increase/(Decrease)	(9,802)	$(1,282,414)	(189,459)	$(22,020,635)
Class D Shares:
Shares sold	229,358	$32,888,730	564,809	$81,017,686
Reinvested dividends and distributions	1,177,742	167,392,467	1,075,646	160,281,983
Shares repurchased	(1,187,437)	(169,855,199)	(1,819,773)	(262,195,433)
Net Increase/(Decrease)	219,663	$30,425,998	(179,318)	$(20,895,764)
Class I Shares:
Shares sold	6,925,935	$1,002,322,684	21,987,122	$3,170,857,559
Reinvested dividends and distributions	4,473,804	642,348,823	3,614,768	543,769,506
Shares repurchased	(14,296,711)	(2,061,148,467)	(17,044,033)	(2,477,194,207)
Net Increase/(Decrease)	(2,896,972)	$(416,476,960)	8,557,857	$1,237,432,858
Class N Shares:
Shares sold	4,964,129	$729,706,696	10,912,333	$1,613,104,089
Reinvested dividends and distributions	2,948,083	427,442,537	2,616,845	397,080,087
Shares repurchased	(8,361,631)	(1,229,422,209)	(13,084,540)	(1,929,281,702)
Net Increase/(Decrease)	(449,419)	$(72,272,976)	444,638	$80,902,474
Class R Shares:
Shares sold	58,625	$7,255,072	167,288	$20,956,577
Reinvested dividends and distributions	58,730	7,183,878	50,010	6,513,346
Shares repurchased	(174,169)	(21,737,262)	(172,728)	(21,599,003)
Net Increase/(Decrease)	(56,814)	$(7,298,312)	44,570	$5,870,920
Class S Shares:
Shares sold	71,610	$9,549,230	226,964	$30,857,069
Reinvested dividends and distributions	147,084	19,410,702	139,939	19,503,271
Shares repurchased	(253,781)	(33,420,707)	(590,100)	(79,617,405)
Net Increase/(Decrease)	(35,087)	$(4,460,775)	(223,197)	$(29,257,065)
Class T Shares:
Shares sold	948,972	$133,210,272	2,089,961	$297,432,911
Reinvested dividends and distributions	1,522,316	213,230,838	1,494,776	219,791,846
Shares repurchased	(3,808,715)	(532,097,249)	(5,252,885)	(746,092,486)
Net Increase/(Decrease)	(1,337,427)	$(185,656,139)	(1,668,148)	$(228,867,729)
7. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,005,224,257	$4,224,981,176	$-	$-
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Janus Henderson Enterprise Fund
Notes to Financial Statements (unaudited)
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
38 | March 31, 2026

Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Janus Investment Fund | 39

Janus Henderson Enterprise Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
40 | March 31, 2026

Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 41

Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
42 | March 31, 2026

Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 43

Janus Henderson Enterprise Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
44 | March 31, 2026

Janus Henderson Enterprise Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93040 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson European Focus Fund
Janus Investment Fund

Janus Henderson European Focus Fund

Janus Henderson European Focus Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 92.7%
Aerospace & Defense – 7.5%
Leonardo SpA	180,379	$12,114,084
Rheinmetall AG	7,968	13,286,470
Rolls-Royce Holdings PLC	949,259	14,493,884
Thales SA	34,093	10,008,612
		49,903,050
Banks – 16.2%
ABN AMRO Bank NV, CVA	327,913	10,486,939
Banco Bilbao Vizcaya Argentaria SA	812,968	17,741,723
Banco Santander SA	2,164,351	24,487,044
Erste Group Bank AG	226,641	24,486,583
FinecoBank Banca Fineco SpA	418,879	9,299,105
Natwest Group PLC	1,290,915	9,578,399
UniCredit SpA	163,615	11,788,100
		107,867,893
Biotechnology – 2.1%
argenx SE*	19,164	13,961,224
Chemicals – 1.5%
BASF SE	163,963	9,906,346
Communications Equipment – 1.8%
Nokia Oyj	1,523,048	12,136,970
Construction & Engineering – 2.2%
ACS Actividades de Construccion y Servicios SA	117,450	14,531,614
Construction Materials – 2.0%
CRH PLC	127,248	13,376,310
Diversified Financial Services – 1.7%
Investor AB - Class B	303,150	11,481,895
Diversified Telecommunication Services – 2.3%
Orange SA	737,362	15,063,958
Electric Utilities – 3.3%
Iberdrola SA#	943,765	21,661,908
Electrical Equipment – 4.1%
Huber + Suhner AG (REG)	30,417	6,739,024
Siemens Energy AG	78,926	12,987,549
Vestas Wind Systems A/S	263,343	7,885,721
		27,612,294
Energy Equipment & Services – 1.5%
Technip Energies NV	230,378	9,681,669
Hotels, Restaurants & Leisure – 2.0%
InterContinental Hotels Group PLC*	56,809	7,481,854
TUI AG	779,089	5,907,844
		13,389,698
Industrial Conglomerates – 3.1%
Siemens AG	86,756	20,574,930
Insurance – 1.6%
ASR Nederland NV	157,533	10,851,313
Machinery – 9.4%
Alstom SA*	376,247	10,719,391
Epiroc AB - Class A	400,648	9,841,946
Knorr-Bremse AG	122,003	13,619,371
Sandvik AB	400,720	15,321,961
Wartsila OYJ Abp	345,891	12,931,714
		62,434,383
Metals & Mining – 4.4%
Anglo American PLC	252,918	10,743,519
Antofagasta PLC	213,448	9,495,787
ArcelorMittal SA	128,959	6,718,062
DPM Metals Inc (ADR)	70,123	2,469,354
		29,426,722
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson European Focus Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 6.6%
Shell PLC	426,005	$19,890,054
TotalEnergies SE	257,914	23,810,848
		43,700,902
Paper & Forest Products – 1.4%
UPM-Kymmene Oyj	310,023	9,642,088
Pharmaceuticals – 7.3%
Novartis AG	187,060	28,408,340
Roche Holding AG	50,592	19,982,051
		48,390,391
Semiconductor & Semiconductor Equipment – 8.6%
ASM International NV	15,713	11,967,419
ASML Holding NV	28,075	37,156,131
NXP Semiconductors NV	41,883	8,245,087
		57,368,637
Specialty Retail – 1.2%
Industria de Diseno Textil SA	140,596	8,082,626
Trading Companies & Distributors – 0.9%
Sunbelt Rentals Holdings Inc	92,758	5,922,471
Total Common Stocks (cost $561,092,878)		616,969,292
Investment Companies – 9.7%
Money Markets – 9.7%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $64,694,070)	64,694,053	64,694,053
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	193,097	193,097
Time Deposits – 0%
Royal Bank of Canada, 3.6500%, 4/1/26	$48,274	48,274
Total Investments Purchased with Cash Collateral from Securities Lending (cost $241,371)		241,371
Total Investments (total cost $626,028,319) – 102.4%		681,904,716
Liabilities, net of Cash, Receivables and Other Assets – (2.4)%		(15,967,226)
Net Assets – 100%		$665,937,490

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$86,556,821	12.7%
Spain	86,504,915	12.7
United Kingdom	77,605,968	11.4
Germany	76,282,510	11.2
France	76,002,540	11.1
Netherlands	70,461,802	10.3
Switzerland	55,129,415	8.1
Sweden	36,645,802	5.4
Finland	34,710,772	5.1
Italy	33,201,289	4.9
Austria	24,486,583	3.6
Belgium	13,961,224	2.0
Denmark	7,885,721	1.1
Canada	2,469,354	0.4
Total	$681,904,716	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson European Focus Fund
Schedule of Investments (unaudited)
March 31, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 9.7%
Money Markets - 9.7%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$6,296,595	$375,938,983	$(317,530,924)	$(10,584)	$(17)	$64,694,053	64,694,053	$268,879
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	-	47,895,382	(47,702,285)	-	-	193,097	193,097	5,333 ∆
Total Affiliated Investments - 9.7%
	$6,296,595	$423,834,365	$(365,233,209)	$(10,584)	$(17)	$64,887,150	64,887,150	$274,212

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Purchased options contracts	$(472,516)
Written options contracts	223,986
Total	$(248,530)

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability	Collateral Pledged	Net Amount
JPMorgan Chase Bank, National Association	$233,268	$—	$(233,268)	$—
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson European Focus Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Construction Materials	$13,376,310	$-	$-
Metals & Mining	2,469,354	26,957,368	-
Semiconductor & Semiconductor Equipment	8,245,087	49,123,550	-
All Other	-	516,797,623	-
Investment Companies	-	64,694,053	-
Investments Purchased with Cash Collateral from Securities Lending	-	241,371	-
Total Assets	$24,090,751	$657,813,965	$-
4  | March 31, 2026

Janus Henderson European Focus Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $561,141,152)(1)	$617,017,566
Affiliated investments, at value (cost $64,887,167)	64,887,150
Cash denominated in foreign currency (cost $5,645)	5,645
Trustees' deferred compensation	20,985
Receivables:
Investments sold	24,647,464
Foreign tax reclaims	4,653,607
Fund shares sold	1,360,504
Dividends	726,108
Dividends from affiliates	85,755
Other assets	266,891
Total Assets	713,671,675
Liabilities:
Due to custodian	1,610
Collateral for securities loaned (Note 3)	241,371
Payables:
Investments purchased	44,243,386
Foreign withholding tax reclaim fee (Note 1)	1,783,960
Fund shares repurchased	697,524
Advisory fees	499,026
Transfer agent fees and expenses	97,963
Professional fees	43,251
12b-1 Distribution and shareholder servicing fees	33,974
Trustees' deferred compensation fees	20,985
Custodian fees	5,536
Trustees' fees and expenses	3,643
Affiliated fund administration fees payable	1,444
Accrued expenses and other payables	60,512
Total Liabilities	47,734,185
Commitments and contingent liabilities (Note 4)
Net Assets	$665,937,490
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson European Focus Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$887,508,601
Total distributable earnings (loss)	(221,571,111)
Total Net Assets	$665,937,490
Net Assets - Class A Shares	$141,190,453
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,444,830
Net Asset Value Per Share(2)	$57.75
Maximum Offering Price Per Share(3)	$61.27
Net Assets - Class C Shares	$3,780,034
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	69,080
Net Asset Value Per Share(2)	$54.72
Net Assets - Class D Shares	$63,935,392
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,115,606
Net Asset Value Per Share	$57.31
Net Assets - Class I Shares	$384,669,176
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,709,027
Net Asset Value Per Share	$57.34
Net Assets - Class N Shares	$42,718,070
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	751,759
Net Asset Value Per Share	$56.82
Net Assets - Class S Shares	$757,396
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,868
Net Asset Value Per Share	$54.61
Net Assets - Class T Shares	$28,886,969
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	504,923
Net Asset Value Per Share	$57.21

(1)	Includes $233,268 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson European Focus Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$5,072,803
Dividends from affiliates	268,879
Affiliated securities lending income, net	5,333
Unaffiliated securities lending income, net	1,311
Other income	22,509
Foreign tax withheld (net of foreign withholding tax reclaim fee of $60,327 (Note 1))	(124,432)
Total Investment Income	5,246,403
Expenses:
Advisory fees	3,459,264
12b-1 Distribution and shareholder servicing fees:
Class A Shares	187,034
Class C Shares	21,431
Class S Shares	1,007
Transfer agent administrative fees and expenses:
Class D Shares	33,366
Class S Shares	1,009
Class T Shares	38,205
Transfer agent networking and omnibus fees:
Class A Shares	55,499
Class C Shares	2,123
Class I Shares	227,973
Other transfer agent fees and expenses:
Class A Shares	4,826
Class C Shares	136
Class D Shares	6,141
Class I Shares	6,771
Class N Shares	1,431
Class S Shares	7
Class T Shares	2,583
Custodian fees	73,400
Professional fees	70,762
Registration fees	31,944
Shareholder reports expense	24,064
Affiliated fund administration fees	8,917
Trustees' fees and expenses	8,513
Other expenses	75,770
Total Expenses	4,342,176
Less: Excess Expense Reimbursement and Waivers	(329,576)
Net Expenses	4,012,600
Net Investment Income/(Loss)	1,233,803
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	57,756,126
Investments in affiliates	(10,584)
Purchased options contracts	(472,516)
Written options contracts	223,986
Total Net Realized Gain/(Loss) on Investments	57,497,012
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(68,031,420)
Investments in affiliates	(17)
Total Change in Unrealized Net Appreciation/Depreciation	(68,031,437)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(9,300,622)
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson European Focus Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$1,233,803	$8,493,134
Net realized gain/(loss) on investments	57,497,012	55,334,570
Change in unrealized net appreciation/depreciation	(68,031,437)	48,004,629
Net Increase/(Decrease) in Net Assets Resulting from Operations	(9,300,622)	111,832,333
Dividends and Distributions to Shareholders:
Class A Shares	(1,697,158)	(1,672,649)
Class C Shares	(24,898)	(17,019)
Class D Shares	(780,465)	(169,845)
Class I Shares	(5,427,094)	(4,925,044)
Class N Shares	(712,064)	(83,733)
Class S Shares	(9,307)	(8,872)
Class T Shares	(381,883)	(216,448)
Net Decrease from Dividends and Distributions to Shareholders	(9,032,869)	(7,093,610)
Capital Share Transactions:
Class A Shares	(2,524,664)	(9,161,741)
Class C Shares	(663,429)	(322,339)
Class D Shares	20,227,198	29,464,912
Class I Shares	(32,652,218)	29,953,096
Class N Shares	(5,400,600)	36,739,880
Class S Shares	(9,465)	4,850
Class T Shares	721,934	9,250,034
Net Increase/(Decrease) from Capital Share Transactions	(20,301,244)	95,928,692
Net Increase/(Decrease) in Net Assets	(38,634,735)	200,667,415
Net Assets:
Beginning of period	704,572,225	503,904,810
End of period	$665,937,490	$704,572,225
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson European Focus Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$59.20	$49.68	$39.83	$32.52	$44.48	$34.23
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06 (2)	0.68 (3)	0.59 (4)	0.83 (5)	0.90	0.16
Net realized and unrealized gain/(loss)	(0.82)	9.49	10.23	7.40	(12.80)	10.20
Total from Investment Operations	(0.76)	10.17	10.82	8.23	(11.90)	10.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.69)	(0.65)	(0.97)	(0.92)	(0.06)	(0.11)
Total Dividends and Distributions	(0.69)	(0.65)	(0.97)	(0.92)	(0.06)	(0.11)
Net Asset Value, End of Period	$57.75	$59.20	$49.68	$39.83	$32.52	$44.48
Total Return*	(1.32)%	20.80%	27.58%	25.45%	(26.79)%	30.31%
Net Assets, End of Period (in thousands)	$141,190	$147,181	$132,785	$116,476	$96,858	$141,908
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.38% (6)	1.44% (7)	1.43% (8)	1.51% (9)	1.42%	1.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.30%	1.29%	1.30%	1.30%	1.30%
Ratio of Net Investment Income/(Loss)	0.18% (2)	1.32% (3)	1.29% (4)	2.05% (5)	2.17%	0.37%
Portfolio Turnover Rate	141%	159%	168%	169%	145%	184%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaim received in November 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.13%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(5)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaim received in November 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(8)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(9)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson European Focus Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$55.98	$46.90	$37.46	$30.43	$41.90	$32.40
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.18) (2)	0.25 (3)	0.18 (4)	0.48 (5)	0.57	(0.18)
Net realized and unrealized gain/(loss)	(0.76)	9.03	9.72	6.96	(12.04)	9.68
Total from Investment Operations	(0.94)	9.28	9.90	7.44	(11.47)	9.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.32)	(0.20)	(0.46)	(0.41)	—	—
Total Dividends and Distributions	(0.32)	(0.20)	(0.46)	(0.41)	—	—
Net Asset Value, End of Period	$54.72	$55.98	$46.90	$37.46	$30.43	$41.90
Total Return*	(1.70)%	19.90%	26.65%	24.51%	(27.37)%	29.32%
Net Assets, End of Period (in thousands)	$3,780	$4,499	$4,132	$5,957	$9,829	$23,302
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.20% (6)	2.28% (7)	2.21% (8)	2.30% (9)	2.20%	2.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.04%	2.06%	2.02%	2.06%	2.07%	2.05%
Ratio of Net Investment Income/(Loss)	(0.61)% (2)	0.52% (3)	0.42% (4)	1.28% (5)	1.44%	(0.46)%
Portfolio Turnover Rate	141%	159%	168%	169%	145%	184%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaim received in November 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.13%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(5)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.76%,
respectively.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaim received in November 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(8)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(9)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson European Focus Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$58.81	$49.35	$39.57	$32.32	$44.21	$34.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13 (2)	0.85 (3)	0.65 (4)	0.91 (5)	0.98	0.24
Net realized and unrealized gain/(loss)	(0.82)	9.35	10.18	7.34	(12.73)	10.13
Total from Investment Operations	(0.69)	10.20	10.83	8.25	(11.75)	10.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.81)	(0.74)	(1.05)	(1.00)	(0.14)	(0.17)
Total Dividends and Distributions	(0.81)	(0.74)	(1.05)	(1.00)	(0.14)	(0.17)
Net Asset Value, End of Period	$57.31	$58.81	$49.35	$39.57	$32.32	$44.21
Total Return*	(1.22)%	21.07%	27.82%	25.69%	(26.66)%	30.57%
Net Assets, End of Period (in thousands)	$63,935	$46,195	$11,650	$9,386	$6,899	$10,102
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.19% (6)	1.25% (7)	1.31% (8)	1.41% (9)	1.30%	1.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.09%	1.10%	1.11%	1.11%	1.10%
Ratio of Net Investment Income/(Loss)	0.44% (2)	1.62% (3)	1.42% (4)	2.26% (5)	2.39%	0.57%
Portfolio Turnover Rate	141%	159%	168%	169%	145%	184%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaim received in November 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.13%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(5)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaim received in November 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(8)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(9)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson European Focus Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$58.84	$49.39	$39.61	$32.36	$44.25	$34.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12 (2)	0.80 (3)	0.69 (4)	0.96 (5)	1.02	0.26
Net realized and unrealized gain/(loss)	(0.80)	9.42	10.16	7.32	(12.75)	10.15
Total from Investment Operations	(0.68)	10.22	10.85	8.28	(11.73)	10.41
Less Dividends and Distributions:
Dividends (from net investment income)	(0.82)	(0.77)	(1.07)	(1.03)	(0.16)	(0.19)
Total Dividends and Distributions	(0.82)	(0.77)	(1.07)	(1.03)	(0.16)	(0.19)
Net Asset Value, End of Period	$57.34	$58.84	$49.39	$39.61	$32.36	$44.25
Total Return*	(1.21)%	21.09%	27.88%	25.77%	(26.60)%	30.66%
Net Assets, End of Period (in thousands)	$384,669	$427,910	$333,621	$273,922	$196,068	$299,272
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16% (6)	1.20% (7)	1.18% (8)	1.26% (9)	1.16%	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.06%	1.05%	1.05%	1.04%	1.03%
Ratio of Net Investment Income/(Loss)	0.39% (2)	1.56% (3)	1.52% (4)	2.39% (5)	2.47%	0.62%
Portfolio Turnover Rate	141%	159%	168%	169%	145%	184%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaim received in November 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.13%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(5)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaim received in November 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(8)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(9)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson European Focus Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$58.32	$49.04	$39.35	$32.15	$43.95	$33.80
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14 (2)	1.34 (3)	0.90 (4)	1.01 (5)	0.95	0.35
Net realized and unrealized gain/(loss)	(0.79)	8.84	9.90	7.24	(12.56)	10.01
Total from Investment Operations	(0.65)	10.18	10.80	8.25	(11.61)	10.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.85)	(0.90)	(1.11)	(1.05)	(0.19)	(0.21)
Total Dividends and Distributions	(0.85)	(0.90)	(1.11)	(1.05)	(0.19)	(0.21)
Net Asset Value, End of Period	$56.82	$58.32	$49.04	$39.35	$32.15	$43.95
Total Return*	(1.17)%	21.23%	27.94%	25.84%	(26.54)%	30.72%
Net Assets, End of Period (in thousands)	$42,718	$49,054	$5,144	$16,922	$14,170	$9,763
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.06% (6)	1.10% (7)	1.11% (8)	1.21% (9)	1.11%	1.11%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.96%	0.96%	0.97%	0.97%	0.96%
Ratio of Net Investment Income/(Loss)	0.46% (2)	2.54% (3)	2.00% (4)	2.54% (5)	2.40%	0.85%
Portfolio Turnover Rate	141%	159%	168%	169%	145%	184%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaim received in November 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.13%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(5)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.30 and 0.76%,
respectively.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaim received in November 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(8)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(9)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson European Focus Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$56.02	$47.07	$37.83	$31.03	$42.42	$32.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03 (2)	0.61 (3)	0.61 (4)	0.82 (5)	0.88	0.23
Net realized and unrealized gain/(loss)	(0.78)	8.98	9.61	7.00	(12.13)	9.73
Total from Investment Operations	(0.75)	9.59	10.22	7.82	(11.25)	9.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.66)	(0.64)	(0.98)	(1.02)	(0.14)	(0.11)
Total Dividends and Distributions	(0.66)	(0.64)	(0.98)	(1.02)	(0.14)	(0.11)
Net Asset Value, End of Period	$54.61	$56.02	$47.07	$37.83	$31.03	$42.42
Total Return*	(1.37)%	20.72%	27.45%	25.38%	(26.61)%	30.63%
Net Assets, End of Period (in thousands)	$757	$785	$654	$246	$101	$85
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.92% (6)	2.04% (7)	2.18% (8)	2.89% (9)	4.51%	5.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.37%	1.38%	1.40%	1.34%	1.10%	1.07%
Ratio of Net Investment Income/(Loss)	0.10% (2)	1.25% (3)	1.38% (4)	2.13% (5)	2.27%	0.58%
Portfolio Turnover Rate	141%	159%	168%	169%	145%	184%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaim received in November 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.13%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(5)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.76%,
respectively.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaim received in November 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(8)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(9)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson European Focus Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$58.70	$49.27	$39.51	$32.27	$44.17	$34.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08 (2)	0.73 (3)	0.63 (4)	0.93 (5)	0.93	0.20
Net realized and unrealized gain/(loss)	(0.81)	9.39	10.14	7.26	(12.70)	10.12
Total from Investment Operations	(0.73)	10.12	10.77	8.19	(11.77)	10.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.76)	(0.69)	(1.01)	(0.95)	(0.13)	(0.17)
Total Dividends and Distributions	(0.76)	(0.69)	(1.01)	(0.95)	(0.13)	(0.17)
Net Asset Value, End of Period	$57.21	$58.70	$49.27	$39.51	$32.27	$44.17
Total Return*	(1.29)%	20.91%	27.70%	25.54%	(26.73)%	30.41%
Net Assets, End of Period (in thousands)	$28,887	$28,949	$15,919	$13,027	$7,392	$10,590
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.33% (6)	1.36% (7)	1.37% (8)	1.46% (9)	1.37%	1.38%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.22%	1.21%	1.21%	1.22%	1.22%	1.21%
Ratio of Net Investment Income/(Loss)	0.25% (2)	1.41% (3)	1.39% (4)	2.31% (5)	2.25%	0.47%
Portfolio Turnover Rate	141%	159%	168%	169%	145%	184%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaim received in November 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.13%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(5)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaim received in November 2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(8)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(9)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson European Focus Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of European companies. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | March 31, 2026

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | March 31, 2026

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $550,022 of tax reclaims received as well as $39,288 of professional fees and $60,327 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2026 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
Janus Investment Fund | 19

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
20 | March 31, 2026

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
During the period, the Fund purchased put options on various equity index securities for the purpose of decreasing exposure to broad equity risk.
There were no purchased options held at March 31, 2026.
During the period, the Fund wrote put options on various equity indices for the purpose of increasing exposure to broad equity risk.
There were no written options held at March 31, 2026.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and
Janus Investment Fund | 21

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05%
22 | March 31, 2026

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of March 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $233,268. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2026 is $241,371, resulting in the net amount due to the counterparty of $8,103.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see
 the Fund's Schedule of Investments.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $500 Million	1.00
Next $1 Billion	0.90
Next $1 Billion	0.85
Over $2.5 Billion	0.80
The Fund’s actual investment advisory fee rate for the reporting period was 0.97% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.96% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
Janus Investment Fund | 23

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
24 | March 31, 2026

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $2,181.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2026.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $189.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Janus Investment Fund | 25

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of March 31, 2026, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	82	5
Class S Shares	-	-
Class T Shares	-	-
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(213,830,205)	$(118,276,787)	$(332,106,992)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$631,182,899	$72,464,443	$(21,742,626)	$50,721,817
26 | March 31, 2026

Janus Henderson European Focus Fund
Notes to Financial Statements (unaudited)
6. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	68,313	$4,160,138	127,289	$6,514,148
Reinvested dividends and distributions	25,113	1,501,013	31,602	1,483,375
Shares repurchased	(134,556)	(8,185,815)	(345,741)	(17,159,264)
Net Increase/(Decrease)	(41,130)	$(2,524,664)	(186,850)	$(9,161,741)
Class C Shares:
Shares sold	5,168	$296,487	28,164	$1,402,108
Reinvested dividends and distributions	385	21,854	345	15,397
Shares repurchased	(16,854)	(981,770)	(36,229)	(1,739,844)
Net Increase/(Decrease)	(11,301)	$(663,429)	(7,720)	$(322,339)
Class D Shares:
Shares sold	559,144	$34,126,140	757,367	$40,383,812
Reinvested dividends and distributions	12,984	769,555	3,484	162,171
Shares repurchased	(241,972)	(14,668,497)	(211,457)	(11,081,071)
Net Increase/(Decrease)	330,156	$20,227,198	549,394	$29,464,912
Class I Shares:
Shares sold	798,354	$48,301,525	3,002,155	$151,659,289
Reinvested dividends and distributions	78,370	4,647,315	94,309	4,391,038
Shares repurchased	(1,439,818)	(85,601,058)	(2,578,907)	(126,097,231)
Net Increase/(Decrease)	(563,094)	$(32,652,218)	517,557	$29,953,096
Class N Shares:
Shares sold	51,539	$3,090,338	907,084	$45,775,801
Reinvested dividends and distributions	11,724	688,766	1,255	57,865
Shares repurchased	(152,600)	(9,179,704)	(172,141)	(9,093,786)
Net Increase/(Decrease)	(89,337)	$(5,400,600)	736,198	$36,739,880
Class S Shares:
Shares sold	(1)	$(9)	88	$3,968
Reinvested dividends and distributions	165	9,307	200	8,872
Shares repurchased	(316)	(18,763)	(161)	(7,990)
Net Increase/(Decrease)	(152)	$(9,465)	127	$4,850
Class T Shares:
Shares sold	80,362	$4,882,131	367,008	$19,423,518
Reinvested dividends and distributions	6,414	379,736	4,637	215,646
Shares repurchased	(75,007)	(4,539,933)	(201,595)	(10,389,130)
Net Increase/(Decrease)	11,769	$721,934	170,050	$9,250,034
7. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$970,960,786	$1,040,498,055	$-	$-
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
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9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
36 | March 31, 2026

Janus Henderson European Focus Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 37

Janus Henderson European Focus Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
38 | March 31, 2026

Janus Henderson European Focus Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson European Focus Fund
Notes
40 | March 31, 2026

Janus Henderson European Focus Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93080 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Forty Fund
Janus Investment Fund

Janus Henderson Forty Fund

Janus Henderson Forty Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 5.4%
Boeing Co*	1,951,587	$388,424,361
Howmet Aerospace Inc	3,169,674	730,483,070
		1,118,907,431
Biotechnology – 3.6%
Argenx SE (ADR)*	537,873	392,781,759
Madrigal Pharmaceuticals Inc*	429,415	224,785,870
Vaxcyte Inc*	2,241,120	130,231,483
		747,799,112
Capital Markets – 2.2%
Blackstone Group Inc	1,674,313	192,529,252
Intercontinental Exchange Inc	1,656,709	260,567,191
		453,096,443
Diversified Financial Services – 2.0%
Mastercard Inc - Class A	836,122	417,776,719
Electrical Equipment – 6.3%
Eaton Corp PLC	2,128,251	761,211,535
GE Vernova Inc	601,602	525,138,386
		1,286,349,921
Health Care Equipment & Supplies – 0.7%
Medline Inc - Class A*	3,101,622	138,022,179
Health Care Providers & Services – 1.7%
UnitedHealth Group Inc	1,299,723	351,692,047
Hotels, Restaurants & Leisure – 6.1%
Booking Holdings Inc	77,862	327,823,936
Chipotle Mexican Grill Inc*	5,872,029	187,963,648
DoorDash Inc - Class A*	1,860,978	279,425,847
DraftKings Inc*	21,074,132	455,622,734
		1,250,836,165
Information Technology Services – 1.4%
Shopify Inc*	2,387,247	283,175,239
Interactive Media & Services – 8.3%
Alphabet Inc - Class C	3,347,415	960,239,467
Meta Platforms Inc - Class A	1,309,480	749,192,792
		1,709,432,259
Life Sciences Tools & Services – 1.8%
Danaher Corp	1,977,089	374,856,074
Multiline Retail – 11.5%
Amazon.com Inc*	8,502,532	1,770,822,339
MercadoLibre Inc*	335,734	580,490,801
		2,351,313,140
Pharmaceuticals – 3.6%
Eli Lilly & Co	809,542	744,592,445
Semiconductor & Semiconductor Equipment – 24.9%
Broadcom Inc	3,731,568	1,154,957,612
Lam Research Corp	906,463	193,674,885
NVIDIA Corp	15,151,753	2,642,465,723
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,342,994	1,129,764,822
		5,120,863,042
Software – 14.9%
AppLovin Corp - Class A*	487,194	193,903,212
Datadog Inc - Class A*	3,501,109	413,305,917
Microsoft Corp	3,749,812	1,388,067,908
Oracle Corp	5,550,115	816,477,418
Palantir Technologies Inc - Class A*	1,691,029	247,363,722
		3,059,118,177
Technology Hardware, Storage & Peripherals – 5.5%
Apple Inc	4,421,455	1,122,121,064
Total Common Stocks (cost $12,536,613,194)		20,529,951,457
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Forty Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares	Value
Investment Companies – 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $38,481,016)	38,481,016	$38,481,016
Total Investments (total cost $12,575,094,210) – 100.1%		20,568,432,473
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(29,294,635)
Net Assets – 100%		$20,539,137,838

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$18,182,219,852	88.4%
Taiwan	1,129,764,822	5.5
Argentina	580,490,801	2.8
Belgium	392,781,759	1.9
Canada	283,175,239	1.4
Total	$20,568,432,473	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$140,520,981	$1,257,227,569	$(1,359,260,886)	$(6,648)	$-	$38,481,016	38,481,016	$1,349,320
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	-	19,277,728	(19,277,728)	-	-	-	-	369 ∆
Total Affiliated Investments - 0.2%
	$140,520,981	$1,276,505,297	$(1,378,538,614)	$(6,648)	$-	$38,481,016	38,481,016	$1,349,689
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Forty Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$20,529,951,457	$-	$-
Investment Companies	-	38,481,016	-
Total Assets	$20,529,951,457	$38,481,016	$-
 | 3

Janus Henderson Forty Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $12,536,613,194)	$20,529,951,457
Affiliated investments, at value (cost $38,481,016)	38,481,016
Trustees' deferred compensation	648,564
Receivables:
Investments sold	56,504,717
Fund shares sold	8,455,988
Dividends	3,725,996
Dividends from affiliates	146,296
Foreign tax reclaims	32,115
Other assets	63,104
Total Assets	20,638,009,253
Liabilities:
Due to custodian	13
Payables:
Investments purchased	70,665,291
Fund shares repurchased	14,737,903
Advisory fees	8,987,562
Transfer agent fees and expenses	2,730,935
Trustees' deferred compensation fees	648,564
12b-1 Distribution and shareholder servicing fees	292,603
Trustees' fees and expenses	125,840
Affiliated fund administration fees payable	45,085
Professional fees	44,814
Custodian fees	15,640
Dividends	13
Accrued expenses and other payables	577,152
Total Liabilities	98,871,415
Commitments and contingent liabilities (Note 3)
Net Assets	$20,539,137,838
See footnotes at the end of the Statement.
See Notes to Financial Statements.
4  | March 31, 2026

Janus Henderson Forty Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,616,987,685
Total distributable earnings (loss)	8,922,150,153
Total Net Assets	$20,539,137,838
Net Assets - Class A Shares	$484,311,108
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,913,577
Net Asset Value Per Share(1)	$48.85
Maximum Offering Price Per Share(2)	$51.83
Net Assets - Class C Shares	$76,927,412
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,483,300
Net Asset Value Per Share(1)	$30.98
Net Assets - Class D Shares	$12,651,588,775
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	271,110,527
Net Asset Value Per Share	$46.67
Net Assets - Class I Shares	$2,104,342,289
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	39,739,818
Net Asset Value Per Share	$52.95
Net Assets - Class N Shares	$563,454,966
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,536,530
Net Asset Value Per Share	$53.48
Net Assets - Class R Shares	$72,500,288
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,910,768
Net Asset Value Per Share	$37.94
Net Assets - Class S Shares	$393,105,187
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,786,384
Net Asset Value Per Share	$44.74
Net Assets - Class T Shares	$4,192,907,813
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	88,332,864
Net Asset Value Per Share	$47.47

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Forty Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$61,488,308
Dividends from affiliates	1,349,320
Affiliated securities lending income, net	369
Unaffiliated securities lending income, net	94
Other income	11,588
Foreign tax withheld	(858,335)
Total Investment Income	61,991,344
Expenses:
Advisory fees	61,321,812
12b-1 Distribution and shareholder servicing fees:
Class A Shares	685,759
Class C Shares	400,218
Class R Shares	210,823
Class S Shares	565,641
Transfer agent administrative fees and expenses:
Class D Shares	7,691,876
Class R Shares	106,913
Class S Shares	565,932
Class T Shares	5,950,823
Transfer agent networking and omnibus fees:
Class A Shares	208,135
Class C Shares	39,446
Class I Shares	1,034,325
Other transfer agent fees and expenses:
Class A Shares	16,608
Class C Shares	2,461
Class D Shares	311,721
Class I Shares	33,391
Class N Shares	17,432
Class R Shares	361
Class S Shares	2,282
Class T Shares	13,671
Shareholder reports expense	324,993
Affiliated fund administration fees	291,569
Trustees' fees and expenses	286,669
Professional fees	123,011
Custodian fees	117,409
Registration fees	101,955
Other expenses	620,182
Total Expenses	81,045,418
Less: Excess Expense Reimbursement and Waivers	(540,235)
Net Expenses	80,505,183
Net Investment Income/(Loss)	(18,513,839)
Net Realized Gain/(Loss) on Investments:
Investments	1,578,254,466
Investments in affiliates	(6,648)
Total Net Realized Gain/(Loss) on Investments	1,578,247,818
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(4,394,296,183)
Total Change in Unrealized Net Appreciation/Depreciation	(4,394,296,183)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,834,562,204)
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Forty Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$(18,513,839)	$(15,367,785)
Net realized gain/(loss) on investments	1,578,247,818	2,448,051,590
Change in unrealized net appreciation/depreciation	(4,394,296,183)	1,825,933,592
Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,834,562,204)	4,258,617,397
Dividends and Distributions to Shareholders:
Class A Shares	(63,903,069)	(49,778,163)
Class C Shares	(16,411,633)	(14,591,697)
Class D Shares	(1,726,748,132)	(1,373,661,795)
Class I Shares	(260,740,485)	(218,700,081)
Class N Shares	(69,765,624)	(62,850,300)
Class R Shares	(12,402,356)	(10,536,057)
Class S Shares	(56,644,433)	(49,881,862)
Class T Shares	(569,135,896)	(449,429,496)
Net Decrease from Dividends and Distributions to Shareholders	(2,775,751,628)	(2,229,429,451)
Capital Share Transactions:
Class A Shares	37,047,566	17,170,476
Class C Shares	2,260,069	(9,047,546)
Class D Shares	1,078,838,669	456,873,421
Class I Shares	114,600,396	(95,818,075)
Class N Shares	10,737,133	(41,257,740)
Class R Shares	3,179,171	(3,812,228)
Class S Shares	19,591,391	(34,908,610)
Class T Shares	310,512,217	158,663,915
Net Increase/(Decrease) from Capital Share Transactions	1,576,766,612	447,863,613
Net Increase/(Decrease) in Net Assets	(4,033,547,220)	2,477,051,559
Net Assets:
Beginning of period	24,572,685,058	22,095,633,499
End of period	$20,539,137,838	$24,572,685,058
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Forty Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$62.50	$57.23	$43.76	$33.69	$56.20	$46.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.10)	(0.14)	(0.01)	0.06	(0.08)	(0.26)
Net realized and unrealized gain/(loss)	(6.58)	11.07	17.38	10.03	(17.22)	13.50
Total from Investment Operations	(6.68)	10.93	17.37	10.09	(17.30)	13.24
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.01)	—	—	—
Distributions (from capital gains)	(6.97)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(6.97)	(5.66)	(3.90)	(0.02)	(5.21)	(3.85)
Net Asset Value, End of Period	$48.85	$62.50	$57.23	$43.76	$33.69	$56.20
Total Return*	(12.12)%	20.32%	42.41%	29.97%	(34.00)%	29.72%
Net Assets, End of Period (in thousands)	$484,311	$578,367	$511,272	$377,708	$326,566	$525,208
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.87%	0.88%	0.84%	0.81%	0.89%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.88%	0.84%	0.81%	0.89%	1.02%
Ratio of Net Investment Income/(Loss)	(0.34)%	(0.25)%	(0.03)%	0.14%	(0.17)%	(0.50)%
Portfolio Turnover Rate	14%	33%	36%	39%	39%	31%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Forty Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.28	$40.65	$32.32	$25.06	$43.38	$37.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.18)	(0.33)	(0.25)	(0.17)	(0.28)	(0.47)
Net realized and unrealized gain/(loss)	(4.15)	7.62	12.47	7.45	(12.83)	10.55
Total from Investment Operations	(4.33)	7.29	12.22	7.28	(13.11)	10.08
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(6.97)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(6.97)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Net Asset Value, End of Period	$30.98	$42.28	$40.65	$32.32	$25.06	$43.38
Total Return*	(12.38)%	19.57%	41.41%	29.07%	(34.43)%	28.88%
Net Assets, End of Period (in thousands)	$76,927	$102,410	$108,611	$97,763	$89,166	$160,133
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.49%	1.52%	1.52%	1.53%	1.51%	1.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.49%	1.52%	1.52%	1.53%	1.51%	1.68%
Ratio of Net Investment Income/(Loss)	(0.96)%	(0.88)%	(0.71)%	(0.57)%	(0.80)%	(1.15)%
Portfolio Turnover Rate	14%	33%	36%	39%	39%	31%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Forty Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$59.95	$55.06	$42.26	$32.47	$54.28	$45.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	(0.02)	0.08	0.13	0.01	(0.15)
Net realized and unrealized gain/(loss)	(6.28)	10.63	16.72	9.68	(16.58)	13.04
Total from Investment Operations	(6.31)	10.61	16.80	9.81	(16.57)	12.89
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.06)	(0.11)	—	(0.03)	—
Distributions (from capital gains)	(6.97)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(6.97)	(5.72)	(4.00)	(0.02)	(5.24)	(3.85)
Net Asset Value, End of Period	$46.67	$59.95	$55.06	$42.26	$32.47	$54.28
Total Return*	(12.01)%	20.58%	42.68%	30.23%	(33.86)%	30.00%
Net Assets, End of Period (in thousands)	$12,651,589	$15,043,727	$13,355,517	$9,953,141	$8,069,316	$12,846,210
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.67%	0.63%	0.61%	0.69%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.67%	0.63%	0.61%	0.69%	0.82%
Ratio of Net Investment Income/(Loss)	(0.12)%	(0.03)%	0.18%	0.33%	0.03%	(0.29)%
Portfolio Turnover Rate	14%	33%	36%	39%	39%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Forty Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$67.09	$60.98	$46.40	$35.63	$59.06	$48.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	— (2)	0.12	0.16	0.04	(0.13)
Net realized and unrealized gain/(loss)	(7.14)	11.85	18.48	10.63	(18.21)	14.15
Total from Investment Operations	(7.17)	11.85	18.60	10.79	(18.17)	14.02
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.08)	(0.13)	—	(0.05)	—
Distributions (from capital gains)	(6.97)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(6.97)	(5.74)	(4.02)	(0.02)	(5.26)	(3.85)
Net Asset Value, End of Period	$52.95	$67.09	$60.98	$46.40	$35.63	$59.06
Total Return*	(12.01)%	20.61%	42.76%	30.30%	(33.84)%	30.07%
Net Assets, End of Period (in thousands)	$2,104,342	$2,539,705	$2,405,255	$1,826,123	$1,547,668	$2,360,269
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.63%	0.64%	0.59%	0.56%	0.64%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.64%	0.59%	0.56%	0.64%	0.76%
Ratio of Net Investment Income/(Loss)	(0.10)%	0.00% (3)	0.22%	0.39%	0.08%	(0.24)%
Portfolio Turnover Rate	14%	33%	36%	39%	39%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Forty Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$67.66	$61.44	$46.73	$35.86	$59.38	$49.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(—) (2)	0.05	0.16	0.20	0.07	(0.10)
Net realized and unrealized gain/(loss)	(7.21)	11.95	18.61	10.69	(18.30)	14.22
Total from Investment Operations	(7.21)	12.00	18.77	10.89	(18.23)	14.12
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.12)	(0.17)	—	(0.08)	—
Distributions (from capital gains)	(6.97)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(6.97)	(5.78)	(4.06)	(0.02)	(5.29)	(3.85)
Net Asset Value, End of Period	$53.48	$67.66	$61.44	$46.73	$35.86	$59.38
Total Return*	(11.97)%	20.72%	42.86%	30.38%	(33.78)%	30.15%
Net Assets, End of Period (in thousands)	$563,455	$700,232	$679,864	$490,179	$371,702	$581,225
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.55%	0.56%	0.52%	0.49%	0.56%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.55%	0.56%	0.52%	0.49%	0.56%	0.70%
Ratio of Net Investment Income/(Loss)	(0.02)%	0.08%	0.29%	0.46%	0.15%	(0.17)%
Portfolio Turnover Rate	14%	33%	36%	39%	39%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Forty Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.18	$47.17	$36.83	$28.48	$48.48	$41.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.17)	(0.29)	(0.19)	(0.09)	(0.23)	(0.40)
Net realized and unrealized gain/(loss)	(5.10)	8.96	14.42	8.46	(14.56)	11.72
Total from Investment Operations	(5.27)	8.67	14.23	8.37	(14.79)	11.32
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(6.97)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(6.97)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Net Asset Value, End of Period	$37.94	$50.18	$47.17	$36.83	$28.48	$48.48
Total Return*	(12.30)%	19.81%	41.82%	29.41%	(34.26)%	29.21%
Net Assets, End of Period (in thousands)	$72,500	$92,129	$90,397	$70,645	$60,027	$103,653
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.29%	1.30%	1.26%	1.23%	1.31%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.28%	1.30%	1.26%	1.23%	1.30%	1.42%
Ratio of Net Investment Income/(Loss)	(0.76)%	(0.66)%	(0.45)%	(0.28)%	(0.59)%	(0.90)%
Portfolio Turnover Rate	14%	33%	36%	39%	39%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Forty Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$57.86	$53.45	$41.17	$31.75	$53.33	$44.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.13)	(0.21)	(0.09)	(0.01)	(0.15)	(0.33)
Net realized and unrealized gain/(loss)	(6.02)	10.28	16.26	9.45	(16.22)	12.84
Total from Investment Operations	(6.15)	10.07	16.17	9.44	(16.37)	12.51
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(6.97)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(6.97)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Net Asset Value, End of Period	$44.74	$57.86	$53.45	$41.17	$31.75	$53.33
Total Return*	(12.18)%	20.13%	42.15%	29.75%	(34.09)%	29.50%
Net Assets, End of Period (in thousands)	$393,105	$485,418	$486,739	$381,719	$331,903	$586,481
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%	1.05%	1.01%	0.98%	1.07%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	1.04%	1.00%	0.97%	1.05%	1.19%
Ratio of Net Investment Income/(Loss)	(0.50)%	(0.40)%	(0.19)%	(0.02)%	(0.34)%	(0.66)%
Portfolio Turnover Rate	14%	33%	36%	39%	39%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Forty Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$60.89	$55.85	$42.80	$32.92	$54.99	$45.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.07)	(0.08)	0.03	0.09	(0.03)	(0.21)
Net realized and unrealized gain/(loss)	(6.38)	10.79	16.97	9.81	(16.83)	13.22
Total from Investment Operations	(6.45)	10.71	17.00	9.90	(16.86)	13.01
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.01)	(0.06)	—	—	—
Distributions (from capital gains)	(6.97)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(6.97)	(5.67)	(3.95)	(0.02)	(5.21)	(3.85)
Net Asset Value, End of Period	$47.47	$60.89	$55.85	$42.80	$32.92	$54.99
Total Return*	(12.06)%	20.44%	42.55%	30.09%	(33.94)%	29.86%
Net Assets, End of Period (in thousands)	$4,192,908	$5,030,696	$4,457,979	$3,352,693	$2,759,921	$4,465,117
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.80%	0.76%	0.73%	0.81%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.79%	0.74%	0.71%	0.79%	0.93%
Ratio of Net Investment Income/(Loss)	(0.24)%	(0.15)%	0.07%	0.23%	(0.07)%	(0.41)%
Portfolio Turnover Rate	14%	33%	36%	39%	39%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
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Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Forty Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
16 | March 31, 2026

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | March 31, 2026

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Janus Investment Fund | 19

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund
20 | March 31, 2026

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of March 31, 2026.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell 1000® Growth Index.
Janus Investment Fund | 21

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±8.50%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2026, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.53%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
22 | March 31, 2026

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $13,114.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class A Shares paid CDSCs of $840 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $3,056.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All
Janus Investment Fund | 23

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$12,576,518,187	$8,755,235,144	$(763,320,858)	$7,991,914,286
24 | March 31, 2026

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	670,223	$37,855,868	1,233,177	$67,115,402
Reinvested dividends and distributions	922,361	51,661,453	722,254	40,186,220
Shares repurchased	(932,717)	(52,469,755)	(1,635,315)	(90,131,146)
Net Increase/(Decrease)	659,867	$37,047,566	320,116	$17,170,476
Class C Shares:
Shares sold	160,247	$5,876,299	328,298	$12,264,421
Reinvested dividends and distributions	432,369	15,387,998	352,998	13,357,443
Shares repurchased	(531,598)	(19,004,228)	(930,560)	(34,669,410)
Net Increase/(Decrease)	61,018	$2,260,069	(249,264)	$(9,047,546)
Class D Shares:
Shares sold	2,471,886	$133,707,997	5,064,263	$266,852,554
Reinvested dividends and distributions	30,410,378	1,626,042,891	24,484,743	1,304,547,068
Shares repurchased	(12,706,300)	(680,912,219)	(21,159,337)	(1,114,526,201)
Net Increase/(Decrease)	20,175,964	$1,078,838,669	8,389,669	$456,873,421
Class I Shares:
Shares sold	3,662,113	$221,361,130	6,464,548	$377,097,294
Reinvested dividends and distributions	3,793,610	230,158,295	3,208,069	191,233,008
Shares repurchased	(5,571,703)	(336,919,029)	(11,261,051)	(664,148,377)
Net Increase/(Decrease)	1,884,020	$114,600,396	(1,588,434)	$(95,818,075)
Class N Shares:
Shares sold	812,876	$49,577,621	1,529,927	$91,527,231
Reinvested dividends and distributions	1,052,209	64,447,801	976,450	58,655,380
Shares repurchased	(1,678,203)	(103,288,289)	(3,221,867)	(191,440,351)
Net Increase/(Decrease)	186,882	$10,737,133	(715,490)	$(41,257,740)
Class R Shares:
Shares sold	122,087	$5,438,728	199,231	$8,856,190
Reinvested dividends and distributions	281,758	12,273,383	232,601	10,425,185
Shares repurchased	(329,020)	(14,532,940)	(512,321)	(23,093,603)
Net Increase/(Decrease)	74,825	$3,179,171	(80,489)	$(3,812,228)
Class S Shares:
Shares sold	325,559	$16,977,744	815,049	$41,355,279
Reinvested dividends and distributions	1,098,478	56,373,896	962,892	49,665,982
Shares repurchased	(1,026,762)	(53,760,249)	(2,494,495)	(125,929,871)
Net Increase/(Decrease)	397,275	$19,591,391	(716,554)	$(34,908,610)
Class T Shares:
Shares sold	5,066,443	$274,600,946	7,351,432	$396,834,935
Reinvested dividends and distributions	10,215,901	555,847,175	8,098,372	438,688,801
Shares repurchased	(9,563,661)	(519,935,904)	(12,650,679)	(676,859,821)
Net Increase/(Decrease)	5,718,683	$310,512,217	2,799,125	$158,663,915
6. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,243,652,687	$4,344,155,767	$-	$-
Janus Investment Fund | 25

Janus Henderson Forty Fund
Notes to Financial Statements (unaudited)
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 35

Janus Henderson Forty Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
36 | March 31, 2026

Janus Henderson Forty Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93041 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Global Equity Income Fund
Janus Investment Fund

Janus Henderson Global Equity Income Fund

Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Common Stocks – 93.1%
Banks – 12.3%
Banco Bilbao Vizcaya Argentaria SA	8,620,460	$188,127,711
Banco de Sabadell SA	43,592,814	156,708,542
ING Groep NV	2,827,465	73,869,746
Mizuho Financial Group Inc	1,877,600	74,951,205
Nordea Bank Abp	8,065,185	138,804,589
Sumitomo Mitsui Financial Group Inc	2,148,400	70,825,789
UniCredit SpA	1,703,761	122,752,221
United Overseas Bank Ltd	2,576,000	74,107,170
		900,146,973
Beverages – 2.5%
Carlsberg A/S	1,477,872	184,427,197
Consumer Finance – 1.2%
OneMain Holdings Inc	1,675,310	89,612,332
Containers & Packaging – 1.7%
Amcor PLC	3,139,429	124,792,303
Diversified Telecommunication Services – 5.8%
Deutsche Telekom AG	3,907,629	144,070,819
Elisa Oyj	1,608,433	77,976,410
Infrastrutture Wireless Italiane SpAž	5,277,620	42,235,305
Telia Co AB	14,855,629	76,006,238
TELUS Corp	6,412,072	82,427,096
		422,715,868
Electric Utilities – 1.1%
Origin Energy Ltd	9,388,501	80,445,232
Electrical Equipment – 1.7%
Schneider Electric SE	443,217	121,722,127
Equity Real Estate Investment Trusts (REITs) – 2.3%
British Land Co PLC	18,487,601	88,380,757
Land Securities Group PLC	10,918,767	81,007,719
		169,388,476
Food Products – 3.5%
Danone SA	469,625	37,711,568
Nestle SA (REG)	2,208,166	219,080,448
		256,792,016
Health Care Equipment & Supplies – 0.5%
Coloplast A/S	555,111	37,854,484
Hotels, Restaurants & Leisure – 0.9%
Accor SA	1,313,712	62,934,559
Household Durables – 0.5%
Taylor Wimpey PLC	29,115,946	34,417,484
Household Products – 1.5%
Reckitt Benckiser Group PLC	1,670,175	113,325,290
Industrial Conglomerates – 1.1%
Swire Pacific Ltd	7,555,000	82,862,440
Insurance – 8.0%
AXA SA	816,094	37,409,364
Dai-ichi Life Holdings Inc	7,967,600	72,815,418
DB Insurance Co Ltd	119,412	13,056,869
Legal & General Group PLC	20,534,059	67,667,396
Phoenix Group Holdings PLC	9,186,403	83,061,728
Tokio Marine Holdings Inc	2,276,200	106,303,580
Zurich Insurance Group AG	294,812	210,253,684
		590,568,039
Machinery – 4.7%
Daimler Truck Holding AG	1,622,278	77,325,808
Komatsu Ltd	5,469,000	214,705,553
Volvo AB	1,512,535	49,373,126
		341,404,487
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks – (continued)
Metals & Mining – 2.9%
Freeport-McMoRan Inc	758,884	$44,607,202
Rio Tinto PLC	1,815,011	168,682,859
		213,290,061
Multi-Utilities – 2.0%
E.ON SE	3,260,328	71,250,718
Engie SA	2,318,587	74,741,666
		145,992,384
Oil, Gas & Consumable Fuels – 10.7%
BP PLC	18,467,256	145,602,508
Pembina Pipeline Corp	202,520	9,066,734
Shell PLC	4,926,764	230,029,230
TotalEnergies SE	3,342,705	308,601,478
Var Energi ASA	17,384,622	89,202,844
		782,502,794
Personal Products – 2.5%
L'Oreal SA	178,322	73,113,917
Unilever PLC	1,920,198	108,201,086
		181,315,003
Pharmaceuticals – 6.5%
Novartis AG	512,947	77,899,994
Pfizer Inc	2,462,473	69,146,242
Roche Holding AG	446,063	176,179,112
Sanofi	1,595,259	153,851,356
		477,076,704
Professional Services – 1.1%
RELX PLC	2,552,470	84,140,114
Semiconductor & Semiconductor Equipment – 3.1%
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	475,755	160,781,402
Tokyo Electron Ltd	273,900	66,989,154
		227,770,556
Specialty Retail – 2.7%
Home Depot Inc	236,689	77,844,645
Industria de Diseno Textil SA	2,130,794	122,495,732
		200,340,377
Technology Hardware, Storage & Peripherals – 2.0%
Quanta Computer Inc	16,816,000	148,620,159
Textiles, Apparel & Luxury Goods – 1.9%
Cie Financiere Richemont SA (REG)	376,531	67,111,926
LVMH Moet Hennessy Louis Vuitton SE	124,869	69,401,022
		136,512,948
Tobacco – 4.5%
British American Tobacco PLC	2,879,990	167,735,920
Imperial Brands PLC	4,031,184	164,042,021
		331,777,941
Wireless Telecommunication Services – 3.9%
KDDI Corp	10,713,400	183,483,288
Tele2 AB	4,929,184	101,380,797
		284,864,085
Total Common Stocks (cost $6,498,582,838)		6,827,612,433
Preferred Stocks – 2.5%
Technology Hardware, Storage & Peripherals – 2.5%
Samsung Electronics Co Ltd (cost $99,804,233)	2,354,222	187,501,817
Investment Companies – 4.3%
Money Markets – 4.3%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $314,482,452)	314,458,418	314,458,418
Total Investments (total cost $6,912,869,523) – 99.9%		7,329,572,668
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		7,428,673
Net Assets – 100%		$7,337,001,341
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
March 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$1,428,093,026	19.5%
France	939,487,057	12.8
Japan	790,073,987	10.8
Switzerland	750,525,164	10.2
United States	720,461,142	9.8
Spain	467,331,985	6.4
Taiwan	309,401,561	4.2
Germany	292,647,345	4.0
Sweden	226,760,161	3.1
Denmark	222,281,681	3.0
Finland	216,780,999	3.0
South Korea	200,558,686	2.7
Netherlands	182,070,832	2.5
Italy	164,987,526	2.3
Canada	91,493,830	1.3
Norway	89,202,844	1.2
Hong Kong	82,862,440	1.1
Australia	80,445,232	1.1
Singapore	74,107,170	1.0
Total	$7,329,572,668	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 4.3%
Money Markets - 4.3%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$-	$2,546,666,820	$(2,232,144,868)	$(39,500)	$(24,034)	$314,458,418	314,458,418	$2,509,792

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	4/21/26	(402,062,606)	$541,146,021	$9,075,873
Euro	4/21/26	(623,066,387)	726,947,213	6,126,168
Total				$15,202,041
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
March 31, 2026
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2026.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2026
Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$15,202,041
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2026.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$12,278,872

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$14,658,193
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Forward foreign currency exchange contracts:
Average amounts sold - in USD	$1,267,254,172

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$15,202,041	$—	$—	$15,202,041

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2026

Janus Henderson Global Equity Income Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$42,235,305, which represents 0.6% of net assets.

ºº	Rate shown is the 7-day yield as of March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Consumer Finance	$89,612,332	$-	$-
Containers & Packaging	124,792,303	-	-
Metals & Mining	44,607,202	168,682,859	-
Pharmaceuticals	69,146,242	407,930,462	-
Semiconductor & Semiconductor Equipment	160,781,402	66,989,154	-
Specialty Retail	77,844,645	122,495,732	-
All Other	-	5,494,730,100	-
Preferred Stocks	-	187,501,817	-
Investment Companies	-	314,458,418	-
Total Investments in Securities	$566,784,126	$6,762,788,542	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	15,202,041	-
Total Assets	$566,784,126	$6,777,990,583	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 5

Janus Henderson Global Equity Income Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $6,598,387,071)	$7,015,114,250
Affiliated investments, at value (cost $314,482,452)	314,458,418
Forward foreign currency exchange contracts	15,202,041
Cash denominated in foreign currency (cost $3,795,943)	3,795,943
Trustees' deferred compensation	229,792
Receivables:
Investments sold	109,184,993
Foreign tax reclaims	83,448,574
Dividends	41,963,624
Fund shares sold	9,748,586
Dividends from affiliates	852,195
Other assets	7,085,959
Total Assets	7,601,084,375
Liabilities:
Due to custodian	68
Payables:
Investments purchased	204,960,976
Fund shares repurchased	39,599,883
Dividends	8,340,893
Foreign withholding tax reclaim fee (Note 1)	5,209,531
Advisory fees	4,034,149
Transfer agent fees and expenses	905,010
12b-1 Distribution and shareholder servicing fees	403,239
Trustees' deferred compensation fees	229,792
Custodian fees	57,141
Professional fees	51,870
Trustees' fees and expenses	35,050
Affiliated fund administration fees payable	15,747
Accrued expenses and other payables	239,685
Total Liabilities	264,083,034
Commitments and contingent liabilities (Note 4)
Net Assets	$7,337,001,341
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Global Equity Income Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,431,829,706
Total distributable earnings (loss)	(94,828,365)
Total Net Assets	$7,337,001,341
Net Assets - Class A Shares	$811,168,481
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	106,385,794
Net Asset Value Per Share(1)	$7.62
Maximum Offering Price Per Share(2)	$8.08
Net Assets - Class C Shares	$258,409,564
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	34,599,617
Net Asset Value Per Share(1)	$7.47
Net Assets - Class D Shares	$73,667,534
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,701,290
Net Asset Value Per Share	$7.59
Net Assets - Class I Shares	$5,604,263,893
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	732,163,860
Net Asset Value Per Share	$7.65
Net Assets - Class N Shares	$473,903,619
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	61,921,354
Net Asset Value Per Share	$7.65
Net Assets - Class S Shares	$25,268,015
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,356,787
Net Asset Value Per Share	$7.53
Net Assets - Class T Shares	$90,320,235
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,898,987
Net Asset Value Per Share	$7.59

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Equity Income Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$231,796,013
Dividends from affiliates	2,509,792
Other income	83,040
Foreign withholding tax income (net of foreign withholding tax reclaim fee of $176,168 (Note 1))	4,743,687
Total Investment Income	239,132,532
Expenses:
Advisory fees	22,745,456
12b-1 Distribution and shareholder servicing fees:
Class A Shares	977,541
Class C Shares	1,241,582
Class S Shares	29,180
Transfer agent administrative fees and expenses:
Class D Shares	30,440
Class S Shares	29,180
Class T Shares	111,308
Transfer agent networking and omnibus fees:
Class A Shares	538,763
Class C Shares	89,611
Class I Shares	2,580,637
Other transfer agent fees and expenses:
Class A Shares	23,760
Class C Shares	6,855
Class D Shares	3,730
Class I Shares	78,018
Class N Shares	13,048
Class S Shares	119
Class T Shares	393
Professional fees	1,281,260
Custodian fees	553,311
Shareholder reports expense	243,467
Registration fees	89,430
Affiliated fund administration fees	88,540
Trustees' fees and expenses	80,380
Other expenses	229,183
Total Expenses	31,065,192
Less: Excess Expense Reimbursement and Waivers	(5,264)
Net Expenses	31,059,928
Net Investment Income/(Loss)	208,072,604
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	632,020,768
Investments in affiliates	(39,500)
Forward foreign currency exchange contracts	12,278,872
Total Net Realized Gain/(Loss) on Investments	644,260,140
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(52,750,289)
Investments in affiliates	(24,034)
Forward foreign currency exchange contracts	14,658,193
Total Change in Unrealized Net Appreciation/Depreciation	(38,116,130)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$814,216,614
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Global Equity Income Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$208,072,604	$401,752,518
Net realized gain/(loss) on investments	644,260,140	434,926,865
Change in unrealized net appreciation/depreciation	(38,116,130)	147,776,531
Net Increase/(Decrease) in Net Assets Resulting from Operations	814,216,614	984,455,914
Dividends and Distributions to Shareholders:
Class A Shares	(20,159,784)	(49,975,660)
Class C Shares	(5,895,511)	(17,238,299)
Class D Shares	(1,677,127)	(2,939,342)
Class I Shares	(147,260,392)	(349,129,825)
Class N Shares	(12,782,673)	(31,085,541)
Class S Shares	(601,450)	(1,461,942)
Class T Shares	(2,348,780)	(5,805,891)
Net Decrease from Dividends and Distributions to Shareholders	(190,725,717)	(457,636,500)
Capital Share Transactions:
Class A Shares	12,290,322	(23,287,566)
Class C Shares	(24,812,646)	(40,062,611)
Class D Shares	22,546,901	11,840,662
Class I Shares	76,280,079	215,291,340
Class N Shares	(29,926,543)	90,633,078
Class S Shares	643,595	4,082,131
Class T Shares	(1,875,326)	3,756,724
Net Increase/(Decrease) from Capital Share Transactions	55,146,382	262,253,758
Net Increase/(Decrease) in Net Assets	678,637,279	789,073,172
Net Assets:
Beginning of period	6,658,364,062	5,869,290,890
End of period	$7,337,001,341	$6,658,364,062
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Equity Income Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.98	$6.40	$5.71	$5.22	$6.54	$5.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21 (2)	0.42	0.44 (3)	0.45	0.45 (4)	0.49
Net realized and unrealized gain/(loss)	0.62	0.64	0.73	0.52	(1.29)	0.64
Total from Investment Operations	0.83	1.06	1.17	0.97	(0.84)	1.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.48)	(0.48)	(0.48)	(0.48)	(0.49)
Total Dividends and Distributions	(0.19)	(0.48)	(0.48)	(0.48)	(0.48)	(0.49)
Net Asset Value, End of Period	$7.62	$6.98	$6.40	$5.71	$5.22	$6.54
Total Return*	12.03%	17.16%	21.09%	18.45%	(13.71)%	19.08%
Net Assets, End of Period (in thousands)	$811,168	$730,579	$696,218	$653,602	$558,995	$662,514
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.11% (5)	1.12%	1.18% (6)	1.20%	1.25% (7)	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.12%	1.15%	1.18%	1.24%	1.14%
Ratio of Net Investment Income/(Loss)	5.67% (2)	6.39%	7.20% (3)	7.50%	6.86% (4)	7.28%
Portfolio Turnover Rate	90%	175%	155%	152%	86%	123%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in December 2025 and March 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.60%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in December 2025 and March
2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Global Equity Income Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.83	$6.27	$5.61	$5.14	$6.46	$5.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18 (2)	0.37	0.39 (3)	0.41	0.40 (4)	0.44
Net realized and unrealized gain/(loss)	0.63	0.63	0.72	0.51	(1.27)	0.64
Total from Investment Operations	0.81	1.00	1.11	0.92	(0.87)	1.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.44)	(0.45)	(0.45)	(0.45)	(0.45)
Total Dividends and Distributions	(0.17)	(0.44)	(0.45)	(0.45)	(0.45)	(0.45)
Net Asset Value, End of Period	$7.47	$6.83	$6.27	$5.61	$5.14	$6.46
Total Return*	11.91%	16.45%	20.29%	17.74%	(14.29)%	18.54%
Net Assets, End of Period (in thousands)	$258,410	$259,921	$279,019	$301,866	$314,778	$437,512
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.74% (5)	1.71%	1.73% (6)	1.75%	1.80% (7)	1.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.74%	1.71%	1.73%	1.75%	1.80%	1.72%
Ratio of Net Investment Income/(Loss)	5.08% (2)	5.73%	6.55% (3)	6.92%	6.22% (4)	6.66%
Portfolio Turnover Rate	90%	175%	155%	152%	86%	123%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in December 2025 and March 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.60%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in December 2025 and March
2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Equity Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.95	$6.38	$5.69	$5.21	$6.52	$5.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22 (2)	0.45	0.46 (3)	0.46	0.50 (4)	0.51
Net realized and unrealized gain/(loss)	0.62	0.62	0.73	0.51	(1.31)	0.63
Total from Investment Operations	0.84	1.07	1.19	0.97	(0.81)	1.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.50)	(0.50)	(0.49)	(0.50)	(0.50)
Total Dividends and Distributions	(0.20)	(0.50)	(0.50)	(0.49)	(0.50)	(0.50)
Net Asset Value, End of Period	$7.59	$6.95	$6.38	$5.69	$5.21	$6.52
Total Return*	12.24%	17.41%	21.48%	18.57%	(13.38)%	19.43%
Net Assets, End of Period (in thousands)	$73,668	$47,401	$32,820	$24,238	$21,653	$13,132
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.85% (5)	0.85%	0.87% (6)	0.91%	0.95% (7)	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.85%	0.87%	0.91%	0.95%	0.89%
Ratio of Net Investment Income/(Loss)	5.96% (2)	6.83%	7.62% (3)	7.57%	7.72% (4)	7.60%
Portfolio Turnover Rate	90%	175%	155%	152%	86%	123%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in December 2025 and March 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.60%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and
0.69%, respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in December 2025 and March
2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Global Equity Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.00	$6.42	$5.73	$5.24	$6.55	$5.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22 (2)	0.44	0.46 (3)	0.48	0.48 (4)	0.52
Net realized and unrealized gain/(loss)	0.63	0.64	0.73	0.51	(1.29)	0.63
Total from Investment Operations	0.85	1.08	1.19	0.99	(0.81)	1.15
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.50)	(0.50)	(0.50)	(0.50)	(0.51)
Total Dividends and Distributions	(0.20)	(0.50)	(0.50)	(0.50)	(0.50)	(0.51)
Net Asset Value, End of Period	$7.65	$7.00	$6.42	$5.73	$5.24	$6.55
Total Return*	12.31%	17.51%	21.39%	18.75%	(13.27)%	19.43%
Net Assets, End of Period (in thousands)	$5,604,264	$5,050,768	$4,435,455	$4,337,578	$3,552,771	$3,719,987
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81% (5)	0.79%	0.79% (6)	0.82%	0.87% (7)	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.79%	0.79%	0.82%	0.87%	0.78%
Ratio of Net Investment Income/(Loss)	5.94% (2)	6.76%	7.54% (3)	7.87%	7.33% (4)	7.70%
Portfolio Turnover Rate	90%	175%	155%	152%	86%	123%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in December 2025 and March 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.60%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in December 2025 and March
2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Equity Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.00	$6.42	$5.73	$5.24	$6.55	$5.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22 (2)	0.46	0.48 (3)	0.48	0.50 (4)	0.53
Net realized and unrealized gain/(loss)	0.64	0.63	0.72	0.51	(1.31)	0.62
Total from Investment Operations	0.86	1.09	1.20	0.99	(0.81)	1.15
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.51)	(0.51)	(0.50)	(0.50)	(0.51)
Total Dividends and Distributions	(0.21)	(0.51)	(0.51)	(0.50)	(0.50)	(0.51)
Net Asset Value, End of Period	$7.65	$7.00	$6.42	$5.73	$5.24	$6.55
Total Return*	12.37%	17.63%	21.50%	18.85%	(13.20)%	19.51%
Net Assets, End of Period (in thousands)	$473,904	$462,612	$334,727	$314,464	$255,001	$134,486
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.72% (5)	0.69%	0.70% (6)	0.73%	0.78% (7)	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.69%	0.70%	0.73%	0.78%	0.70%
Ratio of Net Investment Income/(Loss)	5.99% (2)	6.95%	7.73% (3)	7.91%	7.69% (4)	7.85%
Portfolio Turnover Rate	90%	175%	155%	152%	86%	123%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in December 2025 and March 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.60%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in December 2025 and March
2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Global Equity Income Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.89	$6.32	$5.65	$5.17	$6.49	$5.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20 (2)	0.42	0.43 (3)	0.45	0.44 (4)	0.49
Net realized and unrealized gain/(loss)	0.63	0.63	0.72	0.51	(1.28)	0.62
Total from Investment Operations	0.83	1.05	1.15	0.96	(0.84)	1.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.48)	(0.48)	(0.48)	(0.48)	(0.48)
Total Dividends and Distributions	(0.19)	(0.48)	(0.48)	(0.48)	(0.48)	(0.48)
Net Asset Value, End of Period	$7.53	$6.89	$6.32	$5.65	$5.17	$6.49
Total Return*	12.12%	17.14%	20.89%	18.38%	(13.85)%	19.01%
Net Assets, End of Period (in thousands)	$25,268	$22,621	$16,715	$16,746	$14,587	$16,510
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23% (5)	1.20%	1.21% (6)	1.24%	1.30% (7)	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.23%	1.20%	1.20%	1.24%	1.30%	1.21%
Ratio of Net Investment Income/(Loss)	5.52% (2)	6.48%	7.09% (3)	7.46%	6.81% (4)	7.31%
Portfolio Turnover Rate	90%	175%	155%	152%	86%	123%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in December 2025 and March 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.60%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in December 2025 and March
2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Equity Income Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.95	$6.37	$5.69	$5.21	$6.52	$5.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21 (2)	0.43	0.43 (3)	0.46	0.50 (4)	0.52
Net realized and unrealized gain/(loss)	0.63	0.64	0.74	0.51	(1.32)	0.62
Total from Investment Operations	0.84	1.07	1.17	0.97	(0.82)	1.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.49)	(0.49)	(0.49)	(0.49)	(0.50)
Total Dividends and Distributions	(0.20)	(0.49)	(0.49)	(0.49)	(0.49)	(0.50)
Net Asset Value, End of Period	$7.59	$6.95	$6.37	$5.69	$5.21	$6.52
Total Return*	12.17%	17.49%	21.21%	18.50%	(13.41)%	19.35%
Net Assets, End of Period (in thousands)	$90,320	$84,461	$74,338	$92,856	$122,858	$71,551
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.97% (5)	0.94%	0.95% (6)	0.98%	1.02% (7)	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.93%	0.93%	0.97%	1.01%	0.94%
Ratio of Net Investment Income/(Loss)	5.78% (2)	6.66%	7.14% (3)	7.63%	7.76% (4)	7.70%
Portfolio Turnover Rate	90%	175%	155%	152%	86%	123%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in December 2025 and March 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.60%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and
0.69%, respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in December 2025 and March
2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Global Equity Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to achieve a high level of current income and, as a secondary objective, steady growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
18 | March 31, 2026

Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 19

Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $22,517,129 of tax reclaims received as well as $1,233,785 of professional fees and $176,168 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2026 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
20 | March 31, 2026

Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
Janus Investment Fund | 21

Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is
22 | March 31, 2026

Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has
Janus Investment Fund | 23

Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2026” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.85
Next $1 Billion	0.65
Over $2 Billion	0.60
The Fund’s actual investment advisory fee rate for the reporting period was 0.65% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.77% for at least a one-year period commencing on January 28, 2026. The previous expense limit (for a one-year period commencing January 28, 2025) was 0.84%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $55,086.
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class A Shares paid CDSCs of $48 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $4,138.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,014,311,921)	$(143,550,073)	$(1,157,861,994)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$6,949,380,827	$663,069,726	$(282,877,885)	$380,191,841
Information on the tax components of derivatives as of March 31, 2026 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$15,202,041	$-	$15,202,041
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Janus Henderson Global Equity Income Fund
Notes to Financial Statements (unaudited)
6. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	11,800,999	$88,573,969	21,010,740	$137,202,958
Reinvested dividends and distributions	2,320,134	17,067,885	6,241,002	41,466,665
Shares repurchased	(12,473,171)	(93,351,532)	(31,367,470)	(201,957,189)
Net Increase/(Decrease)	1,647,962	$12,290,322	(4,115,728)	$(23,287,566)
Class C Shares:
Shares sold	2,424,809	$17,742,996	4,622,956	$29,678,178
Reinvested dividends and distributions	797,545	5,741,415	2,583,118	16,789,726
Shares repurchased	(6,655,497)	(48,297,057)	(13,647,938)	(86,530,515)
Net Increase/(Decrease)	(3,433,143)	$(24,812,646)	(6,441,864)	$(40,062,611)
Class D Shares:
Shares sold	3,556,642	$27,684,143	4,179,401	$27,559,201
Reinvested dividends and distributions	209,146	1,540,810	400,185	2,658,785
Shares repurchased	(885,976)	(6,678,052)	(2,904,926)	(18,377,324)
Net Increase/(Decrease)	2,879,812	$22,546,901	1,674,660	$11,840,662
Class I Shares:
Shares sold	84,914,570	$638,900,543	182,114,687	$1,200,600,616
Reinvested dividends and distributions	18,704,365	138,126,880	49,119,545	327,328,352
Shares repurchased	(92,743,240)	(700,747,344)	(200,762,304)	(1,312,637,628)
Net Increase/(Decrease)	10,875,695	$76,280,079	30,471,928	$215,291,340
Class N Shares:
Shares sold	8,469,206	$63,906,969	28,660,149	$186,814,697
Reinvested dividends and distributions	1,146,025	8,460,435	3,086,765	20,618,601
Shares repurchased	(13,766,541)	(102,293,947)	(17,812,720)	(116,800,220)
Net Increase/(Decrease)	(4,151,310)	$(29,926,543)	13,934,194	$90,633,078
Class S Shares:
Shares sold	390,153	$2,896,578	1,202,337	$7,794,049
Reinvested dividends and distributions	82,713	601,450	222,211	1,461,942
Shares repurchased	(399,875)	(2,854,433)	(784,107)	(5,173,860)
Net Increase/(Decrease)	72,991	$643,595	640,441	$4,082,131
Class T Shares:
Shares sold	1,755,679	$13,124,751	3,630,105	$23,890,038
Reinvested dividends and distributions	313,502	2,295,333	859,155	5,683,869
Shares repurchased	(2,331,335)	(17,295,410)	(3,995,694)	(25,817,183)
Net Increase/(Decrease)	(262,154)	$(1,875,326)	493,566	$3,756,724
7. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$6,197,310,578	$6,248,524,015	$-	$-
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
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Notes to Financial Statements (unaudited)
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 35

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
Janus Investment Fund | 39

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
40 | March 31, 2026

Janus Henderson Global Equity Income Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93081 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Global Life Sciences Fund
Janus Investment Fund

Janus Henderson Global Life Sciences Fund

Janus Henderson Global Life Sciences Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Common Stocks – 98.4%
Biotechnology – 34.4%
4D Molecular Therapeutics Inc*	843,751	$7,855,322
AbbVie Inc	973,698	211,769,578
Alnylam Pharmaceuticals Inc*	45,974	15,211,417
Amgen Inc	269,979	94,992,111
Apogee Therapeutics Inc*	379,608	31,951,605
Ardelyx Inc*	2,595,551	15,547,351
Argenx SE (ADR)*	170,761	124,698,220
Ascendis Pharma A/S (ADR)*	375,029	85,780,383
Biohaven Ltd*	2,219,329	18,775,523
Bridgebio Pharma Inc*	1,544,777	114,715,140
Cogent Biosciences Inc*	498,371	19,182,300
Crinetics Pharmaceuticals Inc*	394,124	14,314,584
Dyne Therapeutics Inc*	2,527,189	45,817,937
Gilead Sciences Inc	487,298	67,914,722
IDEAYA Biosciences Inc*	738,445	24,604,987
Immunome Inc*	352,024	7,698,765
Janux Therapeutics Inc*	719,779	10,004,928
LEXEO Therapeutics Inc*	633,486	3,636,210
Madrigal Pharmaceuticals Inc*	146,830	76,861,100
Mirum Pharmaceuticals Inc*	685,201	63,298,868
Neurocrine Biosciences Inc*	136,844	18,027,829
Nuvalent Inc - Class A*	128,260	13,140,237
Olema Pharmaceuticals Inc*	669,023	9,975,133
Praxis Precision Medicines Inc*	394,809	127,203,512
Protagonist Therapeutics Inc*	160,233	16,888,558
PTC Therapeutics Inc*	1,023,753	69,748,292
Regeneron Pharmaceuticals Inc	23,982	18,529,452
Revolution Medicines Inc*	1,087,572	105,766,377
Rhythm Pharmaceuticals Inc*	160,738	13,979,384
Scholar Rock Holding Corp*	341,559	16,791,040
Soleno Therapeutics Inc*	987,375	33,057,315
Travere Therapeutics Inc*	1,431,577	42,532,153
United Therapeutics Corp*	116,674	69,185,349
Vaxcyte Inc*	971,339	56,444,509
Vertex Pharmaceuticals Inc*	230,453	102,906,483
Xenon Pharmaceuticals Inc*	348,403	20,259,634
		1,789,066,308
Health Care Equipment & Supplies – 15.7%
Abbott Laboratories	1,212,000	124,436,040
Becton Dickinson and Co	181,502	28,537,559
Boston Scientific Corp*	1,519,494	95,348,248
Cooper Cos Inc/The*	281,624	20,136,116
DexCom Inc*	561,261	35,247,191
Edwards Lifesciences Corp*	465,388	37,268,271
Glaukos Corp*	264,595	28,486,298
Globus Medical Inc*	748,297	64,473,270
Insulet Corp*	59,198	12,422,108
Intuitive Surgical Inc*	229,541	105,816,106
Lantheus Holdings Inc*	518,573	39,333,762
Medline Inc - Class A*	864,157	38,454,986
Medtronic PLC	583,193	50,533,673
Penumbra Inc*	63,033	20,698,146
STERIS PLC	81,882	18,106,567
Stryker Corp	260,737	85,675,571
Teleflex Inc	97,903	11,710,178
		816,684,090
Health Care Providers & Services – 10.0%
AmerisourceBergen Corp	139,082	43,691,220
Anthem Inc	165,217	48,367,277
Centene Corp*	340,715	11,155,009
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Life Sciences Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
CVS Health Corp	1,071,455	$76,951,898
HCA Healthcare Inc	206,508	97,727,846
Humana Inc	52,718	9,140,774
McKesson Corp	79,786	69,043,613
UnitedHealth Group Inc	600,994	162,622,966
		518,700,603
Health Care Technology – 0.3%
HeartFlow Inc*	585,408	14,242,977
Life Sciences Tools & Services – 4.7%
Danaher Corp	448,383	85,013,417
Illumina Inc*	102,173	12,593,844
Sotera Health Co*	1,057,589	15,165,826
Thermo Fisher Scientific Inc	265,167	130,337,536
		243,110,623
Pharmaceuticals – 33.3%
AstraZeneca PLC	1,221,946	238,631,842
Daiichi Sankyo Co Ltd	1,047,000	18,460,849
Edgewise Therapeutics Inc*	659,237	20,765,966
Eli Lilly & Co	500,869	460,684,280
Johnson & Johnson	1,549,605	378,785,446
Merck & Co Inc	638,574	76,814,066
Novartis AG (ADR)	968,789	147,982,520
Roche Holding AG	290,904	114,896,794
Sanofi	1,116,972	107,723,986
Structure Therapeutics Inc (ADR)*	569,355	27,442,911
Tarsus Pharmaceuticals Inc*	297,070	20,839,460
Terns Pharmaceuticals Inc*	186,985	9,857,849
Teva Pharmaceutical Industries Ltd (ADR)*	2,036,647	61,343,808
UCB SA	104,561	31,490,706
Zoetis Inc	131,891	15,590,835
		1,731,311,318
Total Common Stocks (cost $3,098,114,044)		5,113,115,919
Private Investment in Public Equity (PIPES) – 0.2%
Biotechnology – 0.2%
Mirum Pharmaceuticals Inc*,§ (cost $8,476,591)	123,782	11,434,981
Private Placements – 0.7%
Biotechnology – 0.4%
Asher Biotherapeutics - Series C*,¢,§	2,580,733	809,963
Asher Biotherapeutics Inc*,¢,§	1,214,301	381,108
Attralus Inc*,¢,§	669,935	415,360
Curevo Inc*,¢,§	2,031,087	5,330,344
Curevo Inc - Series B*,¢,§	1,348,208	3,538,210
Curevo Inc - Series B-1*,¢,§	886,774	2,327,232
Element Biosciences Inc*,¢,§	425,023	2,461,308
Sonoma Biotherapeutics Inc - Series B*,¢,§	1,924,628	1,510,833
TwinStrand Biosciences Inc*,¢,§	344,314	1,380,527
		18,154,885
Health Care Providers & Services – 0%
Freenome Holdings Inc - Series C*,¢,§	337,474	997,911
Freenome Holdings Inc - Series D*,¢,§	342,803	1,016,205
		2,014,116
Health Care Technology – 0.3%
Kardium Inc - Series 8 Class D Preferred shares*,¢,§	13,234,820	12,237,312
Magnolia Medical Technologies Inc - Series D*,¢,§	1,821,717	2,568,621
Magnolia Medical Technologies Inc - Series E1*,¢,§	301,933	350,031
		15,155,964
Total Private Placements (cost $54,208,128)		35,324,965
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson Global Life Sciences Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares	Value
Rights – 0%
Biotechnology – 0%
Akero Therapeutics Inc (CVR)*,¢	569,281	$370,032
Metsera Inc (CVR)*,¢	390,971	1,915,758
		2,285,790
Pharmaceuticals – 0%
Alkermes PLC (CVR)*,¢	450,200	288,128
Total Rights (cost $658,161)		2,573,918
Warrants – 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/32*,¢,§ (cost $0)	1	0
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $20,153,735)	20,152,770	20,152,770
Total Investments (total cost $3,181,610,659) – 99.7%		5,182,602,553
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		15,874,868
Net Assets – 100%		$5,198,477,421

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,233,490,691	81.7%
Switzerland	262,879,314	5.1
United Kingdom	238,631,842	4.6
Belgium	156,188,926	3.0
France	107,723,986	2.1
Denmark	85,780,383	1.6
Israel	61,343,808	1.2
Japan	18,460,849	0.4
Canada	12,237,312	0.2
South Korea	5,865,442	0.1
Total	$5,182,602,553	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$30,062,294	$361,127,940	$(371,036,286)	$(213)	$(965)	$20,152,770	20,152,770	$528,600
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	11,307,042	42,555,992	(53,863,034)	-	-	-	-	2,420 ∆
Total Affiliated Investments - 0.4%
	$41,369,336	$403,683,932	$(424,899,320)	$(213)	$(965)	$20,152,770	20,152,770	$531,020
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Life Sciences Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2026 is $37,898,883, which represents 0.7% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2026)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Asher Biotherapeutics - Series C	4/3/24	$2,999,999	$809,963	0.0%
Asher Biotherapeutics Inc	8/23/21	2,438,924	381,108	0.0
Attralus Inc	8/31/21	5,198,696	415,360	0.0
Curevo Inc	11/10/22	5,330,344	5,330,344	0.1
Curevo Inc - Series B	3/6/25 - 10/28/25	3,538,210	3,538,210	0.1
Curevo Inc - Series B-1	2/28/25	1,861,786	2,327,232	0.1
Element Biosciences Inc	6/21/21	8,737,070	2,461,308	0.1
Freenome Holdings Inc - Series C	8/14/20	2,231,817	997,911	0.0
Freenome Holdings Inc - Series D	11/22/21	2,585,523	1,016,205	0.0
Kardium Inc - Series 8 Class D Preferred shares	6/6/25	8,566,105	12,237,312	0.2
Magnolia Medical Technologies Inc - Series D, 12/31/32	1/10/22	0	0	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22	3,092,692	2,568,621	0.1
Magnolia Medical Technologies Inc - Series E1	2/26/25	411,790	350,031	0.0
Mirum Pharmaceuticals Inc	1/23/26	8,476,591	11,434,981	0.2
Sonoma Biotherapeutics Inc - Series B	7/23/21 - 12/14/22	4,465,171	1,510,833	0.0
TwinStrand Biosciences Inc	4/30/21	2,750,001	1,380,527	0.0
Total		$62,684,719	$46,759,946	0.9%
The Fund has registration rights for certain restricted securities held as of March 31, 2026. The issuer incurs all registration costs.
4  | March 31, 2026

Janus Henderson Global Life Sciences Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Pharmaceuticals	$1,220,107,141	$511,204,177	$-
All Other	3,381,804,601	-	-
Private Investment in Public Equity (PIPES)	11,434,981	-	-
Private Placements	-	-	35,324,965
Rights	-	-	2,573,918
Warrants	-	-	0
Investment Companies	-	20,152,770	-
Total Assets	$4,613,346,723	$531,356,947	$37,898,883
Janus Investment Fund | 5

Janus Henderson Global Life Sciences Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $3,161,456,924)	$5,162,449,783
Affiliated investments, at value (cost $20,153,735)	20,152,770
Cash denominated in foreign currency (cost $467)	467
Trustees' deferred compensation	164,068
Receivables:
Investments sold	11,525,727
Foreign tax reclaims	11,025,833
Fund shares sold	3,040,702
Dividends	1,818,788
Dividends from affiliates	60,370
Other assets	524,527
Total Assets	5,210,763,035
Liabilities:
Payables:
Investments purchased	6,271,706
Advisory fees	2,843,305
Fund shares repurchased	1,831,109
Transfer agent fees and expenses	732,940
Trustees' deferred compensation fees	164,068
12b-1 Distribution and shareholder servicing fees	107,522
Professional fees	42,305
Trustees' fees and expenses	26,228
Affiliated fund administration fees payable	11,106
Custodian fees	11,050
Accrued expenses and other payables	244,275
Total Liabilities	12,285,614
Commitments and contingent liabilities (Note 3)
Net Assets	$5,198,477,421
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Global Life Sciences Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,030,964,522
Total distributable earnings (loss)	2,167,512,899
Total Net Assets	$5,198,477,421
Net Assets - Class A Shares	$263,311,495
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,468,885
Net Asset Value Per Share(1)	$75.91
Maximum Offering Price Per Share(2)	$80.54
Net Assets - Class C Shares	$52,102,202
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	806,555
Net Asset Value Per Share(1)	$64.60
Net Assets - Class D Shares	$1,769,900,922
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	22,699,274
Net Asset Value Per Share	$77.97
Net Assets - Class I Shares	$1,667,618,521
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,342,409
Net Asset Value Per Share	$78.14
Net Assets - Class N Shares	$197,279,076
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,534,246
Net Asset Value Per Share	$77.85
Net Assets - Class S Shares	$26,389,304
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	358,491
Net Asset Value Per Share	$73.61
Net Assets - Class T Shares	$1,221,875,901
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,782,312
Net Asset Value Per Share	$77.42

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Life Sciences Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$31,188,231
Dividends from affiliates	528,600
Affiliated securities lending income, net	2,420
Unaffiliated securities lending income, net	678
Other income	6,297
Foreign tax withheld	(1,261,236)
Total Investment Income	30,464,990
Expenses:
Advisory fees	16,661,253
12b-1 Distribution and shareholder servicing fees:
Class A Shares	347,677
Class C Shares	260,118
Class S Shares	34,802
Transfer agent administrative fees and expenses:
Class D Shares	972,628
Class S Shares	34,789
Class T Shares	1,573,140
Transfer agent networking and omnibus fees:
Class A Shares	88,949
Class C Shares	24,247
Class I Shares	784,859
Other transfer agent fees and expenses:
Class A Shares	8,792
Class C Shares	1,504
Class D Shares	93,395
Class I Shares	24,368
Class N Shares	5,764
Class S Shares	200
Class T Shares	5,780
Shareholder reports expense	171,411
Professional fees	157,549
Affiliated fund administration fees	65,083
Custodian fees	64,207
Registration fees	60,623
Trustees' fees and expenses	59,458
Other expenses	181,527
Total Expenses	21,682,123
Less: Excess Expense Reimbursement and Waivers	(84,505)
Net Expenses	21,597,618
Net Investment Income/(Loss)	8,867,372
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	277,313,119
Investments in affiliates	(213)
Total Net Realized Gain/(Loss) on Investments	277,312,906
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	360,809,941
Investments in affiliates	(965)
Total Change in Unrealized Net Appreciation/Depreciation	360,808,976
Net Increase/(Decrease) in Net Assets Resulting from Operations	$646,989,254
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Global Life Sciences Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$8,867,372	$15,850,657
Net realized gain/(loss) on investments	277,312,906	215,138,135
Change in unrealized net appreciation/depreciation	360,808,976	(632,291,797)
Net Increase/(Decrease) in Net Assets Resulting from Operations	646,989,254	(401,303,005)
Dividends and Distributions to Shareholders:
Class A Shares	(13,074,747)	(14,515,428)
Class C Shares	(2,701,971)	(4,036,556)
Class D Shares	(82,216,555)	(93,982,722)
Class I Shares	(69,452,514)	(76,880,313)
Class N Shares	(9,114,543)	(10,379,173)
Class S Shares	(1,276,271)	(1,377,508)
Class T Shares	(56,877,330)	(66,909,401)
Net Decrease from Dividends and Distributions to Shareholders	(234,713,931)	(268,081,101)
Capital Share Transactions:
Class A Shares	(14,070,508)	(10,036,183)
Class C Shares	(2,430,310)	(14,785,938)
Class D Shares	9,553,494	(97,239,982)
Class I Shares	223,276,137	(27,711,786)
Class N Shares	4,483,846	(229,419,518)
Class S Shares	(938,491)	(1,773,678)
Class T Shares	(3,961,865)	(111,711,224)
Net Increase/(Decrease) from Capital Share Transactions	215,912,303	(492,678,309)
Net Increase/(Decrease) in Net Assets	628,187,626	(1,162,062,415)
Net Assets:
Beginning of period	4,570,289,795	5,732,352,210
End of period	$5,198,477,421	$4,570,289,795
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$69.59	$78.64	$65.05	$57.73	$72.24	$66.20
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.13	0.07	0.16	0.04	0.07
Net realized and unrealized gain/(loss)	9.85	(5.38)	16.39	7.21	(7.84)	11.44
Total from Investment Operations	9.91	(5.25)	16.46	7.37	(7.80)	11.51
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.09)	(0.02)	(0.05)	(0.76)	(0.66)
Distributions (from capital gains)	(3.33)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(3.59)	(3.80)	(2.87)	(0.05)	(6.71)	(5.47)
Net Asset Value, End of Period	$75.91	$69.59	$78.64	$65.05	$57.73	$72.24
Total Return*	14.13%	(6.73)%	26.32%	12.77%	(11.96)%	17.70%
Net Assets, End of Period (in thousands)	$263,311	$253,589	$300,274	$276,513	$238,774	$285,239
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.99%	1.00%	0.98%	0.98%	0.98%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.00%	0.98%	0.98%	0.98%	0.97%
Ratio of Net Investment Income/(Loss)	0.16%	0.19%	0.10%	0.24%	0.07%	0.10%
Portfolio Turnover Rate	16%	30%	35%	34%	21%	32%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$59.67	$68.38	$57.33	$51.22	$64.73	$59.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.18)	(0.33)	(0.40)	(0.29)	(0.35)	(0.39)
Net realized and unrealized gain/(loss)	8.44	(4.67)	14.30	6.40	(6.96)	10.32
Total from Investment Operations	8.26	(5.00)	13.90	6.11	(7.31)	9.93
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.25)	(0.22)
Distributions (from capital gains)	(3.33)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(3.33)	(3.71)	(2.85)	—	(6.20)	(5.03)
Net Asset Value, End of Period	$64.60	$59.67	$68.38	$57.33	$51.22	$64.73
Total Return*	13.71%	(7.40)%	25.36%	11.93%	(12.55)%	16.86%
Net Assets, End of Period (in thousands)	$52,102	$50,379	$75,676	$82,025	$106,819	$157,110
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.71%	1.74%	1.74%	1.70%	1.65%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.71%	1.74%	1.74%	1.70%	1.65%	1.69%
Ratio of Net Investment Income/(Loss)	(0.55)%	(0.57)%	(0.65)%	(0.50)%	(0.61)%	(0.61)%
Portfolio Turnover Rate	16%	30%	35%	34%	21%	32%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$71.42	$80.62	$66.57	$59.09	$73.77	$67.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.26	0.22	0.28	0.16	0.20
Net realized and unrealized gain/(loss)	10.09	(5.50)	16.77	7.37	(8.02)	11.66
Total from Investment Operations	10.24	(5.24)	16.99	7.65	(7.86)	11.86
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.25)	(0.09)	(0.17)	(0.87)	(0.75)
Distributions (from capital gains)	(3.33)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(3.69)	(3.96)	(2.94)	(0.17)	(6.82)	(5.56)
Net Asset Value, End of Period	$77.97	$71.42	$80.62	$66.57	$59.09	$73.77
Total Return*	14.23%	(6.55)%	26.56%	12.95%	(11.81)%	17.91%
Net Assets, End of Period (in thousands)	$1,769,901	$1,612,668	$1,938,487	$1,649,818	$1,538,660	$1,848,983
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.81%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.81%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income/(Loss)	0.37%	0.38%	0.30%	0.42%	0.24%	0.28%
Portfolio Turnover Rate	16%	30%	35%	34%	21%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$71.57	$80.80	$66.72	$59.22	$73.93	$67.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.28	0.25	0.31	0.18	0.23
Net realized and unrealized gain/(loss)	10.11	(5.51)	16.79	7.39	(8.03)	11.69
Total from Investment Operations	10.28	(5.23)	17.04	7.70	(7.85)	11.92
Less Dividends and Distributions:
Dividends (from net investment income)	(0.38)	(0.29)	(0.11)	(0.20)	(0.91)	(0.79)
Distributions (from capital gains)	(3.33)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(3.71)	(4.00)	(2.96)	(0.20)	(6.86)	(5.60)
Net Asset Value, End of Period	$78.14	$71.57	$80.80	$66.72	$59.22	$73.93
Total Return*	14.25%	(6.52)%	26.58%	13.01%	(11.77)%	17.96%
Net Assets, End of Period (in thousands)	$1,667,619	$1,329,182	$1,539,840	$1,047,057	$839,582	$1,079,081
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.78%	0.77%	0.77%	0.76%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.78%	0.77%	0.77%	0.76%	0.75%
Ratio of Net Investment Income/(Loss)	0.42%	0.40%	0.34%	0.46%	0.28%	0.32%
Portfolio Turnover Rate	16%	30%	35%	34%	21%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$71.33	$80.53	$66.48	$59.02	$73.69	$67.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.29	0.33	0.39	0.24	0.31
Net realized and unrealized gain/(loss)	10.09	(5.43)	16.72	7.34	(7.99)	11.62
Total from Investment Operations	10.28	(5.14)	17.05	7.73	(7.75)	11.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.43)	(0.35)	(0.15)	(0.27)	(0.97)	(0.84)
Distributions (from capital gains)	(3.33)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(3.76)	(4.06)	(3.00)	(0.27)	(6.92)	(5.65)
Net Asset Value, End of Period	$77.85	$71.33	$80.53	$66.48	$59.02	$73.69
Total Return*	14.30%	(6.42)%	26.71%	13.10%	(11.68)%	18.04%
Net Assets, End of Period (in thousands)	$197,279	$176,454	$445,638	$289,363	$138,495	$176,576
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.68%	0.68%	0.67%	0.67%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.68%	0.68%	0.67%	0.67%	0.67%
Ratio of Net Investment Income/(Loss)	0.49%	0.41%	0.45%	0.58%	0.37%	0.43%
Portfolio Turnover Rate	16%	30%	35%	34%	21%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$67.57	$76.51	$63.47	$56.40	$70.72	$64.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	(—) (2)	(0.06)	0.03	(0.08)	(0.07)
Net realized and unrealized gain/(loss)	9.56	(5.23)	15.95	7.04	(7.66)	11.21
Total from Investment Operations	9.55	(5.23)	15.89	7.07	(7.74)	11.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	—	—	—	(0.63)	(0.54)
Distributions (from capital gains)	(3.33)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(3.51)	(3.71)	(2.85)	—	(6.58)	(5.35)
Net Asset Value, End of Period	$73.61	$67.57	$76.51	$63.47	$56.40	$70.72
Total Return*	14.01%	(6.90)%	26.06%	12.54%	(12.13)%	17.46%
Net Assets, End of Period (in thousands)	$26,389	$25,104	$30,286	$28,027	$24,128	$27,575
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	1.19%	1.18%	1.18%	1.18%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.18%	1.18%	1.18%	1.18%	1.17%
Ratio of Net Investment Income/(Loss)	(0.01)%	(0.00)% (3)	(0.09)%	0.05%	(0.13)%	(0.09)%
Portfolio Turnover Rate	16%	30%	35%	34%	21%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$70.93	$80.07	$66.17	$58.72	$73.33	$67.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.19	0.14	0.21	0.09	0.12
Net realized and unrealized gain/(loss)	10.03	(5.47)	16.66	7.33	(7.96)	11.60
Total from Investment Operations	10.13	(5.28)	16.80	7.54	(7.87)	11.72
Less Dividends and Distributions:
Dividends (from net investment income)	(0.31)	(0.15)	(0.05)	(0.09)	(0.79)	(0.69)
Distributions (from capital gains)	(3.33)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(3.64)	(3.86)	(2.90)	(0.09)	(6.74)	(5.50)
Net Asset Value, End of Period	$77.42	$70.93	$80.07	$66.17	$58.72	$73.33
Total Return*	14.17%	(6.64)%	26.40%	12.85%	(11.89)%	17.78%
Net Assets, End of Period (in thousands)	$1,221,876	$1,122,915	$1,402,150	$1,209,195	$1,104,248	$1,378,342
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.92%	0.92%	0.92%	0.92%	0.92%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.91%	0.91%	0.90%	0.91%	0.90%
Ratio of Net Investment Income/(Loss)	0.26%	0.27%	0.19%	0.32%	0.14%	0.17%
Portfolio Turnover Rate	16%	30%	35%	34%	21%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Global Life Sciences Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 17

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
18 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
March 31, 2026.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
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Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
20 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Private Investment in Public Equity
Private investments in public equity (“PIPEs”) are equity securities privately purchased from public companies (including special purpose acquisition companies) at a specified price. PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. To the extent that they increase the supply of a company’s stock in the market, PIPEs can potentially dilute the value of existing shares.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in
Janus Investment Fund | 21

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of March 31, 2026.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction
22 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $17,812.
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Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class A Shares paid CDSCs of $5,580 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $795.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
24 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,238,845,278	$2,057,452,822	$(113,695,547)	$1,943,757,275
5. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	242,540	$18,785,926	704,956	$48,428,863
Reinvested dividends and distributions	134,808	10,470,532	172,500	12,152,644
Shares repurchased	(552,408)	(43,326,966)	(1,051,956)	(70,617,690)
Net Increase/(Decrease)	(175,060)	$(14,070,508)	(174,500)	$(10,036,183)
Class C Shares:
Shares sold	70,655	$4,718,567	154,670	$9,280,260
Reinvested dividends and distributions	38,004	2,517,771	61,900	3,761,650
Shares repurchased	(146,442)	(9,666,648)	(478,851)	(27,827,848)
Net Increase/(Decrease)	(37,783)	$(2,430,310)	(262,281)	$(14,785,938)
Class D Shares:
Shares sold	304,495	$24,469,740	541,436	$38,078,424
Reinvested dividends and distributions	981,016	78,226,235	1,250,348	90,250,081
Shares repurchased	(1,166,143)	(93,142,481)	(3,256,858)	(225,568,487)
Net Increase/(Decrease)	119,368	$9,553,494	(1,465,074)	$(97,239,982)
Class I Shares:
Shares sold	4,343,890	$348,869,710	6,468,455	$452,496,908
Reinvested dividends and distributions	699,347	55,877,786	874,513	63,244,751
Shares repurchased	(2,272,942)	(181,471,359)	(7,828,181)	(543,453,445)
Net Increase/(Decrease)	2,770,295	$223,276,137	(485,213)	$(27,711,786)
Class N Shares:
Shares sold	466,228	$37,266,899	905,685	$63,589,956
Reinvested dividends and distributions	109,933	8,748,488	138,132	9,948,281
Shares repurchased	(515,732)	(41,531,541)	(4,103,582)	(302,957,755)
Net Increase/(Decrease)	60,429	$4,483,846	(3,059,765)	$(229,419,518)
Class S Shares:
Shares sold	29,898	$2,282,589	83,305	$5,495,122
Reinvested dividends and distributions	16,933	1,276,271	20,110	1,377,508
Shares repurchased	(59,866)	(4,497,351)	(127,722)	(8,646,308)
Net Increase/(Decrease)	(13,035)	$(938,491)	(24,307)	$(1,773,678)
Class T Shares:
Shares sold	749,465	$59,476,337	1,063,966	$74,583,123
Reinvested dividends and distributions	702,647	55,649,639	911,891	65,428,172
Shares repurchased	(1,501,097)	(119,087,841)	(3,655,192)	(251,722,519)
Net Increase/(Decrease)	(48,985)	$(3,961,865)	(1,679,335)	$(111,711,224)
6. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$835,016,962	$849,150,053	$-	$-
Janus Investment Fund | 25

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements (unaudited)
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
26 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
Janus Investment Fund | 27

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
28 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 29

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Janus Investment Fund | 31

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
32 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 33

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
34 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 35

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
36 | March 31, 2026

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93043 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Global Real Estate Fund
Janus Investment Fund

Janus Henderson Global Real Estate Fund

Janus Henderson Global Real Estate Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 97.0%
Equity Real Estate Investment Trusts (REITs) – 4.2%
British Land Co PLC	428,380	$2,047,889
GPT Group	1,211,855	3,804,057
Merlin Properties Socimi SA	249,461	4,057,598
United Urban Investment Corp	3,342	3,606,313
		13,515,857
Health Care Real Estate Investment Trusts (REITs) – 15.7%
Aedifica SA	36,000	2,905,899
Janus Living Inc - Class A*	145,680	3,433,677
Sabra Health Care Inc	346,934	6,671,541
Ventas Inc	154,259	12,615,301
Welltower Inc	123,139	24,345,812
		49,972,230
Hotels, Restaurants & Leisure – 2.1%
Accor SA	24,000	1,149,742
Hilton Worldwide Holdings Inc	18,556	5,642,508
		6,792,250
Household Durables – 1.2%
DR Horton Inc	28,795	3,951,250
Industrial Real Estate Investment Trusts (REITs) – 13.4%
Goodman Group	438,927	7,812,030
Prologis Inc	175,911	23,251,916
Segro PLC	280,000	2,434,603
Terreno Realty Corp	106,703	6,553,698
Tritax Big Box PLC	1,470,157	2,771,528
		42,823,775
Office Real Estate Investment Trusts (REITs) – 3.0%
Helical PLC	550,000	1,276,454
Highwoods Properties Inc	239,731	5,132,641
Japan Real Estate Investment Corp#	4,215	3,104,869
		9,513,964
Real Estate Management & Development – 18.4%
Capitaland Investment Ltd/Singapore	1,487,700	3,171,906
Catena AB	29,000	1,362,119
CBRE Group Inc*	48,456	6,563,850
Centurion Accommodation	2,913,152	2,508,706
China Resources Land Ltd	2,113,500	7,908,725
CTP NVž	127,138	2,139,339
Fastighets AB Balder - Class B*	495,000	2,912,809
Hongkong Land Holdings Ltd*	646,500	5,056,569
Mitsubishi Estate Co Ltd	177,651	4,916,305
Mitsui Fudosan Co Ltd	488,000	5,165,754
Sumitomo Realty & Development Co Ltd	179,800	5,055,505
Sun Hung Kai Properties Ltd	343,500	5,822,098
TAG Immobilien AG	106,619	1,667,271
VGP NV	22,294	2,155,414
Vonovia SE	86,627	2,157,103
		58,563,473
Residential Real Estate Investment Trusts (REITs) – 4.4%
Comforia Residential Inc	4,012	2,743,076
Equity LifeStyle Properties Inc	79,046	4,934,051
Mid-America Apartment Communities Inc	53,154	6,491,167
		14,168,294
Retail Real Estate Investment Trusts (REITs) – 16.4%
Agree Realty Corp	74,645	5,626,740
CapitaLand Integrated Commercial Trust	1,942,150	3,488,887
Federal Realty Investment Trust	60,480	6,423,581
Japan Retail Fund Investment Corp	5,958	4,194,698
Link	706,400	3,270,759
Macerich Co	306,505	5,792,945
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Real Estate Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Retail Real Estate Investment Trusts (REITs) – (continued)
NetSTREIT Corp	323,296	$6,087,664
Scentre Group	1,520,079	3,506,255
Simon Property Group Inc	44,795	8,355,611
Unibail-Rodamco-Westfield*	48,550	5,425,430
		52,172,570
Specialized Real Estate Investment Trusts (REITs) – 18.2%
CubeSmart	120,496	4,416,178
Digital Realty Trust Inc	86,161	15,527,074
Equinix Inc	19,469	19,084,292
Keppel DC	957,932	1,630,356
Lamar Advertising Co	38,374	4,860,451
Public Storage	39,312	10,648,834
Safestore Holdings PLC	213,605	1,801,496
		57,968,681
Total Common Stocks (cost $273,435,584)		309,442,344
Investment Companies – 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $8,325,010)	8,324,370	8,324,370
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	1,226,880	1,226,880
Time Deposits – 0.1%
Royal Bank of Canada, 3.6500%, 4/1/26	$306,720	306,720
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,533,601)		1,533,600
Total Investments (total cost $283,294,195) – 100.1%		319,300,314
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(308,004)
Net Assets – 100%		$318,992,310

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$206,268,752	64.6%
Japan	28,786,520	9.0
Australia	15,122,342	4.7
Hong Kong	14,149,426	4.4
Singapore	10,799,855	3.4
United Kingdom	10,331,970	3.2
China	7,908,725	2.5
France	6,575,172	2.1
Belgium	5,061,313	1.6
Sweden	4,274,928	1.3
Spain	4,057,598	1.3
Germany	3,824,374	1.2
Netherlands	2,139,339	0.7
Total	$319,300,314	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson Global Real Estate Fund
Schedule of Investments (unaudited)
March 31, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$3,987,688	$72,485,851	$(68,147,788)	$(741)	$(640)	$8,324,370	8,324,370	$84,042
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	2,232,153	25,331,474	(26,336,747)	-	-	1,226,880	1,226,880	7,240 ∆
Total Affiliated Investments - 3.0%
	$6,219,841	$97,817,325	$(94,484,535)	$(741)	$(640)	$9,551,250	9,551,250	$91,282

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$1,473,247	$—	$(1,473,247)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Real Estate Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$2,139,339, which represents 0.7% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$-	$13,515,857	$-
Health Care Real Estate Investment Trusts (REITs)	47,066,331	2,905,899	-
Hotels, Restaurants & Leisure	5,642,508	1,149,742	-
Household Durables	3,951,250	-	-
Industrial Real Estate Investment Trusts (REITs)	29,805,614	13,018,161	-
Office Real Estate Investment Trusts (REITs)	5,132,641	4,381,323	-
Real Estate Management & Development	6,563,850	51,999,623	-
Residential Real Estate Investment Trusts (REITs)	11,425,218	2,743,076	-
Retail Real Estate Investment Trusts (REITs)	32,286,541	19,886,029	-
Specialized Real Estate Investment Trusts (REITs)	54,536,829	3,431,852	-
Investment Companies	-	8,324,370	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,533,600	-
Total Assets	$196,410,782	$122,889,532	$-
4  | March 31, 2026

Janus Henderson Global Real Estate Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $273,742,305)(1)	$309,749,064
Affiliated investments, at value (cost $9,551,890)	9,551,250
Cash denominated in foreign currency (cost $73,411)	73,411
Trustees' deferred compensation	10,065
Receivables:
Investments sold	5,907,860
Dividends	822,248
Foreign tax reclaims	423,000
Fund shares sold	233,014
Dividends from affiliates	17,525
Other assets	10,761
Total Assets	326,798,198
Liabilities:
Collateral for securities loaned (Note 2)	1,533,600
Payables:
Investments purchased	5,626,900
Fund shares repurchased	287,365
Advisory fees	160,113
Professional fees	49,826
Transfer agent fees and expenses	36,614
Dividends	29,537
Trustees' deferred compensation fees	10,065
12b-1 Distribution and shareholder servicing fees	4,285
Custodian fees	1,807
Trustees' fees and expenses	1,619
Affiliated fund administration fees payable	696
Accrued expenses and other payables	63,461
Total Liabilities	7,805,888
Commitments and contingent liabilities (Note 3)
Net Assets	$318,992,310
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Real Estate Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$352,571,873
Total distributable earnings (loss)	(33,579,563)
Total Net Assets	$318,992,310
Net Assets - Class A Shares	$9,095,005
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	737,902
Net Asset Value Per Share(2)	$12.33
Maximum Offering Price Per Share(3)	$13.08
Net Assets - Class C Shares	$995,754
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	83,029
Net Asset Value Per Share(2)	$11.99
Net Assets - Class D Shares	$33,437,456
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,687,494
Net Asset Value Per Share	$12.44
Net Assets - Class I Shares	$165,291,472
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,303,801
Net Asset Value Per Share	$12.42
Net Assets - Class N Shares	$56,862,747
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,574,674
Net Asset Value Per Share	$12.43
Net Assets - Class S Shares	$6,397,967
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	521,633
Net Asset Value Per Share	$12.27
Net Assets - Class T Shares	$46,911,909
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,777,398
Net Asset Value Per Share	$12.42

(1)	Includes $1,473,247 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Global Real Estate Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$4,283,887
Dividends from affiliates	84,042
Affiliated securities lending income, net	7,240
Unaffiliated securities lending income, net	1,855
Other income	2,292
Foreign tax withheld	(134,197)
Total Investment Income	4,245,119
Expenses:
Advisory fees	879,318
12b-1 Distribution and shareholder servicing fees:
Class A Shares	12,922
Class C Shares	5,340
Class S Shares	7,905
Transfer agent administrative fees and expenses:
Class D Shares	17,806
Class S Shares	7,913
Class T Shares	59,410
Transfer agent networking and omnibus fees:
Class A Shares	3,943
Class C Shares	671
Class I Shares	73,615
Other transfer agent fees and expenses:
Class A Shares	392
Class C Shares	41
Class D Shares	5,159
Class I Shares	2,691
Class N Shares	1,962
Class S Shares	81
Class T Shares	354
Registration fees	90,651
Professional fees	34,810
Shareholder reports expense	11,754
Custodian fees	9,783
Affiliated fund administration fees	3,987
Trustees' fees and expenses	3,546
Other expenses	64,511
Total Expenses	1,298,565
Less: Excess Expense Reimbursement and Waivers	(2,824)
Net Expenses	1,295,741
Net Investment Income/(Loss)	2,949,378
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	8,165,804
Investments in affiliates	(741)
Total Net Realized Gain/(Loss) on Investments	8,165,063
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(2,225,459)
Investments in affiliates	(640)
Total Change in Unrealized Net Appreciation/Depreciation	(2,226,099)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,888,342
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Real Estate Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$2,949,378	$7,404,802
Net realized gain/(loss) on investments	8,165,063	2,895,470
Change in unrealized net appreciation/depreciation	(2,226,099)	(24,640,775)
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,888,342	(14,340,503)
Dividends and Distributions to Shareholders:
Class A Shares	(127,496)	(329,367)
Class C Shares	(9,846)	(42,463)
Class D Shares	(414,561)	(1,059,322)
Class I Shares	(1,923,154)	(4,939,875)
Class N Shares	(986,881)	(2,158,278)
Class S Shares	(68,479)	(173,108)
Class T Shares	(577,817)	(1,545,827)
Net Decrease from Dividends and Distributions to Shareholders	(4,108,234)	(10,248,240)
Capital Share Transactions:
Class A Shares	(2,165,672)	(824,971)
Class C Shares	(591,386)	(684,762)
Class D Shares	(774,688)	(4,371,672)
Class I Shares	12,663,472	(30,978,621)
Class N Shares	1,765,215	(46,624,468)
Class S Shares	124,272	(770,312)
Class T Shares	(2,183,415)	(11,160,356)
Net Increase/(Decrease) from Capital Share Transactions	8,837,798	(95,415,162)
Net Increase/(Decrease) in Net Assets	13,617,906	(120,003,905)
Net Assets:
Beginning of period	305,374,404	425,378,309
End of period	$318,992,310	$305,374,404
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Global Real Estate Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.20	$12.78	$10.43	$10.53	$14.65	$12.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.25	0.26	0.20	0.21	0.32
Net realized and unrealized gain/(loss)	0.17	(0.48)	2.40	(0.08) (2)	(3.55)	2.38
Total from Investment Operations	0.27	(0.23)	2.66	0.12	(3.34)	2.70
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.35)	(0.31)	(0.22)	(0.38)	(0.23)
Distributions (from capital gains)	—	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.14)	(0.35)	(0.31)	(0.22)	(0.78)	(0.23)
Net Asset Value, End of Period	$12.33	$12.20	$12.78	$10.43	$10.53	$14.65
Total Return*	2.29%	(1.71)%	25.87%	1.08%	(24.19)%	22.32%
Net Assets, End of Period (in thousands)	$9,095	$11,134	$12,584	$9,944	$11,566	$15,294
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%	0.99%	0.99%	1.20%	1.27%	1.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	0.99%	0.99%	1.20%	1.27%	1.23%
Ratio of Net Investment Income/(Loss)	1.54%	2.08%	2.31%	1.80%	1.56%	2.25%
Portfolio Turnover Rate	43%	61%	87%	66%	68%	77%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Real Estate Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.88	$12.48	$10.19	$10.28	$14.34	$11.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.14	0.16	0.11	0.10	0.18
Net realized and unrealized gain/(loss)	0.18	(0.46)	2.35	(0.07) (2)	(3.46)	2.37
Total from Investment Operations	0.22	(0.32)	2.51	0.04	(3.36)	2.55
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.28)	(0.22)	(0.13)	(0.30)	(0.19)
Distributions (from capital gains)	—	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.11)	(0.28)	(0.22)	(0.13)	(0.70)	(0.19)
Net Asset Value, End of Period	$11.99	$11.88	$12.48	$10.19	$10.28	$14.34
Total Return*	1.89%	(2.52)%	24.87%	0.36%	(24.81)%	21.34%
Net Assets, End of Period (in thousands)	$996	$1,578	$2,404	$3,249	$4,548	$6,766
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.04%	1.87%	1.83%	1.99%	2.00%	2.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.80%	1.75%	1.79%	1.99%	2.00%	2.03%
Ratio of Net Investment Income/(Loss)	0.71%	1.25%	1.49%	1.00%	0.75%	1.31%
Portfolio Turnover Rate	43%	61%	87%	66%	68%	77%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Global Real Estate Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.31	$12.90	$10.52	$10.62	$14.77	$12.26
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.27	0.28	0.22	0.24	0.34
Net realized and unrealized gain/(loss)	0.18	(0.49)	2.43	(0.08) (2)	(3.58)	2.41
Total from Investment Operations	0.29	(0.22)	2.71	0.14	(3.34)	2.75
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.37)	(0.33)	(0.24)	(0.41)	(0.24)
Distributions (from capital gains)	—	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.16)	(0.37)	(0.33)	(0.24)	(0.81)	(0.24)
Net Asset Value, End of Period	$12.44	$12.31	$12.90	$10.52	$10.62	$14.77
Total Return*	2.38%	(1.61)%	26.15%	1.26%	(24.05)%	22.59%
Net Assets, End of Period (in thousands)	$33,437	$33,938	$40,373	$37,677	$44,666	$58,872
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.85%	0.81%	0.80%	1.03%	1.08%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.81%	0.80%	1.03%	1.08%	1.06%
Ratio of Net Investment Income/(Loss)	1.80%	2.24%	2.49%	1.98%	1.74%	2.41%
Portfolio Turnover Rate	43%	61%	87%	66%	68%	77%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Real Estate Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.29	$12.88	$10.51	$10.60	$14.75	$12.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.27	0.29	0.23	0.24	0.34
Net realized and unrealized gain/(loss)	0.17	(0.48)	2.42	(0.07) (2)	(3.58)	2.41
Total from Investment Operations	0.29	(0.21)	2.71	0.16	(3.34)	2.75
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.38)	(0.34)	(0.25)	(0.41)	(0.25)
Distributions (from capital gains)	—	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.16)	(0.38)	(0.34)	(0.25)	(0.81)	(0.25)
Net Asset Value, End of Period	$12.42	$12.29	$12.88	$10.51	$10.60	$14.75
Total Return*	2.42%	(1.54)%	26.17%	1.42%	(24.04)%	22.56%
Net Assets, End of Period (in thousands)	$165,291	$151,287	$192,605	$241,439	$383,144	$551,129
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.73%	0.73%	0.97%	1.03%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.73%	0.73%	0.97%	1.03%	1.00%
Ratio of Net Investment Income/(Loss)	1.90%	2.28%	2.57%	2.00%	1.77%	2.44%
Portfolio Turnover Rate	43%	61%	87%	66%	68%	77%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Global Real Estate Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.30	$12.88	$10.51	$10.61	$14.76	$12.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.27	0.30	0.25	0.26	0.35
Net realized and unrealized gain/(loss)	0.18	(0.46)	2.42	(0.09) (2)	(3.58)	2.42
Total from Investment Operations	0.30	(0.19)	2.72	0.16	(3.32)	2.77
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.39)	(0.35)	(0.26)	(0.43)	(0.25)
Distributions (from capital gains)	—	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.17)	(0.39)	(0.35)	(0.26)	(0.83)	(0.25)
Net Asset Value, End of Period	$12.43	$12.30	$12.88	$10.51	$10.61	$14.76
Total Return*	2.46%	(1.39)%	26.30%	1.45%	(23.94)%	22.80%
Net Assets, End of Period (in thousands)	$56,863	$52,634	$106,918	$96,342	$82,484	$114,928
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.65%	0.62%	0.84%	0.92%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.65%	0.62%	0.84%	0.92%	0.90%
Ratio of Net Investment Income/(Loss)	1.96%	2.29%	2.66%	2.22%	1.88%	2.49%
Portfolio Turnover Rate	43%	61%	87%	66%	68%	77%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Real Estate Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.14	$12.73	$10.39	$10.48	$14.59	$12.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.22	0.24	0.19	0.19	0.29
Net realized and unrealized gain/(loss)	0.18	(0.48)	2.39	(0.08) (2)	(3.54)	2.37
Total from Investment Operations	0.27	(0.26)	2.63	0.11	(3.35)	2.66
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.33)	(0.29)	(0.20)	(0.36)	(0.22)
Distributions (from capital gains)	—	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.14)	(0.33)	(0.29)	(0.20)	(0.76)	(0.22)
Net Asset Value, End of Period	$12.27	$12.14	$12.73	$10.39	$10.48	$14.59
Total Return*	2.24%	(1.96)%	25.67%	1.02%	(24.37)%	22.03%
Net Assets, End of Period (in thousands)	$6,398	$6,211	$7,358	$7,085	$7,238	$9,178
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23%	1.18%	1.16%	1.38%	1.46%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.17%	1.16%	1.37%	1.45%	1.43%
Ratio of Net Investment Income/(Loss)	1.44%	1.88%	2.14%	1.66%	1.38%	2.06%
Portfolio Turnover Rate	43%	61%	87%	66%	68%	77%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Global Real Estate Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.29	$12.87	$10.50	$10.60	$14.75	$12.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.26	0.27	0.22	0.23	0.32
Net realized and unrealized gain/(loss)	0.17	(0.48)	2.42	(0.09) (2)	(3.59)	2.42
Total from Investment Operations	0.28	(0.22)	2.69	0.13	(3.36)	2.74
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.36)	(0.32)	(0.23)	(0.39)	(0.24)
Distributions (from capital gains)	—	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.15)	(0.36)	(0.32)	(0.23)	(0.79)	(0.24)
Net Asset Value, End of Period	$12.42	$12.29	$12.87	$10.50	$10.60	$14.75
Total Return*	2.34%	(1.61)%	26.02%	1.19%	(24.15)%	22.49%
Net Assets, End of Period (in thousands)	$46,912	$48,592	$63,136	$66,270	$87,895	$121,737
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.94%	0.89%	0.87%	1.10%	1.17%	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.88%	0.87%	1.10%	1.17%	1.14%
Ratio of Net Investment Income/(Loss)	1.70%	2.15%	2.42%	1.91%	1.65%	2.30%
Portfolio Turnover Rate	43%	61%	87%	66%	68%	77%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Global Real Estate Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | March 31, 2026

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | March 31, 2026

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Janus Investment Fund | 19

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05%
20 | March 31, 2026

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of March 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,473,247. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2026 is $1,533,600, resulting in the net amount due to the counterparty of $60,353.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.75%, and the Fund’s benchmark index used in the calculation is the FTSE EPRA Nareit Global Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated
Janus Investment Fund | 21

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2026, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.55%.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.91% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee
22 | March 31, 2026

Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $93.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2026.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $235.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in
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Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
“Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(57,150,514)	$(15,999,437)	$(73,149,951)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$288,646,719	$40,509,147	$(9,855,552)	$30,653,595
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Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	37,050	$464,086	91,626	$1,079,192
Reinvested dividends and distributions	9,578	113,449	24,586	294,326
Shares repurchased	(221,738)	(2,743,207)	(187,755)	(2,198,489)
Net Increase/(Decrease)	(175,110)	$(2,165,672)	(71,543)	$(824,971)
Class C Shares:
Shares sold	10,837	$138,206	5,889	$67,022
Reinvested dividends and distributions	842	9,719	3,583	41,830
Shares repurchased	(61,467)	(739,311)	(69,331)	(793,614)
Net Increase/(Decrease)	(49,788)	$(591,386)	(59,859)	$(684,762)
Class D Shares:
Shares sold	221,583	$2,857,141	253,211	$3,019,983
Reinvested dividends and distributions	32,758	392,316	83,374	1,005,994
Shares repurchased	(323,756)	(4,024,145)	(710,172)	(8,397,649)
Net Increase/(Decrease)	(69,415)	$(774,688)	(373,587)	$(4,371,672)
Class I Shares:
Shares sold	2,537,634	$31,908,123	4,232,127	$49,630,938
Reinvested dividends and distributions	138,527	1,657,821	360,549	4,342,123
Shares repurchased	(1,678,850)	(20,902,472)	(7,240,184)	(84,951,682)
Net Increase/(Decrease)	997,311	$12,663,472	(2,647,508)	$(30,978,621)
Class N Shares:
Shares sold	2,152,971	$26,482,862	1,118,801	$13,130,555
Reinvested dividends and distributions	82,233	984,165	150,535	1,813,314
Shares repurchased	(1,939,485)	(25,701,812)	(5,289,673)	(61,568,337)
Net Increase/(Decrease)	295,719	$1,765,215	(4,020,337)	$(46,624,468)
Class S Shares:
Shares sold	58,614	$726,344	53,874	$639,471
Reinvested dividends and distributions	5,808	68,479	14,519	173,108
Shares repurchased	(54,453)	(670,551)	(134,963)	(1,582,891)
Net Increase/(Decrease)	9,969	$124,272	(66,570)	$(770,312)
Class T Shares:
Shares sold	383,553	$4,814,681	350,959	$4,163,086
Reinvested dividends and distributions	47,889	572,310	127,116	1,531,325
Shares repurchased	(608,657)	(7,570,406)	(1,427,720)	(16,854,767)
Net Increase/(Decrease)	(177,215)	$(2,183,415)	(949,645)	$(11,160,356)
6. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$135,280,081	$133,756,550	$-	$-
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
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Janus Henderson Global Real Estate Fund
Notes to Financial Statements (unaudited)
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 33

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
34 | March 31, 2026

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 35

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
36 | March 31, 2026

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93044 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Global Research Fund
Janus Investment Fund

Janus Henderson Global Research Fund

Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 99.8%
Aerospace & Defense – 3.8%
BAE Systems PLC	1,584,760	$46,123,741
Boeing Co*	180,210	35,867,196
General Electric Co	140,243	39,796,756
Howmet Aerospace Inc	159,773	36,821,286
		158,608,979
Airlines – 0.5%
Ryanair Holdings PLC	735,584	20,836,627
Banks – 7.8%
Banco Bilbao Vizcaya Argentaria SA	2,509,843	54,773,298
BNP Paribas SA	262,499	25,002,567
Erste Group Bank AG	460,387	49,740,800
JPMorgan Chase & Co	303,052	89,145,776
Natwest Group PLC	3,170,432	23,521,200
Piraeus Bank SA*	1,843,027	15,187,995
Resona Holdings Inc	1,476,100	16,426,068
UniCredit SpA	694,947	50,069,398
		323,867,102
Beverages – 1.1%
Constellation Brands Inc - Class A	64,238	9,635,700
Monster Beverage Corp*	396,970	28,764,446
Pernod Ricard SA	85,558	6,385,111
		44,785,257
Biotechnology – 2.9%
AbbVie Inc	172,279	37,468,960
Argenx SE (ADR)*	26,883	19,631,311
Ascendis Pharma A/S (ADR)*	35,357	8,087,207
Bridgebio Pharma Inc*	65,471	4,861,876
Mirum Pharmaceuticals Inc*	64,936	5,998,788
Revolution Medicines Inc*	84,230	8,191,367
United Therapeutics Corp*	14,992	8,889,956
Vaxcyte Inc*	154,431	8,973,985
Vertex Pharmaceuticals Inc*	38,528	17,204,293
		119,307,743
Building Products – 0.8%
Trane Technologies PLC	80,592	33,585,910
Capital Markets – 3.6%
Ares Management Corp - Class A	288,860	31,514,626
Bank of New York Mellon Corp	212,754	25,239,007
Blackstone Group Inc	206,768	23,776,252
LPL Financial Holdings Inc	102,166	30,734,598
Morgan Stanley	136,791	22,511,695
St James's Place PLC	871,920	13,712,385
		147,488,563
Chemicals – 1.5%
Ecolab Inc	118,029	31,398,075
Taiyo Nippon Sanso Corp	852,000	30,421,956
		61,820,031
Commercial Services & Supplies – 0.7%
RB Global Inc	285,573	27,391,109
Communications Equipment – 0.9%
Arista Networks Inc*	149,885	18,402,880
Lumentum Holdings Inc*	24,446	17,179,671
		35,582,551
Consumer Finance – 1.3%
Capital One Financial Corp	226,091	41,245,781
OneMain Holdings Inc	241,204	12,902,002
		54,147,783
Diversified Financial Services – 3.1%
Apollo Global Management Inc	164,223	18,297,727
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Diversified Financial Services – (continued)
Mastercard Inc - Class A	114,642	$57,282,022
Visa Inc	176,046	53,208,143
		128,787,892
Electric Utilities – 0.7%
Xcel Energy Inc	361,735	28,736,228
Electrical Equipment – 3.1%
Eaton Corp PLC	104,068	37,222,002
GE Vernova Inc	52,491	45,819,394
Nexans SA	181,705	24,582,569
Rosebank Industries PLC*	4,567,668	19,228,826
		126,852,791
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp	107,322	13,560,135
Hexagon AB - Class B	2,681,042	26,100,371
		39,660,506
Entertainment – 3.5%
Liberty Media Corp-Liberty Formula One - Series C*	315,780	26,847,616
Netflix Inc*	629,848	60,559,885
Spotify Technology SA*	53,835	26,105,130
Walt Disney Co/The	342,213	32,982,489
		146,495,120
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	175,176	17,985,320
Boston Scientific Corp*	316,332	19,849,833
DexCom Inc*	124,373	7,810,624
Intuitive Surgical Inc*	29,390	13,548,496
		59,194,273
Health Care Providers & Services – 0.4%
McKesson Corp	19,665	17,017,304
Hotels, Restaurants & Leisure – 2.8%
Booking Holdings Inc	4,547	19,144,325
DoorDash Inc - Class A*	88,357	13,266,804
Flutter Entertainment PLC*	52,235	5,325,358
Hilton Worldwide Holdings Inc	69,039	20,993,379
McDonald's Corp	148,998	46,307,088
Royal Caribbean Cruises Ltd	33,849	9,314,568
Wingstop Inc	13,396	2,075,978
		116,427,500
Household Durables – 0.3%
Lennar Corp	158,982	13,805,997
Independent Power and Renewable Electricity Producers – 1.7%
RWE AG	377,202	25,119,708
Vistra Corp	315,055	47,362,218
		72,481,926
Industrial Conglomerates – 1.0%
3M Co	292,319	42,453,488
Information Technology Services – 0.4%
Snowflake Inc - Class A*	106,468	16,057,504
Insurance – 2.4%
Arthur J Gallagher & Co	157,636	34,140,805
Beazley PLC	1,448,202	24,293,574
Progressive Corp/The	197,723	39,196,608
		97,630,987
Interactive Media & Services – 6.5%
Alphabet Inc - Class C	697,522	200,091,161
Meta Platforms Inc - Class A	124,423	71,186,131
		271,277,292
Life Sciences Tools & Services – 0.5%
Danaher Corp	110,006	20,857,138
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Machinery – 2.0%
Atlas Copco AB - Class A	1,758,304	$30,943,587
ATS Corp*	718,382	20,251,462
Deere & Co	59,678	33,616,617
		84,811,666
Metals & Mining – 1.8%
Teck Resources Ltd	754,924	39,132,950
Vale SA	2,270,207	36,152,892
		75,285,842
Multiline Retail – 3.4%
Amazon.com Inc*	577,527	120,281,548
MercadoLibre Inc*	11,551	19,971,910
		140,253,458
Oil, Gas & Consumable Fuels – 5.3%
Canadian Natural Resources Ltd	706,784	34,482,970
Cheniere Energy Inc	43,610	12,374,774
Chevron Corp	154,790	32,026,051
ConocoPhillips	178,040	23,501,280
EOG Resources Inc	105,046	15,186,500
Rockpoint Gas Storage Inc - Class A	299,572	6,017,716
Suncor Energy Inc	447,791	29,622,007
TC Energy Corp#	635,480	39,799,168
TotalEnergies SE	272,244	25,133,807
		218,144,273
Personal Products – 1.2%
Unilever PLC	900,845	50,761,644
Pharmaceuticals – 4.4%
AstraZeneca PLC	156,843	30,629,614
Eli Lilly & Co	46,530	42,796,898
Johnson & Johnson	233,176	56,997,541
Merck & Co Inc	221,889	26,691,028
Roche Holding AG	60,070	23,725,526
		180,840,607
Road & Rail – 0.7%
Canadian Pacific Kansas City Ltd	396,161	31,179,628
Semiconductor & Semiconductor Equipment – 14.1%
Analog Devices Inc	63,529	20,211,116
Applied Materials Inc	47,225	16,141,033
ASML Holding NV	45,405	60,091,687
Broadcom Inc	317,304	98,208,761
Lam Research Corp	266,162	56,868,173
Micron Technology Inc	118,043	39,879,647
NVIDIA Corp	1,435,445	250,341,608
Taiwan Semiconductor Manufacturing Co Ltd	780,000	43,979,719
		585,721,744
Software – 6.3%
Cadence Design Systems Inc*	66,273	18,415,278
Datadog Inc - Class A*	154,161	18,198,706
Intuit Inc	64,649	27,952,935
Microsoft Corp	440,768	163,159,091
Oracle Corp	54,503	8,017,936
SAP SE	147,175	24,903,536
		260,647,482
Specialty Retail – 1.8%
O'Reilly Automotive Inc*	279,424	25,793,630
TJX Cos Inc	296,769	47,394,009
		73,187,639
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 2.7%
Apple Inc	348,035	$88,327,803
Seagate Technology Holdings PLC	58,386	22,873,299
		111,201,102
Textiles, Apparel & Luxury Goods – 1.2%
Gildan Activewear Inc	185,863	10,343,276
LVMH Moet Hennessy Louis Vuitton SE	34,035	18,916,335
Moncler SpA	166,107	10,009,476
NIKE Inc - Class B	184,809	9,761,611
		49,030,698
Trading Companies & Distributors – 0.7%
Ferguson Enterprises Inc/DE	129,941	30,488,862
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc	91,503	19,218,375
Total Common Stocks (cost $2,456,229,512)		4,135,930,621
Investment Companies – 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $632,903)	632,903	632,903
Investments Purchased with Cash Collateral from Securities Lending – 0.7%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	21,184,000	21,184,000
Time Deposits – 0.2%
Royal Bank of Canada, 3.6500%, 4/1/26	$5,296,000	5,296,000
Total Investments Purchased with Cash Collateral from Securities Lending (cost $26,480,000)		26,480,000
Total Investments (total cost $2,483,342,415) – 100.5%		4,163,043,524
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(20,230,259)
Net Assets – 100%		$4,142,813,265

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,024,253,663	72.6%
Canada	238,220,286	5.7
United Kingdom	157,509,340	3.8
Netherlands	110,853,331	2.7
France	100,020,389	2.4
Sweden	83,149,088	2.0
Italy	60,078,874	1.4
Spain	54,773,298	1.3
Germany	50,023,244	1.2
Austria	49,740,800	1.2
Japan	46,848,024	1.1
Taiwan	43,979,719	1.0
Brazil	36,152,892	0.9
Switzerland	23,725,526	0.6
Ireland	20,836,627	0.5
Argentina	19,971,910	0.5
Belgium	19,631,311	0.5
Greece	15,187,995	0.4
Denmark	8,087,207	0.2
Total	$4,163,043,524	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  |

Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
March 31, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 0%
Money Markets - 0%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$-	$179,755,020	$(179,115,043)	$(7,074)	$-	$632,903	632,903	$81,563
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	19,410,600	109,024,855	(107,251,455)	-	-	21,184,000	21,184,000	38,280 ∆
Total Affiliated Investments - 0.5%
	$19,410,600	$288,779,875	$(286,366,498)	$(7,074)	$-	$21,816,903	21,816,903	$119,843

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$25,051,406	$—	$(25,051,406)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 5

Janus Henderson Global Research Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$112,485,238	$46,123,741	$-
Airlines	-	20,836,627	-
Banks	89,145,776	234,721,326	-
Beverages	38,400,146	6,385,111	-
Capital Markets	133,776,178	13,712,385	-
Chemicals	31,398,075	30,421,956	-
Commercial Services & Supplies	-	27,391,109	-
Electrical Equipment	83,041,396	43,811,395	-
Electronic Equipment, Instruments & Components	13,560,135	26,100,371	-
Independent Power and Renewable Electricity Producers	47,362,218	25,119,708	-
Insurance	73,337,413	24,293,574	-
Machinery	33,616,617	51,195,049	-
Metals & Mining	-	75,285,842	-
Oil, Gas & Consumable Fuels	83,088,605	135,055,668	-
Personal Products	-	50,761,644	-
Pharmaceuticals	126,485,467	54,355,140	-
Road & Rail	-	31,179,628	-
Semiconductor & Semiconductor Equipment	481,650,338	104,071,406	-
Software	235,743,946	24,903,536	-
Textiles, Apparel & Luxury Goods	20,104,887	28,925,811	-
Trading Companies & Distributors	-	30,488,862	-
All Other	1,447,594,297	-	-
Investment Companies	-	632,903	-
Investments Purchased with Cash Collateral from Securities Lending	-	26,480,000	-
Total Assets	$3,050,790,732	$1,112,252,792	$-
6  |

Janus Henderson Global Research Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $2,461,525,512)(1)	$4,141,226,621
Affiliated investments, at value (cost $21,816,903)	21,816,903
Cash denominated in foreign currency (cost $5,940)	5,940
Trustees' deferred compensation	130,867
Receivables:
Investments sold	4,843,799
Dividends	4,691,748
Fund shares sold	3,653,173
Foreign tax reclaims	2,576,232
Dividends from affiliates	34,949
Other assets	297,455
Total Assets	4,179,277,687
Liabilities:
Due to custodian	7,003
Collateral for securities loaned (Note 2)	26,480,000
Payables:
Fund shares repurchased	6,326,215
Advisory fees	2,518,761
Transfer agent fees and expenses	634,162
Trustees' deferred compensation fees	130,867
Foreign tax liability	67,271
Professional fees	52,198
Trustees' fees and expenses	23,106
12b-1 Distribution and shareholder servicing fees	19,768
Affiliated fund administration fees payable	9,049
Custodian fees	6,428
Accrued expenses and other payables	189,594
Total Liabilities	36,464,422
Commitments and contingent liabilities (Note 3)
Net Assets	$4,142,813,265
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Research Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,219,877,630
Total distributable earnings (loss) (includes $67,271 of foreign capital gains tax)	1,922,935,635
Total Net Assets	$4,142,813,265
Net Assets - Class A Shares	$33,933,748
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	289,379
Net Asset Value Per Share(2)	$117.26
Maximum Offering Price Per Share(3)	$124.41
Net Assets - Class C Shares	$3,613,473
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	32,675
Net Asset Value Per Share(2)	$110.59
Net Assets - Class D Shares	$2,283,212,027
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	19,808,379
Net Asset Value Per Share	$115.26
Net Assets - Class I Shares	$253,337,857
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,146,779
Net Asset Value Per Share	$118.01
Net Assets - Class N Shares	$94,106,674
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	818,418
Net Asset Value Per Share	$114.99
Net Assets - Class R Shares	$10,143,531
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	88,266
Net Asset Value Per Share	$114.92
Net Assets - Class S Shares	$22,344,775
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	189,806
Net Asset Value Per Share	$117.72
Net Assets - Class T Shares	$1,442,121,180
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,537,980
Net Asset Value Per Share	$115.02

(1)	Includes $25,051,406 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Global Research Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$29,941,516
Dividends from affiliates	81,563
Affiliated securities lending income, net	38,280
Unaffiliated securities lending income, net	8,613
Other income	2,668
Foreign tax withheld (Note 1)	(358,706)
Total Investment Income	29,713,934
Expenses:
Advisory fees	15,835,633
12b-1 Distribution and shareholder servicing fees:
Class A Shares	42,171
Class C Shares	16,574
Class R Shares	25,657
Class S Shares	29,344
Transfer agent administrative fees and expenses:
Class D Shares	1,303,192
Class R Shares	12,819
Class S Shares	29,299
Class T Shares	1,927,799
Transfer agent networking and omnibus fees:
Class A Shares	24,738
Class C Shares	1,471
Class I Shares	128,991
Other transfer agent fees and expenses:
Class A Shares	1,030
Class C Shares	102
Class D Shares	124,451
Class I Shares	4,149
Class N Shares	2,781
Class R Shares	49
Class S Shares	157
Class T Shares	6,004
Professional fees	187,779
Shareholder reports expense	128,604
Custodian fees	110,949
Registration fees	87,419
Affiliated fund administration fees	55,244
Trustees' fees and expenses	52,413
Other expenses	161,709
Total Expenses	20,300,528
Less: Excess Expense Reimbursement and Waivers	(109,050)
Net Expenses	20,191,478
Net Investment Income/(Loss)	9,522,456
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (net of foreign taxes of $971,696)	263,005,528
Investments in affiliates	(7,074)
Total Net Realized Gain/(Loss) on Investments	262,998,454
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of decrease in deferred foreign taxes of $1,459,434)	(405,013,139)
Total Change in Unrealized Net Appreciation/Depreciation	(405,013,139)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(132,492,229)
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Research Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$9,522,456	$22,145,158
Net realized gain/(loss) on investments	262,998,454	304,687,940
Change in unrealized net appreciation/depreciation	(405,013,139)	402,673,244
Net Increase/(Decrease) in Net Assets Resulting from Operations	(132,492,229)	729,506,342
Dividends and Distributions to Shareholders:
Class A Shares	(2,418,509)	(2,489,712)
Class C Shares	(263,561)	(176,208)
Class D Shares	(184,638,001)	(167,850,365)
Class I Shares	(21,024,452)	(14,014,693)
Class N Shares	(7,833,403)	(3,372,315)
Class R Shares	(730,521)	(523,606)
Class S Shares	(1,685,453)	(1,537,402)
Class T Shares	(117,536,654)	(105,916,949)
Net Decrease from Dividends and Distributions to Shareholders	(336,130,554)	(295,881,250)
Capital Share Transactions:
Class A Shares	4,696,376	(4,471,060)
Class C Shares	542,017	799,252
Class D Shares	87,547,295	30,129,606
Class I Shares	15,861,916	57,694,130
Class N Shares	5,314,437	49,311,140
Class R Shares	1,432,457	382,159
Class S Shares	1,569,803	(462,870)
Class T Shares	40,134,534	16,937,487
Net Increase/(Decrease) from Capital Share Transactions	157,098,835	150,319,844
Net Increase/(Decrease) in Net Assets	(311,523,948)	583,944,936
Net Assets:
Beginning of period	4,454,337,213	3,870,392,277
End of period	$4,142,813,265	$4,454,337,213
See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Global Research Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$130.61	$118.11	$90.46	$75.40	$110.18	$89.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.41 (2)	0.62 (3)	0.62	0.41	0.23
Net realized and unrealized gain/(loss)	(3.94)	20.93	31.49	17.74	(23.60)	23.77
Total from Investment Operations	(3.82)	21.34	32.11	18.36	(23.19)	24.00
Less Dividends and Distributions:
Dividends (from net investment income)	(0.38)	(0.65)	(0.62)	(0.52)	(0.16)	(0.16)
Distributions (from capital gains)	(9.15)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(9.53)	(8.84)	(4.46)	(3.30)	(11.59)	(3.42)
Net Asset Value, End of Period	$117.26	$130.61	$118.11	$90.46	$75.40	$110.18
Total Return*	(3.28)%	19.09%	36.88%	24.94%	(23.60)%	27.28%
Net Assets, End of Period (in thousands)	$33,934	$32,871	$33,722	$19,068	$17,175	$24,310
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.13%	0.97% (4)	0.92%	1.03%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.13%	0.97%	0.92%	1.03%	1.17%
Ratio of Net Investment Income/(Loss)	0.20%	0.34% (2)	0.59% (3)	0.71%	0.43%	0.23%
Portfolio Turnover Rate	20%	33%	28%	24%	33%	25%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Research Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$123.73	$112.55	$86.48	$72.28	$106.56	$87.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.28)	(0.54) (2)	(0.22) (3)	(0.02)	(0.21)	(0.45)
Net realized and unrealized gain/(loss)	(3.71)	19.91	30.13	17.00	(22.64)	23.08
Total from Investment Operations	(3.99)	19.37	29.91	16.98	(22.85)	22.63
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(9.15)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(9.15)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Net Asset Value, End of Period	$110.59	$123.73	$112.55	$86.48	$72.28	$106.56
Total Return*	(3.59)%	18.16%	35.79%	23.99%	(24.09)%	26.42%
Net Assets, End of Period (in thousands)	$3,613	$3,471	$2,385	$2,437	$2,971	$4,491
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.84%	1.92%	1.76% (4)	1.68%	1.68%	1.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.84%	1.92%	1.76%	1.68%	1.68%	1.85%
Ratio of Net Investment Income/(Loss)	(0.48)%	(0.48)% (2)	(0.22)% (3)	(0.02)%	(0.23)%	(0.45)%
Portfolio Turnover Rate	20%	33%	28%	24%	33%	25%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Global Research Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$128.67	$116.40	$89.22	$74.51	$109.10	$88.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29	0.68 (2)	0.84 (3)	0.81	0.68	0.56
Net realized and unrealized gain/(loss)	(3.86)	20.65	31.01	17.49	(23.29)	23.50
Total from Investment Operations	(3.57)	21.33	31.85	18.30	(22.61)	24.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.69)	(0.87)	(0.83)	(0.81)	(0.55)	(0.39)
Distributions (from capital gains)	(9.15)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(9.84)	(9.06)	(4.67)	(3.59)	(11.98)	(3.65)
Net Asset Value, End of Period	$115.26	$128.67	$116.40	$89.22	$74.51	$109.10
Total Return*	(3.14)%	19.41%	37.17%	25.23%	(23.37)%	27.68%
Net Assets, End of Period (in thousands)	$2,283,212	$2,452,957	$2,184,606	$1,685,915	$1,424,181	$1,959,177
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.87%	0.86%	0.75% (4)	0.69%	0.75%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.86%	0.75%	0.69%	0.75%	0.86%
Ratio of Net Investment Income/(Loss)	0.47%	0.59% (2)	0.81% (3)	0.94%	0.72%	0.54%
Portfolio Turnover Rate	20%	33%	28%	24%	33%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Research Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$131.54	$118.82	$90.99	$75.93	$110.96	$90.13
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.32	0.75 (2)	0.92 (3)	0.89	0.75	0.64
Net realized and unrealized gain/(loss)	(3.96)	21.11	31.64	17.83	(23.73)	23.90
Total from Investment Operations	(3.64)	21.86	32.56	18.72	(22.98)	24.54
Less Dividends and Distributions:
Dividends (from net investment income)	(0.74)	(0.95)	(0.89)	(0.88)	(0.62)	(0.45)
Distributions (from capital gains)	(9.15)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(9.89)	(9.14)	(4.73)	(3.66)	(12.05)	(3.71)
Net Asset Value, End of Period	$118.01	$131.54	$118.82	$90.99	$75.93	$110.96
Total Return*	(3.12)%	19.48%	37.25%	25.31%	(23.33)%	27.78%
Net Assets, End of Period (in thousands)	$253,338	$266,951	$182,801	$119,712	$100,359	$145,610
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.82%	0.70% (4)	0.62%	0.68%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.82%	0.70%	0.62%	0.68%	0.79%
Ratio of Net Investment Income/(Loss)	0.50%	0.63% (2)	0.87% (3)	1.01%	0.78%	0.61%
Portfolio Turnover Rate	20%	33%	28%	24%	33%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Global Research Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$128.43	$116.22	$89.09	$74.42	$109.00	$88.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.36	0.87 (2)	0.99 (3)	0.93	0.80	0.69
Net realized and unrealized gain/(loss)	(3.85)	20.57	30.92	17.46	(23.27)	23.48
Total from Investment Operations	(3.49)	21.44	31.91	18.39	(22.47)	24.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.80)	(1.04)	(0.94)	(0.94)	(0.68)	(0.51)
Distributions (from capital gains)	(9.15)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(9.95)	(9.23)	(4.78)	(3.72)	(12.11)	(3.77)
Net Asset Value, End of Period	$114.99	$128.43	$116.22	$89.09	$74.42	$109.00
Total Return*	(3.08)%	19.56%	37.34%	25.40%	(23.28)%	27.85%
Net Assets, End of Period (in thousands)	$94,107	$99,398	$38,550	$36,233	$30,831	$43,521
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.75%	0.62% (4)	0.56%	0.62%	0.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.75%	0.62%	0.56%	0.62%	0.73%
Ratio of Net Investment Income/(Loss)	0.58%	0.76% (2)	0.97% (3)	1.08%	0.85%	0.67%
Portfolio Turnover Rate	20%	33%	28%	24%	33%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Research Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$128.24	$115.92	$88.77	$74.11	$108.69	$88.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.11)	(0.09) (2)	0.16 (3)	0.25	0.08	(0.10)
Net realized and unrealized gain/(loss)	(3.86)	20.60	30.96	17.45	(23.23)	23.48
Total from Investment Operations	(3.97)	20.51	31.12	17.70	(23.15)	23.38
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	—	(0.13)	(0.26)	—	—
Distributions (from capital gains)	(9.15)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(9.35)	(8.19)	(3.97)	(3.04)	(11.43)	(3.26)
Net Asset Value, End of Period	$114.92	$128.24	$115.92	$88.77	$74.11	$108.69
Total Return*	(3.45)%	18.64%	36.28%	24.43%	(23.87)%	26.87%
Net Assets, End of Period (in thousands)	$10,144	$9,820	$8,572	$6,985	$8,123	$9,736
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.53%	1.52%	1.40% (4)	1.34%	1.39%	1.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.53%	1.51%	1.40%	1.33%	1.39%	1.50%
Ratio of Net Investment Income/(Loss)	(0.18)%	(0.07)% (2)	0.16% (3)	0.29%	0.09%	(0.10)%
Portfolio Turnover Rate	20%	33%	28%	24%	33%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Global Research Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$131.12	$118.37	$90.67	$75.58	$110.34	$89.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.24 (2)	0.46 (3)	0.50	0.32	0.28
Net realized and unrealized gain/(loss)	(3.96)	21.04	31.57	17.78	(23.65)	23.70
Total from Investment Operations	(3.90)	21.28	32.03	18.28	(23.33)	23.98
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.34)	(0.49)	(0.41)	—	—
Distributions (from capital gains)	(9.15)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(9.50)	(8.53)	(4.33)	(3.19)	(11.43)	(3.26)
Net Asset Value, End of Period	$117.72	$131.12	$118.37	$90.67	$75.58	$110.34
Total Return*	(3.32)%	18.96%	36.65%	24.76%	(23.66)%	27.23%
Net Assets, End of Period (in thousands)	$22,345	$23,227	$21,491	$16,766	$14,034	$24,088
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.26%	1.24%	1.13% (4)	1.07%	1.13%	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.26%	1.24%	1.13%	1.06%	1.12%	1.21%
Ratio of Net Investment Income/(Loss)	0.09%	0.20% (2)	0.44% (3)	0.57%	0.33%	0.27%
Portfolio Turnover Rate	20%	33%	28%	24%	33%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Research Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$128.40	$116.15	$89.04	$74.35	$108.88	$88.54
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.56 (2)	0.73 (3)	0.73	0.58	0.45
Net realized and unrealized gain/(loss)	(3.85)	20.61	30.96	17.46	(23.25)	23.47
Total from Investment Operations	(3.63)	21.17	31.69	18.19	(22.67)	23.92
Less Dividends and Distributions:
Dividends (from net investment income)	(0.60)	(0.73)	(0.74)	(0.72)	(0.43)	(0.32)
Distributions (from capital gains)	(9.15)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(9.75)	(8.92)	(4.58)	(3.50)	(11.86)	(3.58)
Net Asset Value, End of Period	$115.02	$128.40	$116.15	$89.04	$74.35	$108.88
Total Return*	(3.19)%	19.29%	37.04%	25.10%	(23.45)%	27.55%
Net Assets, End of Period (in thousands)	$1,442,121	$1,565,642	$1,398,267	$1,072,375	$916,960	$1,307,732
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.00%	0.98%	0.87% (4)	0.80%	0.86%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	0.97%	0.86%	0.79%	0.84%	0.96%
Ratio of Net Investment Income/(Loss)	0.36%	0.48% (2)	0.71% (3)	0.85%	0.62%	0.44%
Portfolio Turnover Rate	20%	33%	28%	24%	33%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
18 | March 31, 2026

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Global Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 19

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
20 | March 31, 2026

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 21

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $827,508 of tax reclaims received as well as $141,155 of professional fees due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and
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Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05%
Janus Investment Fund | 23

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of March 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $25,051,406. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2026 is $26,480,000, resulting in the net amount due to the counterparty of $1,428,594.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.60%, and the Fund’s benchmark index used in the calculation is the MSCI World IndexSM.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±6.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated
24 | March 31, 2026

Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2026, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.72%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
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Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $3,315.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class A Shares paid CDSCs of $14 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $72.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees
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Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,492,626,304	$1,773,330,772	$(102,913,552)	$1,670,417,220
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Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	41,440	$5,207,507	78,622	$9,176,686
Reinvested dividends and distributions	16,100	1,982,225	18,748	2,154,370
Shares repurchased	(19,831)	(2,493,356)	(131,208)	(15,802,116)
Net Increase/(Decrease)	37,709	$4,696,376	(33,838)	$(4,471,060)
Class C Shares:
Shares sold	5,362	$636,392	13,885	$1,568,462
Reinvested dividends and distributions	2,265	263,561	1,551	169,891
Shares repurchased	(3,007)	(357,936)	(8,574)	(939,101)
Net Increase/(Decrease)	4,620	$542,017	6,862	$799,252
Class D Shares:
Shares sold	198,771	$24,571,348	450,049	$51,972,250
Reinvested dividends and distributions	1,436,038	173,631,320	1,404,160	158,599,851
Shares repurchased	(889,678)	(110,655,373)	(1,558,993)	(180,442,495)
Net Increase/(Decrease)	745,131	$87,547,295	295,216	$30,129,606
Class I Shares:
Shares sold	324,320	$41,410,542	707,110	$83,570,921
Reinvested dividends and distributions	164,642	20,379,360	116,607	13,458,778
Shares repurchased	(371,622)	(45,927,986)	(332,684)	(39,335,569)
Net Increase/(Decrease)	117,340	$15,861,916	491,033	$57,694,130
Class N Shares:
Shares sold	83,406	$10,264,019	491,590	$55,118,529
Reinvested dividends and distributions	64,088	7,727,676	29,201	3,288,610
Shares repurchased	(103,035)	(12,677,258)	(78,535)	(9,095,999)
Net Increase/(Decrease)	44,459	$5,314,437	442,256	$49,311,140
Class R Shares:
Shares sold	10,969	$1,365,251	20,956	$2,513,162
Reinvested dividends and distributions	6,047	730,521	4,627	523,606
Shares repurchased	(5,328)	(663,315)	(22,948)	(2,654,609)
Net Increase/(Decrease)	11,688	$1,432,457	2,635	$382,159
Class S Shares:
Shares sold	19,510	$2,510,089	40,021	$4,750,652
Reinvested dividends and distributions	13,631	1,685,295	13,315	1,537,270
Shares repurchased	(20,478)	(2,625,581)	(57,750)	(6,750,792)
Net Increase/(Decrease)	12,663	$1,569,803	(4,414)	$(462,870)
Class T Shares:
Shares sold	473,323	$58,892,117	872,311	$101,429,863
Reinvested dividends and distributions	956,844	115,491,093	922,847	104,106,341
Shares repurchased	(1,085,673)	(134,248,676)	(1,639,952)	(188,598,717)
Net Increase/(Decrease)	344,494	$40,134,534	155,206	$16,937,487
6. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$876,783,647	$1,043,303,645	$-	$-
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Janus Henderson Global Research Fund
Notes to Financial Statements (unaudited)
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson Global Research Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 35

Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 37

Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
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Janus Henderson Global Research Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
Janus Investment Fund | 39

Janus Henderson Global Research Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
40 | March 31, 2026

Janus Henderson Global Research Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93045 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Global Select Fund
Janus Investment Fund

Janus Henderson Global Select Fund

Janus Henderson Global Select Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 97.7%
Aerospace & Defense – 4.8%
BAE Systems PLC	4,311,387	$125,481,018
Rheinmetall AG	11,823	19,714,600
		145,195,618
Banks – 7.8%
Banco Bilbao Vizcaya Argentaria SA	3,777,753	82,443,399
Erste Group Bank AG	784,239	84,730,184
Japan Post Bank Co Ltd	2,847,900	46,858,493
Resona Holdings Inc	2,101,900	23,389,983
		237,422,059
Beverages – 1.0%
Monster Beverage Corp*	421,134	30,515,370
Biotechnology – 3.2%
Argenx SE (ADR)*	52,614	38,421,374
Ascendis Pharma A/S (ADR)*	130,455	29,838,972
Vaxcyte Inc*	503,822	29,277,096
		97,537,442
Capital Markets – 2.3%
St James's Place PLC	4,451,952	70,014,314
Commercial Services & Supplies – 1.4%
Rentokil Initial PLC	6,812,621	42,351,936
Electrical Equipment – 5.3%
Contemporary Amperex Technology Co Ltd - Class A	949,726	55,834,798
Eaton Corp PLC	131,027	46,864,427
GE Vernova Inc	65,333	57,029,176
		159,728,401
Entertainment – 4.4%
Liberty Media Corp-Liberty Formula One - Series C*	405,412	34,468,128
Netflix Inc*	483,592	46,497,371
Spotify Technology SA*	109,386	53,042,365
		134,007,864
Health Care Equipment & Supplies – 1.9%
Boston Scientific Corp*	435,781	27,345,258
Glaukos Corp*	290,159	31,238,518
		58,583,776
Household Durables – 2.0%
Lennar Corp	703,449	61,087,511
Independent Power and Renewable Electricity Producers – 1.4%
Vistra Corp	275,786	41,458,909
Industrial Conglomerates – 0.9%
3M Co	195,449	28,385,058
Insurance – 7.2%
AIA Group Ltd	3,615,000	40,611,400
Arthur J Gallagher & Co	287,028	62,164,524
Dai-ichi Life Holdings Inc#	4,690,100	42,862,543
Progressive Corp/The	363,749	72,109,602
		217,748,069
Interactive Media & Services – 5.9%
Alphabet Inc - Class A	483,274	138,970,272
Tencent Holdings Ltd	658,500	41,573,418
		180,543,690
Machinery – 2.0%
Deere & Co	106,027	59,725,009
Metals & Mining – 2.9%
Freeport-McMoRan Inc	775,180	45,565,081
Teck Resources Ltd	851,128	44,119,871
		89,684,952
Multiline Retail – 4.3%
Amazon.com Inc*	630,841	131,385,255
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Select Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.8%
ConocoPhillips	886,987	$117,082,284
Personal Products – 1.9%
Unilever PLC	1,042,773	58,455,981
Pharmaceuticals – 3.6%
AstraZeneca PLC	258,862	50,552,738
Eli Lilly & Co	62,848	57,805,705
		108,358,443
Semiconductor & Semiconductor Equipment – 16.2%
ASML Holding NV	71,769	94,983,379
NVIDIA Corp	1,113,663	194,222,827
Taiwan Semiconductor Manufacturing Co Ltd	3,597,000	202,814,166
		492,020,372
Software – 3.5%
Microsoft Corp	285,221	105,580,258
Specialty Retail – 2.2%
TJX Cos Inc	415,006	66,276,458
Textiles, Apparel & Luxury Goods – 2.6%
LVMH Moet Hennessy Louis Vuitton SE	71,694	39,846,855
Samsonite International SAž	21,042,000	39,683,649
		79,530,504
Trading Companies & Distributors – 3.2%
Ferguson Enterprises Inc	413,270	96,399,360
Wireless Telecommunication Services – 2.0%
T-Mobile US Inc	283,498	59,543,085
Total Common Stocks (cost $2,150,613,496)		2,968,621,978
Private Placements – 0%
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§ (cost $9,254,547)	19,041	0
Investment Companies – 1.6%
Money Markets – 1.6%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $50,746,153)	50,740,113	50,740,113
Investments Purchased with Cash Collateral from Securities Lending – 1.1%
Investment Companies – 0.9%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	26,439,568	26,439,568
Time Deposits – 0.2%
Royal Bank of Canada, 3.6500%, 4/1/26	$6,609,892	6,609,892
Total Investments Purchased with Cash Collateral from Securities Lending (cost $33,049,460)		33,049,460
Total Investments (total cost $2,243,663,656) – 100.4%		3,052,411,551
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(13,103,392)
Net Assets – 100%		$3,039,308,159
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson Global Select Fund
Schedule of Investments (unaudited)
March 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,724,786,115	56.5%
United Kingdom	346,855,987	11.4
Taiwan	202,814,166	6.6
Japan	113,111,019	3.7
China	97,408,216	3.2
Netherlands	94,983,379	3.1
Austria	84,730,184	2.8
Spain	82,443,399	2.7
Hong Kong	80,295,049	2.6
Sweden	53,042,365	1.7
Canada	44,119,871	1.4
France	39,846,855	1.3
Belgium	38,421,374	1.3
Denmark	29,838,972	1.0
Germany	19,714,600	0.7
Total	$3,052,411,551	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 1.6%
Money Markets - 1.6%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$42,218,438	$242,804,655	$(234,274,952)	$(1,988)	$(6,040)	$50,740,113	50,740,113	$662,590
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	-	171,045,311	(144,605,743)	-	-	26,439,568	26,439,568	54,865 ∆
Total Affiliated Investments - 2.5%
	$42,218,438	$413,849,966	$(378,880,695)	$(1,988)	$(6,040)	$77,179,681	77,179,681	$717,455

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$32,131,599	$—	$(32,131,599)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Select Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$39,683,649, which represents 1.3% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2026 is $0, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2026)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Magic Leap Inc - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%
The Fund has registration rights for certain restricted securities held as of March 31, 2026. The issuer incurs all registration costs.
4  | March 31, 2026

Janus Henderson Global Select Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$-	$145,195,618	$-
Banks	-	237,422,059	-
Capital Markets	-	70,014,314	-
Commercial Services & Supplies	-	42,351,936	-
Electrical Equipment	103,893,603	55,834,798	-
Insurance	134,274,126	83,473,943	-
Interactive Media & Services	138,970,272	41,573,418	-
Metals & Mining	45,565,081	44,119,871	-
Personal Products	-	58,455,981	-
Pharmaceuticals	57,805,705	50,552,738	-
Semiconductor & Semiconductor Equipment	194,222,827	297,797,545	-
Textiles, Apparel & Luxury Goods	-	79,530,504	-
All Other	1,087,567,639	-	-
Private Placements	-	-	0
Investment Companies	-	50,740,113	-
Investments Purchased with Cash Collateral from Securities Lending	-	33,049,460	-
Total Assets	$1,762,299,253	$1,290,112,298	$0
Janus Investment Fund | 5

Janus Henderson Global Select Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $2,166,477,935)(1)	$2,975,231,870
Affiliated investments, at value (cost $77,185,721)	77,179,681
Cash denominated in foreign currency (cost $20)	20
Trustees' deferred compensation	95,951
Receivables:
Investments sold	22,632,698
Dividends	4,399,429
Foreign tax reclaims	1,419,666
Fund shares sold	450,320
Dividends from affiliates	83,271
Other assets	245,802
Total Assets	3,081,738,708
Liabilities:
Due to custodian	26
Collateral for securities loaned (Note 2)	33,049,460
Payables:
Investments purchased	5,738,338
Advisory fees	1,690,176
Fund shares repurchased	963,212
Transfer agent fees and expenses	443,278
Foreign tax liability	166,024
Trustees' deferred compensation fees	95,951
Professional fees	51,853
Custodian fees	24,102
Trustees' fees and expenses	16,154
Affiliated fund administration fees payable	6,603
12b-1 Distribution and shareholder servicing fees	4,554
Accrued expenses and other payables	180,818
Total Liabilities	42,430,549
Commitments and contingent liabilities (Note 3)
Net Assets	$3,039,308,159
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Global Select Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,018,372,529
Total distributable earnings (loss) (includes $166,024 of foreign capital gains tax)	1,020,935,630
Total Net Assets	$3,039,308,159
Net Assets - Class A Shares	$11,246,606
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	582,546
Net Asset Value Per Share(2)	$19.31
Maximum Offering Price Per Share(3)	$20.49
Net Assets - Class C Shares	$1,590,328
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	89,363
Net Asset Value Per Share(2)	$17.80
Net Assets - Class D Shares	$2,167,667,825
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	113,293,519
Net Asset Value Per Share	$19.13
Net Assets - Class I Shares	$135,070,901
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,031,643
Net Asset Value Per Share	$19.21
Net Assets - Class N Shares	$40,547,123
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,116,132
Net Asset Value Per Share	$19.16
Net Assets - Class R Shares	$1,703,518
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	91,269
Net Asset Value Per Share	$18.66
Net Assets - Class S Shares	$250,499
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,957
Net Asset Value Per Share	$19.33
Net Assets - Class T Shares	$681,231,359
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	35,502,179
Net Asset Value Per Share	$19.19

(1)	Includes $32,131,599 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Select Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$20,379,013
Dividends from affiliates	662,590
Affiliated securities lending income, net	54,865
Unaffiliated securities lending income, net	13,535
Other income	2,061
Foreign withholding tax income	558,557
Total Investment Income	21,670,621
Expenses:
Advisory fees	10,038,229
12b-1 Distribution and shareholder servicing fees:
Class A Shares	14,640
Class C Shares	7,051
Class R Shares	4,237
Class S Shares	353
Transfer agent administrative fees and expenses:
Class D Shares	1,205,197
Class R Shares	2,119
Class S Shares	352
Class T Shares	880,422
Transfer agent networking and omnibus fees:
Class A Shares	3,123
Class C Shares	692
Class I Shares	73,748
Other transfer agent fees and expenses:
Class A Shares	388
Class C Shares	46
Class D Shares	171,178
Class I Shares	2,106
Class N Shares	1,108
Class R Shares	22
Class S Shares	4
Class T Shares	3,477
Professional fees	214,589
Shareholder reports expense	146,389
Custodian fees	86,946
Registration fees	49,110
Affiliated fund administration fees	39,212
Trustees' fees and expenses	36,499
Other expenses	131,543
Total Expenses	13,112,780
Less: Excess Expense Reimbursement and Waivers	(63,654)
Net Expenses	13,049,126
Net Investment Income/(Loss)	8,621,495
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (net of foreign taxes of $4,775,655)	206,358,547
Investments in affiliates	(1,988)
Total Net Realized Gain/(Loss) on Investments	206,356,559
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of decrease in deferred foreign taxes of $4,968,649)	(211,241,457)
Investments in affiliates	(6,040)
Total Change in Unrealized Net Appreciation/Depreciation	(211,247,497)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,730,557
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Global Select Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$8,621,495	$16,820,542
Net realized gain/(loss) on investments	206,356,559	358,503,122
Change in unrealized net appreciation/depreciation	(211,247,497)	47,978,055
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,730,557	423,301,719
Dividends and Distributions to Shareholders:
Class A Shares	(1,115,012)	(1,000,489)
Class C Shares	(131,407)	(82,343)
Class D Shares	(217,413,735)	(191,598,506)
Class I Shares	(12,942,362)	(9,065,981)
Class N Shares	(3,790,240)	(5,000,839)
Class R Shares	(161,044)	(36,729)
Class S Shares	(26,725)	(23,353)
Class T Shares	(68,127,860)	(59,901,072)
Net Decrease from Dividends and Distributions to Shareholders	(303,708,385)	(266,709,312)
Capital Share Transactions:
Class A Shares	615,334	(93,152)
Class C Shares	340,489	407,146
Class D Shares	130,833,326	49,872,178
Class I Shares	19,929,947	16,162,981
Class N Shares	8,806,909	(23,063,485)
Class R Shares	446,026	983,183
Class S Shares	(10,472)	15,691
Class T Shares	39,448,137	14,790,306
Net Increase/(Decrease) from Capital Share Transactions	200,409,696	59,074,848
Net Increase/(Decrease) in Net Assets	(99,568,132)	215,667,255
Net Assets:
Beginning of period	3,138,876,291	2,923,209,036
End of period	$3,039,308,159	$3,138,876,291
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Select Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.35	$20.30	$16.62	$14.17	$19.70	$15.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.08	0.18 (2)	0.16	0.14	0.10
Net realized and unrealized gain/(loss)	(0.04)	2.81	4.93	2.69	(3.38)	4.91
Total from Investment Operations	-	2.89	5.11	2.85	(3.24)	5.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.18)	(0.16)	(0.11)	(0.10)	(0.12)
Distributions (from capital gains)	(1.97)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(2.04)	(1.84)	(1.43)	(0.40)	(2.29)	(0.87)
Net Asset Value, End of Period	$19.31	$21.35	$20.30	$16.62	$14.17	$19.70
Total Return*	(0.01)%	15.25%	32.99%	20.26%	(18.45)%	32.96%
Net Assets, End of Period (in thousands)	$11,247	$11,748	$11,383	$7,207	$5,582	$7,039
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.01%	1.01%	1.02% (3)	1.04%	1.04%	1.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	1.01%	1.02%	1.04%	1.04%	1.03%
Ratio of Net Investment Income/(Loss)	0.37%	0.39%	0.95% (2)	0.95%	0.83%	0.56%
Portfolio Turnover Rate	24%	48%	36%	46%	56%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Global Select Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.85	$19.03	$15.65	$13.42	$18.82	$14.92
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.05)	(0.09)	0.02 (2)	0.01	— (3)	(0.06)
Net realized and unrealized gain/(loss)	(0.03)	2.62	4.66	2.56	(3.21)	4.71
Total from Investment Operations	(0.08)	2.53	4.68	2.57	(3.21)	4.65
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.05)	(0.03)	(0.05)	—	—
Distributions (from capital gains)	(1.97)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(1.97)	(1.71)	(1.30)	(0.34)	(2.19)	(0.75)
Net Asset Value, End of Period	$17.80	$19.85	$19.03	$15.65	$13.42	$18.82
Total Return*	(0.47)%	14.23%	31.98%	19.24%	(19.14)%	31.84%
Net Assets, End of Period (in thousands)	$1,590	$1,398	$922	$721	$564	$586
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.97%	2.09%	2.06% (4)	2.10%	2.16%	2.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.89%	1.91%	1.74%	1.93%	1.87%	1.88%
Ratio of Net Investment Income/(Loss)	(0.48)%	(0.50)%	0.10% (2)	0.07%	0.02%	(0.33)%
Portfolio Turnover Rate	24%	48%	36%	46%	56%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)	Less than $0.005 on a per share basis.
(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Select Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.18	$20.16	$16.51	$14.09	$19.60	$15.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.12	0.20 (2)	0.19	0.18	0.14
Net realized and unrealized gain/(loss)	(0.04)	2.78	4.90	2.67	(3.36)	4.88
Total from Investment Operations	0.02	2.90	5.10	2.86	(3.18)	5.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.22)	(0.18)	(0.15)	(0.14)	(0.14)
Distributions (from capital gains)	(1.97)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(2.07)	(1.88)	(1.45)	(0.44)	(2.33)	(0.89)
Net Asset Value, End of Period	$19.13	$21.18	$20.16	$16.51	$14.09	$19.60
Total Return*	0.07%	15.44%	33.23%	20.49%	(18.25)%	33.28%
Net Assets, End of Period (in thousands)	$2,167,668	$2,251,112	$2,087,821	$1,673,253	$1,459,358	$1,876,374
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%	0.82%	0.82% (3)	0.83%	0.82%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.82%	0.82%	0.83%	0.82%	0.82%
Ratio of Net Investment Income/(Loss)	0.57%	0.60%	1.10% (2)	1.18%	1.04%	0.77%
Portfolio Turnover Rate	24%	48%	36%	46%	56%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Global Select Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.26	$20.23	$16.57	$14.15	$19.68	$15.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.13	0.21 (2)	0.20	0.19	0.16
Net realized and unrealized gain/(loss)	(0.03)	2.79	4.91	2.68	(3.38)	4.89
Total from Investment Operations	0.03	2.92	5.12	2.88	(3.19)	5.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.23)	(0.19)	(0.17)	(0.15)	(0.15)
Distributions (from capital gains)	(1.97)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(2.08)	(1.89)	(1.46)	(0.46)	(2.34)	(0.90)
Net Asset Value, End of Period	$19.21	$21.26	$20.23	$16.57	$14.15	$19.68
Total Return*	0.10%	15.49%	33.20%	20.55%	(18.23)%	33.31%
Net Assets, End of Period (in thousands)	$135,071	$128,127	$103,842	$53,550	$24,004	$22,347
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.80%	0.80% (3)	0.80%	0.77%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.80%	0.80%	0.80%	0.77%	0.77%
Ratio of Net Investment Income/(Loss)	0.60%	0.65%	1.12% (2)	1.24%	1.12%	0.83%
Portfolio Turnover Rate	24%	48%	36%	46%	56%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Select Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.22	$20.20	$16.53	$14.11	$19.64	$15.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.13	0.24 (2)	0.21	0.20	0.17
Net realized and unrealized gain/(loss)	(0.04)	2.80	4.90	2.68	(3.37)	4.88
Total from Investment Operations	0.03	2.93	5.14	2.89	(3.17)	5.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.25)	(0.20)	(0.18)	(0.17)	(0.16)
Distributions (from capital gains)	(1.97)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(2.09)	(1.91)	(1.47)	(0.47)	(2.36)	(0.91)
Net Asset Value, End of Period	$19.16	$21.22	$20.20	$16.53	$14.11	$19.64
Total Return*	0.12%	15.60%	33.47%	20.69%	(18.21)%	33.41%
Net Assets, End of Period (in thousands)	$40,547	$35,479	$58,735	$44,845	$21,395	$26,130
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.69%	0.68% (3)	0.69%	0.69%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.69%	0.68%	0.69%	0.69%	0.68%
Ratio of Net Investment Income/(Loss)	0.71%	0.65%	1.32% (2)	1.26%	1.18%	0.90%
Portfolio Turnover Rate	24%	48%	36%	46%	56%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Global Select Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.75	$19.83	$16.28	$13.88	$19.36	$15.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	(0.02)	0.08 (2)	0.07	0.05	— (3)
Net realized and unrealized gain/(loss)	(0.03)	2.73	4.82	2.64	(3.31)	4.82
Total from Investment Operations	(0.05)	2.71	4.90	2.71	(3.26)	4.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.13)	(0.08)	(0.02)	(0.03)	—
Distributions (from capital gains)	(1.97)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(2.04)	(1.79)	(1.35)	(0.31)	(2.22)	(0.75)
Net Asset Value, End of Period	$18.66	$20.75	$19.83	$16.28	$13.88	$19.36
Total Return*	(0.29)%	14.63%	32.22%	19.62%	(18.89)%	32.19%
Net Assets, End of Period (in thousands)	$1,704	$1,428	$376	$147	$120	$123
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.61%	1.95%	2.98% (4)	3.49%	3.67%	3.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.55%	1.54%	1.56%	1.58%	1.62%	1.60%
Ratio of Net Investment Income/(Loss)	(0.17)%	(0.10)%	0.44% (2)	0.44%	0.27%	(0.02)%
Portfolio Turnover Rate	24%	48%	36%	46%	56%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)	Less than $0.005 on a per share basis.
(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Select Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.37	$20.33	$16.63	$14.21	$19.71	$15.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.01	0.12 (2)	0.13	0.08	0.03
Net realized and unrealized gain/(loss)	(0.04)	2.82	4.94	2.69	(3.39)	4.93
Total from Investment Operations	(0.03)	2.83	5.06	2.82	(3.31)	4.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.13)	(0.09)	(0.11)	—	(0.07)
Distributions (from capital gains)	(1.97)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(2.01)	(1.79)	(1.36)	(0.40)	(2.19)	(0.82)
Net Asset Value, End of Period	$19.33	$21.37	$20.33	$16.63	$14.21	$19.71
Total Return*	(0.16)%	14.89%	32.56%	19.96%	(18.75)%	32.57%
Net Assets, End of Period (in thousands)	$250	$286	$266	$154	$82	$139
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.24%	2.45%	2.75% (3)	2.88%	3.97%	2.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.29%	1.29%	1.32%	1.37%	1.36%
Ratio of Net Investment Income/(Loss)	0.08%	0.04%	0.64% (2)	0.76%	0.42%	0.16%
Portfolio Turnover Rate	24%	48%	36%	46%	56%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Global Select Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.23	$20.20	$16.55	$14.11	$19.63	$15.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.10	0.19 (2)	0.18	0.17	0.13
Net realized and unrealized gain/(loss)	(0.03)	2.79	4.90	2.68	(3.37)	4.88
Total from Investment Operations	0.02	2.89	5.09	2.86	(3.20)	5.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.20)	(0.17)	(0.13)	(0.13)	(0.13)
Distributions (from capital gains)	(1.97)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(2.06)	(1.86)	(1.44)	(0.42)	(2.32)	(0.88)
Net Asset Value, End of Period	$19.19	$21.23	$20.20	$16.55	$14.11	$19.63
Total Return*	0.06%	15.34%	33.06%	20.46%	(18.36)%	33.15%
Net Assets, End of Period (in thousands)	$681,231	$709,299	$659,864	$521,890	$450,713	$587,159
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.93%	0.93%	0.93% (3)	0.93%	0.92%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	0.47%	0.51%	1.01% (2)	1.10%	0.96%	0.68%
Portfolio Turnover Rate	24%	48%	36%	46%	56%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Global Select Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
18 | March 31, 2026

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 19

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
March 31, 2026.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
20 | March 31, 2026

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $1,373,957 of tax reclaims received as well as $172,849 of professional fees due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s
Janus Investment Fund | 21

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition
22 | March 31, 2026

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is
Janus Investment Fund | 23

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of March 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $32,131,599. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2026 is $33,049,460, resulting in the net amount due the counterparty of $917,861.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.81% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
24 | March 31, 2026

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $1,601.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2026.
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Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $279.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,244,143,453	$926,009,981	$(117,741,883)	$808,268,098
26 | March 31, 2026

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	34,866	$709,597	114,738	$2,244,676
Reinvested dividends and distributions	53,955	1,045,116	49,206	941,310
Shares repurchased	(56,579)	(1,139,379)	(174,392)	(3,279,138)
Net Increase/(Decrease)	32,242	$615,334	(10,448)	$(93,152)
Class C Shares:
Shares sold	36,129	$686,855	35,091	$644,546
Reinvested dividends and distributions	7,337	131,407	4,598	82,343
Shares repurchased	(24,561)	(477,773)	(17,685)	(319,743)
Net Increase/(Decrease)	18,905	$340,489	22,004	$407,146
Class D Shares:
Shares sold	907,531	$18,327,471	1,604,578	$30,406,848
Reinvested dividends and distributions	10,931,664	209,778,645	9,786,732	185,458,561
Shares repurchased	(4,822,576)	(97,272,790)	(8,678,116)	(165,993,231)
Net Increase/(Decrease)	7,016,619	$130,833,326	2,713,194	$49,872,178
Class I Shares:
Shares sold	982,029	$19,946,573	2,869,444	$54,484,004
Reinvested dividends and distributions	666,577	12,838,280	472,060	8,978,587
Shares repurchased	(643,096)	(12,854,906)	(2,447,287)	(47,299,610)
Net Increase/(Decrease)	1,005,510	$19,929,947	894,217	$16,162,981
Class N Shares:
Shares sold	541,662	$11,072,352	387,285	$7,457,618
Reinvested dividends and distributions	197,261	3,789,384	263,716	5,000,059
Shares repurchased	(295,016)	(6,054,827)	(1,886,953)	(35,521,162)
Net Increase/(Decrease)	443,907	$8,806,909	(1,235,952)	$(23,063,485)
Class R Shares:
Shares sold	17,256	$351,056	50,629	$997,163
Reinvested dividends and distributions	8,583	161,008	1,955	36,518
Shares repurchased	(3,354)	(66,038)	(2,768)	(50,498)
Net Increase/(Decrease)	22,485	$446,026	49,816	$983,183
Class S Shares:
Shares sold	377	$7,663	6,892	$142,681
Reinvested dividends and distributions	1,376	26,725	820	15,743
Shares repurchased	(2,164)	(44,860)	(7,412)	(142,733)
Net Increase/(Decrease)	(411)	$(10,472)	300	$15,691
Class T Shares:
Shares sold	1,604,159	$32,393,864	2,598,449	$50,340,115
Reinvested dividends and distributions	3,464,190	66,685,665	3,080,109	58,552,881
Shares repurchased	(2,970,269)	(59,631,392)	(4,937,736)	(94,102,690)
Net Increase/(Decrease)	2,098,080	$39,448,137	740,822	$14,790,306
6. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$747,053,174	$872,845,324	$-	$-
Janus Investment Fund | 27

Janus Henderson Global Select Fund
Notes to Financial Statements (unaudited)
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
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Janus Henderson Global Select Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
Janus Investment Fund | 29

Janus Henderson Global Select Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
30 | March 31, 2026

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 31

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
32 | March 31, 2026

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Janus Investment Fund | 33

Janus Henderson Global Select Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
34 | March 31, 2026

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 35

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
36 | March 31, 2026

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 37

Janus Henderson Global Select Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
38 | March 31, 2026

Janus Henderson Global Select Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson Global Select Fund
Notes
40 | March 31, 2026

Janus Henderson Global Select Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93046 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Global Sustainable Equity Fund
Janus Investment Fund

Janus Henderson Global Sustainable Equity Fund

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Common Stocks – 98.3%
Auto Components – 1.8%
Aptive PLC*	20,641	$1,433,311
Banks – 2.3%
Banco Bilbao Vizcaya Argentaria SA	46,488	1,014,526
Erste Group Bank AG	6,877	743,000
		1,757,526
Biotechnology – 3.9%
Argenx SE (ADR)*	3,116	2,275,459
Vertex Pharmaceuticals Inc*	1,743	778,319
		3,053,778
Building Products – 3.9%
Advanced Drainage Systems Inc	6,858	940,437
Cie de Saint-Gobain	14,495	1,192,710
Trane Technologies PLC	2,170	904,326
		3,037,473
Capital Markets – 3.6%
Intercontinental Exchange Inc	9,510	1,495,733
S&P Global Inc	3,162	1,344,925
		2,840,658
Commercial Services & Supplies – 0.5%
Tetra Tech Inc	12,488	376,139
Construction & Engineering – 2.7%
APi Group Corp*	28,089	1,138,166
Stantec Inc	11,508	995,005
		2,133,171
Diversified Financial Services – 2.3%
Mastercard Inc - Class A	3,507	1,752,308
Electrical Equipment – 9.7%
Contemporary Amperex Technology Co Ltd	15,000	1,185,162
Hubbell Inc	2,901	1,423,637
Legrand SA	7,040	1,087,708
NEXTracker Inc - Class A*	6,005	723,903
Prysmian SpA	6,919	808,956
Schneider Electric SE	8,541	2,345,643
		7,575,009
Electronic Equipment, Instruments & Components – 7.3%
Keyence Corp	1,800	637,540
Keysight Technologies Inc*	9,543	2,694,657
TE Connectivity PLC	11,121	2,324,511
		5,656,708
Entertainment – 3.8%
Nintendo Co Ltd	11,200	639,142
Spotify Technology SA*	4,724	2,290,715
		2,929,857
Health Care Providers & Services – 5.4%
Cardinal Health Inc	7,472	1,578,908
McKesson Corp	3,039	2,629,829
		4,208,737
Hotels, Restaurants & Leisure – 1.0%
Hilton Worldwide Holdings Inc	2,666	810,677
Independent Power and Renewable Electricity Producers – 1.7%
Boralex Inc - Class A	49,847	1,313,102
Industrial Conglomerates – 1.0%
Hitachi Ltd	26,400	771,629
Insurance – 6.9%
AIA Group Ltd	159,800	1,795,215
Arthur J Gallagher & Co	9,318	2,018,093
Intact Financial Corp	4,020	728,565
Progressive Corp/The	4,017	796,330
		5,338,203
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks – (continued)
Machinery – 5.5%
Sandvik AB	53,398	$2,041,730
Wabtec Corp	3,758	939,162
Xylem Inc/NY	10,859	1,297,650
		4,278,542
Multiline Retail – 0.5%
MercadoLibre Inc*	233	402,862
Pharmaceuticals – 2.0%
Eli Lilly & Co	1,724	1,585,684
Professional Services – 2.8%
Experian PLC	35,073	1,218,902
Jacobs Solutions Inc	7,389	940,472
		2,159,374
Real Estate Management & Development – 1.5%
CBRE Group Inc*	8,534	1,156,016
Road & Rail – 3.0%
Uber Technologies Inc*	32,409	2,331,179
Semiconductor & Semiconductor Equipment – 17.6%
ASML Holding NV	739	978,037
Disco Corp	600	240,441
KLA Corp	600	883,446
Micron Technology Inc	3,121	1,054,399
NVIDIA Corp	33,792	5,893,325
ON Semiconductor Corp*	17,184	1,064,033
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	10,591	3,579,228
		13,692,909
Software – 5.6%
Microsoft Corp	10,213	3,780,546
SAP SE	3,293	557,210
		4,337,756
Technology Hardware, Storage & Peripherals – 2.0%
Seagate Technology Holdings PLC	4,068	1,593,680
Total Common Stocks (cost $69,106,803)		76,526,288
Investment Companies – 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $1,371,399)	1,371,178	1,371,178
Total Investments (total cost $70,478,202) – 100.1%		77,897,466
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(85,069)
Net Assets – 100%		$77,812,397
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments (unaudited)
March 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$46,730,468	60.0%
France	4,626,061	5.9
Sweden	4,332,445	5.6
Taiwan	3,579,228	4.6
Canada	3,036,672	3.9
Ireland	2,324,511	3.0
Japan	2,288,752	2.9
Belgium	2,275,459	2.9
Hong Kong	1,795,215	2.3
United Kingdom	1,218,902	1.6
China	1,185,162	1.5
Spain	1,014,526	1.3
Netherlands	978,037	1.3
Italy	808,956	1.0
Austria	743,000	1.0
Germany	557,210	0.7
Argentina	402,862	0.5
Total	$77,897,466	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$833,846	$30,602,841	$(30,064,738)	$(550)	$(221)	$1,371,178	1,371,178	$37,665
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Sustainable Equity Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Banks	$-	$1,757,526	$-
Building Products	1,844,763	1,192,710	-
Construction & Engineering	1,138,166	995,005	-
Electrical Equipment	2,147,540	5,427,469	-
Electronic Equipment, Instruments & Components	5,019,168	637,540	-
Entertainment	2,290,715	639,142	-
Independent Power and Renewable Electricity Producers	-	1,313,102	-
Industrial Conglomerates	-	771,629	-
Insurance	2,814,423	2,523,780	-
Machinery	2,236,812	2,041,730	-
Professional Services	940,472	1,218,902	-
Semiconductor & Semiconductor Equipment	12,474,431	1,218,478	-
Software	3,780,546	557,210	-
All Other	21,545,029	-	-
Investment Companies	-	1,371,178	-
Total Assets	$56,232,065	$21,665,401	$-
4  | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $69,106,803)	$76,526,288
Affiliated investments, at value (cost $1,371,399)	1,371,178
Cash denominated in foreign currency (cost $3,612)	3,612
Trustees' deferred compensation	2,456
Receivables:
Fund shares sold	34,266
Dividends	31,723
Dividends from affiliates	7,733
Foreign tax reclaims	5,195
Other assets	159
Total Assets	77,982,610
Liabilities:
Due to custodian	19
Payables:
Professional fees	47,072
Fund shares repurchased	25,312
Advisory fees	21,290
Transfer agent fees and expenses	7,810
Trustees' deferred compensation fees	2,456
Trustees' fees and expenses	302
12b-1 Distribution and shareholder servicing fees	178
Affiliated fund administration fees payable	167
Custodian fees	18
Accrued expenses and other payables	65,589
Total Liabilities	170,213
Commitments and contingent liabilities (Note 3)
Net Assets	$77,812,397
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Sustainable Equity Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$69,226,930
Total distributable earnings (loss)	8,585,467
Total Net Assets	$77,812,397
Net Assets - Class A Shares	$314,443
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,486
Net Asset Value Per Share(1)	$17.01
Maximum Offering Price Per Share(2)	$18.05
Net Assets - Class C Shares	$57,929
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,415
Net Asset Value Per Share(1)	$16.96
Net Assets - Class D Shares	$28,435,348
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,662,937
Net Asset Value Per Share	$17.10
Net Assets - Class I Shares	$46,001,058
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,697,644
Net Asset Value Per Share	$17.05
Net Assets - Class N Shares	$2,035,411
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	118,699
Net Asset Value Per Share	$17.15
Net Assets - Class R Shares	$87,594
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,129
Net Asset Value Per Share	$17.08
Net Assets - Class S Shares	$88,284
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,178
Net Asset Value Per Share	$17.05
Net Assets - Class T Shares	$792,330
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	46,398
Net Asset Value Per Share	$17.08

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$252,744
Dividends from affiliates	37,665
Other income	91
Foreign tax withheld	(4,062)
Total Investment Income	286,438
Expenses:
Advisory fees	244,494
12b-1 Distribution and shareholder servicing fees:
Class A Shares	410
Class C Shares	328
Class R Shares	52
Class S Shares	1
Transfer agent administrative fees and expenses:
Class D Shares	16,009
Class R Shares	114
Class S Shares	114
Class T Shares	994
Transfer agent networking and omnibus fees:
Class A Shares	194
Class C Shares	76
Class I Shares	22,817
Other transfer agent fees and expenses:
Class A Shares	24
Class C Shares	18
Class D Shares	4,200
Class I Shares	377
Class N Shares	135
Class R Shares	7
Class S Shares	3
Class T Shares	28
Non-affiliated fund administration fees	45,313
Registration fees	44,298
Professional fees	31,671
Shareholder reports expense	5,133
Custodian fees	4,287
Affiliated fund administration fees	815
Trustees' fees and expenses	758
Other expenses	15,577
Total Expenses	438,247
Less: Excess Expense Reimbursement and Waivers	(115,621)
Net Expenses	322,626
Net Investment Income/(Loss)	(36,188)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	1,690,086
Investments in affiliates	(550)
Total Net Realized Gain/(Loss) on Investments	1,689,536
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(5,582,035)
Investments in affiliates	(221)
Total Change in Unrealized Net Appreciation/Depreciation	(5,582,256)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(3,928,908)
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Sustainable Equity Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$(36,188)	$47,486
Net realized gain/(loss) on investments	1,689,536	1,353,503
Change in unrealized net appreciation/depreciation	(5,582,256)	3,416,957
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,928,908)	4,817,946
Dividends and Distributions to Shareholders:
Class A Shares	(4,323)	—
Class C Shares	(2,591)	—
Class D Shares	(410,160)	(45,744)
Class I Shares	(343,415)	(4,941)
Class N Shares	(34,144)	(6,324)
Class R Shares	(1,196)	(53)
Class S Shares	(1,283)	(133)
Class T Shares	(9,022)	(423)
Net Decrease from Dividends and Distributions to Shareholders	(806,134)	(57,618)
Capital Share Transactions:
Class A Shares	(777)	(44,681)
Class C Shares	(105,941)	13,168
Class D Shares	(344,556)	(1,102,569)
Class I Shares	25,895,071	17,410,932
Class N Shares	(212,691)	(70,293)
Class R Shares	1,466	5,236
Class S Shares	1,283	133
Class T Shares	95,846	37,782
Net Increase/(Decrease) from Capital Share Transactions	25,329,701	16,249,708
Net Increase/(Decrease) in Net Assets	20,594,659	21,010,036
Net Assets:
Beginning of period	57,217,738	36,207,702
End of period	$77,812,397	$57,217,738
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.11	$16.24	$12.21	$10.37	$14.16	$11.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03) (2)	(0.02)	— (3)	0.04	0.02	0.02
Net realized and unrealized gain/(loss)	(0.84)	1.89	4.04	1.82	(3.67)	3.00
Total from Investment Operations	(0.87)	1.87	4.04	1.86	(3.65)	3.02
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.01)	(0.02)	(0.01)	(0.03)
Distributions (from capital gains)	(0.23)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	(0.23)	—	(0.01)	(0.02)	(0.14)	(0.04)
Net Asset Value, End of Period	$17.01	$18.11	$16.24	$12.21	$10.37	$14.16
Total Return*	(4.82)%	11.51%	33.14%	17.98%	(26.05)%	27.05%
Net Assets, End of Period (in thousands)	$314	$335	$346	$259	$182	$181
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.44%	2.92%	2.99%	3.19%	3.18%	4.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.23%	1.22%	1.23%	1.17%	1.05%	1.06%
Ratio of Net Investment Income/(Loss)	(0.35)% (2)	(0.15)%	(0.02)%	0.34%	0.15%	0.12%
Portfolio Turnover Rate	31%	37%	25%	20%	33%	12%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Progressive Corp/The in January 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.02 and 0.23%, respectively.

(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.08	$16.23	$12.20	$10.39	$14.13	$11.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.05) (2)	(0.04)	(0.01)	0.04	0.07	(0.01)
Net realized and unrealized gain/(loss)	(0.84)	1.89	4.04	1.83	(3.68)	3.01
Total from Investment Operations	(0.89)	1.85	4.03	1.87	(3.61)	3.00
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.06)	— (3)	(0.02)
Distributions (from capital gains)	(0.23)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	(0.23)	—	—	(0.06)	(0.13)	(0.03)
Net Asset Value, End of Period	$16.96	$18.08	$16.23	$12.20	$10.39	$14.13
Total Return*	(4.94)%	11.40%	33.03%	18.02%	(25.79)%	26.91%
Net Assets, End of Period (in thousands)	$58	$168	$138	$104	$61	$77
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.61%	4.21%	4.53%	5.48%	5.34%	6.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.35%	1.31%	1.20%	0.59%	1.19%
Ratio of Net Investment Income/(Loss)	(0.57)% (2)	(0.26)%	(0.10)%	0.34%	0.57%	(0.04)%
Portfolio Turnover Rate	31%	37%	25%	20%	33%	12%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Progressive Corp/The in January 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.02 and 0.23%, respectively.

(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.20	$16.30	$12.26	$10.40	$14.20	$11.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01) (2)	0.02	0.03	0.06	0.02	0.02
Net realized and unrealized gain/(loss)	(0.84)	1.91	4.05	1.83	(3.68)	3.01
Total from Investment Operations	(0.85)	1.93	4.08	1.89	(3.66)	3.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.03)	(0.04)	(0.03)	(0.01)	—
Distributions (from capital gains)	(0.23)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	(0.25)	(0.03)	(0.04)	(0.03)	(0.14)	(0.01)
Net Asset Value, End of Period	$17.10	$18.20	$16.30	$12.26	$10.40	$14.20
Total Return*	(4.71)%	11.84%	33.39%	18.16%	(26.02)%	27.15%
Net Assets, End of Period (in thousands)	$28,435	$30,631	$28,676	$22,473	$20,664	$23,921
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.31%	1.79%	1.84%	1.93%	1.71%	1.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	0.99%	1.00%	1.01%	1.00%	1.00%
Ratio of Net Investment Income/(Loss)	(0.11)% (2)	0.10%	0.21%	0.48%	0.16%	0.18%
Portfolio Turnover Rate	31%	37%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Progressive Corp/The in January 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.02 and 0.23%, respectively.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.14	$16.23	$12.20	$10.39	$14.19	$11.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01) (2)	0.04	0.03	0.05	0.02	0.04
Net realized and unrealized gain/(loss)	(0.85)	1.89	4.04	1.83	(3.66)	3.00
Total from Investment Operations	(0.86)	1.93	4.07	1.88	(3.64)	3.04
Less Dividends and Distributions:
Dividends (from net investment income)	— (3)	(0.02)	(0.04)	(0.07)	(0.03)	(0.03)
Distributions (from capital gains)	(0.23)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	(0.23)	(0.02)	(0.04)	(0.07)	(0.16)	(0.04)
Net Asset Value, End of Period	$17.05	$18.14	$16.23	$12.20	$10.39	$14.19
Total Return*	(4.73)%	11.88%	33.42%	18.10%	(25.97)%	27.25%
Net Assets, End of Period (in thousands)	$46,001	$22,771	$4,049	$2,678	$3,991	$11,353
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.32%	1.66%	1.89%	1.98%	1.57%	1.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	0.96%	1.01%	1.01%	0.92%	0.87%
Ratio of Net Investment Income/(Loss)	(0.11)% (2)	0.21%	0.20%	0.44%	0.11%	0.29%
Portfolio Turnover Rate	31%	37%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Progressive Corp/The in January 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.02 and 0.23%, respectively.

(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.25	$16.35	$12.29	$10.43	$14.23	$11.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	— (2),(3)	0.04	0.05	0.08	0.04	0.05
Net realized and unrealized gain/(loss)	(0.84)	1.91	4.07	1.83	(3.69)	3.00
Total from Investment Operations	(0.84)	1.95	4.12	1.91	(3.65)	3.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.05)	(0.06)	(0.05)	(0.02)	—
Distributions (from capital gains)	(0.23)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	(0.26)	(0.05)	(0.06)	(0.05)	(0.15)	(0.01)
Net Asset Value, End of Period	$17.15	$18.25	$16.35	$12.29	$10.43	$14.23
Total Return*	(4.62)%	11.94%	33.62%	18.33%	(25.93)%	27.30%
Net Assets, End of Period (in thousands)	$2,035	$2,379	$2,210	$1,494	$1,250	$1,449
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.29%	1.76%	1.82%	1.97%	1.73%	2.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.86%	0.87%	0.86%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	0.01% (2)	0.22%	0.35%	0.64%	0.31%	0.33%
Portfolio Turnover Rate	31%	37%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Progressive Corp/The in January 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.02 and 0.23%, respectively.

(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021(1)
Net Asset Value, Beginning of Period	$18.17	$16.29	$12.22	$10.40	$14.13	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.02) (3)	(0.01)	0.02	0.06	0.08	(0.03)
Net realized and unrealized gain/(loss)	(0.84)	1.90	4.05	1.83	(3.68)	1.08
Total from Investment Operations	(0.86)	1.89	4.07	1.89	(3.60)	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	— (4)	(0.01)	—	(0.07)	—	—
Distributions (from capital gains)	(0.23)	—	—	—	(0.13)	—
Total Dividends and Distributions	(0.23)	(0.01)	—	(0.07)	(0.13)	—
Net Asset Value, End of Period	$17.08	$18.17	$16.29	$12.22	$10.40	$14.13
Total Return*	(4.73)%	11.62%	33.31%	18.21%	(25.72)%	8.03%
Net Assets, End of Period (in thousands)	$88	$92	$77	$51	$40	$54
Ratios to Average Net Assets**:
Ratio of Gross Expenses	4.83%	5.68%	6.58%	8.16%	7.35%	7.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.12%	1.08%	1.01%	0.57%	1.46%
Ratio of Net Investment Income/(Loss)	(0.25)% (3)	(0.03)%	0.13%	0.50%	0.59%	(0.27)%
Portfolio Turnover Rate	31%	37%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from January 28, 2021 (inception date) through September 30, 2021.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Progressive Corp/The in January 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.02 and 0.23%, respectively.

(4)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.15	$16.26	$12.20	$10.37	$14.15	$11.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01) (2)	0.02	0.03	0.06	0.04	— (3)
Net realized and unrealized gain/(loss)	(0.84)	1.90	4.04	1.83	(3.68)	3.01
Total from Investment Operations	(0.85)	1.92	4.07	1.89	(3.64)	3.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.03)	(0.01)	(0.06)	(0.01)	(0.02)
Distributions (from capital gains)	(0.23)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	(0.25)	(0.03)	(0.01)	(0.06)	(0.14)	(0.03)
Net Asset Value, End of Period	$17.05	$18.15	$16.26	$12.20	$10.37	$14.15
Total Return*	(4.71)%	11.80%	33.38%	18.29%	(25.98)%	27.05%
Net Assets, End of Period (in thousands)	$88	$93	$83	$62	$53	$71
Ratios to Average Net Assets**:
Ratio of Gross Expenses	4.68%	5.44%	5.96%	6.82%	6.24%	6.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	0.99%	1.00%	0.99%	0.83%	1.11%
Ratio of Net Investment Income/(Loss)	(0.11)% (2)	0.10%	0.21%	0.50%	0.32%	0.03%
Portfolio Turnover Rate	31%	37%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Progressive Corp/The in January 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.02 and 0.23%, respectively.

(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.17	$16.28	$12.24	$10.38	$14.18	$11.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02) (2)	(—) (3)	0.01	0.05	0.01	0.01
Net realized and unrealized gain/(loss)	(0.84)	1.90	4.06	1.83	(3.68)	3.01
Total from Investment Operations	(0.86)	1.90	4.07	1.88	(3.67)	3.02
Less Dividends and Distributions:
Dividends (from net investment income)	— (3)	(0.01)	(0.03)	(0.02)	— (3)	(0.01)
Distributions (from capital gains)	(0.23)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	(0.23)	(0.01)	(0.03)	(0.02)	(0.13)	(0.02)
Net Asset Value, End of Period	$17.08	$18.17	$16.28	$12.24	$10.38	$14.18
Total Return*	(4.74)%	11.68%	33.30%	18.08%	(26.12)%	27.02%
Net Assets, End of Period (in thousands)	$792	$749	$629	$597	$540	$697
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.79%	2.31%	2.38%	2.44%	2.25%	2.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.10%	1.11%	1.09%	1.09%	1.09%
Ratio of Net Investment Income/(Loss)	(0.20)% (2)	(0.01)%	0.10%	0.39%	0.05%	0.10%
Portfolio Turnover Rate	31%	37%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from
Progressive Corp/The in January 2026. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net
Investment Income/(Loss) to Average Net Assets is $0.02 and 0.23%, respectively.

(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Global Sustainable Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 17

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
18 | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 19

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
20 | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.75
Over $2 Billion	0.70
The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.85% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may
Janus Investment Fund | 21

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
22 | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $4.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2026.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2026.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
Janus Investment Fund | 23

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
As of March 31, 2026, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	-	-
Class R Shares	77	- *
Class S Shares	100	- *
Class T Shares	-	-

*Less than 0.50%
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$71,069,512	$9,696,231	$(2,868,277)	$6,827,954
24 | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	32	$566	1,766	$30,874
Reinvested dividends and distributions	247	4,323	-	-
Shares repurchased	(315)	(5,666)	(4,522)	(75,555)
Net Increase/(Decrease)	(36)	$(777)	(2,756)	$(44,681)
Class C Shares:
Shares sold	1,838	$32,900	770	$13,168
Reinvested dividends and distributions	149	2,591	-	-
Shares repurchased	(7,866)	(141,432)	-	-
Net Increase/(Decrease)	(5,879)	$(105,941)	770	$13,168
Class D Shares:
Shares sold	162,743	$2,910,637	343,599	$5,675,241
Reinvested dividends and distributions	22,846	401,177	2,758	44,837
Shares repurchased	(205,686)	(3,656,370)	(422,296)	(6,822,647)
Net Increase/(Decrease)	(20,097)	$(344,556)	(75,939)	$(1,102,569)
Class I Shares:
Shares sold	1,700,406	$30,375,552	1,154,656	$19,875,216
Reinvested dividends and distributions	15,863	277,767	305	4,941
Shares repurchased	(273,898)	(4,758,248)	(149,103)	(2,469,225)
Net Increase/(Decrease)	1,442,371	$25,895,071	1,005,858	$17,410,932
Class N Shares:
Shares sold	2,105	$37,939	15,568	$264,566
Reinvested dividends and distributions	1,940	34,144	388	6,324
Shares repurchased	(15,666)	(284,774)	(20,798)	(341,183)
Net Increase/(Decrease)	(11,621)	$(212,691)	(4,842)	$(70,293)
Class R Shares:
Shares sold	17	$323	325	$5,236
Reinvested dividends and distributions	68	1,196	3	53
Shares repurchased	(3)	(53)	(3)	(53)
Net Increase/(Decrease)	82	$1,466	325	$5,236
Class S Shares:
Shares sold	-	$-	-	$-
Reinvested dividends and distributions	73	1,283	9	133
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	73	$1,283	9	$133
Class T Shares:
Shares sold	29,319	$510,742	34,659	$556,741
Reinvested dividends and distributions	514	9,022	26	423
Shares repurchased	(24,648)	(423,918)	(32,103)	(519,382)
Net Increase/(Decrease)	5,185	$95,846	2,582	$37,782
6. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$43,936,726	$19,987,611	$-	$-
Janus Investment Fund | 25

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements (unaudited)
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
26 | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
Janus Investment Fund | 27

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 35

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
36 | March 31, 2026

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93086 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Global Technology and Innovation Fund
Janus Investment Fund

Janus Henderson Global Technology and Innovation Fund

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 97.8%
Capital Markets – 0.2%
Coinbase Global Inc - Class A*	111,287	$19,431,823
Communications Equipment – 1.6%
Arista Networks Inc*	413,940	50,823,553
Lumentum Holdings Inc*	109,474	76,933,948
		127,757,501
Electrical Equipment – 1.3%
Forgent Power Solutions Inc*	1,257,952	36,820,255
GE Vernova Inc	70,304	61,368,362
		98,188,617
Electronic Equipment, Instruments & Components – 1.8%
Amphenol Corp	1,103,251	139,395,764
Entertainment – 0.3%
Spotify Technology SA*	42,941	20,822,520
Hotels, Restaurants & Leisure – 0.7%
DoorDash Inc - Class A*	343,750	51,614,062
Information Technology Services – 2.2%
Cloudflare Inc - Class A*	161,896	33,405,621
Shopify Inc*	375,649	44,559,484
Snowflake Inc - Class A*	621,607	93,750,768
		171,715,873
Interactive Media & Services – 5.4%
Alphabet Inc - Class C	808,159	231,828,491
Meta Platforms Inc - Class A	243,748	139,455,543
Tencent Holdings Ltd (ADR)	868,767	54,923,450
		426,207,484
Multiline Retail – 3.9%
Amazon.com Inc*	989,901	206,166,681
MercadoLibre Inc*	58,783	101,636,983
		307,803,664
Semiconductor & Semiconductor Equipment – 54.0%
Analog Devices Inc	432,015	137,441,252
ARM Holdings PLC (ADR)*	603,953	91,366,010
ASML Holding NV	133,467	176,638,195
Broadcom Inc	1,531,272	473,943,997
KLA Corp	167,888	247,199,970
Lam Research Corp	1,360,076	290,593,838
Micron Technology Inc	382,883	129,353,193
Nova Ltd*	19,309	8,385,512
NVIDIA Corp	7,261,095	1,266,334,968
SK Hynix Inc	252,763	137,516,342
Taiwan Semiconductor Manufacturing Co Ltd	22,562,000	1,272,141,567
		4,230,914,844
Software – 17.5%
AppLovin Corp - Class A*	194,189	77,287,222
Cadence Design Systems Inc*	569,937	158,368,394
Datadog Inc - Class A*	479,165	56,565,428
Guidewire Software Inc*	237,821	35,568,509
Intuit Inc	248,992	107,659,161
Microsoft Corp	1,628,981	602,999,897
Nebius Group NV*,#	869,840	90,254,598
Oracle Corp	294,232	43,284,470
Palantir Technologies Inc - Class A*	695,456	101,731,304
Samsara Inc - Class A*	840,619	26,639,216
ServiceTitan Inc - Class A*	595,676	37,801,599
Tyler Technologies Inc*	65,980	22,590,232
Via Transportation Inc - Class A*	754,439	11,316,585
		1,372,066,615
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 7.8%
Apple Inc	1,517,670	$385,169,469
Samsung Electronics Co Ltd	1,987,275	223,296,284
		608,465,753
Wireless Telecommunication Services – 1.1%
SoftBank Group Corp	3,590,600	86,305,119
Total Common Stocks (cost $4,105,841,946)		7,660,689,639
Private Placements – 0.2%
Professional Services – 0.2%
Apartment List Inc*,¢,§	3,783,673	16,383,304
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§	18,847	0
Total Private Placements (cost $22,982,020)		16,383,304
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $986,182)	333,275	25,396
Investment Companies – 2.1%
Money Markets – 2.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $162,813,981)	162,813,981	162,813,981
Investments Purchased with Cash Collateral from Securities Lending – 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	44,270,507	44,270,507
Time Deposits – 0.1%
Royal Bank of Canada, 3.6500%, 4/1/26	$11,067,627	11,067,627
Total Investments Purchased with Cash Collateral from Securities Lending (cost $55,338,134)		55,338,134
Total Investments (total cost $4,347,962,263) – 100.8%		7,895,250,454
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(59,685,025)
Net Assets – 100%		$7,835,565,429

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,678,745,004	71.9%
Taiwan	1,272,141,567	16.1
South Korea	360,812,626	4.6
Netherlands	266,892,793	3.4
Argentina	101,636,983	1.3
Japan	86,305,119	1.1
China	54,923,450	0.7
Canada	44,559,484	0.6
Sweden	20,822,520	0.2
Israel	8,385,512	0.1
Singapore	25,396	0.0
Total	$7,895,250,454	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments (unaudited)
March 31, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$73,501,454	$961,370,438	$(872,051,778)	$(6,133)	$-	$162,813,981	162,813,981	$750,356
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	-	357,540,683	(313,270,176)	-	-	44,270,507	44,270,507	50,002 ∆
Total Affiliated Investments - 2.7%
	$73,501,454	$1,318,911,121	$(1,185,321,954)	$(6,133)	$-	$207,084,488	207,084,488	$800,358

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$60,921,854	$—	$(60,921,854)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Global Technology and Innovation Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2026 is $16,383,304, which represents 0.2% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2026)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$13,821,757	$16,383,304	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Total		$22,982,020	$16,383,304	0.2%
The Fund has registration rights for certain restricted securities held as of March 31, 2026. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Semiconductor & Semiconductor Equipment	$2,644,618,740	$1,586,296,104	$-
Technology Hardware, Storage & Peripherals	385,169,469	223,296,284	-
Wireless Telecommunication Services	-	86,305,119	-
All Other	2,735,003,923	-	-
Private Placements	-	-	16,383,304
Warrants	25,396	-	-
Investment Companies	-	162,813,981	-
Investments Purchased with Cash Collateral from Securities Lending	-	55,338,134	-
Total Assets	$5,764,817,528	$2,114,049,622	$16,383,304
4  |

Janus Henderson Global Technology and Innovation Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $4,140,877,775)(1)	$7,688,165,966
Affiliated investments, at value (cost $207,084,488)	207,084,488
Cash denominated in foreign currency (cost $18)	18
Trustees' deferred compensation	247,456
Receivables:
Dividends	5,185,673
Fund shares sold	2,191,046
Dividends from affiliates	142,937
Foreign tax reclaims	112,116
Other assets	41,625
Total Assets	7,903,171,325
Liabilities:
Due to custodian	4,324
Collateral for securities loaned (Note 2)	55,338,134
Payables:
Fund shares repurchased	5,403,772
Advisory fees	4,462,285
Transfer agent fees and expenses	1,082,105
Trustees' deferred compensation fees	247,456
12b-1 Distribution and shareholder servicing fees	136,834
Professional fees	54,252
Trustees' fees and expenses	44,904
Custodian fees	26,157
Affiliated fund administration fees payable	17,430
Accrued expenses and other payables	788,243
Total Liabilities	67,605,896
Commitments and contingent liabilities (Note 3)
Net Assets	$7,835,565,429
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Technology and Innovation Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,155,398,015
Total distributable earnings (loss)	3,680,167,414
Total Net Assets	$7,835,565,429
Net Assets - Class A Shares	$312,847,626
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,184,821
Net Asset Value Per Share(2)	$60.34
Maximum Offering Price Per Share(3)	$64.02
Net Assets - Class C Shares	$66,514,385
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,414,850
Net Asset Value Per Share(2)	$47.01
Net Assets - Class D Shares	$3,841,519,867
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	60,074,224
Net Asset Value Per Share	$63.95
Net Assets - Class I Shares	$1,259,800,302
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	19,358,777
Net Asset Value Per Share	$65.08
Net Assets - Class N Shares	$374,885,255
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,833,387
Net Asset Value Per Share	$64.27
Net Assets - Class S Shares	$33,073,754
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	575,509
Net Asset Value Per Share	$57.47
Net Assets - Class T Shares	$1,946,924,240
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	31,067,418
Net Asset Value Per Share	$62.67

(1)	Includes $60,921,854 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Global Technology and Innovation Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$21,449,318
Dividends from affiliates	750,356
Affiliated securities lending income, net	50,002
Unaffiliated securities lending income, net	13,613
Other income	4,288
Foreign tax withheld	(1,935,461)
Total Investment Income	20,332,116
Expenses:
Advisory fees	27,530,047
12b-1 Distribution and shareholder servicing fees:
Class A Shares	430,512
Class C Shares	331,148
Class S Shares	44,332
Transfer agent administrative fees and expenses:
Class D Shares	2,251,217
Class S Shares	44,351
Class T Shares	2,711,701
Transfer agent networking and omnibus fees:
Class A Shares	108,954
Class C Shares	26,261
Class I Shares	671,999
Other transfer agent fees and expenses:
Class A Shares	10,701
Class C Shares	2,077
Class D Shares	141,114
Class I Shares	20,368
Class N Shares	11,200
Class S Shares	130
Class T Shares	7,530
Custodian fees	265,811
Shareholder reports expense	184,268
Affiliated fund administration fees	107,539
Trustees' fees and expenses	104,725
Registration fees	77,070
Professional fees	59,297
Other expenses	254,838
Total Expenses	35,397,190
Less: Excess Expense Reimbursement and Waivers	(139,733)
Net Expenses	35,257,457
Net Investment Income/(Loss)	(14,925,341)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	222,999,629
Investments in affiliates	(6,133)
Total Net Realized Gain/(Loss) on Investments	222,993,496
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(732,789,315)
Total Change in Unrealized Net Appreciation/Depreciation	(732,789,315)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(524,721,160)
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Technology and Innovation Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$(14,925,341)	$(21,862,927)
Net realized gain/(loss) on investments	222,993,496	1,111,155,662
Change in unrealized net appreciation/depreciation	(732,789,315)	822,654,616
Net Increase/(Decrease) in Net Assets Resulting from Operations	(524,721,160)	1,911,947,351
Dividends and Distributions to Shareholders:
Class A Shares	(43,990,313)	(34,925,939)
Class C Shares	(12,303,367)	(9,789,485)
Class D Shares	(502,273,977)	(376,389,101)
Class I Shares	(163,004,757)	(115,886,597)
Class N Shares	(48,686,621)	(33,629,155)
Class S Shares	(4,710,851)	(3,844,547)
Class T Shares	(267,723,511)	(207,497,972)
Net Decrease from Dividends and Distributions to Shareholders	(1,042,693,397)	(781,962,796)
Capital Share Transactions:
Class A Shares	25,765,796	(3,658,515)
Class C Shares	1,357,937	(1,831,690)
Class D Shares	358,955,153	180,585,014
Class I Shares	115,645,809	126,414,497
Class N Shares	47,014,259	31,095,256
Class S Shares	2,090,265	168,448
Class T Shares	107,906,828	51,311,560
Net Increase/(Decrease) from Capital Share Transactions	658,736,047	384,084,570
Net Increase/(Decrease) in Net Assets	(908,678,510)	1,514,069,125
Net Assets:
Beginning of period	8,744,243,939	7,230,174,814
End of period	$7,835,565,429	$8,744,243,939
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$73.53	$64.39	$43.62	$31.58	$59.21	$50.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.17)	(0.28)	(0.20)	(0.12)	(0.22)	(0.27)
Net realized and unrealized gain/(loss)	(3.79)	16.69	21.37	12.16	(18.76)	13.83
Total from Investment Operations	(3.96)	16.41	21.17	12.04	(18.98)	13.56
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.80)
Net Asset Value, End of Period	$60.34	$73.53	$64.39	$43.62	$31.58	$59.21
Total Return*	(6.36)%	27.59%	48.85%	38.13%	(37.50)%	28.19%
Net Assets, End of Period (in thousands)	$312,848	$352,222	$313,262	$213,742	$182,141	$319,194
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	1.00%	0.98%	1.00%	0.99%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	1.00%	0.98%	1.00%	0.99%	0.98%
Ratio of Net Investment Income/(Loss)	(0.51)%	(0.45)%	(0.36)%	(0.31)%	(0.49)%	(0.47)%
Portfolio Turnover Rate	27%	49%	30%	43%	47%	43%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$59.46	$53.70	$36.71	$26.76	$51.77	$44.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.30)	(0.59)	(0.52)	(0.33)	(0.42)	(0.56)
Net realized and unrealized gain/(loss)	(2.92)	13.62	17.91	10.28	(15.94)	12.22
Total from Investment Operations	(3.22)	13.03	17.39	9.95	(16.36)	11.66
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.80)
Net Asset Value, End of Period	$47.01	$59.46	$53.70	$36.71	$26.76	$51.77
Total Return*	(6.65)%	26.69%	47.75%	37.18%	(37.88)%	27.37%
Net Assets, End of Period (in thousands)	$66,514	$82,124	$75,671	$56,246	$50,614	$101,860
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.60%	1.70%	1.73%	1.68%	1.58%	1.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.60%	1.70%	1.73%	1.68%	1.58%	1.64%
Ratio of Net Investment Income/(Loss)	(1.13)%	(1.14)%	(1.11)%	(0.99)%	(1.09)%	(1.13)%
Portfolio Turnover Rate	27%	49%	30%	43%	47%	43%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$77.31	$67.23	$45.44	$32.83	$61.11	$51.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.11)	(0.17)	(0.10)	(0.05)	(0.14)	(0.16)
Net realized and unrealized gain/(loss)	(4.02)	17.52	22.29	12.66	(19.49)	14.23
Total from Investment Operations	(4.13)	17.35	22.19	12.61	(19.63)	14.07
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	(0.05)
Distributions (from capital gains)	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.85)
Net Asset Value, End of Period	$63.95	$77.31	$67.23	$45.44	$32.83	$61.11
Total Return*	(6.26)%	27.84%	49.14%	38.41%	(37.39)%	28.43%
Net Assets, End of Period (in thousands)	$3,841,520	$4,241,507	$3,506,928	$2,401,660	$1,794,752	$3,058,182
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.81%	0.78%	0.80%	0.80%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.81%	0.78%	0.80%	0.80%	0.79%
Ratio of Net Investment Income/(Loss)	(0.31)%	(0.25)%	(0.17)%	(0.11)%	(0.30)%	(0.29)%
Portfolio Turnover Rate	27%	49%	30%	43%	47%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.51	$68.15	$46.05	$33.25	$61.76	$52.40
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.11)	(0.15)	(0.08)	(0.03)	(0.12)	(0.14)
Net realized and unrealized gain/(loss)	(4.09)	17.78	22.58	12.83	(19.74)	14.38
Total from Investment Operations	(4.20)	17.63	22.50	12.80	(19.86)	14.24
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	(0.08)
Distributions (from capital gains)	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.88)
Net Asset Value, End of Period	$65.08	$78.51	$68.15	$46.05	$33.25	$61.76
Total Return*	(6.25)%	27.88%	49.17%	38.50%	(37.36)%	28.48%
Net Assets, End of Period (in thousands)	$1,259,800	$1,391,587	$1,081,199	$773,769	$644,388	$1,189,917
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.78%	0.75%	0.76%	0.76%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.78%	0.75%	0.76%	0.76%	0.75%
Ratio of Net Investment Income/(Loss)	(0.29)%	(0.22)%	(0.13)%	(0.07)%	(0.26)%	(0.24)%
Portfolio Turnover Rate	27%	49%	30%	43%	47%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$77.61	$67.39	$45.50	$32.83	$61.03	$51.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.07)	(0.09)	(0.03)	0.01	(0.08)	(0.09)
Net realized and unrealized gain/(loss)	(4.04)	17.58	22.32	12.66	(19.47)	14.21
Total from Investment Operations	(4.11)	17.49	22.29	12.67	(19.55)	14.12
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	(0.10)
Distributions (from capital gains)	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.90)
Net Asset Value, End of Period	$64.27	$77.61	$67.39	$45.50	$32.83	$61.03
Total Return*	(6.20)%	27.99%	49.30%	38.59%	(37.29)%	28.59%
Net Assets, End of Period (in thousands)	$374,885	$401,343	$317,317	$173,761	$115,297	$175,740
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.69%	0.66%	0.67%	0.67%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.69%	0.66%	0.67%	0.67%	0.67%
Ratio of Net Investment Income/(Loss)	(0.19)%	(0.13)%	(0.04)%	0.01%	(0.17)%	(0.16)%
Portfolio Turnover Rate	27%	49%	30%	43%	47%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$70.53	$62.14	$42.19	$30.59	$57.73	$49.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.22)	(0.39)	(0.30)	(0.18)	(0.29)	(0.36)
Net realized and unrealized gain/(loss)	(3.61)	16.05	20.65	11.78	(18.20)	13.51
Total from Investment Operations	(3.83)	15.66	20.35	11.60	(18.49)	13.15
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.80)
Net Asset Value, End of Period	$57.47	$70.53	$62.14	$42.19	$30.59	$57.73
Total Return*	(6.45)%	27.36%	48.57%	37.92%	(37.63)%	27.95%
Net Assets, End of Period (in thousands)	$33,074	$37,954	$33,266	$23,734	$17,985	$27,069
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.17%	1.19%	1.17%	1.18%	1.18%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.19%	1.17%	1.18%	1.17%	1.17%
Ratio of Net Investment Income/(Loss)	(0.69)%	(0.64)%	(0.55)%	(0.48)%	(0.68)%	(0.66)%
Portfolio Turnover Rate	27%	49%	30%	43%	47%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$75.99	$66.27	$44.85	$32.43	$60.53	$51.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.15)	(0.24)	(0.16)	(0.09)	(0.19)	(0.23)
Net realized and unrealized gain/(loss)	(3.94)	17.23	21.98	12.51	(19.26)	14.11
Total from Investment Operations	(4.09)	16.99	21.82	12.42	(19.45)	13.88
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	(0.02)
Distributions (from capital gains)	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(9.23)	(7.27)	(0.40)	—	(8.65)	(4.82)
Net Asset Value, End of Period	$62.67	$75.99	$66.27	$44.85	$32.43	$60.53
Total Return*	(6.32)%	27.69%	48.97%	38.30%	(37.45)%	28.26%
Net Assets, End of Period (in thousands)	$1,946,924	$2,237,505	$1,902,533	$1,290,671	$1,045,715	$1,958,570
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.93%	0.91%	0.92%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.92%	0.90%	0.90%	0.90%	0.91%
Ratio of Net Investment Income/(Loss)	(0.43)%	(0.37)%	(0.28)%	(0.21)%	(0.41)%	(0.40)%
Portfolio Turnover Rate	27%	49%	30%	43%	47%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Global Technology and Innovation Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”)
to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | March 31, 2026

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
March 31, 2026.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
18 | March 31, 2026

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Janus Investment Fund | 19

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt
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Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of March 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $60,921,854. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2026 is $55,338,134, resulting in the net amount due to the counterparty of $5,583,720.
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Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.71% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee
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Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $17,156.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class A Shares paid CDSCs of $142 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $3,497.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability,
Janus Investment Fund | 23

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
“Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$4,353,271,771	$3,774,879,219	$(232,900,536)	$3,541,978,683
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Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	384,920	$26,299,697	601,424	$38,071,634
Reinvested dividends and distributions	595,008	38,907,555	483,652	29,991,241
Shares repurchased	(585,187)	(39,441,456)	(1,160,163)	(71,721,390)
Net Increase/(Decrease)	394,741	$25,765,796	(75,087)	$(3,658,515)
Class C Shares:
Shares sold	97,357	$5,193,155	250,562	$12,552,406
Reinvested dividends and distributions	232,784	11,883,599	185,989	9,379,444
Shares repurchased	(296,365)	(15,718,817)	(464,643)	(23,763,540)
Net Increase/(Decrease)	33,776	$1,357,937	(28,092)	$(1,831,690)
Class D Shares:
Shares sold	1,607,757	$116,122,484	3,738,942	$245,022,221
Reinvested dividends and distributions	6,954,235	481,580,812	5,580,015	363,258,985
Shares repurchased	(3,349,905)	(238,748,143)	(6,619,102)	(427,696,192)
Net Increase/(Decrease)	5,212,087	$358,955,153	2,699,855	$180,585,014
Class I Shares:
Shares sold	2,134,531	$154,782,299	4,644,643	$309,377,725
Reinvested dividends and distributions	2,123,434	149,638,371	1,617,521	106,901,939
Shares repurchased	(2,623,853)	(188,774,861)	(4,402,105)	(289,865,167)
Net Increase/(Decrease)	1,634,112	$115,645,809	1,860,059	$126,414,497
Class N Shares:
Shares sold	817,328	$59,955,910	1,522,984	$101,450,470
Reinvested dividends and distributions	678,721	47,218,652	504,414	32,933,209
Shares repurchased	(833,774)	(60,160,303)	(1,564,875)	(103,288,423)
Net Increase/(Decrease)	662,275	$47,014,259	462,523	$31,095,256
Class S Shares:
Shares sold	100,528	$6,395,498	124,013	$7,676,568
Reinvested dividends and distributions	75,603	4,710,851	64,538	3,844,547
Shares repurchased	(138,777)	(9,016,084)	(185,717)	(11,352,667)
Net Increase/(Decrease)	37,354	$2,090,265	2,834	$168,448
Class T Shares:
Shares sold	1,927,139	$136,920,057	4,057,633	$266,267,045
Reinvested dividends and distributions	3,864,353	262,350,892	3,175,799	203,378,187
Shares repurchased	(4,168,693)	(291,364,121)	(6,498,480)	(418,333,672)
Net Increase/(Decrease)	1,622,799	$107,906,828	734,952	$51,311,560
6. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,283,772,716	$2,764,199,397	$-	$-
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
Janus Investment Fund | 25

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements (unaudited)
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
26 | March 31, 2026

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
Janus Investment Fund | 27

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 35

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
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Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93047 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Growth and Income Fund
Janus Investment Fund

Janus Henderson Growth and Income Fund

Janus Henderson Growth and Income Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 3.2%
General Electric Co	318,591	$90,406,568
Lockheed Martin Corp	106,671	64,470,886
Raytheon Technologies Corp	461,814	89,083,920
		243,961,374
Airlines – 0.8%
Delta Air Lines Inc	865,233	57,520,690
Banks – 3.4%
JPMorgan Chase & Co	636,213	187,148,416
PNC Financial Services Group Inc/The	352,595	73,371,494
		260,519,910
Beverages – 1.5%
Coca-Cola Co	1,527,997	116,204,172
Biotechnology – 1.3%
AbbVie Inc	472,808	102,831,012
Building Products – 1.2%
Trane Technologies PLC	225,037	93,781,919
Capital Markets – 4.8%
CME Group Inc	250,917	74,108,336
Goldman Sachs Group Inc	130,913	110,751,089
Intercontinental Exchange Inc	470,027	73,925,847
Morgan Stanley	645,467	106,224,504
		365,009,776
Chemicals – 0.7%
Ecolab Inc	211,274	56,203,109
Communications Equipment – 2.3%
Cisco Systems Inc	1,378,380	106,948,504
Motorola Solutions Inc	153,704	66,702,925
		173,651,429
Consumer Finance – 1.5%
American Express Co	372,514	112,678,035
Diversified Financial Services – 3.5%
Mastercard Inc - Class A	190,763	95,316,641
Visa Inc	577,126	174,430,562
		269,747,203
Diversified Telecommunication Services – 1.4%
Verizon Communications Inc	2,110,745	105,959,399
Electric Utilities – 0.8%
American Electric Power Co Inc	442,091	57,949,288
Electrical Equipment – 2.1%
Eaton Corp PLC	293,870	105,108,483
Emerson Electric Co	440,895	57,766,063
		162,874,546
Electronic Equipment, Instruments & Components – 1.8%
Amphenol Corp	1,118,902	141,373,268
Entertainment – 1.3%
Walt Disney Co/The	1,006,232	96,980,640
Food & Staples Retailing – 0.8%
Costco Wholesale Corp	64,692	64,461,050
Health Care Equipment & Supplies – 3.5%
Abbott Laboratories	947,764	97,306,930
Medtronic PLC	900,105	77,994,098
Stryker Corp	272,104	89,410,653
		264,711,681
Health Care Providers & Services – 0.6%
HCA Healthcare Inc	95,865	45,367,153
Hotels, Restaurants & Leisure – 3.4%
Booking Holdings Inc	18,185	76,564,669
Marriott International Inc/MD - Class A	217,450	71,121,371
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Growth and Income Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
McDonald's Corp	124,835	$38,797,470
Royal Caribbean Cruises Ltd	257,409	70,833,809
		257,317,319
Household Durables – 1.0%
Garmin Ltd	346,230	80,328,822
Insurance – 1.7%
Progressive Corp/The	419,891	83,239,192
Travelers Cos Inc	163,881	47,800,810
		131,040,002
Interactive Media & Services – 9.3%
Alphabet Inc - Class C	1,697,380	486,910,427
Meta Platforms Inc - Class A	390,416	223,368,706
		710,279,133
Life Sciences Tools & Services – 1.1%
Danaher Corp	441,152	83,642,419
Machinery – 0.9%
Deere & Co	118,400	66,694,720
Metals & Mining – 0.8%
Freeport-McMoRan Inc	1,014,164	59,612,560
Multiline Retail – 0.9%
eBay Inc	754,665	68,689,608
Multi-Utilities – 1.3%
Ameren Corp	481,035	52,875,367
WEC Energy Group Inc	379,448	43,928,695
		96,804,062
Oil, Gas & Consumable Fuels – 2.5%
Chevron Corp	621,036	128,492,348
EOG Resources Inc	453,572	65,572,904
		194,065,252
Pharmaceuticals – 4.9%
Eli Lilly & Co	183,822	169,073,961
Johnson & Johnson	546,233	133,521,194
Zoetis Inc	624,967	73,877,349
		376,472,504
Road & Rail – 0.9%
Union Pacific Corp	277,610	67,353,738
Semiconductor & Semiconductor Equipment – 14.3%
Broadcom Inc	1,022,261	316,400,002
KLA Corp	110,781	163,115,052
Lam Research Corp	737,525	157,579,592
NVIDIA Corp	1,132,230	197,460,912
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	426,172	144,024,827
Texas Instruments Inc	583,933	113,364,753
		1,091,945,138
Software – 7.9%
Intuit Inc	166,247	71,881,878
Microsoft Corp	1,242,894	460,082,072
Oracle Corp	485,847	71,472,952
		603,436,902
Specialty Retail – 2.5%
Home Depot Inc	328,422	108,014,712
TJX Cos Inc	522,533	83,448,520
		191,463,232
Technology Hardware, Storage & Peripherals – 6.8%
Apple Inc	1,515,900	384,720,261
Dell Technologies Inc	377,889	62,022,922
Seagate Technology Holdings PLC	178,102	69,773,239
		516,516,422
Textiles, Apparel & Luxury Goods – 0.8%
NIKE Inc - Class B	1,134,595	59,929,308
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Growth and Income Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks – (continued)
Tobacco – 1.9%
Philip Morris International Inc	878,926	$145,321,625
Trading Companies & Distributors – 0.5%
Ferguson Enterprises Inc	172,842	40,317,125
Total Common Stocks (cost $4,756,697,148)		7,633,015,545
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $6,544,288)	6,544,288	6,544,288
Total Investments (total cost $4,763,241,436) – 100.0%		7,639,559,833
Cash, Receivables and Other Assets, net of Liabilities – 0%		1,279,011
Net Assets – 100%		$7,640,838,844

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$7,495,535,006	98.1%
Taiwan	144,024,827	1.9
Total	$7,639,559,833	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$8,299,033	$165,474,284	$(167,228,187)	$(842)	$-	$6,544,288	6,544,288	$73,925
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	-	117,920	(117,920)	-	-	-	-	-
Total Affiliated Investments - 0.1%
	$8,299,033	$165,592,204	$(167,346,107)	$(842)	$-	$6,544,288	6,544,288	$73,925
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Growth and Income Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$7,633,015,545	$-	$-
Investment Companies	-	6,544,288	-
Total Assets	$7,633,015,545	$6,544,288	$-
4  |

Janus Henderson Growth and Income Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $4,756,697,148)	$7,633,015,545
Affiliated investments, at value (cost $6,544,288)	6,544,288
Trustees' deferred compensation	240,704
Receivables:
Dividends	5,772,733
Investments sold	4,253,231
Fund shares sold	3,006,101
Foreign tax reclaims	74,523
Dividends from affiliates	10,470
Other assets	20,836
Total Assets	7,652,938,431
Liabilities:
Due to custodian	4,494
Payables:
Fund shares repurchased	5,656,883
Advisory fees	3,953,928
Transfer agent fees and expenses	1,074,807
Dividends	727,959
Trustees' deferred compensation fees	240,704
12b-1 Distribution and shareholder servicing fees	57,883
Professional fees	51,080
Trustees' fees and expenses	42,454
Affiliated fund administration fees payable	16,669
Custodian fees	904
Accrued expenses and other payables	271,822
Total Liabilities	12,099,587
Commitments and contingent liabilities (Note 3)
Net Assets	$7,640,838,844
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Growth and Income Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,283,495,905
Total distributable earnings (loss)	3,357,342,939
Total Net Assets	$7,640,838,844
Net Assets - Class A Shares	$115,178,945
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,682,528
Net Asset Value Per Share(1)	$68.46
Maximum Offering Price Per Share(2)	$72.64
Net Assets - Class C Shares	$32,068,194
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	481,493
Net Asset Value Per Share(1)	$66.60
Net Assets - Class D Shares	$4,886,085,809
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	71,163,360
Net Asset Value Per Share	$68.66
Net Assets - Class I Shares	$371,268,606
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,402,745
Net Asset Value Per Share	$68.72
Net Assets - Class N Shares	$131,427,081
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,917,479
Net Asset Value Per Share	$68.54
Net Assets - Class R Shares	$4,332,317
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	63,970
Net Asset Value Per Share	$67.72
Net Assets - Class S Shares	$12,867,799
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	188,026
Net Asset Value Per Share	$68.44
Net Assets - Class T Shares	$2,087,610,093
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	30,453,451
Net Asset Value Per Share	$68.55

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Growth and Income Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$63,027,912
Dividends from affiliates	73,925
Other income	3,853
Foreign tax withheld	(163,719)
Total Investment Income	62,941,971
Expenses:
Advisory fees	24,347,601
12b-1 Distribution and shareholder servicing fees:
Class A Shares	151,614
Class C Shares	159,915
Class R Shares	11,494
Class S Shares	17,189
Transfer agent administrative fees and expenses:
Class D Shares	2,779,853
Class R Shares	5,747
Class S Shares	17,181
Class T Shares	2,792,698
Transfer agent networking and omnibus fees:
Class A Shares	55,477
Class C Shares	11,271
Class I Shares	181,856
Other transfer agent fees and expenses:
Class A Shares	3,692
Class C Shares	953
Class D Shares	193,714
Class I Shares	5,624
Class N Shares	3,560
Class R Shares	59
Class S Shares	99
Class T Shares	7,484
Shareholder reports expense	213,961
Registration fees	124,035
Affiliated fund administration fees	101,448
Trustees' fees and expenses	96,461
Custodian fees	65,956
Professional fees	51,515
Other expenses	254,413
Total Expenses	31,654,870
Less: Excess Expense Reimbursement and Waivers	(296,659)
Net Expenses	31,358,211
Net Investment Income/(Loss)	31,583,760
Net Realized Gain/(Loss) on Investments:
Investments	667,173,474
Investments in affiliates	(842)
Total Net Realized Gain/(Loss) on Investments	667,172,632
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(860,046,475)
Total Change in Unrealized Net Appreciation/Depreciation	(860,046,475)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(161,290,083)
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Growth and Income Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$31,583,760	$50,305,916
Net realized gain/(loss) on investments	667,172,632	1,095,888,234
Change in unrealized net appreciation/depreciation	(860,046,475)	81,347,522
Net Increase/(Decrease) in Net Assets Resulting from Operations	(161,290,083)	1,227,541,672
Dividends and Distributions to Shareholders:
Class A Shares	(16,108,333)	(13,133,253)
Class C Shares	(4,951,992)	(5,415,787)
Class D Shares	(680,809,639)	(620,148,453)
Class I Shares	(51,862,816)	(52,349,167)
Class N Shares	(17,824,206)	(12,231,981)
Class R Shares	(597,662)	(523,626)
Class S Shares	(1,795,053)	(1,755,167)
Class T Shares	(296,155,235)	(278,171,059)
Net Decrease from Dividends and Distributions to Shareholders	(1,070,104,936)	(983,728,493)
Capital Share Transactions:
Class A Shares	12,320,284	13,043,563
Class C Shares	(330,798)	(6,055,394)
Class D Shares	469,820,300	278,218,461
Class I Shares	24,306,255	(3,682,568)
Class N Shares	32,688,077	21,346,773
Class R Shares	544,229	(1,091,001)
Class S Shares	1,108,441	(433,508)
Class T Shares	153,831,476	57,147,283
Net Increase/(Decrease) from Capital Share Transactions	694,288,264	358,493,609
Net Increase/(Decrease) in Net Assets	(537,106,755)	602,306,788
Net Assets:
Beginning of period	8,177,945,599	7,575,638,811
End of period	$7,640,838,844	$8,177,945,599
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Growth and Income Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.39	$78.55	$66.68	$59.86	$73.95	$59.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.34	0.54	0.65	0.55	0.49
Net realized and unrealized gain/(loss)	(1.56)	11.70	16.53	10.25	(10.31)	16.06
Total from Investment Operations	(1.34)	12.04	17.07	10.90	(9.76)	16.55
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.34)	(0.56)	(0.66)	(0.57)	(0.51)
Distributions (from capital gains)	(10.36)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.59)	(10.20)	(5.20)	(4.08)	(4.33)	(2.37)
Net Asset Value, End of Period	$68.46	$80.39	$78.55	$66.68	$59.86	$73.95
Total Return*	(2.25)%	17.19%	26.90%	18.62%	(14.38)%	28.28%
Net Assets, End of Period (in thousands)	$115,179	$121,531	$104,059	$81,967	$71,633	$91,735
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.97%	0.98%	0.99%	1.01%	1.01%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.97%	0.99%	1.01%	1.01%	1.01%
Ratio of Net Investment Income/(Loss)	0.58%	0.47%	0.76%	0.98%	0.77%	0.71%
Portfolio Turnover Rate	21%	39%	27%	22%	17%	11%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Growth and Income Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.52	$77.06	$65.52	$58.87	$72.81	$58.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	(0.10)	0.10	0.24	0.10	0.05
Net realized and unrealized gain/(loss)	(1.50)	11.43	16.19	10.08	(10.13)	15.82
Total from Investment Operations	(1.51)	11.33	16.29	10.32	(10.03)	15.87
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.01)	(0.11)	(0.25)	(0.15)	(0.10)
Distributions (from capital gains)	(10.36)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.41)	(9.87)	(4.75)	(3.67)	(3.91)	(1.96)
Net Asset Value, End of Period	$66.60	$78.52	$77.06	$65.52	$58.87	$72.81
Total Return*	(2.54)%	16.46%	26.08%	17.91%	(14.93)%	27.48%
Net Assets, End of Period (in thousands)	$32,068	$38,040	$43,871	$41,905	$40,161	$53,156
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.57%	1.60%	1.63%	1.63%	1.64%	1.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.57%	1.60%	1.63%	1.63%	1.64%	1.65%
Ratio of Net Investment Income/(Loss)	(0.02)%	(0.14)%	0.14%	0.36%	0.15%	0.08%
Portfolio Turnover Rate	21%	39%	27%	22%	17%	11%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Growth and Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.60	$78.72	$66.82	$59.97	$74.09	$59.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.31	0.52	0.73	0.83	0.74	0.67
Net realized and unrealized gain/(loss)	(1.57)	11.74	16.56	10.28	(10.34)	16.11
Total from Investment Operations	(1.26)	12.26	17.29	11.11	(9.60)	16.78
Less Dividends and Distributions:
Dividends (from net investment income)	(0.32)	(0.52)	(0.75)	(0.84)	(0.76)	(0.70)
Distributions (from capital gains)	(10.36)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.68)	(10.38)	(5.39)	(4.26)	(4.52)	(2.56)
Net Asset Value, End of Period	$68.66	$80.60	$78.72	$66.82	$59.97	$74.09
Total Return*	(2.14)%	17.48%	27.20%	18.94%	(14.17)%	28.63%
Net Assets, End of Period (in thousands)	$4,886,086	$5,199,883	$4,758,701	$3,980,874	$3,529,397	$4,284,567
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.74%	0.74%	0.75%	0.75%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.74%	0.74%	0.75%	0.75%	0.75%
Ratio of Net Investment Income/(Loss)	0.82%	0.71%	1.02%	1.24%	1.04%	0.97%
Portfolio Turnover Rate	21%	39%	27%	22%	17%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Growth and Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.66	$78.78	$66.86	$60.00	$74.12	$59.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.31	0.54	0.76	0.86	0.78	0.71
Net realized and unrealized gain/(loss)	(1.57)	11.74	16.58	10.29	(10.35)	16.10
Total from Investment Operations	(1.26)	12.28	17.34	11.15	(9.57)	16.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.32)	(0.54)	(0.78)	(0.87)	(0.79)	(0.73)
Distributions (from capital gains)	(10.36)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.68)	(10.40)	(5.42)	(4.29)	(4.55)	(2.59)
Net Asset Value, End of Period	$68.72	$80.66	$78.78	$66.86	$60.00	$74.12
Total Return*	(2.13)%	17.49%	27.27%	19.01%	(14.12)%	28.68%
Net Assets, End of Period (in thousands)	$371,269	$406,831	$402,270	$374,459	$344,524	$458,387
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.72%	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income/(Loss)	0.83%	0.74%	1.06%	1.29%	1.08%	1.03%
Portfolio Turnover Rate	21%	39%	27%	22%	17%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Growth and Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.48	$78.63	$66.74	$59.90	$74.01	$59.80
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.35	0.60	0.82	0.89	0.84	0.76
Net realized and unrealized gain/(loss)	(1.57)	11.71	16.55	10.29	(10.35)	16.09
Total from Investment Operations	(1.22)	12.31	17.37	11.18	(9.51)	16.85
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.60)	(0.84)	(0.92)	(0.84)	(0.78)
Distributions (from capital gains)	(10.36)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.72)	(10.46)	(5.48)	(4.34)	(4.60)	(2.64)
Net Asset Value, End of Period	$68.54	$80.48	$78.63	$66.74	$59.90	$74.01
Total Return*	(2.09)%	17.59%	27.37%	19.10%	(14.06)%	28.81%
Net Assets, End of Period (in thousands)	$131,427	$119,576	$93,813	$79,133	$47,906	$73,167
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.63%	0.63%	0.62%	0.63%	0.63%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.62%	0.62%	0.63%	0.63%	0.62%
Ratio of Net Investment Income/(Loss)	0.93%	0.82%	1.13%	1.34%	1.17%	1.09%
Portfolio Turnover Rate	21%	39%	27%	22%	17%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Growth and Income Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$79.63	$77.91	$66.18	$59.42	$73.44	$59.35
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.06	0.27	0.39	0.27	0.23
Net realized and unrealized gain/(loss)	(1.55)	11.58	16.38	10.17	(10.23)	15.95
Total from Investment Operations	(1.48)	11.64	16.65	10.56	(9.96)	16.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.06)	(0.28)	(0.38)	(0.30)	(0.23)
Distributions (from capital gains)	(10.36)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.43)	(9.92)	(4.92)	(3.80)	(4.06)	(2.09)
Net Asset Value, End of Period	$67.72	$79.63	$77.91	$66.18	$59.42	$73.44
Total Return*	(2.45)%	16.72%	26.40%	18.15%	(14.72)%	27.82%
Net Assets, End of Period (in thousands)	$4,332	$4,494	$5,407	$5,231	$5,477	$7,329
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.44%	1.43%	1.42%	1.42%	1.40%	1.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.37%	1.37%	1.38%	1.42%	1.40%	1.39%
Ratio of Net Investment Income/(Loss)	0.18%	0.08%	0.38%	0.58%	0.38%	0.34%
Portfolio Turnover Rate	21%	39%	27%	22%	17%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Growth and Income Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.36	$78.52	$66.66	$59.83	$73.92	$59.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.25	0.46	0.58	0.46	0.42
Net realized and unrealized gain/(loss)	(1.56)	11.69	16.51	10.25	(10.31)	16.05
Total from Investment Operations	(1.39)	11.94	16.97	10.83	(9.85)	16.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.24)	(0.47)	(0.58)	(0.48)	(0.43)
Distributions (from capital gains)	(10.36)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.53)	(10.10)	(5.11)	(4.00)	(4.24)	(2.29)
Net Asset Value, End of Period	$68.44	$80.36	$78.52	$66.66	$59.83	$73.92
Total Return*	(2.31)%	17.03%	26.74%	18.51%	(14.49)%	28.15%
Net Assets, End of Period (in thousands)	$12,868	$13,841	$13,861	$12,791	$12,049	$23,935
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.14%	1.14%	1.14%	1.14%	1.13%	1.13%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.11%	1.11%	1.12%	1.12%	1.12%
Ratio of Net Investment Income/(Loss)	0.44%	0.34%	0.64%	0.87%	0.63%	0.61%
Portfolio Turnover Rate	21%	39%	27%	22%	17%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Growth and Income Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.49	$78.63	$66.75	$59.90	$74.01	$59.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.44	0.65	0.76	0.67	0.60
Net realized and unrealized gain/(loss)	(1.57)	11.71	16.54	10.28	(10.34)	16.08
Total from Investment Operations	(1.31)	12.15	17.19	11.04	(9.67)	16.68
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	(0.43)	(0.67)	(0.77)	(0.68)	(0.62)
Distributions (from capital gains)	(10.36)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.63)	(10.29)	(5.31)	(4.19)	(4.44)	(2.48)
Net Asset Value, End of Period	$68.55	$80.49	$78.63	$66.75	$59.90	$74.01
Total Return*	(2.20)%	17.34%	27.06%	18.84%	(14.26)%	28.49%
Net Assets, End of Period (in thousands)	$2,087,610	$2,273,749	$2,153,656	$1,855,322	$1,683,707	$2,108,286
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.85%	0.85%	0.85%	0.85%	0.86%
Ratio of Net Investment Income/(Loss)	0.70%	0.60%	0.91%	1.14%	0.93%	0.87%
Portfolio Turnover Rate	21%	39%	27%	22%	17%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Growth and Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth and current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”)
to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 17

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
18 | March 31, 2026

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 19

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other
20 | March 31, 2026

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of March 31, 2026.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.60% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.62% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the
Janus Investment Fund | 21

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor
22 | March 31, 2026

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $4,608.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. There were no upfront sales charges retained by
Janus Henderson Distributors during the period ended March 31, 2026.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $688.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
Janus Investment Fund | 23

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
As of March 31, 2026, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	30	1
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2026, the Fund engaged in cross trades amounting to $20,486,084 in purchases and $21,198,514 in sales, resulting in a net realized gain of $5,488,782. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$4,774,801,414	$2,995,703,407	$(130,944,988)	$2,864,758,419
24 | March 31, 2026

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	240,004	$17,867,941	465,772	$33,603,572
Reinvested dividends and distributions	195,579	14,028,772	158,440	11,173,370
Shares repurchased	(264,865)	(19,576,429)	(437,147)	(31,733,379)
Net Increase/(Decrease)	170,718	$12,320,284	187,065	$13,043,563
Class C Shares:
Shares sold	31,965	$2,309,729	42,158	$2,971,674
Reinvested dividends and distributions	66,437	4,640,987	73,729	5,088,008
Shares repurchased	(101,347)	(7,281,514)	(200,739)	(14,115,076)
Net Increase/(Decrease)	(2,945)	$(330,798)	(84,852)	$(6,055,394)
Class D Shares:
Shares sold	1,281,939	$95,939,409	2,588,513	$186,777,716
Reinvested dividends and distributions	9,062,726	651,746,186	8,417,462	595,229,107
Shares repurchased	(3,697,381)	(277,865,295)	(6,937,440)	(503,788,362)
Net Increase/(Decrease)	6,647,284	$469,820,300	4,068,535	$278,218,461
Class I Shares:
Shares sold	600,074	$44,843,642	975,022	$71,288,368
Reinvested dividends and distributions	674,159	48,522,021	693,754	49,095,330
Shares repurchased	(915,374)	(69,059,408)	(1,731,402)	(124,066,266)
Net Increase/(Decrease)	358,859	$24,306,255	(62,626)	$(3,682,568)
Class N Shares:
Shares sold	452,245	$34,605,845	510,583	$37,007,437
Reinvested dividends and distributions	247,733	17,781,409	172,280	12,170,422
Shares repurchased	(268,251)	(19,699,177)	(390,269)	(27,831,086)
Net Increase/(Decrease)	431,727	$32,688,077	292,594	$21,346,773
Class R Shares:
Shares sold	2,254	$172,882	6,514	$462,656
Reinvested dividends and distributions	8,417	597,657	7,453	520,853
Shares repurchased	(3,137)	(226,310)	(26,929)	(2,074,510)
Net Increase/(Decrease)	7,534	$544,229	(12,962)	$(1,091,001)
Class S Shares:
Shares sold	8,445	$624,206	14,348	$1,035,412
Reinvested dividends and distributions	25,017	1,794,123	24,888	1,753,740
Shares repurchased	(17,670)	(1,309,888)	(43,521)	(3,222,660)
Net Increase/(Decrease)	15,792	$1,108,441	(4,285)	$(433,508)
Class T Shares:
Shares sold	1,138,830	$85,467,277	1,904,255	$138,671,237
Reinvested dividends and distributions	4,039,152	290,062,743	3,858,588	272,421,580
Shares repurchased	(2,975,094)	(221,698,544)	(4,901,981)	(353,945,534)
Net Increase/(Decrease)	2,202,888	$153,831,476	860,862	$57,147,283
6. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,733,775,278	$2,080,384,810	$-	$-
Janus Investment Fund | 25

Janus Henderson Growth and Income Fund
Notes to Financial Statements (unaudited)
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
26 | March 31, 2026

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
Janus Investment Fund | 27

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
28 | March 31, 2026

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 29

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
30 | March 31, 2026

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Janus Investment Fund | 31

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
32 | March 31, 2026

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 33

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
34 | March 31, 2026

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 35

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
36 | March 31, 2026

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93048 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Overseas Fund
Janus Investment Fund

Janus Henderson Overseas Fund

Janus Henderson Overseas Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 98.1%
Aerospace & Defense – 5.3%
BAE Systems PLC	5,622,111	$163,629,062
Rheinmetall AG	29,901	49,859,279
		213,488,341
Automobiles – 1.6%
Ferrari NV	191,479	64,533,263
Banks – 15.3%
Banco Bilbao Vizcaya Argentaria SA	7,196,001	157,041,179
BNP Paribas SA	759,830	72,372,469
Erste Group Bank AG	1,192,690	128,859,753
Japan Post Bank Co Ltd	3,112,500	51,212,142
Natwest Group PLC	6,826,447	50,644,903
Resona Holdings Inc#	10,830,200	120,518,667
UniCredit SpA	538,417	38,791,757
		619,440,870
Beverages – 4.3%
Davide Campari-Milano NV	10,309,542	73,416,690
Heineken NV	1,316,946	101,329,818
		174,746,508
Biotechnology – 2.5%
Argenx SE (ADR)*	91,261	66,643,345
Ascendis Pharma A/S (ADR)*	156,468	35,788,926
		102,432,271
Capital Markets – 2.3%
St James's Place PLC	5,867,791	92,280,725
Chemicals – 2.3%
Shin-Etsu Chemical Co Ltd	1,468,900	59,771,638
Taiyo Nippon Sanso Corp	981,500	35,045,951
		94,817,589
Commercial Services & Supplies – 2.1%
Rentokil Initial PLC	13,782,474	85,681,335
Diversified Telecommunication Services – 3.6%
Deutsche Telekom AG	3,930,788	144,924,671
Electrical Equipment – 6.5%
Contemporary Amperex Technology Co Ltd - Class A	1,590,935	93,531,750
Prysmian SpA	629,675	73,620,424
Schneider Electric SE	355,064	97,512,382
		264,664,556
Entertainment – 3.4%
Liberty Media Corp-Liberty Formula One - Series C*	690,863	58,737,172
Spotify Technology SA*	167,144	81,049,797
		139,786,969
Information Technology Services – 1.3%
Fujitsu Ltd	2,623,400	53,319,258
Insurance – 5.4%
AIA Group Ltd	10,852,400	121,917,334
Dai-ichi Life Holdings Inc#	10,803,500	98,732,538
		220,649,872
Interactive Media & Services – 2.6%
Tencent Holdings Ltd	1,676,400	105,837,021
Machinery – 1.8%
Alstom SA*	2,532,063	72,139,244
Metals & Mining – 2.8%
Freeport-McMoRan Inc	1,941,026	114,093,508
Oil, Gas & Consumable Fuels – 6.3%
Canadian Natural Resources Ltd	2,317,488	112,931,190
Gaztransport Et Technigaz SA	256,933	59,870,193
TotalEnergies SE	887,514	81,936,077
		254,737,460
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Overseas Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Personal Products – 1.9%
Unilever PLC	1,342,133	$75,237,565
Pharmaceuticals – 5.7%
AstraZeneca PLC	651,146	127,161,241
Roche Holding AG	263,744	104,169,554
		231,330,795
Professional Services – 0.7%
Recruit Holdings Co Ltd	618,200	27,586,078
Semiconductor & Semiconductor Equipment – 15.4%
ASM International NV	78,891	60,085,385
ASML Holding NV	130,633	172,887,510
SK Hynix Inc	218,215	118,720,416
Taiwan Semiconductor Manufacturing Co Ltd	4,814,000	271,433,805
		623,127,116
Specialty Retail – 2.0%
Industria de Diseno Textil SA	1,396,468	80,280,576
Textiles, Apparel & Luxury Goods – 3.0%
LVMH Moet Hennessy Louis Vuitton SE	113,238	62,936,621
Samsonite International SAž	30,479,729	57,482,506
		120,419,127
Total Common Stocks (cost $2,931,907,436)		3,975,554,718
Investment Companies – 1.2%
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $50,295,132)	50,284,795	50,284,795
Investments Purchased with Cash Collateral from Securities Lending – 2.4%
Investment Companies – 1.9%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	76,575,148	76,575,148
Time Deposits – 0.5%
Royal Bank of Canada, 3.6500%, 4/1/26	$19,143,787	19,143,787
Total Investments Purchased with Cash Collateral from Securities Lending (cost $95,718,935)		95,718,935
Total Investments (total cost $3,077,921,503) – 101.7%		4,121,558,448
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(69,846,524)
Net Assets – 100%		$4,051,711,924
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson Overseas Fund
Schedule of Investments (unaudited)
March 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$594,634,831	14.4%
France	446,766,986	10.8
Japan	446,186,272	10.8
Netherlands	334,302,713	8.1
United States	318,834,410	7.7
Taiwan	271,433,805	6.6
Italy	250,362,134	6.1
Spain	237,321,755	5.8
China	199,368,771	4.8
Germany	194,783,950	4.7
Hong Kong	179,399,840	4.4
Austria	128,859,753	3.1
South Korea	118,720,416	2.9
Canada	112,931,190	2.8
Switzerland	104,169,554	2.5
Sweden	81,049,797	2.0
Belgium	66,643,345	1.6
Denmark	35,788,926	0.9
Total	$4,121,558,448	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$100,959,628	$441,467,067	$(492,126,162)	$(5,401)	$(10,337)	$50,284,795	50,284,795	$1,386,580
Investments Purchased with Cash Collateral from Securities Lending - 1.9%
Investment Companies - 1.9%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	30,124,401	285,365,700	(238,914,953)	-	-	76,575,148	76,575,148	64,764 ∆
Total Affiliated Investments - 3.1%
	$131,084,029	$726,832,767	$(731,041,115)	$(5,401)	$(10,337)	$126,859,943	126,859,943	$1,451,344

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$93,327,592	$—	$(93,327,592)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Overseas Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$57,482,506, which represents 1.4% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Biotechnology	$102,432,271	$-	$-
Entertainment	139,786,969	-	-
Metals & Mining	114,093,508	-	-
Oil, Gas & Consumable Fuels	112,931,190	141,806,270	-
All Other	-	3,364,504,510	-
Investment Companies	-	50,284,795	-
Investments Purchased with Cash Collateral from Securities Lending	-	95,718,935	-
Total Assets	$469,243,938	$3,652,314,510	$-
4  | March 31, 2026

Janus Henderson Overseas Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $2,951,051,223)(1)	$3,994,698,505
Affiliated investments, at value (cost $126,870,280)	126,859,943
Cash denominated in foreign currency (cost $16,872,072)	16,872,072
Trustees' deferred compensation	127,915
Receivables:
Dividends	11,199,554
Foreign tax reclaims	8,361,681
Fund shares sold	1,917,927
Dividends from affiliates	209,620
Other assets	1,047,395
Total Assets	4,161,294,612
Liabilities:
Due to custodian	49
Collateral for securities loaned (Note 2)	95,718,935
Payables:
Foreign withholding tax reclaim fee (Note 1)	5,385,431
Foreign tax liability	3,419,444
Fund shares repurchased	2,113,519
Advisory fees	1,829,717
Transfer agent fees and expenses	558,797
Trustees' deferred compensation fees	127,915
12b-1 Distribution and shareholder servicing fees	98,947
Professional fees	63,447
Custodian fees	45,303
Trustees' fees and expenses	20,459
Affiliated fund administration fees payable	8,788
Accrued expenses and other payables	191,937
Total Liabilities	109,582,688
Commitments and contingent liabilities (Note 3)
Net Assets	$4,051,711,924
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Overseas Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,119,000,747
Total distributable earnings (loss) (includes $3,419,444 of foreign capital gains tax)	(67,288,823)
Total Net Assets	$4,051,711,924
Net Assets - Class A Shares	$217,190,994
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,757,858
Net Asset Value Per Share(2)	$57.80
Maximum Offering Price Per Share(3)	$61.33
Net Assets - Class C Shares	$8,514,221
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	150,076
Net Asset Value Per Share(2)	$56.73
Net Assets - Class D Shares	$809,000,701
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,105,352
Net Asset Value Per Share	$57.35
Net Assets - Class I Shares	$1,616,689,644
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	28,113,819
Net Asset Value Per Share	$57.51
Net Assets - Class N Shares	$653,106,950
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,416,600
Net Asset Value Per Share	$57.21
Net Assets - Class R Shares	$23,296,679
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	408,495
Net Asset Value Per Share	$57.03
Net Assets - Class S Shares	$158,099,481
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,753,133
Net Asset Value Per Share	$57.43
Net Assets - Class T Shares	$565,813,254
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,850,659
Net Asset Value Per Share	$57.44

(1)	Includes $93,327,592 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Overseas Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$29,937,891
Dividends from affiliates	1,386,580
Affiliated securities lending income, net	64,764
Unaffiliated securities lending income, net	16,541
Other income	15,161
Foreign tax withheld (net of foreign withholding tax reclaim fee of $182,116 (Note 1))	(1,018,417)
Total Investment Income	30,402,520
Expenses:
Advisory fees	10,722,870
12b-1 Distribution and shareholder servicing fees:
Class A Shares	276,948
Class C Shares	44,881
Class R Shares	59,276
Class S Shares	199,077
Transfer agent administrative fees and expenses:
Class D Shares	437,676
Class R Shares	30,144
Class S Shares	199,045
Class T Shares	719,542
Transfer agent networking and omnibus fees:
Class A Shares	253,397
Class C Shares	4,913
Class I Shares	753,040
Other transfer agent fees and expenses:
Class A Shares	7,184
Class C Shares	268
Class D Shares	55,811
Class I Shares	25,504
Class N Shares	18,327
Class R Shares	222
Class S Shares	1,061
Class T Shares	2,920
Professional fees	413,886
Custodian fees	195,525
Shareholder reports expense	134,899
Registration fees	129,918
Affiliated fund administration fees	50,907
Trustees' fees and expenses	46,673
Other expenses	154,652
Total Expenses	14,938,566
Less: Excess Expense Reimbursement and Waivers	(70,780)
Net Expenses	14,867,786
Net Investment Income/(Loss)	15,534,734
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (net of foreign taxes of $10,431,979)	181,281,183
Investments in affiliates	(5,401)
Total Net Realized Gain/(Loss) on Investments	181,275,782
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of decrease in deferred foreign taxes of $12,303,974)	(11,257,151)
Investments in affiliates	(10,337)
Total Change in Unrealized Net Appreciation/Depreciation	(11,267,488)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$185,543,028
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Overseas Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$15,534,734	$45,782,676
Net realized gain/(loss) on investments	181,275,782	62,085,245
Change in unrealized net appreciation/depreciation	(11,267,488)	416,240,227
Net Increase/(Decrease) in Net Assets Resulting from Operations	185,543,028	524,108,148
Dividends and Distributions to Shareholders:
Class A Shares	(2,125,016)	(2,662,264)
Class C Shares	(23,430)	(47,335)
Class D Shares	(10,281,347)	(10,386,392)
Class I Shares	(20,642,949)	(24,533,623)
Class N Shares	(9,038,783)	(5,408,618)
Class R Shares	(166,322)	(208,777)
Class S Shares	(1,498,863)	(1,670,004)
Class T Shares	(6,775,115)	(7,481,430)
Net Decrease from Dividends and Distributions to Shareholders	(50,551,825)	(52,398,443)
Capital Share Transactions:
Class A Shares	(7,914,000)	(21,031,246)
Class C Shares	(1,508,586)	(3,199,533)
Class D Shares	(4,162,002)	(2,111,581)
Class I Shares	2,845,789	(254,838,055)
Class N Shares	48,661,491	196,117,359
Class R Shares	(2,078,397)	(1,881,926)
Class S Shares	76,581	(3,251,688)
Class T Shares	(11,115,360)	(32,157,451)
Net Increase/(Decrease) from Capital Share Transactions	24,805,516	(122,354,121)
Net Increase/(Decrease) in Net Assets	159,796,719	349,355,584
Net Assets:
Beginning of period	3,891,915,205	3,542,559,621
End of period	$4,051,711,924	$3,891,915,205
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Overseas Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$55.80	$49.00	$40.98	$34.10	$43.91	$33.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13 (2)	0.50 (3)	0.59 (4)	0.28	0.63	0.43
Net realized and unrealized gain/(loss)	2.43	6.92	8.04	7.14	(10.09)	10.64
Total from Investment Operations	2.56	7.42	8.63	7.42	(9.46)	11.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.56)	(0.62)	(0.61)	(0.54)	(0.35)	(0.24)
Total Dividends and Distributions	(0.56)	(0.62)	(0.61)	(0.54)	(0.35)	(0.24)
Net Asset Value, End of Period	$57.80	$55.80	$49.00	$40.98	$34.10	$43.91
Total Return*	4.61%	15.37%	21.33%	21.80%	(21.71)%	33.54%
Net Assets, End of Period (in thousands)	$217,191	$217,330	$212,180	$209,483	$19,008	$21,130
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.07% (5)	1.16% (6)	1.18% (7)	1.17%	1.22%	1.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	1.15%	1.18%	1.17%	1.22%	1.22%
Ratio of Net Investment Income/(Loss)	0.45% (2)	1.01% (3)	1.31% (4)	0.66%	1.53%	1.03%
Portfolio Turnover Rate	28%	42%	45%	42%	32%	27%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.08%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Overseas Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$54.55	$47.82	$40.11	$33.48	$43.14	$32.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.07) (2)	0.15 (3)	0.26 (4)	0.08	0.36	(0.02)
Net realized and unrealized gain/(loss)	2.39	6.79	7.90	6.94	(10.02)	10.58
Total from Investment Operations	2.32	6.94	8.16	7.02	(9.66)	10.56
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.21)	(0.45)	(0.39)	—	—
Total Dividends and Distributions	(0.14)	(0.21)	(0.45)	(0.39)	—	—
Net Asset Value, End of Period	$56.73	$54.55	$47.82	$40.11	$33.48	$43.14
Total Return*	4.25%	14.59%	20.56%	20.98%	(22.39)%	32.41%
Net Assets, End of Period (in thousands)	$8,514	$9,643	$11,625	$14,765	$1,941	$1,295
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.70% (5)	1.83% (6)	1.83% (7)	1.82%	2.13%	2.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.70%	1.83%	1.83%	1.82%	2.09%	2.06%
Ratio of Net Investment Income/(Loss)	(0.23)% (2)	0.31% (3)	0.58% (4)	0.19%	0.90%	(0.04)%
Portfolio Turnover Rate	28%	42%	45%	42%	32%	27%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.08%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Overseas Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$55.46	$48.68	$40.61	$33.78	$43.49	$32.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23 (2)	0.66 (3)	0.71 (4)	0.68	0.73	0.53
Net realized and unrealized gain/(loss)	2.40	6.87	7.96	6.78	(9.98)	10.54
Total from Investment Operations	2.63	7.53	8.67	7.46	(9.25)	11.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.74)	(0.75)	(0.60)	(0.63)	(0.46)	(0.35)
Total Dividends and Distributions	(0.74)	(0.75)	(0.60)	(0.63)	(0.46)	(0.35)
Net Asset Value, End of Period	$57.35	$55.46	$48.68	$40.61	$33.78	$43.49
Total Return*	4.76%	15.74%	21.63%	22.13%	(21.48)%	33.89%
Net Assets, End of Period (in thousands)	$809,001	$786,729	$693,569	$614,116	$528,221	$726,916
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.71% (5)	0.83% (6)	0.94% (7)	0.94%	0.95%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.83%	0.94%	0.94%	0.95%	0.95%
Ratio of Net Investment Income/(Loss)	0.78% (2)	1.35% (3)	1.58% (4)	1.65%	1.77%	1.28%
Portfolio Turnover Rate	28%	42%	45%	42%	32%	27%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.08%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Overseas Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$55.60	$48.82	$40.73	$33.89	$43.68	$32.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24 (2)	0.67 (3)	0.75 (4)	0.72	0.83	0.72
Net realized and unrealized gain/(loss)	2.41	6.88	7.96	6.79	(10.11)	10.41
Total from Investment Operations	2.65	7.55	8.71	7.51	(9.28)	11.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.74)	(0.77)	(0.62)	(0.67)	(0.51)	(0.36)
Total Dividends and Distributions	(0.74)	(0.77)	(0.62)	(0.67)	(0.51)	(0.36)
Net Asset Value, End of Period	$57.51	$55.60	$48.82	$40.73	$33.89	$43.68
Total Return*	4.80%	15.76%	21.68%	22.21%	(21.46)%	33.96%
Net Assets, End of Period (in thousands)	$1,616,690	$1,561,066	$1,622,258	$1,261,147	$532,808	$312,685
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.68% (5)	0.81% (6)	0.90% (7)	0.90%	0.92%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.81%	0.90%	0.90%	0.92%	0.90%
Ratio of Net Investment Income/(Loss)	0.82% (2)	1.36% (3)	1.65% (4)	1.73%	2.05%	1.72%
Portfolio Turnover Rate	28%	42%	45%	42%	32%	27%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.08%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Overseas Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$55.35	$48.60	$40.54	$33.73	$43.43	$32.72
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26 (2)	0.70 (3)	0.75 (4)	0.77	0.84	0.64
Net realized and unrealized gain/(loss)	2.41	6.86	7.97	6.73	(10.02)	10.46
Total from Investment Operations	2.67	7.56	8.72	7.50	(9.18)	11.10
Less Dividends and Distributions:
Dividends (from net investment income)	(0.81)	(0.81)	(0.66)	(0.69)	(0.52)	(0.39)
Total Dividends and Distributions	(0.81)	(0.81)	(0.66)	(0.69)	(0.52)	(0.39)
Net Asset Value, End of Period	$57.21	$55.35	$48.60	$40.54	$33.73	$43.43
Total Return*	4.85%	15.88%	21.83%	22.31%	(21.37)%	34.06%
Net Assets, End of Period (in thousands)	$653,107	$582,931	$321,875	$171,597	$70,342	$61,263
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.59% (5)	0.69% (6)	0.80% (7)	0.79%	0.81%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.69%	0.80%	0.79%	0.81%	0.81%
Ratio of Net Investment Income/(Loss)	0.91% (2)	1.42% (3)	1.67% (4)	1.87%	2.07%	1.54%
Portfolio Turnover Rate	28%	42%	45%	42%	32%	27%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.08%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Overseas Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$54.99	$48.26	$40.26	$33.48	$43.10	$32.48
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04 (2)	0.36 (3)	0.43 (4)	0.42	0.47	0.27
Net realized and unrealized gain/(loss)	2.40	6.81	7.92	6.73	(9.90)	10.48
Total from Investment Operations	2.44	7.17	8.35	7.15	(9.43)	10.75
Less Dividends and Distributions:
Dividends (from net investment income)	(0.40)	(0.44)	(0.35)	(0.37)	(0.19)	(0.13)
Total Dividends and Distributions	(0.40)	(0.44)	(0.35)	(0.37)	(0.19)	(0.13)
Net Asset Value, End of Period	$57.03	$54.99	$48.26	$40.26	$33.48	$43.10
Total Return*	4.44%	15.03%	20.91%	21.39%	(21.97)%	33.12%
Net Assets, End of Period (in thousands)	$23,297	$24,479	$23,356	$22,305	$18,008	$24,155
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.33% (5)	1.45% (6)	1.55% (7)	1.55%	1.56%	1.56%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.33%	1.45%	1.55%	1.55%	1.56%	1.56%
Ratio of Net Investment Income/(Loss)	0.14% (2)	0.73% (3)	0.95% (4)	1.02%	1.16%	0.66%
Portfolio Turnover Rate	28%	42%	45%	42%	32%	27%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.08%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Overseas Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$55.45	$48.68	$40.61	$33.77	$43.48	$32.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12 (2)	0.49 (3)	0.55 (4)	0.52	0.59	0.38
Net realized and unrealized gain/(loss)	2.41	6.86	7.98	6.80	(10.00)	10.55
Total from Investment Operations	2.53	7.35	8.53	7.32	(9.41)	10.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.55)	(0.58)	(0.46)	(0.48)	(0.30)	(0.22)
Total Dividends and Distributions	(0.55)	(0.58)	(0.46)	(0.48)	(0.30)	(0.22)
Net Asset Value, End of Period	$57.43	$55.45	$48.68	$40.61	$33.77	$43.48
Total Return*	4.58%	15.33%	21.21%	21.72%	(21.77)%	33.43%
Net Assets, End of Period (in thousands)	$158,099	$152,676	$136,644	$121,809	$101,257	$130,076
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.08% (5)	1.19% (6)	1.29% (7)	1.29%	1.31%	1.31%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.08%	1.19%	1.29%	1.29%	1.31%	1.31%
Ratio of Net Investment Income/(Loss)	0.41% (2)	1.00% (3)	1.23% (4)	1.28%	1.43%	0.92%
Portfolio Turnover Rate	28%	42%	45%	42%	32%	27%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.08%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Overseas Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$55.52	$48.73	$40.66	$33.81	$43.53	$32.80
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19 (2)	0.61 (3)	0.66 (4)	0.65	0.69	0.49
Net realized and unrealized gain/(loss)	2.41	6.88	7.97	6.79	(9.99)	10.56
Total from Investment Operations	2.60	7.49	8.63	7.44	(9.30)	11.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.68)	(0.70)	(0.56)	(0.59)	(0.42)	(0.32)
Total Dividends and Distributions	(0.68)	(0.70)	(0.56)	(0.59)	(0.42)	(0.32)
Net Asset Value, End of Period	$57.44	$55.52	$48.73	$40.66	$33.81	$43.53
Total Return*	4.71%	15.64%	21.49%	22.05%	(21.56)%	33.78%
Net Assets, End of Period (in thousands)	$565,813	$557,060	$521,052	$484,446	$399,703	$534,168
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.83% (5)	0.94% (6)	1.04% (7)	1.04%	1.05%	1.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.93%	1.03%	1.03%	1.04%	1.05%
Ratio of Net Investment Income/(Loss)	0.67% (2)	1.24% (3)	1.46% (4)	1.59%	1.68%	1.19%
Portfolio Turnover Rate	28%	42%	45%	42%	32%	27%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period ended March 31, 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and
0.08%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period ended
March 31, 2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Overseas Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 17

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
18 | March 31, 2026

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $2,212,787 of tax reclaims received as well as $359,732 of professional fees and $182,116 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and
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Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is
Janus Investment Fund | 21

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of March 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $93,327,592. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2026 is $95,718,935, resulting in the net amount due to the counterparty of $2,391,343.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
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Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the MSCI All Country World ex-USA IndexSM.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2026, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.53%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.82% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are
Janus Investment Fund | 23

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up
24 | March 31, 2026

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $4,766.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended March 31, 2026.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $50.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
Janus Investment Fund | 25

Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(240,486,191)	$(1,058,845,726)	$(1,299,331,917)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,080,885,152	$1,210,322,660	$(169,649,364)	$1,040,673,296
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Janus Henderson Overseas Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	158,154	$9,251,997	477,917	$23,355,593
Reinvested dividends and distributions	31,474	1,782,034	47,513	2,241,672
Shares repurchased	(326,550)	(18,948,031)	(960,755)	(46,628,511)
Net Increase/(Decrease)	(136,922)	$(7,914,000)	(435,325)	$(21,031,246)
Class C Shares:
Shares sold	12,032	$717,200	23,800	$1,124,578
Reinvested dividends and distributions	413	23,019	996	46,184
Shares repurchased	(39,143)	(2,248,805)	(91,131)	(4,370,295)
Net Increase/(Decrease)	(26,698)	$(1,508,586)	(66,335)	$(3,199,533)
Class D Shares:
Shares sold	631,109	$36,995,093	1,275,767	$63,078,180
Reinvested dividends and distributions	170,183	9,554,048	207,233	9,692,290
Shares repurchased	(881,338)	(50,711,143)	(1,544,419)	(74,882,051)
Net Increase/(Decrease)	(80,046)	$(4,162,002)	(61,419)	$(2,111,581)
Class I Shares:
Shares sold	3,846,010	$225,003,445	11,009,169	$535,347,385
Reinvested dividends and distributions	337,448	18,991,560	496,286	23,265,897
Shares repurchased	(4,146,000)	(241,149,216)	(16,661,037)	(813,451,337)
Net Increase/(Decrease)	37,458	$2,845,789	(5,155,582)	$(254,838,055)
Class N Shares:
Shares sold	2,345,883	$134,208,072	6,564,697	$326,824,673
Reinvested dividends and distributions	157,311	8,804,724	114,770	5,351,717
Shares repurchased	(1,617,636)	(94,351,305)	(2,771,804)	(136,059,031)
Net Increase/(Decrease)	885,558	$48,661,491	3,907,663	$196,117,359
Class R Shares:
Shares sold	32,253	$1,865,356	79,216	$3,833,915
Reinvested dividends and distributions	2,922	163,456	4,413	205,712
Shares repurchased	(71,829)	(4,107,209)	(122,459)	(5,921,553)
Net Increase/(Decrease)	(36,654)	$(2,078,397)	(38,830)	$(1,881,926)
Class S Shares:
Shares sold	233,707	$13,655,101	548,926	$26,287,730
Reinvested dividends and distributions	26,625	1,498,214	35,591	1,669,220
Shares repurchased	(260,702)	(15,076,734)	(638,024)	(31,208,638)
Net Increase/(Decrease)	(370)	$76,581	(53,507)	$(3,251,688)
Class T Shares:
Shares sold	395,372	$22,917,719	808,104	$39,383,889
Reinvested dividends and distributions	117,443	6,605,010	156,101	7,314,880
Shares repurchased	(695,859)	(40,638,089)	(1,622,031)	(78,856,220)
Net Increase/(Decrease)	(183,044)	$(11,115,360)	(657,826)	$(32,157,451)
6. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,133,820,218	$1,137,326,347	$-	$-
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Notes to Financial Statements (unaudited)
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson Overseas Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Overseas Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
36 | March 31, 2026

Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 37

Janus Henderson Overseas Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
38 | March 31, 2026

Janus Henderson Overseas Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson Overseas Fund
Notes
40 | March 31, 2026

Janus Henderson Overseas Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93050 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Research Fund
Janus Investment Fund

Janus Henderson Research Fund

Janus Henderson Research Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 100.0%
Aerospace & Defense – 3.0%
Boeing Co*	805,814	$160,381,160
General Electric Co	1,095,793	310,953,180
Howmet Aerospace Inc	1,143,461	263,522,022
		734,856,362
Automobiles – 0.6%
Tesla Inc*	430,567	160,063,282
Beverages – 0.7%
Constellation Brands Inc - Class A	416,343	62,451,450
Monster Beverage Corp*	1,350,122	97,829,840
		160,281,290
Biotechnology – 3.4%
AbbVie Inc	1,753,262	381,316,952
Amgen Inc	128,924	45,361,909
Argenx SE (ADR)*	84,376	61,615,574
Bridgebio Pharma Inc*	396,241	29,424,857
Mirum Pharmaceuticals Inc*	380,468	35,147,634
Revolution Medicines Inc*	498,216	48,451,506
United Therapeutics Corp*	76,022	45,079,526
Vaxcyte Inc*	866,400	50,346,504
Vertex Pharmaceuticals Inc*	344,757	153,947,791
		850,692,253
Building Products – 0.8%
Trane Technologies PLC	484,183	201,778,423
Capital Markets – 1.4%
Ares Management Corp - Class A	881,131	96,131,392
Blackstone Group Inc	1,261,577	145,068,739
LPL Financial Holdings Inc	320,278	96,349,231
		337,549,362
Chemicals – 0.5%
Ecolab Inc	486,226	129,345,841
Communications Equipment – 1.2%
Arista Networks Inc*	1,736,297	213,182,546
Lumentum Holdings Inc*	128,791	90,509,163
		303,691,709
Consumer Finance – 0.3%
Capital One Financial Corp	421,091	76,819,631
Diversified Financial Services – 4.4%
Apollo Global Management Inc	796,370	88,731,545
Mastercard Inc - Class A	927,429	463,399,174
Visa Inc	1,799,028	543,738,223
		1,095,868,942
Electrical Equipment – 1.3%
Eaton Corp PLC	454,371	162,514,876
GE Vernova Inc	181,088	158,071,715
		320,586,591
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp	1,857,078	234,641,805
Energy Equipment & Services – 0.1%
Atlas Energy Solutions Inc	2,397,418	31,454,124
Entertainment – 3.7%
Liberty Media Corp-Liberty Formula One - Series C*	2,034,644	172,985,433
Netflix Inc*	5,355,216	514,904,018
Spotify Technology SA*	420,513	203,910,959
Walt Disney Co/The	370,703	35,728,355
		927,528,765
Health Care Equipment & Supplies – 1.3%
Boston Scientific Corp*	1,502,584	94,287,146
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Research Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
DexCom Inc*	981,699	$61,650,697
Intuitive Surgical Inc*	335,289	154,564,876
		310,502,719
Health Care Providers & Services – 0.5%
McKesson Corp	137,330	118,839,889
Hotels, Restaurants & Leisure – 2.9%
Booking Holdings Inc	56,388	237,411,524
DoorDash Inc - Class A*	705,583	105,943,288
Flutter Entertainment PLC*	428,538	43,689,449
Hilton Worldwide Holdings Inc	650,240	197,724,979
Royal Caribbean Cruises Ltd	454,355	125,029,409
Wingstop Inc	65,592	10,164,792
		719,963,441
Household Durables – 0.4%
Lennar Corp	1,161,685	100,880,725
Household Products – 0.8%
Procter & Gamble Co	1,422,833	205,513,999
Independent Power and Renewable Electricity Producers – 0.4%
Vistra Corp	711,487	106,957,841
Industrial Conglomerates – 0.8%
3M Co	1,411,769	205,031,212
Information Technology Services – 0.8%
Snowflake Inc - Class A*	1,230,582	185,596,377
Insurance – 0.6%
Arthur J Gallagher & Co	378,528	81,981,594
Progressive Corp/The	376,738	74,684,541
		156,666,135
Interactive Media & Services – 10.4%
Alphabet Inc - Class C	5,853,266	1,679,067,885
Meta Platforms Inc - Class A	1,554,430	889,336,036
		2,568,403,921
Machinery – 0.6%
Deere & Co	240,623	135,542,936
Multiline Retail – 5.0%
Amazon.com Inc*	5,913,968	1,231,702,115
Pharmaceuticals – 3.4%
Eli Lilly & Co	769,022	707,323,365
Johnson & Johnson	366,198	89,513,439
Merck & Co Inc	436,635	52,522,824
		849,359,628
Road & Rail – 0.5%
TFI International Inc	1,031,575	112,059,992
Semiconductor & Semiconductor Equipment – 25.9%
Analog Devices Inc	382,154	121,578,474
Applied Materials Inc	392,551	134,170,006
Broadcom Inc	4,654,791	1,440,704,363
KLA Corp	231,110	340,288,675
Lam Research Corp	2,129,705	455,032,770
Micron Technology Inc	503,770	170,193,657
NVIDIA Corp	20,633,568	3,598,494,259
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	462,140	156,180,213
		6,416,642,417
Software – 13.7%
AppLovin Corp - Class A*	454,597	180,929,606
Aurora Innovation Inc*,#	10,254,057	42,246,715
Cadence Design Systems Inc*	634,821	176,397,711
Datadog Inc - Class A*	1,726,047	203,759,849
Intuit Inc	707,600	305,952,088
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson Research Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
Microsoft Corp	6,346,546	$2,349,300,933
Oracle Corp	901,902	132,678,803
		3,391,265,705
Specialty Retail – 1.9%
O'Reilly Automotive Inc*	1,526,619	140,922,200
TJX Cos Inc	1,742,148	278,221,036
Wayfair Inc - Class A*	641,640	48,257,744
		467,400,980
Technology Hardware, Storage & Peripherals – 7.1%
Apple Inc	6,440,559	1,634,549,469
Seagate Technology Holdings PLC	330,483	129,470,020
		1,764,019,489
Textiles, Apparel & Luxury Goods – 0.2%
NIKE Inc - Class B	759,596	40,121,861
Trading Companies & Distributors – 0.4%
Ferguson Enterprises Inc	453,951	105,888,610
Total Common Stocks (cost $11,798,724,902)		24,757,518,372
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	1,761,280	1,761,280
Time Deposits – 0%
Royal Bank of Canada, 3.6500%, 4/1/26	$401,520	401,520
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,162,800)		2,162,800
Total Investments (total cost $11,800,887,702) – 100.0%		24,759,681,172
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(5,990,867)
Net Assets – 100%		$24,753,690,305

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$24,225,914,434	97.8%
Sweden	203,910,959	0.8
Taiwan	156,180,213	0.6
Canada	112,059,992	0.5
Belgium	61,615,574	0.3
Total	$24,759,681,172	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$71,465,851	$559,150,599	$(630,616,914)	$464	$-	$-	-	$231,459
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Research Fund
Schedule of Investments (unaudited)
March 31, 2026

Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	$16,099,603	$129,896,346	$(144,234,669)	$-	$-	$1,761,280	1,761,280	$154,887 ∆
Total Affiliated Investments - 0.0%
	$87,565,454	$689,046,945	$(774,851,583)	$464	$-	$1,761,280	1,761,280	$386,346

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$2,227,684	$—	$(2,227,684)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2026

Janus Henderson Research Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$24,757,518,372	$-	$-
Investments Purchased with Cash Collateral from Securities Lending	-	2,162,800	-
Total Assets	$24,757,518,372	$2,162,800	$-
Janus Investment Fund | 5

Janus Henderson Research Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $11,799,126,422)(1)	$24,757,919,892
Affiliated investments, at value (cost $1,761,280)	1,761,280
Trustees' deferred compensation	781,615
Receivables:
Investments sold	16,845,415
Fund shares sold	6,127,218
Dividends	5,818,288
Foreign tax reclaims	541,966
Dividends from affiliates	32,502
Other assets	86,028
Total Assets	24,789,914,204
Liabilities:
Due to custodian	1,953,174
Collateral for securities loaned (Note 2)	2,162,800
Payables:
Advisory fees	15,076,603
Fund shares repurchased	11,740,469
Transfer agent fees and expenses	3,259,041
Trustees' deferred compensation fees	781,615
Trustees' fees and expenses	147,639
Affiliated fund administration fees payable	54,496
Professional fees	51,004
12b-1 Distribution and shareholder servicing fees	33,727
Custodian fees	216
Accrued expenses and other payables	963,115
Total Liabilities	36,223,899
Commitments and contingent liabilities (Note 3)
Net Assets	$24,753,690,305
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Research Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,375,750,390
Total distributable earnings (loss)	13,377,939,915
Total Net Assets	$24,753,690,305
Net Assets - Class A Shares	$81,240,974
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,034,799
Net Asset Value Per Share(2)	$78.51
Maximum Offering Price Per Share(3)	$83.30
Net Assets - Class C Shares	$8,346,363
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	126,327
Net Asset Value Per Share(2)	$66.07
Net Assets - Class D Shares	$17,234,139,239
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	214,848,812
Net Asset Value Per Share	$80.22
Net Assets - Class I Shares	$1,454,998,345
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,174,217
Net Asset Value Per Share	$80.06
Net Assets - Class N Shares	$485,216,603
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,040,771
Net Asset Value Per Share	$80.32
Net Assets - Class R Shares	$4,687,641
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	61,875
Net Asset Value Per Share	$75.76
Net Assets - Class S Shares	$28,831,619
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	381,722
Net Asset Value Per Share	$75.53
Net Assets - Class T Shares	$5,456,229,521
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	68,265,634
Net Asset Value Per Share	$79.93

(1)	Includes $2,227,684 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Research Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$82,510,209
Dividends from affiliates	231,459
Affiliated securities lending income, net	154,887
Unaffiliated securities lending income, net	29,889
Other income	13,483
Foreign tax withheld	(338,155)
Total Investment Income	82,601,772
Expenses:
Advisory fees	99,072,708
12b-1 Distribution and shareholder servicing fees:
Class A Shares	112,903
Class C Shares	40,890
Class R Shares	12,290
Class S Shares	39,527
Transfer agent administrative fees and expenses:
Class D Shares	10,342,029
Class R Shares	6,537
Class S Shares	39,517
Class T Shares	7,626,983
Transfer agent networking and omnibus fees:
Class A Shares	25,510
Class C Shares	3,408
Class I Shares	1,082,469
Other transfer agent fees and expenses:
Class A Shares	2,743
Class C Shares	255
Class D Shares	492,834
Class I Shares	22,462
Class N Shares	14,382
Class R Shares	35
Class S Shares	1,323
Class T Shares	17,699
Shareholder reports expense	439,543
Affiliated fund administration fees	345,234
Trustees' fees and expenses	341,227
Custodian fees	202,417
Registration fees	132,386
Professional fees	123,592
Other expenses	725,394
Total Expenses	121,266,297
Less: Excess Expense Reimbursement and Waivers	(655,830)
Net Expenses	120,610,467
Net Investment Income/(Loss)	(38,008,695)
Net Realized Gain/(Loss) on Investments:
Investments	940,920,777
Investments in affiliates	464
Total Net Realized Gain/(Loss) on Investments	940,921,241
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(3,617,285,466)
Total Change in Unrealized Net Appreciation/Depreciation	(3,617,285,466)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,714,372,920)
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Research Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$(38,008,695)	$(72,348,145)
Net realized gain/(loss) on investments	940,921,241	2,746,825,583
Change in unrealized net appreciation/depreciation	(3,617,285,466)	2,798,562,977
Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,714,372,920)	5,473,040,415
Dividends and Distributions to Shareholders:
Class A Shares	(10,196,134)	(3,927,963)
Class C Shares	(1,209,008)	(553,494)
Class D Shares	(2,122,503,297)	(874,536,639)
Class I Shares	(171,099,222)	(33,921,124)
Class N Shares	(60,500,279)	(22,517,223)
Class R Shares	(604,243)	(225,524)
Class S Shares	(3,657,517)	(1,488,097)
Class T Shares	(680,688,883)	(276,600,416)
Net Decrease from Dividends and Distributions to Shareholders	(3,050,458,583)	(1,213,770,480)
Capital Share Transactions:
Class A Shares	7,348,574	3,725,770
Class C Shares	585,299	1,763,154
Class D Shares	1,290,167,957	(300,579,391)
Class I Shares	192,514,737	787,607,389
Class N Shares	45,652,954	27,389,326
Class R Shares	373,574	523,630
Class S Shares	3,475,554	(343,637)
Class T Shares	386,407,866	(1,661,894)
Net Increase/(Decrease) from Capital Share Transactions	1,926,526,515	518,424,347
Net Increase/(Decrease) in Net Assets	(3,838,304,988)	4,777,694,282
Net Assets:
Beginning of period	28,591,995,293	23,814,301,011
End of period	$24,753,690,305	$28,591,995,293
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Research Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$97.72	$83.05	$58.80	$44.68	$70.69	$59.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.20)	(0.40)	(0.16)	0.01	(0.10)	(0.15)
Net realized and unrealized gain/(loss)	(8.29)	19.40	26.31	14.22	(17.06)	13.37
Total from Investment Operations	(8.49)	19.00	26.15	14.23	(17.16)	13.22
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(10.72)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(10.72)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Net Asset Value, End of Period	$78.51	$97.72	$83.05	$58.80	$44.68	$70.69
Total Return*	(9.94)%	23.59%	45.53%	31.92%	(28.11)%	22.66%
Net Assets, End of Period (in thousands)	$81,241	$93,157	$75,719	$47,978	$36,486	$53,589
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.05%	1.03%	0.86%	0.81%	0.84%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.05%	1.03%	0.86%	0.81%	0.84%	0.86%
Ratio of Net Investment Income/(Loss)	(0.45)%	(0.46)%	(0.22)%	0.01%	(0.16)%	(0.22)%
Portfolio Turnover Rate	13%	33%	27%	27%	32%	31%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Research Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$84.16	$72.61	$51.90	$39.79	$64.28	$54.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.42)	(0.90)	(0.48)	(0.40)	(0.45)	(0.53)
Net realized and unrealized gain/(loss)	(6.95)	16.78	23.09	12.62	(15.19)	12.20
Total from Investment Operations	(7.37)	15.88	22.61	12.22	(15.64)	11.67
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(10.72)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(10.72)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Net Asset Value, End of Period	$66.07	$84.16	$72.61	$51.90	$39.79	$64.28
Total Return*	(10.23)%	22.65%	44.73%	30.79%	(28.60)%	21.81%
Net Assets, End of Period (in thousands)	$8,346	$9,907	$7,159	$6,441	$8,523	$15,910
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.71%	1.81%	1.42%	1.71%	1.52%	1.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.71%	1.79%	1.40%	1.70%	1.52%	1.54%
Ratio of Net Investment Income/(Loss)	(1.11)%	(1.22)%	(0.77)%	(0.85)%	(0.85)%	(0.88)%
Portfolio Turnover Rate	13%	33%	27%	27%	32%	31%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Research Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$99.52	$84.35	$59.62	$45.30	$71.42	$59.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.11)	(0.23)	(0.02)	0.11	0.02	(0.01)
Net realized and unrealized gain/(loss)	(8.47)	19.73	26.68	14.41	(17.29)	13.48
Total from Investment Operations	(8.58)	19.50	26.66	14.52	(17.27)	13.47
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.03)	(0.09)	—	(0.07)
Distributions (from capital gains)	(10.72)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(10.72)	(4.33)	(1.93)	(0.20)	(8.85)	(1.91)
Net Asset Value, End of Period	$80.22	$99.52	$84.35	$59.62	$45.30	$71.42
Total Return*	(9.84)%	23.83%	45.78%	32.18%	(27.96)%	22.89%
Net Assets, End of Period (in thousands)	$17,234,139	$19,957,376	$17,212,845	$12,534,833	$10,017,030	$14,715,777
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.85%	0.83%	0.67%	0.62%	0.64%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.83%	0.67%	0.62%	0.64%	0.66%
Ratio of Net Investment Income/(Loss)	(0.25)%	(0.27)%	(0.03)%	0.21%	0.03%	(0.02)%
Portfolio Turnover Rate	13%	33%	27%	27%	32%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Research Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$99.36	$84.19	$59.51	$45.23	$71.28	$59.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.21)	— (2)	0.13	0.05	0.02
Net realized and unrealized gain/(loss)	(8.46)	19.71	26.63	14.39	(17.25)	13.46
Total from Investment Operations	(8.58)	19.50	26.63	14.52	(17.20)	13.48
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.05)	(0.13)	—	(0.10)
Distributions (from capital gains)	(10.72)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(10.72)	(4.33)	(1.95)	(0.24)	(8.85)	(1.94)
Net Asset Value, End of Period	$80.06	$99.36	$84.19	$59.51	$45.23	$71.28
Total Return*	(9.86)%	23.88%	45.83%	32.24%	(27.91)%	22.95%
Net Assets, End of Period (in thousands)	$1,454,998	$1,591,972	$645,827	$394,958	$298,319	$448,508
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.87%	0.81%	0.64%	0.57%	0.59%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.81%	0.64%	0.57%	0.59%	0.61%
Ratio of Net Investment Income/(Loss)	(0.27)%	(0.24)%	0.00% (3)	0.25%	0.08%	0.03%
Portfolio Turnover Rate	13%	33%	27%	27%	32%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Research Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$99.59	$84.31	$59.57	$45.29	$71.32	$59.75
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	(0.13)	0.06	0.18	0.09	0.07
Net realized and unrealized gain/(loss)	(8.49)	19.74	26.66	14.39	(17.27)	13.47
Total from Investment Operations	(8.55)	19.61	26.72	14.57	(17.18)	13.54
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.08)	(0.18)	—	(0.13)
Distributions (from capital gains)	(10.72)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(10.72)	(4.33)	(1.98)	(0.29)	(8.85)	(1.97)
Net Asset Value, End of Period	$80.32	$99.59	$84.31	$59.57	$45.29	$71.32
Total Return*	(9.80)%	23.98%	45.95%	32.35%	(27.86)%	23.05%
Net Assets, End of Period (in thousands)	$485,217	$553,439	$440,567	$361,772	$286,346	$432,553
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.72%	0.55%	0.49%	0.52%	0.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.72%	0.55%	0.49%	0.52%	0.54%
Ratio of Net Investment Income/(Loss)	(0.14)%	(0.15)%	0.09%	0.33%	0.15%	0.11%
Portfolio Turnover Rate	13%	33%	27%	27%	32%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Research Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$94.85	$81.05	$57.67	$44.02	$70.04	$59.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.38)	(0.73)	(0.46)	(0.22)	(0.35)	(0.42)
Net realized and unrealized gain/(loss)	(7.99)	18.86	25.74	13.98	(16.82)	13.26
Total from Investment Operations	(8.37)	18.13	25.28	13.76	(17.17)	12.84
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(10.72)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(10.72)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Net Asset Value, End of Period	$75.76	$94.85	$81.05	$57.67	$44.02	$70.04
Total Return*	(10.13)%	23.08%	44.89%	31.33%	(28.41)%	22.10%
Net Assets, End of Period (in thousands)	$4,688	$5,439	$4,159	$3,151	$2,903	$4,226
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.51%	1.50%	1.35%	1.32%	1.33%	1.34%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.47%	1.44%	1.29%	1.26%	1.27%	1.30%
Ratio of Net Investment Income/(Loss)	(0.87)%	(0.88)%	(0.65)%	(0.43)%	(0.60)%	(0.64)%
Portfolio Turnover Rate	13%	33%	27%	27%	32%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Research Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$94.50	$80.59	$57.23	$43.57	$69.26	$58.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.28)	(0.54)	(0.29)	(0.09)	(0.20)	(0.26)
Net realized and unrealized gain/(loss)	(7.97)	18.78	25.55	13.86	(16.64)	13.11
Total from Investment Operations	(8.25)	18.24	25.26	13.77	(16.84)	12.85
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(10.72)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(10.72)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Net Asset Value, End of Period	$75.53	$94.50	$80.59	$57.23	$43.57	$69.26
Total Return*	(10.03)%	23.36%	45.21%	31.68%	(28.24)%	22.43%
Net Assets, End of Period (in thousands)	$28,832	$32,235	$28,065	$20,642	$19,124	$30,909
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.25%	1.23%	1.06%	1.01%	1.04%	1.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.25%	1.22%	1.06%	1.00%	1.03%	1.04%
Ratio of Net Investment Income/(Loss)	(0.65)%	(0.65)%	(0.42)%	(0.17)%	(0.35)%	(0.39)%
Portfolio Turnover Rate	13%	33%	27%	27%	32%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Research Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$99.25	$84.22	$59.56	$45.23	$71.39	$59.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.17)	(0.33)	(0.10)	0.06	(0.04)	(0.08)
Net realized and unrealized gain/(loss)	(8.43)	19.69	26.66	14.40	(17.27)	13.48
Total from Investment Operations	(8.60)	19.36	26.56	14.46	(17.31)	13.40
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.02)	—	(0.03)
Distributions (from capital gains)	(10.72)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(10.72)	(4.33)	(1.90)	(0.13)	(8.85)	(1.87)
Net Asset Value, End of Period	$79.93	$99.25	$84.22	$59.56	$45.23	$71.39
Total Return*	(9.89)%	23.70%	45.64%	32.05%	(28.04)%	22.76%
Net Assets, End of Period (in thousands)	$5,456,230	$6,348,471	$5,399,960	$3,834,145	$3,051,003	$4,577,362
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	0.96%	0.79%	0.74%	0.77%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.94%	0.78%	0.72%	0.74%	0.77%
Ratio of Net Investment Income/(Loss)	(0.36)%	(0.38)%	(0.14)%	0.11%	(0.07)%	(0.13)%
Portfolio Turnover Rate	13%	33%	27%	27%	32%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
18 | March 31, 2026

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
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Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then
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Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of March 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,227,684. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2026 is $2,162,800, resulting in the net amount due from the counterparty of $64,884.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell 1000® Growth Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2026, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.72%.
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Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the
24 | March 31, 2026

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $2,973.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class A Shares paid CDSCs of $3 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $307.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash
Janus Investment Fund | 25

Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddles, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$11,863,406,289	$13,582,439,388	$(686,164,505)	$12,896,274,883
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Janus Henderson Research Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	154,521	$13,773,907	261,786	$22,469,499
Reinvested dividends and distributions	104,376	9,248,713	40,816	3,511,005
Shares repurchased	(177,426)	(15,674,046)	(261,037)	(22,254,734)
Net Increase/(Decrease)	81,471	$7,348,574	41,565	$3,725,770
Class C Shares:
Shares sold	12,978	$957,693	60,917	$4,612,829
Reinvested dividends and distributions	16,009	1,196,167	7,323	545,898
Shares repurchased	(20,380)	(1,568,561)	(49,117)	(3,395,573)
Net Increase/(Decrease)	8,607	$585,299	19,123	$1,763,154
Class D Shares:
Shares sold	1,525,087	$139,905,167	3,477,511	$300,102,326
Reinvested dividends and distributions	22,194,871	2,008,191,931	9,520,037	832,622,472
Shares repurchased	(9,410,167)	(857,929,141)	(16,533,811)	(1,433,304,189)
Net Increase/(Decrease)	14,309,791	$1,290,167,957	(3,536,263)	$(300,579,391)
Class I Shares:
Shares sold	2,676,828	$243,039,073	9,573,336	$894,801,438
Reinvested dividends and distributions	1,832,817	165,521,667	364,976	31,862,376
Shares repurchased	(2,358,270)	(216,046,003)	(1,586,825)	(139,056,425)
Net Increase/(Decrease)	2,151,375	$192,514,737	8,351,487	$787,607,389
Class N Shares:
Shares sold	455,991	$42,341,603	1,113,044	$93,547,480
Reinvested dividends and distributions	666,669	60,380,198	257,204	22,489,955
Shares repurchased	(639,180)	(57,068,847)	(1,038,685)	(88,648,109)
Net Increase/(Decrease)	483,480	$45,652,954	331,563	$27,389,326
Class R Shares:
Shares sold	4,116	$342,515	8,692	$731,631
Reinvested dividends and distributions	6,634	568,008	2,532	212,141
Shares repurchased	(6,221)	(536,949)	(5,196)	(420,142)
Net Increase/(Decrease)	4,529	$373,574	6,028	$523,630
Class S Shares:
Shares sold	26,885	$2,315,869	39,290	$3,332,866
Reinvested dividends and distributions	42,826	3,653,021	17,830	1,485,420
Shares repurchased	(29,109)	(2,493,336)	(64,240)	(5,161,923)
Net Increase/(Decrease)	40,602	$3,475,554	(7,120)	$(343,637)
Class T Shares:
Shares sold	3,408,202	$309,048,351	5,666,800	$494,972,876
Reinvested dividends and distributions	7,389,035	666,417,056	3,101,538	270,795,324
Shares repurchased	(6,495,730)	(589,057,541)	(8,922,503)	(767,430,094)
Net Increase/(Decrease)	4,301,507	$386,407,866	(154,165)	$(1,661,894)
6. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,499,926,463	$4,617,399,629	$-	$-
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Notes to Financial Statements (unaudited)
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson Research Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Research Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
36 | March 31, 2026

Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 37

Janus Henderson Research Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
38 | March 31, 2026

Janus Henderson Research Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson Research Fund
Notes
40 | March 31, 2026

Janus Henderson Research Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93053 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Triton Fund
Janus Investment Fund

Janus Henderson Triton Fund

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 98.5%
Aerospace & Defense – 1.1%
Standardaero Inc*	1,696,430	$43,818,787
Voyager Technologies Inc - Class A*	547,159	12,798,049
		56,616,836
Biotechnology – 14.8%
Ascendis Pharma A/S (ADR)*	277,314	63,430,031
Biohaven Ltd*	1,765,050	14,932,323
Bridgebio Pharma Inc*	801,169	59,494,810
Centessa Pharmacuticals PLC (ADR)*,#	853,852	33,915,001
Cogent Biosciences Inc*	573,728	22,082,791
Crinetics Pharmaceuticals Inc*	479,012	17,397,716
IDEAYA Biosciences Inc*	845,786	28,181,590
Insmed Inc*	228,190	37,313,629
Madrigal Pharmaceuticals Inc*	80,301	42,035,164
Mirum Pharmaceuticals Inc*	778,947	71,959,124
Nuvalent Inc - Class A*	190,114	19,477,179
Praxis Precision Medicines Inc*	243,708	78,520,281
Protagonist Therapeutics Inc*	508,648	53,611,499
PTC Therapeutics Inc*	531,915	36,239,369
Revolution Medicines Inc*	554,682	53,942,825
Soleno Therapeutics Inc*	614,556	20,575,335
Travere Therapeutics Inc*	1,100,064	32,682,901
Tyra Biosciences Inc*	351,278	13,453,947
Vaxcyte Inc*	665,340	38,662,907
Xenon Pharmaceuticals Inc*	461,139	26,815,233
		764,723,655
Building Products – 2.7%
Carlisle Cos Inc	109,926	36,673,512
Modine Manufacturing Co*	224,455	48,641,643
Zurn Water Solutions Corp	1,268,361	56,873,307
		142,188,462
Capital Markets – 3.5%
Cboe Global Markets Inc	264,686	74,395,294
Hamilton Lane Inc	220,599	21,927,541
LPL Financial Holdings Inc	279,673	84,134,028
		180,456,863
Chemicals – 2.1%
Perimeter Solutions Inc*	1,010,006	24,664,347
Sensient Technologies Corp	950,400	82,152,576
		106,816,923
Commercial Services & Supplies – 3.9%
Clean Harbors Inc*	253,520	72,691,790
Driven Brands Holdings Inc*	1,672,812	21,094,159
Rentokil Initial PLC (ADR)	3,402,359	107,106,261
		200,892,210
Construction & Engineering – 4.1%
APi Group Corp*	1,686,671	68,343,909
Legence Corp - Class A*	1,355,466	76,529,610
Sterling Construction Co Inc*	162,744	66,280,749
		211,154,268
Containers & Packaging – 2.3%
Crown Holdings Inc	857,875	86,001,969
Silgan Holdings Inc	885,056	34,340,173
		120,342,142
Diversified Consumer Services – 1.8%
Bright Horizons Family Solutions Inc*	316,557	25,998,826
Stride Inc*	763,429	67,311,535
		93,310,361
Diversified Financial Services – 3.8%
Euronet Worldwide Inc*	717,036	47,589,679
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Diversified Financial Services – (continued)
Jack Henry & Associates Inc	197,226	$31,169,597
Shift4 Payments Inc - Class A*	899,381	39,329,931
Toast Inc - Class A*	468,684	12,424,813
Walker & Dunlop Inc	626,826	27,818,538
WEX Inc*	236,394	36,177,738
		194,510,296
Diversified Telecommunication Services – 2.5%
AST SpaceMobile Inc*	1,570,509	130,148,081
Electric Utilities – 1.3%
NRG Energy Inc	461,807	67,488,475
Electrical Equipment – 0.5%
Forgent Power Solutions Inc*	900,176	26,348,152
Electronic Equipment, Instruments & Components – 8.4%
Flex Ltd*	1,757,383	115,038,291
Itron Inc*	331,933	29,751,155
Mirion Technologies Inc*	2,755,798	51,230,285
OSI Systems Inc*	352,034	93,468,547
Teledyne Technologies Inc*	237,000	143,387,370
		432,875,648
Food & Staples Retailing – 1.8%
Casey's General Stores Inc	128,029	93,187,188
Food Products – 0.7%
Premium Brands Holdings Corp#	595,436	35,159,363
Health Care Equipment & Supplies – 6.8%
Glaukos Corp*	1,040,751	112,047,253
Globus Medical Inc*	1,093,205	94,190,543
ICU Medical Inc*	368,869	47,639,431
Lantheus Holdings Inc*	897,403	68,068,017
STERIS PLC	128,591	28,435,328
		350,380,572
Health Care Providers & Services – 0.8%
HealthEquity Inc*	411,911	34,423,402
Lumexa Imaging Holdings Inc*	1,008,629	8,674,210
		43,097,612
Health Care Technology – 0.3%
Waystar Holding Corp*	687,260	16,569,839
Hotels, Restaurants & Leisure – 3.2%
Aramark	2,043,540	82,845,112
Churchill Downs Inc	377,970	33,953,045
Sportradar Group AG - Class A*	1,348,218	22,569,169
Wingstop Inc	163,722	25,371,998
		164,739,324
Household Durables – 0.7%
Cavco Industries Inc*	47,939	23,216,378
Dream Finders Homes Inc - Class A*	850,439	11,838,111
		35,054,489
Insurance – 1.8%
Axis Capital Holdings Ltd	711,152	72,117,924
Palomar Holdings Inc*	194,695	23,266,053
		95,383,977
Interactive Media & Services – 0.4%
Ziff Davis Inc*	514,117	21,572,349
Life Sciences Tools & Services – 0.5%
OmniAb Inc - 12.5 Earnout*	340,494	284,483
OmniAb Inc - 15 Earnout*	340,494	258,060
PerkinElmer Inc	304,252	26,655,518
		27,198,061
Machinery – 4.3%
Crane Co	234,887	40,165,677
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Machinery – (continued)
Donaldson Co Inc	283,188	$24,034,165
Gates Industrial Corp PLC*	2,661,052	60,166,386
ITT Inc	283,422	54,000,394
SPX Technologies Inc*	213,939	42,774,964
		221,141,586
Multiline Retail – 0.6%
Global-E Online Ltd*	1,065,861	32,881,812
Oil, Gas & Consumable Fuels – 1.6%
Magnolia Oil & Gas Corp	2,566,519	81,025,005
Personal Products – 0.2%
Oddity Tech Ltd - Class A*	930,266	12,446,959
Pharmaceuticals – 3.0%
Edgewise Therapeutics Inc*	463,699	14,606,519
Ligand Pharmaceuticals Inc*	486,184	97,066,636
Structure Therapeutics Inc (ADR)*	459,487	22,147,273
Tarsus Pharmaceuticals Inc*	279,029	19,573,884
		153,394,312
Professional Services – 5.5%
Broadridge Financial Solutions Inc	343,735	55,850,063
CACI International Inc - Class A*	105,268	57,252,107
SS&C Technologies Holdings Inc	1,599,529	108,080,175
TransUnion	360,422	24,937,598
UL Solutions Inc - Class A	449,606	38,535,730
		284,655,673
Real Estate Management & Development – 0.5%
Colliers International Group Inc - Subordinate Voting Shares	236,642	25,294,663
Road & Rail – 1.2%
Saia Inc*	184,078	64,662,920
Semiconductor & Semiconductor Equipment – 5.2%
Credo Technology Group Holding Ltd*	389,953	36,604,888
Entegris Inc	314,198	36,836,573
MACOM Technology Solutions Holdings Inc*	228,623	50,770,310
ON Semiconductor Corp*	1,015,955	62,907,934
Tower Semiconductor Ltd*	484,473	85,015,322
		272,135,027
Software – 3.3%
Alkami Technology Inc*,#	1,842,213	28,867,478
Blackbaud Inc*	761,871	29,415,839
Consensus Cloud Solutions Inc*,£	1,227,947	29,151,462
Dynatrace Inc*	1,106,629	40,923,140
Klaviyo Inc - Class A*	704,769	13,714,805
Procore Technologies Inc*	483,437	27,555,909
		169,628,633
Specialized Real Estate Investment Trusts (REITs) – 0.9%
Lamar Advertising Co	386,542	48,959,410
Technology Hardware, Storage & Peripherals – 0.3%
CompoSecure Inc - Class A	981,662	16,786,420
Textiles, Apparel & Luxury Goods – 1.6%
Gildan Activewear Inc	1,166,141	64,895,746
On Holding AG - Class A*	495,139	16,844,629
		81,740,375
Trading Companies & Distributors – 0.5%
SiteOne Landscape Supply Inc*	202,283	26,925,890
Total Common Stocks (cost $3,019,715,407)		5,101,893,831
Private Placements – 1.0%
Aerospace & Defense – 0.3%
CesiumAstro Inc - Series C*,¢,§	524,386	15,600,956
Health Care Technology – 0.3%
Kardium Inc - Series 8 Class D Preferred shares*,¢,§	16,649,170	15,394,322
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Private Placements – (continued)
Professional Services – 0%
IntelyCare Inc*,¢,§	1,023,958	$1,341,385
Software – 0.4%
Loadsmart Inc - Series A*,¢,§	377,303	5,195,462
Loadsmart Inc - Series D*,¢,§	1,075,313	14,807,060
		20,002,522
Total Private Placements (cost $80,133,935)		52,339,185
Rights – 0.1%
Biotechnology – 0.1%
89bio Inc (CVR)*,¢	2,270,649	772,021
Akero Therapeutics Inc (CVR)*,¢	358,647	233,120
Metsera Inc (CVR)*,#,¢	566,907	2,777,844
Total Rights (cost $233,121)		3,782,985
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $32,822,101)	32,821,501	32,821,501
Investments Purchased with Cash Collateral from Securities Lending – 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	28,343,946	28,343,946
Time Deposits – 0.1%
Royal Bank of Canada, 3.6500%, 4/1/26	$7,085,987	7,085,987
Total Investments Purchased with Cash Collateral from Securities Lending (cost $35,429,932)		35,429,933
Total Investments (total cost $3,168,334,496) – 100.9%		5,226,267,435
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(46,718,374)
Net Assets – 100%		$5,179,549,061

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,744,457,137	90.8%
Canada	140,744,094	2.7
Israel	130,344,093	2.5
United Kingdom	107,106,261	2.0
Denmark	63,430,031	1.2
Switzerland	40,185,819	0.8
Total	$5,226,267,435	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Common Stocks - 0.6%
Software - 0.6%
Consensus Cloud Solutions Inc*
	$39,222,313	$-	$(2,629,116)	$(2,131,538)	$(5,310,197)	$29,151,462	1,227,947	$-
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	11,453,320	766,210,423	(744,836,374)	(5,268)	(600)	32,821,501	32,821,501	882,211
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2026

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2026

Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	$60,259,474	$477,140,993	$(509,056,521)	$-	$-	$28,343,946	28,343,946	$229,301 ∆
Total Affiliated Investments - 1.8%
	$110,935,107	$1,243,351,416	$(1,256,522,011)	$(2,136,806)	$(5,310,797)	$90,316,909	62,393,394	$1,111,512

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	5/27/26	67,734,000	$(91,701,489)	$(2,074,130)
Canadian Dollar	5/27/26	5,223,000	(3,817,113)	(52,756)
Canadian Dollar	5/27/26	(13,308,000)	9,766,838	175,403
				(1,951,483)
Barclays Capital, Inc:
British Pound	5/27/26	5,658,000	(7,618,390)	(131,580)
British Pound	5/27/26	(27,001,000)	36,528,913	800,500
Canadian Dollar	5/27/26	3,543,000	(2,593,150)	(39,614)
Canadian Dollar	5/27/26	(32,915,000)	24,152,021	429,293
				1,058,599
BNP Paribas:
Canadian Dollar	5/27/26	(1,542,000)	1,131,785	20,424
Citibank, National Association:
British Pound	5/27/26	(36,539,000)	49,527,226	1,177,888
Canadian Dollar	5/27/26	59,218,000	(43,448,775)	(768,767)
				409,121
Goldman Sachs & Co LLC:
British Pound	5/27/26	4,097,000	(5,495,581)	(74,326)
British Pound	5/27/26	(29,905,000)	40,410,223	839,164
Canadian Dollar	5/27/26	9,170,000	(6,728,127)	(119,061)
				645,777
HSBC Securities (USA), Inc:
British Pound	5/27/26	(2,095,000)	2,839,818	67,660
Canadian Dollar	5/27/26	(45,721,000)	33,544,316	591,959
				659,619
JPMorgan Chase Bank, National Association:
British Pound	5/27/26	11,155,000	(15,123,446)	(362,865)
Canadian Dollar	5/27/26	2,622,000	(1,925,250)	(35,503)
Canadian Dollar	5/27/26	(21,143,000)	15,514,669	276,339
				(122,029)
Morgan Stanley & Co International PLC:
British Pound	5/27/26	6,432,000	(8,718,717)	(207,731)
Canadian Dollar	5/27/26	(37,328,000)	27,386,587	483,291
				275,560
State Street Bank and Trust Company:
British Pound	5/27/26	(74,039,666)	100,293,559	2,322,382
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2026

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	5/27/26	10,255,000	$(7,538,205)	$(147,151)
Canadian Dollar	5/27/26	2,063,000	(1,484,953)	1,907
Canadian Dollar	5/27/26	(2,071,000)	1,515,686	23,061
				2,200,199
Total				$3,195,787

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Goldman Sachs & Co LLC:
Ast Spacemobile Inc	3,200	60.00	USD	6/18/26	$(26,518,400)	$2,457,690	$(6,702,582)	$(9,160,272)
Morgan Stanley & Co International PLC:
Ast Spacemobile Inc	6,100	57.70	USD	5/15/26	(50,550,700)	38,369,000	21,249,345	(17,119,655)
Ast Spacemobile Inc	3,462	160.00	USD	3/19/27	(28,689,594)	12,662,033	7,202,078	(5,459,955)
						51,031,033	28,451,423	(22,579,610)
Total OTC Written Options						$53,488,723	$21,748,841	$(31,739,882)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2026.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2026
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$7,209,271	$-	$7,209,271
Liability Derivatives:
Forward foreign currency exchange contracts	$4,013,484	$-	$4,013,484
OTC options written, at value	-	31,739,882	$31,739,882
Total Liability Derivatives	$4,013,484	$31,739,882	$35,753,366
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2026.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$18,259	$-	$18,259
Written options contracts	-	(34,923,720)	$(34,923,720)
Total	$18,259	$(34,923,720)	$(34,905,461)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Triton Fund
Schedule of Investments (unaudited)
March 31, 2026

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Purchased options contracts	$-	$(547,237)	$(547,237)
Forward foreign currency exchange contracts	1,965,278	-	$1,965,278
Written options contracts	-	24,618,273	$24,618,273
Total	$1,965,278	$24,071,036	$26,036,314
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$258,469,336
Average amounts sold - in USD	419,138,518
Options:
Average value of option contracts purchased	3,469,276
Average value of option contracts written	27,938,335

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$175,403	$(175,403)	$—	$—
Barclays Capital, Inc	1,229,793	(171,194)	—	1,058,599
BNP Paribas	20,424	—	—	20,424
Citibank, National Association	1,177,888	(768,767)	—	409,121
Goldman Sachs & Co LLC	839,164	(839,164)	—	—
HSBC Securities (USA), Inc	659,619	—	—	659,619
JPMorgan Chase Bank, National Association	33,261,850	(276,339)	(32,985,511)	—
Morgan Stanley & Co International PLC	483,291	(483,291)	—	—
State Street Bank and Trust Company	2,347,350	(147,151)	—	2,200,199
Total	$40,194,782	$(2,861,309)	$(32,985,511)	$4,347,962

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$2,126,886	$(175,403)	$—	$1,951,483
Barclays Capital, Inc	171,194	(171,194)	—	—
Citibank, National Association	768,767	(768,767)	—	—
Goldman Sachs & Co LLC	9,353,659	(839,164)	(7,000,000)	1,514,495
JPMorgan Chase Bank, National Association	398,368	(276,339)	—	122,029
Morgan Stanley & Co International PLC	22,787,341	(483,291)	(17,048,794)	5,255,256
State Street Bank and Trust Company	147,151	(147,151)	—	—
Total	$35,753,366	$(2,861,309)	$(24,048,794)	$8,843,263

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Triton Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2026 is $56,122,170, which represents 1.1% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2026)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
CesiumAstro Inc - Series C	1/30/26	$15,600,955	$15,600,956	0.3%
IntelyCare Inc	3/29/22	25,081,954	1,341,385	0.0
Kardium Inc - Series 8 Class D Preferred shares	6/6/25	10,776,009	15,394,322	0.3
Loadsmart Inc - Series A	1/4/22	7,168,757	5,195,462	0.1
Loadsmart Inc - Series D	1/4/22	21,506,260	14,807,060	0.3
Total		$80,133,935	$52,339,185	1.0%
The Fund has registration rights for certain restricted securities held as of March 31, 2026. The issuer incurs all registration costs.
8  | March 31, 2026

Janus Henderson Triton Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Food Products	$-	$35,159,363	$-
Life Sciences Tools & Services	26,655,518	542,543	-
All Other	5,039,536,407	-	-
Private Placements	-	-	52,339,185
Rights	-	-	3,782,985
Investment Companies	-	32,821,501	-
Investments Purchased with Cash Collateral from Securities Lending	-	35,429,933	-
Total Investments in Securities	$5,066,191,925	$103,953,340	$56,122,170
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	7,209,271	-
Total Assets	$5,066,191,925	$111,162,611	$56,122,170
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$4,013,484	$-
OTC Options Written, at Value	-	31,739,882	-
Total Liabilities	$-	$35,753,366	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended March 31, 2026)
	Balance as of September 30, 2025	Realized Gain/(Loss)	Change In Unrealized Appreciation/ Depreciation(a)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of March 31, 2026(b)
Investment in Securities:
Private Placements
	$35,484,200	$-	$1,254,030	$15,600,955	$-	$-	$52,339,185
Rights
	-	-	3,549,864	233,121 (c)	-	-	3,782,985
Total	$35,484,200	$-	$4,803,894	$15,834,076	$-	$-	$56,122,170

(a)	Included in "Change in unrealized net appreciation/depreciation of investments, foreign currency translations and non-interested Trustees' deferred compensation" on the Statement of Operations.
(b)	The change in unrealized appreciation/depreciation for Level 3 securities held at March 31, 2026 is $4,803,894.
(c)	All or a portion is the result of a corporate action.
Janus Investment Fund | 9

Janus Henderson Triton Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $3,071,493,597)(1)	$5,135,950,526
Affiliated investments, at value (cost $96,840,899)	90,316,909
Deposits with brokers for OTC derivatives	24,048,794
Forward foreign currency exchange contracts	7,209,271
Trustees' deferred compensation	163,653
Receivables:
Fund shares sold	1,919,361
Dividends	1,453,595
Foreign tax reclaims	201,263
Dividends from affiliates	78,327
Other assets	106,940
Total Assets	5,261,448,639
Liabilities:
Due to custodian	1,755
Collateral for securities loaned (Note 3)	35,429,933
Forward foreign currency exchange contracts	4,013,484
OTC options written, at value (premiums received $53,488,723)	31,739,882
Payables:
Fund shares repurchased	6,565,726
Advisory fees	2,879,599
Transfer agent fees and expenses	619,444
Trustees' deferred compensation fees	163,653
12b-1 Distribution and shareholder servicing fees	160,161
Professional fees	49,294
Trustees' fees and expenses	29,084
Affiliated fund administration fees payable	11,248
Custodian fees	4,361
Accrued expenses and other payables	231,954
Total Liabilities	81,899,578
Commitments and contingent liabilities (Note 4)
Net Assets	$5,179,549,061
See footnotes at the end of the Statement.
See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson Triton Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,761,566,412
Total distributable earnings (loss)	2,417,982,649
Total Net Assets	$5,179,549,061
Net Assets - Class A Shares	$212,128,484
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,832,852
Net Asset Value Per Share(2)	$24.02
Maximum Offering Price Per Share(3)	$25.49
Net Assets - Class C Shares	$7,391,420
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	383,808
Net Asset Value Per Share(2)	$19.26
Net Assets - Class D Shares	$837,750,434
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	32,199,727
Net Asset Value Per Share	$26.02
Net Assets - Class I Shares	$573,356,140
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,698,008
Net Asset Value Per Share	$26.42
Net Assets - Class N Shares	$2,129,471,076
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	79,120,192
Net Asset Value Per Share	$26.91
Net Assets - Class R Shares	$160,323,575
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,320,647
Net Asset Value Per Share	$21.90
Net Assets - Class S Shares	$172,721,271
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,359,284
Net Asset Value Per Share	$23.47
Net Assets - Class T Shares	$1,086,406,661
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	42,885,499
Net Asset Value Per Share	$25.33

(1)	Includes $32,985,511 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Triton Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$12,900,102
Dividends from affiliates	882,211
Affiliated securities lending income, net	229,301
Unaffiliated securities lending income, net	61,791
Other income	2,731
Foreign tax withheld	(201,791)
Total Investment Income	13,874,345
Expenses:
Advisory fees	17,752,068
12b-1 Distribution and shareholder servicing fees:
Class A Shares	284,602
Class C Shares	37,126
Class R Shares	427,393
Class S Shares	234,533
Transfer agent administrative fees and expenses:
Class D Shares	472,381
Class R Shares	214,931
Class S Shares	234,879
Class T Shares	1,463,875
Transfer agent networking and omnibus fees:
Class A Shares	448,651
Class C Shares	2,453
Class I Shares	348,493
Other transfer agent fees and expenses:
Class A Shares	7,170
Class C Shares	239
Class D Shares	43,904
Class I Shares	10,361
Class N Shares	64,086
Class R Shares	1,103
Class S Shares	1,135
Class T Shares	4,925
Shareholder reports expense	100,998
Registration fees	88,101
Custodian fees	82,002
Affiliated fund administration fees	69,344
Trustees' fees and expenses	63,326
Professional fees	47,103
Other expenses	196,683
Total Expenses	22,701,865
Less: Excess Expense Reimbursement and Waivers	(261,992)
Net Expenses	22,439,873
Net Investment Income/(Loss)	(8,565,528)
See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Triton Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$519,850,586
Investments in affiliates	(2,136,806)
Forward foreign currency exchange contracts	18,259
Written options contracts	(34,923,720)
Total Net Realized Gain/(Loss) on Investments	482,808,319
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(299,422,810)
Investments in affiliates	(5,310,797)
Purchased options contracts	(547,237)
Forward foreign currency exchange contracts	1,965,278
Written options contracts	24,618,273
Total Change in Unrealized Net Appreciation/Depreciation	(278,697,293)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$195,545,498
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Triton Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$(8,565,528)	$(11,026,806)
Net realized gain/(loss) on investments	482,808,319	517,361,872
Change in unrealized net appreciation/depreciation	(278,697,293)	(333,883,047)
Net Increase/(Decrease) in Net Assets Resulting from Operations	195,545,498	172,452,019
Dividends and Distributions to Shareholders:
Class A Shares	(25,136,818)	(18,936,256)
Class C Shares	(1,130,609)	(941,162)
Class D Shares	(89,927,085)	(65,672,106)
Class I Shares	(64,399,934)	(62,330,231)
Class N Shares	(226,097,685)	(168,090,876)
Class R Shares	(20,650,604)	(14,987,575)
Class S Shares	(21,289,702)	(16,264,522)
Class T Shares	(124,475,013)	(104,456,341)
Net Decrease from Dividends and Distributions to Shareholders	(573,107,450)	(451,679,069)
Capital Share Transactions:
Class A Shares	1,194,776	(21,697,914)
Class C Shares	(90,257)	(1,845,178)
Class D Shares	23,024,224	(43,192,909)
Class I Shares	(53,769,322)	(237,907,816)
Class N Shares	5,117,907	(165,422,595)
Class R Shares	2,580,534	(17,828,436)
Class S Shares	(1,748,137)	(22,981,171)
Class T Shares	(31,771,983)	(258,234,026)
Net Increase/(Decrease) from Capital Share Transactions	(55,462,258)	(769,110,045)
Net Increase/(Decrease) in Net Assets	(433,024,210)	(1,048,337,095)
Net Assets:
Beginning of period	5,612,573,271	6,660,910,366
End of period	$5,179,549,061	$5,612,573,271
See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Triton Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.09	$27.25	$23.95	$23.01	$38.38	$30.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.08)	(0.12)	(0.11)	(0.09)	(0.19)	(0.26)
Net realized and unrealized gain/(loss)	0.97	0.98	5.26	2.55	(8.25)	10.22
Total from Investment Operations	0.89	0.86	5.15	2.46	(8.44)	9.96
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$24.02	$26.09	$27.25	$23.95	$23.01	$38.38
Total Return*	3.16%	3.04%	23.06%	11.02%	(26.63)%	33.41%
Net Assets, End of Period (in thousands)	$212,128	$228,373	$262,815	$265,744	$277,727	$467,269
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.31%	1.31%	1.33%	1.36%	1.30%	1.29%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.12%	1.10%	1.12%	1.12%	1.10%
Ratio of Net Investment Income/(Loss)	(0.62)%	(0.49)%	(0.44)%	(0.38)%	(0.65)%	(0.69)%
Portfolio Turnover Rate	18%	20%	19%	19%	8%	24%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Triton Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.53	$22.95	$20.56	$20.05	$34.49	$27.23
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.22)	(0.21)	(0.18)	(0.31)	(0.42)
Net realized and unrealized gain/(loss)	0.81	0.82	4.45	2.21	(7.20)	9.27
Total from Investment Operations	0.69	0.60	4.24	2.03	(7.51)	8.85
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$19.26	$21.53	$22.95	$20.56	$20.05	$34.49
Total Return*	2.87%	2.44%	22.39%	10.47%	(26.99)%	32.72%
Net Assets, End of Period (in thousands)	$7,391	$8,338	$10,995	$11,573	$18,940	$49,738
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.67%	1.68%	1.68%	1.59%	1.60%	1.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.67%	1.68%	1.68%	1.59%	1.60%	1.65%
Ratio of Net Investment Income/(Loss)	(1.17)%	(1.06)%	(1.02)%	(0.86)%	(1.15)%	(1.25)%
Portfolio Turnover Rate	18%	20%	19%	19%	8%	24%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Triton Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.99	$29.00	$25.30	$24.15	$39.82	$30.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.04)	(0.03)	(0.01)	(0.10)	(0.14)
Net realized and unrealized gain/(loss)	1.03	1.05	5.58	2.68	(8.64)	10.56
Total from Investment Operations	0.99	1.01	5.55	2.67	(8.74)	10.42
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$26.02	$27.99	$29.00	$25.30	$24.15	$39.82
Total Return*	3.31%	3.39%	23.44%	11.39%	(26.39)%	33.85%
Net Assets, End of Period (in thousands)	$837,750	$874,789	$956,214	$890,168	$864,531	$1,289,904
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.79%	0.79%	0.80%	0.79%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.79%	0.80%	0.79%	0.78%
Ratio of Net Investment Income/(Loss)	(0.29)%	(0.16)%	(0.13)%	(0.06)%	(0.32)%	(0.37)%
Portfolio Turnover Rate	18%	20%	19%	19%	8%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Triton Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.38	$29.38	$25.60	$24.41	$40.17	$31.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.04)	(0.03)	(0.01)	(0.09)	(0.13)
Net realized and unrealized gain/(loss)	1.04	1.06	5.66	2.72	(8.74)	10.65
Total from Investment Operations	1.00	1.02	5.63	2.71	(8.83)	10.52
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$26.42	$28.38	$29.38	$25.60	$24.41	$40.17
Total Return*	3.30%	3.38%	23.48%	11.43%	(26.38)%	33.90%
Net Assets, End of Period (in thousands)	$573,356	$667,899	$945,249	$957,122	$1,154,792	$2,082,427
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.78%	0.77%	0.77%	0.76%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.78%	0.77%	0.77%	0.76%	0.75%
Ratio of Net Investment Income/(Loss)	(0.28)%	(0.15)%	(0.11)%	(0.04)%	(0.30)%	(0.34)%
Portfolio Turnover Rate	18%	20%	19%	19%	8%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | March 31, 2026

Janus Henderson Triton Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.84	$29.79	$25.90	$24.66	$40.48	$31.44
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	(0.01)	— (2)	0.02	(0.06)	(0.10)
Net realized and unrealized gain/(loss)	1.05	1.08	5.74	2.74	(8.83)	10.73
Total from Investment Operations	1.03	1.07	5.74	2.76	(8.89)	10.63
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$26.91	$28.84	$29.79	$25.90	$24.66	$40.48
Total Return*	3.36%	3.51%	23.63%	11.52%	(26.32)%	34.04%
Net Assets, End of Period (in thousands)	$2,129,471	$2,270,151	$2,532,656	$2,408,276	$2,485,743	$4,412,467
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.67%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.67%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	(0.17)%	(0.04)%	0.00%	0.08%	(0.20)%	(0.25)%
Portfolio Turnover Rate	18%	20%	19%	19%	8%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Triton Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.07	$25.36	$22.48	$21.74	$36.75	$28.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.11)	(0.18)	(0.17)	(0.15)	(0.26)	(0.35)
Net realized and unrealized gain/(loss)	0.90	0.91	4.90	2.41	(7.82)	9.83
Total from Investment Operations	0.79	0.73	4.73	2.26	(8.08)	9.48
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$21.90	$24.07	$25.36	$22.48	$21.74	$36.75
Total Return*	2.99%	2.73%	22.68%	10.73%	(26.87)%	33.06%
Net Assets, End of Period (in thousands)	$160,324	$172,817	$200,900	$188,079	$188,832	$293,567
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.41%	1.41%	1.41%	1.41%	1.41%	1.40%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.41%	1.41%	1.41%	1.41%	1.41%	1.40%
Ratio of Net Investment Income/(Loss)	(0.91)%	(0.78)%	(0.74)%	(0.67)%	(0.94)%	(0.99)%
Portfolio Turnover Rate	18%	20%	19%	19%	8%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | March 31, 2026

Janus Henderson Triton Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.57	$26.75	$23.56	$22.67	$37.93	$29.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.08)	(0.13)	(0.12)	(0.10)	(0.21)	(0.28)
Net realized and unrealized gain/(loss)	0.94	0.97	5.16	2.51	(8.12)	10.12
Total from Investment Operations	0.86	0.84	5.04	2.41	(8.33)	9.84
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$23.47	$25.57	$26.75	$23.56	$22.67	$37.93
Total Return*	3.10%	3.02%	22.97%	10.97%	(26.66)%	33.37%
Net Assets, End of Period (in thousands)	$172,721	$189,269	$223,164	$225,745	$234,961	$452,832
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Investment Income/(Loss)	(0.66)%	(0.54)%	(0.50)%	(0.42)%	(0.69)%	(0.75)%
Portfolio Turnover Rate	18%	20%	19%	19%	8%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Triton Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.34	$28.41	$24.84	$23.76	$39.34	$30.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.05)	(0.07)	(0.06)	(0.04)	(0.13)	(0.19)
Net realized and unrealized gain/(loss)	1.00	1.02	5.48	2.64	(8.52)	10.45
Total from Investment Operations	0.95	0.95	5.42	2.60	(8.65)	10.26
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.96)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$25.33	$27.34	$28.41	$24.84	$23.76	$39.34
Total Return*	3.24%	3.24%	23.34%	11.27%	(26.50)%	33.67%
Net Assets, End of Period (in thousands)	$1,086,407	$1,200,938	$1,528,917	$1,494,589	$1,592,889	$2,670,126
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.91%	0.90%	0.91%	0.90%	0.90%
Ratio of Net Investment Income/(Loss)	(0.41)%	(0.28)%	(0.24)%	(0.16)%	(0.44)%	(0.49)%
Portfolio Turnover Rate	18%	20%	19%	19%	8%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | March 31, 2026

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Triton Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Effective July 18, 2022, the Fund reopened to all new investors.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, employer-sponsored retirement plans, and bank trust platforms.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement
Janus Investment Fund | 23

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
24 | March 31, 2026

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under ASC 820. These are categorized as Level 3 in the hierarchy.
For significant fair value measurements categorized within Level 3 of the fair value hierarchy, the table below summarizes the valuation techniques and provides quantitative information about the significant unobservable inputs. In addition, the table provides a narrative description of the uncertainty of the fair value measurement based on the use of significant unobservable inputs that have been different, or that reasonable could have been different, at the reporting date.
Asset	Fair Value at March 31, 2026	Valuation Technique	Unobservable Input	Input Amount or Range	Weighted Average(1)	Impact to Valuation from an Increase in Input
Private Placements
	$15,600,955	Recent Transaction	Purchase Price	$100	$100	Increase
	$21,343,908	Market Approach	Discount Rate	0.24-4.0	3.76	Decrease
	$15,394,322	Income Approach	Discount Rate	12%	12%	Decrease
Rights
	$3,782,985	Market Approach	Discount Rate	0.34-4.9	3.71	Increase

(1)	Unobservable inputs were weighted by the relative fair value of securities.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
March 31, 2026.
Janus Investment Fund | 25

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal
26 | March 31, 2026

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2026 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
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•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of
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premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the period, the Fund purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.
There were no purchased options held at March 31, 2026.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market
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favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in
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Notes to Financial Statements (unaudited)
the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of March 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $32,985,511. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2026 is $35,429,933, resulting in the net amount due to the counterparty of $2,444,422.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31,
2026” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily
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valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
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The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $642.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class A Shares paid CDSCs of $363 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $19.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus
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Notes to Financial Statements (unaudited)
Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,169,323,154	$2,347,326,275	$(290,381,994)	$2,056,944,281
Information on the tax components of derivatives as of March 31, 2026 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(53,488,723)	$35,660,694	$(10,716,066)	$24,944,628
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
34 | March 31, 2026

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
6. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,041,073	$26,064,927	1,492,895	$37,804,289
Reinvested dividends and distributions	646,010	15,885,381	463,622	12,299,884
Shares repurchased	(1,607,030)	(40,755,532)	(2,848,458)	(71,802,087)
Net Increase/(Decrease)	80,053	$1,194,776	(891,941)	$(21,697,914)
Class C Shares:
Shares sold	13,794	$290,387	40,438	$851,160
Reinvested dividends and distributions	55,517	1,097,017	41,174	905,819
Shares repurchased	(72,723)	(1,477,661)	(173,565)	(3,602,157)
Net Increase/(Decrease)	(3,412)	$(90,257)	(91,953)	$(1,845,178)
Class D Shares:
Shares sold	407,543	$11,180,245	846,999	$22,797,924
Reinvested dividends and distributions	3,227,352	85,912,109	2,225,516	63,182,404
Shares repurchased	(2,691,021)	(74,068,130)	(4,789,579)	(129,173,237)
Net Increase/(Decrease)	943,874	$23,024,224	(1,717,064)	$(43,192,909)
Class I Shares:
Shares sold	1,332,832	$36,839,485	3,290,285	$91,290,786
Reinvested dividends and distributions	2,120,650	57,321,171	1,982,360	57,052,318
Shares repurchased	(5,288,400)	(147,929,978)	(13,916,425)	(386,250,920)
Net Increase/(Decrease)	(1,834,918)	$(53,769,322)	(8,643,780)	$(237,907,816)
Class N Shares:
Shares sold	5,626,157	$160,136,982	11,882,943	$331,634,662
Reinvested dividends and distributions	7,825,409	215,355,266	5,446,938	159,159,535
Shares repurchased	(13,043,159)	(370,374,341)	(23,634,246)	(656,216,792)
Net Increase/(Decrease)	408,407	$5,117,907	(6,304,365)	$(165,422,595)
Class R Shares:
Shares sold	259,061	$6,026,735	633,773	$14,945,414
Reinvested dividends and distributions	904,703	20,310,592	606,752	14,889,683
Shares repurchased	(1,022,139)	(23,756,793)	(1,983,500)	(47,663,533)
Net Increase/(Decrease)	141,625	$2,580,534	(742,975)	$(17,828,436)
Class S Shares:
Shares sold	291,860	$7,246,548	779,005	$19,391,256
Reinvested dividends and distributions	884,397	21,260,898	613,516	15,957,546
Shares repurchased	(1,219,727)	(30,255,583)	(2,331,607)	(58,329,973)
Net Increase/(Decrease)	(43,470)	$(1,748,137)	(939,086)	$(22,981,171)
Class T Shares:
Shares sold	1,428,811	$37,990,976	3,239,951	$85,678,536
Reinvested dividends and distributions	4,708,384	122,088,409	3,702,948	102,793,847
Shares repurchased	(7,176,167)	(191,851,368)	(16,843,881)	(446,706,409)
Net Increase/(Decrease)	(1,038,972)	$(31,771,983)	(9,900,982)	$(258,234,026)
7. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$995,444,873	$1,672,069,997	$-	$-
Janus Investment Fund | 35

Janus Henderson Triton Fund
Notes to Financial Statements (unaudited)
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
36 | March 31, 2026

Janus Henderson Triton Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
Janus Investment Fund | 37

Janus Henderson Triton Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
38 | March 31, 2026

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 39

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
40 | March 31, 2026

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Janus Investment Fund | 41

Janus Henderson Triton Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
42 | March 31, 2026

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 43

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
44 | March 31, 2026

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 45

Janus Henderson Triton Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
46 | March 31, 2026

Janus Henderson Triton Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 47

Janus Henderson Triton Fund
Notes
48 | March 31, 2026

Janus Henderson Triton Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93054 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson U.S. Dividend Income Fund
Janus Investment Fund

Janus Henderson U.S. Dividend Income Fund

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 3.6%
Lockheed Martin Corp	1,234	$745,818
Raytheon Technologies Corp	7,218	1,392,352
		2,138,170
Airlines – 1.3%
Delta Air Lines Inc	11,603	771,367
Banks – 6.3%
JPMorgan Chase & Co	8,847	2,602,433
PNC Financial Services Group Inc/The	5,731	1,192,564
		3,794,997
Beverages – 2.2%
Coca-Cola Co	17,212	1,308,973
Biotechnology – 2.5%
AbbVie Inc	3,759	817,545
Amgen Inc	1,928	678,367
		1,495,912
Building Products – 1.3%
Trane Technologies PLC	1,804	751,799
Capital Markets – 8.4%
CME Group Inc	3,934	1,161,907
Goldman Sachs Group Inc	1,626	1,375,580
Intercontinental Exchange Inc	7,120	1,119,833
Morgan Stanley	8,338	1,372,185
		5,029,505
Chemicals – 1.1%
Ecolab Inc	2,498	664,518
Communications Equipment – 2.4%
Cisco Systems Inc	18,460	1,432,311
Consumer Finance – 1.9%
American Express Co	3,805	1,150,936
Diversified Financial Services – 1.0%
Visa Inc	2,060	622,614
Diversified Telecommunication Services – 2.7%
Verizon Communications Inc	32,001	1,606,450
Electric Utilities – 2.5%
American Electric Power Co Inc	4,905	642,947
Duke Energy Corp	6,452	844,825
		1,487,772
Electrical Equipment – 3.5%
Eaton Corp PLC	3,190	1,140,967
Emerson Electric Co	7,520	985,271
		2,126,238
Electronic Equipment, Instruments & Components – 1.3%
Amphenol Corp	6,312	797,521
Entertainment – 2.2%
Walt Disney Co/The	13,503	1,301,419
Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	10,139	1,040,971
Medtronic PLC	10,157	880,104
		1,921,075
Health Care Providers & Services – 1.9%
CVS Health Corp	8,116	582,891
HCA Healthcare Inc	1,124	531,922
		1,114,813
Hotels, Restaurants & Leisure – 3.6%
Marriott International Inc/MD - Class A	2,204	720,862
McDonald's Corp	2,309	717,614
Royal Caribbean Cruises Ltd	2,535	697,582
		2,136,058
Household Durables – 1.2%
Garmin Ltd	3,188	739,648
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks – (continued)
Industrial Conglomerates – 1.4%
3M Co	5,883	$854,388
Insurance – 2.8%
Progressive Corp/The	3,951	783,246
Travelers Cos Inc	3,128	912,375
		1,695,621
Interactive Media & Services – 4.5%
Alphabet Inc - Class C	6,596	1,892,129
Meta Platforms Inc - Class A	1,463	837,026
		2,729,155
Life Sciences Tools & Services – 1.4%
Danaher Corp	4,330	820,968
Machinery – 1.7%
Cummins Inc	1,904	1,024,390
Metals & Mining – 1.4%
Freeport-McMoRan Inc	14,534	854,309
Multiline Retail – 1.1%
eBay Inc	7,581	690,023
Multi-Utilities – 2.5%
Ameren Corp	6,024	662,158
WEC Energy Group Inc	7,342	849,983
		1,512,141
Oil, Gas & Consumable Fuels – 6.7%
Chevron Corp	9,878	2,043,758
ConocoPhillips	12,154	1,604,328
EOG Resources Inc	2,487	359,546
		4,007,632
Pharmaceuticals – 4.6%
Johnson & Johnson	8,275	2,022,741
Zoetis Inc	6,341	749,570
		2,772,311
Road & Rail – 1.8%
Union Pacific Corp	4,547	1,103,193
Semiconductor & Semiconductor Equipment – 6.3%
Applied Materials Inc	4,919	1,681,265
Broadcom Inc	3,298	1,020,764
Texas Instruments Inc	5,586	1,084,466
		3,786,495
Software – 1.4%
Intuit Inc	1,008	435,839
Microsoft Corp	1,084	401,264
		837,103
Specialty Retail – 1.3%
Home Depot Inc	2,443	803,478
Technology Hardware, Storage & Peripherals – 2.0%
Dell Technologies Inc	3,701	607,445
Seagate Technology Holdings PLC	1,517	594,300
		1,201,745
Textiles, Apparel & Luxury Goods – 1.4%
NIKE Inc - Class B	15,379	812,319
Tobacco – 2.8%
Philip Morris International Inc	10,171	1,681,673
Trading Companies & Distributors – 0.7%
Ferguson Enterprises Inc	1,899	442,961
Total Investments (total cost $52,234,975) – 99.9%		60,022,001
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		59,554
Net Assets – 100%		$60,081,555
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments (unaudited)
March 31, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$250,053	$11,418,768	$(11,668,827)	$6	$-	$-	-	$3,954
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	-	469,700	(469,700)	-	-	-	-	-
Total Affiliated Investments - N/A
	$250,053	$11,888,468	$(12,138,527)	$6	$-	$-	-	$3,954
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson U.S. Dividend Income Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of March 31, 2026.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$60,022,001	$-	$-
4  | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Investments, at value (cost $52,234,975)	$60,022,001
Trustees' deferred compensation	1,887
Receivables:
Investments sold	235,781
Fund shares sold	50,590
Dividends	49,472
Dividends from affiliates	1,279
Foreign tax reclaims	784
Other assets	134
Total Assets	60,361,928
Liabilities:
Due to custodian	144,670
Payables:
Professional fees	38,947
Advisory fees	14,155
Fund shares repurchased	12,822
Dividends	10,600
Transfer agent fees and expenses	5,875
Trustees' deferred compensation fees	1,887
Custodian fees	446
Trustees' fees and expenses	298
Affiliated fund administration fees payable	131
Accrued expenses and other payables	50,542
Total Liabilities	280,373
Commitments and contingent liabilities (Note 3)
Net Assets	$60,081,555
Net Assets Consist of:
Capital (par value and paid-in surplus)	$51,579,125
Total distributable earnings (loss)	8,502,430
Total Net Assets	$60,081,555
Net Assets - Class D Shares	$44,260,430
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,372,448
Net Asset Value Per Share	$13.12
Net Assets - Class I Shares	$881,112
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	67,167
Net Asset Value Per Share	$13.12
Net Assets - Class N Shares	$14,940,013
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,140,084
Net Asset Value Per Share	$13.10
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson U.S. Dividend Income Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$705,902
Dividends from affiliates	3,954
Other income	27
Foreign withholding tax income	784
Total Investment Income	710,667
Expenses:
Advisory fees	180,410
12b-1 Distribution and shareholder servicing fees:
Transfer agent administrative fees and expenses:
Class D Shares	21,674
Transfer agent networking and omnibus fees:
Class I Shares	112
Other transfer agent fees and expenses:
Class D Shares	4,583
Class I Shares	19
Class N Shares	706
Registration fees	51,161
Non-affiliated fund administration fees	42,761
Professional fees	27,488
Custodian fees	8,346
Shareholder reports expense	6,489
Affiliated fund administration fees	752
Trustees' fees and expenses	731
Other expenses	6,976
Total Expenses	352,208
Less: Excess Expense Reimbursement and Waivers	(120,650)
Net Expenses	231,558
Net Investment Income/(Loss)	479,109
Net Realized Gain/(Loss) on Investments:
Investments	1,307,040
Investments in affiliates	6
Total Net Realized Gain/(Loss) on Investments	1,307,046
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(248,198)
Total Change in Unrealized Net Appreciation/Depreciation	(248,198)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,537,957
See Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$479,109	$542,961
Net realized gain/(loss) on investments	1,307,046	1,049,850
Change in unrealized net appreciation/depreciation	(248,198)	4,614,646
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,537,957	6,207,457
Dividends and Distributions to Shareholders:
Class D Shares	(1,097,870)	(811,206)
Class I Shares	(15,054)	(18,150)
Class N Shares	(542,624)	(413,343)
Net Decrease from Dividends and Distributions to Shareholders	(1,655,548)	(1,242,699)
Capital Share Transactions:
Class D Shares	9,722,329	17,978,378
Class I Shares	438,896	20,510
Class N Shares	(4,801,531)	10,079,079
Net Increase/(Decrease) from Capital Share Transactions	5,359,694	28,077,967
Net Increase/(Decrease) in Net Assets	5,242,103	33,042,725
Net Assets:
Beginning of period	54,839,452	21,796,727
End of period	$60,081,555	$54,839,452
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson U.S. Dividend Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year or period ended September 30	2026	2025	2024	2023(1)
Net Asset Value, Beginning of Period	$13.16	$11.98	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.18	0.20	0.17
Net realized and unrealized gain/(loss)	0.23	1.52	2.14	(0.19)
Total from Investment Operations	0.33	1.70	2.34	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.17)	(0.22)	(0.09)
Distributions (from capital gains)	(0.27)	(0.35)	(0.03)	—
Total Dividends and Distributions	(0.37)	(0.52)	(0.25)	(0.09)
Net Asset Value, End of Period	$13.12	$13.16	$11.98	$9.89
Total Return*	2.53%	14.60%	23.89%	(0.25)%
Net Assets, End of Period (in thousands)	$44,260	$34,837	$13,817	$2,363
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.21%	1.44%	1.52%	10.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.83%	0.89%	0.92%
Ratio of Net Investment Income/(Loss)	1.56%	1.46%	1.81%	2.11%
Portfolio Turnover Rate	44%	59%	81%	85%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year or period ended September 30	2026	2025	2024	2023(1)
Net Asset Value, Beginning of Period	$13.16	$11.97	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.19	0.21	0.18
Net realized and unrealized gain/(loss)	0.23	1.53	2.14	(0.20)
Total from Investment Operations	0.34	1.72	2.35	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.18)	(0.24)	(0.09)
Distributions (from capital gains)	(0.27)	(0.35)	(0.03)	—
Total Dividends and Distributions	(0.38)	(0.53)	(0.27)	(0.09)
Net Asset Value, End of Period	$13.12	$13.16	$11.97	$9.89
Total Return*	2.59%	14.79%	23.94%	(0.19)%
Net Assets, End of Period (in thousands)	$881	$450	$396	$200
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.52%	2.15%	2.33%	16.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.75%	0.79%	0.80%
Ratio of Net Investment Income/(Loss)	1.71%	1.59%	1.92%	2.30%
Portfolio Turnover Rate	44%	59%	81%	85%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson U.S. Dividend Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year or period ended September 30	2026	2025	2024	2023(1)
Net Asset Value, Beginning of Period	$13.14	$11.96	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11	0.19	0.22	0.18
Net realized and unrealized gain/(loss)	0.23	1.52	2.13	(0.20)
Total from Investment Operations	0.34	1.71	2.35	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.18)	(0.25)	(0.09)
Distributions (from capital gains)	(0.27)	(0.35)	(0.03)	—
Total Dividends and Distributions	(0.38)	(0.53)	(0.28)	(0.09)
Net Asset Value, End of Period	$13.10	$13.14	$11.96	$9.89
Total Return*	2.60%	14.72%	23.95%	(0.18)%
Net Assets, End of Period (in thousands)	$14,940	$19,552	$7,584	$16,870
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.08%	1.26%	1.47%	2.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.70%	0.76%	0.76%
Ratio of Net Investment Income/(Loss)	1.67%	1.54%	2.03%	2.23%
Portfolio Turnover Rate	44%	59%	81%	85%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Dividend Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to provide current income and aims to provide a growing stream of income per share over time. The Fund’s secondary objective is to seek to provide long-term capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
The Fund currently offers Class D Shares. Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market
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Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
12 | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also
Janus Investment Fund | 13

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser
14 | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of March 31, 2026.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.60
Over $2 Billion	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.60% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
For the period of three years subsequent to the Fund’s commencement of operations, or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule, whichever occurs first, the Adviser may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio including recovered expenses, falls below the expense limit. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended March 31, 2026, the Adviser reimbursed the Fund $67,850 of fees and expense that are eligible for recoupment. As of March 31, 2026, the aggregate amount of recoupment that may potentially be made to the Adviser is $665,370. The recoupment of such reimbursements expired on December 20, 2025.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain
Janus Investment Fund | 15

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.15% for Class I Shares on an annual basis based on the daily net assets of the share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of
16 | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of March 31, 2026, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class D Shares	- %	- %
Class I Shares	-	-
Class N Shares	75	19
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$52,788,661	$8,772,099	$(1,538,759)	$7,233,340
Janus Investment Fund | 17

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class D Shares:
Shares sold	1,103,502	$14,772,191	2,041,474	$24,581,890
Reinvested dividends and distributions	79,506	1,038,612	61,239	736,878
Shares repurchased	(457,411)	(6,088,474)	(609,370)	(7,340,390)
Net Increase/(Decrease)	725,597	$9,722,329	1,493,343	$17,978,378
Class I Shares:
Shares sold	58,348	$791,044	21,245	$259,697
Reinvested dividends and distributions	1,152	15,054	1,518	18,150
Shares repurchased	(26,557)	(367,202)	(21,609)	(257,337)
Net Increase/(Decrease)	32,943	$438,896	1,154	$20,510
Class N Shares:
Shares sold	68,287	$908,370	933,922	$11,045,791
Reinvested dividends and distributions	41,614	542,624	34,299	413,343
Shares repurchased	(457,268)	(6,252,525)	(114,894)	(1,380,055)
Net Increase/(Decrease)	(347,367)	$(4,801,531)	853,327	$10,079,079
6. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$31,116,178	$26,816,347	$-	$-
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
18 | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
Janus Investment Fund | 19

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
20 | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 21

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
22 | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Janus Investment Fund | 23

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
24 | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 25

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
26 | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 27

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
28 | March 31, 2026

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 29

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93097 05-26

SEMIANNUAL FINANCIAL STATEMENTS

March 31, 2026
Janus Henderson Venture Fund
Janus Investment Fund

Janus Henderson Venture Fund

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 97.5%
Aerospace & Defense – 1.6%
Loar Holdings Inc*	328,054	$18,794,214
Standardaero Inc*	846,479	21,864,552
Voyager Technologies Inc - Class A*,#	295,951	6,922,294
		47,581,060
Banks – 1.3%
Bancorp Inc/The*	723,277	38,861,673
Biotechnology – 16.1%
Ascendis Pharma A/S (ADR)*	144,316	33,009,399
Biohaven Ltd*	1,030,292	8,716,270
Bridgebio Pharma Inc*	615,777	45,727,600
Centessa Pharmacuticals PLC (ADR)*,#	464,092	18,433,734
Cogent Biosciences Inc*	336,155	12,938,606
Crinetics Pharmaceuticals Inc*	303,947	11,039,355
Halozyme Therapeutics Inc*	321,070	20,750,754
IDEAYA Biosciences Inc*	519,128	17,297,345
Insmed Inc*	115,023	18,808,561
Madrigal Pharmaceuticals Inc*	54,399	28,476,244
Mirum Pharmaceuticals Inc*	453,555	41,899,411
Nuvalent Inc - Class A*	143,080	14,658,546
Olema Pharmaceuticals Inc*	297,315	4,432,967
Praxis Precision Medicines Inc*	141,046	45,443,611
Protagonist Therapeutics Inc*	325,402	34,297,371
PTC Therapeutics Inc*	352,911	24,043,826
Revolution Medicines Inc*	371,147	36,094,046
Soleno Therapeutics Inc*	320,855	10,742,225
Travere Therapeutics Inc*	602,435	17,898,344
Tyra Biosciences Inc*	204,289	7,824,269
Vaxcyte Inc*	460,764	26,774,996
Xenon Pharmaceuticals Inc*	246,945	14,359,852
		493,667,332
Building Products – 2.7%
CSW Industrials Inc	75,545	19,685,516
Modine Manufacturing Co*	131,396	28,474,827
Zurn Water Solutions Corp	750,075	33,633,363
		81,793,706
Capital Markets – 2.0%
Hamilton Lane Inc	147,481	14,659,612
LPL Financial Holdings Inc	149,510	44,977,093
		59,636,705
Chemicals – 3.1%
Perimeter Solutions Inc*	2,146,758	52,423,830
Sensient Technologies Corp	488,899	42,260,430
		94,684,260
Commercial Services & Supplies – 4.5%
CECO Environmental Corp*	720,259	42,913,031
Cimpress PLC*	380,734	27,793,582
Montrose Environmental Group Inc*	701,247	15,350,297
Rentokil Initial PLC (ADR)	1,632,185	51,381,184
		137,438,094
Construction & Engineering – 2.9%
Legence Corp - Class A*	813,528	45,931,791
Sterling Construction Co Inc*	108,080	44,017,741
		89,949,532
Diversified Consumer Services – 2.0%
Bright Horizons Family Solutions Inc*	185,612	15,244,314
Stride Inc*	520,724	45,912,235
		61,156,549
Diversified Financial Services – 3.0%
Euronet Worldwide Inc*	334,328	22,189,349
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Diversified Financial Services – (continued)
Jack Henry & Associates Inc	102,192	$16,150,424
Shift4 Payments Inc - Class A*,#	478,753	20,935,869
Walker & Dunlop Inc	250,021	11,095,932
WEX Inc*	143,103	21,900,483
		92,272,057
Diversified Telecommunication Services – 1.8%
AST SpaceMobile Inc*,#	655,608	54,330,235
Electrical Equipment – 0.5%
Forgent Power Solutions Inc*	523,015	15,308,649
Electronic Equipment, Instruments & Components – 5.4%
Arlo Technologies Inc*	1,294,178	18,416,153
Bel Fuse Inc - Class B	234,730	46,471,845
Napco Security Technologies Inc	424,235	16,710,617
Novanta Inc*	214,257	25,305,894
OSI Systems Inc*	222,448	59,062,169
		165,966,678
Entertainment – 1.2%
Atlanta Braves Holdings Inc - Class C*	664,750	28,384,825
Manchester United PLC*,#	529,296	8,902,759
		37,287,584
Food & Staples Retailing – 1.9%
Casey's General Stores Inc	78,849	57,391,033
Food Products – 0.7%
Mama's Creations Inc*	1,066,670	16,362,718
Once Upon a Farm PBC*	375,312	6,136,351
		22,499,069
Health Care Equipment & Supplies – 6.9%
Carlsmed Inc*,#	588,027	5,321,644
Glaukos Corp*	648,591	69,827,307
Globus Medical Inc*	585,839	50,475,888
ICU Medical Inc*	213,362	27,555,702
Lantheus Holdings Inc*	456,070	34,592,910
PROCEPT BioRobotics Corp*	295,038	7,378,900
STERIS PLC	71,096	15,721,459
		210,873,810
Health Care Providers & Services – 0.7%
HealthEquity Inc*	208,468	17,421,671
Lumexa Imaging Holdings Inc*,#	591,618	5,087,915
		22,509,586
Health Care Technology – 1.3%
HeartFlow Inc*,#	754,491	18,356,766
Waystar Holding Corp*	826,268	19,921,321
		38,278,087
Hotels, Restaurants & Leisure – 1.4%
Aramark	871,314	35,323,070
Inspired Entertainment Inc*	1,186,831	8,462,105
		43,785,175
Household Durables – 0.2%
Dream Finders Homes Inc - Class A*	543,490	7,565,381
Insurance – 2.0%
BRP Group Inc - Class A*,#	585,492	12,845,694
Exzeo Group Inc*,#	578,622	8,488,385
Goosehead Insurance Inc*	309,504	13,203,441
Palomar Holdings Inc*	114,660	13,701,870
RLI Corp	230,087	13,124,162
		61,363,552
Interactive Media & Services – 0.7%
Ziff Davis Inc*	474,088	19,892,732
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | March 31, 2026

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 0%
OmniAb Inc - 12.5 Earnout*	104,942	$87,679
OmniAb Inc - 15 Earnout*	104,942	79,536
		167,215
Machinery – 6.9%
Alamo Group Inc	138,094	22,781,367
ATS Corp*	809,668	22,824,849
EnPro Industries Inc	137,064	34,355,092
Gates Industrial Corp PLC*	1,292,733	29,228,693
ITT Inc	164,368	31,317,035
Kornit Digital Ltd*	650,740	9,539,848
SPX Technologies Inc*	302,717	60,525,237
		210,572,121
Multiline Retail – 0.6%
Global-E Online Ltd*	627,813	19,368,031
Oil, Gas & Consumable Fuels – 1.9%
California Resources Corp	287,571	19,905,665
Magnolia Oil & Gas Corp	1,200,976	37,914,812
		57,820,477
Personal Products – 0.3%
Oddity Tech Ltd - Class A*	630,311	8,433,561
Pharmaceuticals – 2.8%
Edgewise Therapeutics Inc*	301,061	9,483,422
Ligand Pharmaceuticals Inc*	266,062	53,119,278
Structure Therapeutics Inc (ADR)*	243,999	11,760,752
Tarsus Pharmaceuticals Inc*	164,015	11,505,652
		85,869,104
Professional Services – 6.6%
Asure Software Inc*,£	1,499,742	12,897,781
Broadridge Financial Solutions Inc	176,865	28,737,025
CACI International Inc - Class A*	58,550	31,843,589
CRA International Inc	111,599	18,065,646
Innodata Inc*,#	431,814	16,676,657
Paylocity Holding Corp*	197,096	21,294,252
SS&C Technologies Holdings Inc	777,885	52,561,689
UL Solutions Inc - Class A	227,900	19,533,309
		201,609,948
Real Estate Management & Development – 0.9%
Colliers International Group Inc - Subordinate Voting Shares	124,851	13,345,323
FirstService Corp#	95,381	13,252,236
		26,597,559
Semiconductor & Semiconductor Equipment – 5.9%
Credo Technology Group Holding Ltd*	334,479	31,397,544
MACOM Technology Solutions Holdings Inc*	136,329	30,274,581
Nova Ltd*	43,726	18,989,327
ON Semiconductor Corp*	353,789	21,906,615
PDF Solutions Inc*	840,214	27,483,400
Tower Semiconductor Ltd*	282,087	49,500,627
		179,552,094
Software – 3.9%
Alkami Technology Inc*,#	1,076,212	16,864,242
Blackbaud Inc*	420,264	16,226,393
Consensus Cloud Solutions Inc*	692,492	16,439,760
Descartes Systems Group Inc/The*	544,772	39,025,870
Procore Technologies Inc*	192,964	10,998,948
Tyler Technologies Inc*	61,546	21,072,119
		120,627,332
Specialty Retail – 0.9%
Valvoline Inc*	829,218	27,928,062
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2026
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 0.3%
CompoSecure Inc - Class A	573,490	$9,806,679
Textiles, Apparel & Luxury Goods – 1.1%
Gildan Activewear Inc	627,812	34,937,738
Trading Companies & Distributors – 1.5%
Core & Main Inc - Class A*	682,138	33,697,617
SiteOne Landscape Supply Inc*	91,658	12,200,597
		45,898,214
Total Common Stocks (cost $1,830,314,702)		2,983,280,674
Private Placements – 1.6%
Aerospace & Defense – 0.3%
CesiumAstro Inc - Series C*,¢,§	307,536	9,149,473
Biotechnology – 0.4%
Claris Biotherapeutics Inc - Series A-3*,¢,£,§	5,023,916	3,053,034
Claris Biotherapeutics Inc - Series B-1*,¢,£,§	670,416	293,307
Claris Biotherapeutics Inc - Series B-2*,¢,£,§	5,994,888	2,622,763
Galvanize Therapeutics Inc - Series C*,¢,§	13,743,992	7,281,567
		13,250,671
Health Care Technology – 0.3%
Kardium Inc - Series 8 Class D Preferred shares*,¢,§	8,991,217	8,313,549
Professional Services – 0.4%
Apartment List Inc*,¢,§	2,431,401	10,527,966
IntelyCare Inc*,¢,§	384,276	503,402
		11,031,368
Software – 0.2%
Loadsmart Inc - Series A*,¢,§	140,312	1,932,096
Loadsmart Inc - Series D*,¢,§	399,891	5,506,499
		7,438,595
Total Private Placements (cost $58,878,152)		49,183,656
Rights – 0.1%
Biotechnology – 0.1%
89bio Inc (CVR)*,¢	1,117,836	380,064
Akero Therapeutics Inc (CVR)*,¢	190,961	124,125
Metsera Inc (CVR)*,#,¢	301,216	1,475,958
Total Rights (cost $124,125)		1,980,147
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $32,160,619)	32,153,727	32,153,727
Investments Purchased with Cash Collateral from Securities Lending – 0.9%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	22,189,710	22,189,710
Time Deposits – 0.2%
Royal Bank of Canada, 3.6500%, 4/1/26	$5,547,428	5,547,428
Total Investments Purchased with Cash Collateral from Securities Lending (cost $27,737,138)		27,737,138
Total Investments (total cost $1,949,214,736) – 101.1%		3,094,335,342
Liabilities, net of Cash, Receivables and Other Assets – (1.1)%		(33,545,992)
Net Assets – 100%		$3,060,789,350
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | March 31, 2026

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,763,130,977	89.3%
Canada	131,699,565	4.3
Israel	105,831,394	3.4
United Kingdom	60,283,943	1.9
Denmark	33,009,399	1.1
Switzerland	380,064	0.0
Total	$3,094,335,342	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares/ Principal	Dividend/ Interest Income
Convertible Corporate Bonds - N/A
Biotechnology - N/A
Claris Biotherapeutics Inc, 8.0000%, 7/31/26
	$221,444	$-	$(234,646) Ð	$13,202	$-	$-	$-	$-
Claris Biotherapeutics Inc - Series B, 8.0000%, 7/31/26
	154,340	-	(156,843) Ð	2,503	-	-	-	-
Total Convertible Corporate Bonds - N/A
	$375,784	$-	$(391,489)	$15,705	$-	$-	$-	$-
Common Stocks - 0.4%
Professional Services - 0.4%
Asure Software Inc*
	12,869,818	-	(596,677)	(240,299)	864,939	12,897,781	1,499,742	-
Private Placements - 0.2%
Biotechnology - 0.2%
Claris Biotherapeutics Inc - Series A-3*,¢,§
	2,197,963	-	-	-	855,071	3,053,034	5,023,916	-
Claris Biotherapeutics Inc - Series B-1*,¢,§
	-	234,646 Ð	-	-	58,661	293,307	670,416	-
Claris Biotherapeutics Inc - Series B-2*,¢,§
	-	2,622,763 Ð	-	-	-	2,622,763	5,994,888	-
Total Private Placements - 0.2%
	$2,197,963	$2,857,409	$-	$-	$913,732	$5,969,104	11,689,220	$-
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	37,026,630	395,918,582	(400,775,291)	(9,302)	(6,892)	32,153,727	32,153,727	750,806
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	33,281,722	395,087,647	(406,179,659)	-	-	22,189,710	22,189,710	182,061 ∆
Total Affiliated Investments - 2.3%
	$85,751,917	$793,863,638	$(807,943,116)	$(233,896)	$1,771,779	$73,210,322	67,532,399	$932,867
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2026

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	5/27/26	25,597,000	$(34,656,007)	$(785,403)
Canadian Dollar	5/27/26	1,104,000	(810,234)	(14,551)
				(799,954)
Barclays Capital Inc:
British Pound	5/27/26	4,990,100	(6,737,129)	(134,101)
British Pound	5/27/26	(1,239,000)	1,660,088	20,611
Canadian Dollar	5/27/26	(4,084,900)	2,997,971	53,873
				(59,617)
Citibank, National Association:
British Pound	5/27/26	(11,660,800)	15,805,771	375,903
Canadian Dollar	5/27/26	(9,008,900)	6,609,911	116,953
				492,856
Goldman Sachs & Co LLC:
British Pound	5/27/26	2,296,000	(3,079,779)	(41,653)
British Pound	5/27/26	(21,950,000)	29,694,420	649,619
Canadian Dollar	5/27/26	2,132,000	(1,564,271)	(27,681)
				580,285
HSBC Securities (USA) Inc:
British Pound	5/27/26	(13,354,400)	18,102,179	431,296
Canadian Dollar	5/27/26	(66,035,700)	48,448,686	854,977
				1,286,273
JPMorgan Chase Bank, National Association:
British Pound	5/27/26	(15,549,800)	21,081,718	505,825
Canadian Dollar	5/27/26	(52,588,500)	38,589,281	687,332
				1,193,157
Morgan Stanley & Co International PLC:
British Pound	5/27/26	5,685,000	(7,706,142)	(183,605)
Canadian Dollar	5/27/26	25,033,000	(18,366,064)	(324,106)
				(507,711)
State Street Bank and Trust Company:
British Pound	5/27/26	(16,650,831)	22,516,583	483,778
Canadian Dollar	5/27/26	11,766,000	(8,645,387)	(165,313)
Canadian Dollar	5/27/26	2,571,000	(1,850,612)	2,377
Canadian Dollar	5/27/26	(794,500)	582,980	10,363
				331,205
Total				$2,516,494

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Goldman Sachs & Co LLC:
Ast Spacemobile Inc	1,524	60.00	USD	6/18/26	$(12,629,388)	$1,170,610	$(3,191,970)	$(4,362,580)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | March 31, 2026

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2026

Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Morgan Stanley & Co International PLC:
Ast Spacemobile Inc	2,000	57.70	USD	5/15/26	$(16,574,000)	$12,580,000	$6,966,998	$(5,613,001)
Ast Spacemobile Inc	1,516	160.00	USD	3/19/27	(12,563,092)	5,544,775	3,153,877	(2,390,899)
						18,124,775	10,120,875	(8,003,900)
Total OTC Written Options						$19,295,385	$6,928,905	$(12,366,480)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2026.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2026
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$4,192,907	$-	$4,192,907
Liability Derivatives:
Forward foreign currency exchange contracts	$1,676,413	$-	$1,676,413
OTC options written, at value	-	12,366,480	$12,366,480
Total Liability Derivatives	$1,676,413	$12,366,480	$14,042,893
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2026.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(13,647)	$-	$(13,647)
Written options contracts	-	(6,100,674)	$(6,100,674)
Total	$(13,647)	$(6,100,674)	$(6,114,321)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Purchased options contracts	$-	$(266,177)	$(266,177)
Forward foreign currency exchange contracts	1,319,040	-	$1,319,040
Written options contracts	-	8,076,896	$8,076,896
Total	$1,319,040	$7,810,719	$9,129,759
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Venture Fund
Schedule of Investments (unaudited)
March 31, 2026

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$122,089,781
Average amounts sold - in USD	265,873,645
Options:
Average value of option contracts purchased	1,687,464
Average value of option contracts written	11,537,292

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Barclays Capital Inc	$74,484	$(74,484)	$—	$—
Citibank, National Association	492,856	—	—	492,856
Goldman Sachs & Co LLC	649,619	(649,619)	—	—
HSBC Securities (USA) Inc	1,286,273	—	—	1,286,273
JPMorgan Chase Bank, National Association	31,066,513	—	(29,873,356)	1,193,157
State Street Bank and Trust Company	496,518	(165,313)	—	331,205
Total	$34,066,263	$(889,416)	$(29,873,356)	$3,303,491

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$799,954	$—	$—	$799,954
Barclays Capital Inc	134,101	(74,484)	—	59,617
Goldman Sachs & Co LLC	4,431,914	(649,619)	(3,340,000)	442,295
Morgan Stanley & Co International PLC	8,511,611	—	(6,076,306)	2,435,305
State Street Bank and Trust Company	165,313	(165,313)	—	—
Total	$14,042,893	$(889,416)	$(9,416,306)	$3,737,171

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | March 31, 2026

Janus Henderson Venture Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2026 is $51,163,803, which represents 1.7% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ð	All or a portion is the result of a corporate action.
§	Schedule of Restricted Securities (as of March 31, 2026)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$8,881,908	$10,527,966	0.4%
CesiumAstro Inc - Series C	1/30/26	9,149,473	9,149,473	0.3
Claris Biotherapeutics Inc - Series A-3	12/28/23	4,811,555	3,053,034	0.1
Claris Biotherapeutics Inc - Series B-1	11/25/25	234,646	293,307	0.0
Claris Biotherapeutics Inc - Series B-2	11/25/25	2,622,764	2,622,763	0.1
Galvanize Therapeutics Inc - Series C	7/7/25-3/20/26	7,281,704	7,281,567	0.2
IntelyCare Inc	3/29/22	9,412,879	503,402	0.0
Kardium Inc - Series 8 Class D Preferred shares	6/6/25	5,819,475	8,313,549	0.3
Loadsmart Inc - Series A	1/4/22	2,665,928	1,932,096	0.0
Loadsmart Inc - Series D	4/1/22	7,997,820	5,506,499	0.2
Total		$58,878,152	$49,183,656	1.6%
The Fund has registration rights for certain restricted securities held as of March 31, 2026. The issuer incurs all registration costs.
Janus Investment Fund | 9

Janus Henderson Venture Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$-	$167,215	$-
Machinery	187,747,272	22,824,849	-
Software	81,601,462	39,025,870	-
All Other	2,651,914,006	-	-
Private Placements	-	-	49,183,656
Rights	-	-	1,980,147
Investment Companies	-	32,153,727	-
Investments Purchased with Cash Collateral from Securities Lending	-	27,737,138	-
Total Investments in Securities	$2,921,262,740	$121,908,799	$51,163,803
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	4,192,907	-
Total Assets	$2,921,262,740	$126,101,706	$51,163,803
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,676,413	$-
OTC Options Written, at Value	-	12,366,480	-
Total Liabilities	$-	$14,042,893	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended March 31, 2026)
	Balance as of September 30, 2025	Realized Gain/(Loss)	Change In Unrealized Appreciation/ Depreciation(a)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of March 31, 2026(b)
Investment in Securities:
Convertible Corporate Bonds	$375,784	$15,705	$-	$-	$(391,489) (c)	$-	$0
Private Placements	32,887,408	-	1,376,684	14,919,564 (c)	-	-	49,183,656
Rights	-	-	1,856,022	124,125 (c)	-	-	1,980,147
Total	$33,263,192	$15,705	$3,232,706	$15,043,689	$(391,489)	$-	$51,163,803

(a)	Included in "Change in unrealized net appreciation/depreciation of investments, foreign currency translations and non-interested Trustees' deferred compensation" on the Statement of Operations.
(b)	The change in unrealized appreciation/depreciation for Level 3 securities held at March 31, 2026 is $3,232,706.
(c)	All or a portion is the result of a corporate action.
10 | March 31, 2026

Janus Henderson Venture Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Unaffiliated investments, at value (cost $1,871,489,912)(1)	$3,021,125,020
Affiliated investments, at value (cost $77,724,824)	73,210,322
Deposits with brokers for OTC derivatives	9,416,306
Forward foreign currency exchange contracts	4,192,907
Cash denominated in foreign currency (cost $13)	13
Trustees' deferred compensation	96,749
Receivables:
Fund shares sold	571,946
Dividends	558,133
Investments sold	193,936
Dividends from affiliates	161,287
Other assets	62,991
Total Assets	3,109,589,610
Liabilities:
Due to custodian	910
Collateral for securities loaned (Note 3)	27,737,138
Forward foreign currency exchange contracts	1,676,413
OTC options written, at value (premiums received $19,295,385)	12,366,480
Payables:
Fund shares repurchased	4,645,485
Advisory fees	1,685,689
Transfer agent fees and expenses	374,447
Trustees' deferred compensation fees	96,749
Professional fees	42,111
Trustees' fees and expenses	16,708
12b-1 Distribution and shareholder servicing fees	9,409
Affiliated fund administration fees payable	6,586
Custodian fees	4,256
Accrued expenses and other payables	137,879
Total Liabilities	48,800,260
Commitments and contingent liabilities (Note 4)
Net Assets	$3,060,789,350
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Venture Fund
Statement of Assets and Liabilities (unaudited)
March 31, 2026
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,776,169,419
Total distributable earnings (loss)	1,284,619,931
Total Net Assets	$3,060,789,350
Net Assets - Class A Shares	$23,996,194
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	305,706
Net Asset Value Per Share(2)	$78.49
Maximum Offering Price Per Share(3)	$83.28
Net Assets - Class C Shares	$1,135,900
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,716
Net Asset Value Per Share(2)	$64.12
Net Assets - Class D Shares	$1,694,773,824
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	20,192,076
Net Asset Value Per Share	$83.93
Net Assets - Class I Shares	$208,105,926
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,454,441
Net Asset Value Per Share	$84.79
Net Assets - Class N Shares	$434,074,195
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,024,948
Net Asset Value Per Share	$86.38
Net Assets - Class S Shares	$15,794,013
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	207,604
Net Asset Value Per Share	$76.08
Net Assets - Class T Shares	$682,909,298
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,400,089
Net Asset Value Per Share	$81.30

(1)	Includes $29,873,356 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
12 | March 31, 2026

Janus Henderson Venture Fund
Statement of Operations (unaudited)
For the period ended March 31, 2026

Investment Income:
Dividends	$4,676,934
Dividends from affiliates	750,806
Affiliated securities lending income, net	182,061
Unaffiliated securities lending income, net	46,946
Other income	1,513
Foreign tax withheld	(56,451)
Total Investment Income	5,601,809
Expenses:
Advisory fees	10,270,473
12b-1 Distribution and shareholder servicing fees:
Class A Shares	29,578
Class C Shares	5,467
Class S Shares	21,768
Transfer agent administrative fees and expenses:
Class D Shares	953,608
Class S Shares	21,802
Class T Shares	899,633
Transfer agent networking and omnibus fees:
Class A Shares	11,206
Class C Shares	484
Class I Shares	114,907
Other transfer agent fees and expenses:
Class A Shares	1,240
Class C Shares	40
Class D Shares	63,598
Class I Shares	3,463
Class N Shares	12,776
Class S Shares	120
Class T Shares	2,967
Shareholder reports expense	93,481
Registration fees	87,272
Professional fees	60,695
Affiliated fund administration fees	40,119
Custodian fees	37,946
Trustees' fees and expenses	37,706
Other expenses	136,544
Total Expenses	12,906,893
Less: Excess Expense Reimbursement and Waivers	(56,957)
Net Expenses	12,849,936
Net Investment Income/(Loss)	(7,248,127)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	200,490,401
Investments in affiliates	(233,896)
Forward foreign currency exchange contracts	(13,647)
Written options contracts	(6,100,674)
Total Net Realized Gain/(Loss) on Investments	194,142,184
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(178,466,858)
Investments in affiliates	1,771,779
Purchased options contracts	(266,177)
Forward foreign currency exchange contracts	1,319,040
Written options contracts	8,076,896
Total Change in Unrealized Net Appreciation/Depreciation	(167,565,320)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$19,328,737
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Venture Fund
Statements of Changes in Net Assets

	Period ended March 31, 2026 (unaudited)	Year ended September 30, 2025
Operations:
Net investment income/(loss)	$(7,248,127)	$(11,021,784)
Net realized gain/(loss) on investments	194,142,184	124,983,334
Change in unrealized net appreciation/depreciation	(167,565,320)	57,512,610
Net Increase/(Decrease) in Net Assets Resulting from Operations	19,328,737	171,474,160
Dividends and Distributions to Shareholders:
Class A Shares	(1,364,081)	(1,472,041)
Class C Shares	(78,818)	(95,036)
Class D Shares	(93,704,122)	(119,844,298)
Class I Shares	(11,695,551)	(16,088,539)
Class N Shares	(22,705,294)	(22,314,590)
Class S Shares	(1,027,461)	(1,589,452)
Class T Shares	(39,397,773)	(51,871,524)
Net Decrease from Dividends and Distributions to Shareholders	(169,973,100)	(213,275,480)
Capital Share Transactions:
Class A Shares	5,432,418	(772,451)
Class C Shares	212,086	19,456
Class D Shares	5,770,684	(31,192,834)
Class I Shares	(15,493,287)	(7,293,926)
Class N Shares	19,107,595	81,166,583
Class S Shares	(1,749,051)	(4,138,313)
Class T Shares	(8,768,869)	(30,636,381)
Net Increase/(Decrease) from Capital Share Transactions	4,511,576	7,152,134
Net Increase/(Decrease) in Net Assets	(146,132,787)	(34,649,186)
Net Assets:
Beginning of period	3,206,922,137	3,241,571,323
End of period	$3,060,789,350	$3,206,922,137
See Notes to Financial Statements.
14 | March 31, 2026

Janus Henderson Venture Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$82.77	$84.08	$69.91	$66.65	$106.21	$82.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.28)	(0.46)	(0.43)	(0.29)	(0.49)	(0.67)
Net realized and unrealized gain/(loss)	0.73	5.04	18.68	6.69	(26.74)	30.42
Total from Investment Operations	0.45	4.58	18.25	6.40	(27.23)	29.75
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$78.49	$82.77	$84.08	$69.91	$66.65	$106.21
Total Return*	0.35%	5.38%	27.43%	9.83%	(28.58)%	36.78%
Net Assets, End of Period (in thousands)	$23,996	$19,895	$21,149	$17,572	$15,149	$24,644
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%	1.04%	1.01%	1.02%	1.01%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	1.04%	1.01%	1.02%	1.01%	1.00%
Ratio of Net Investment Income/(Loss)	(0.68)%	(0.59)%	(0.57)%	(0.40)%	(0.59)%	(0.66)%
Portfolio Turnover Rate	20%	24%	18%	23%	14%	21%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Venture Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$68.72	$71.30	$60.20	$58.35	$95.22	$74.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.52)	(0.93)	(0.78)	(0.85)	(0.99)	(1.29)
Net realized and unrealized gain/(loss)	0.65	4.24	15.96	5.84	(23.55)	27.54
Total from Investment Operations	0.13	3.31	15.18	4.99	(24.54)	26.25
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$64.12	$68.72	$71.30	$60.20	$58.35	$95.22
Total Return*	(0.06)%	4.51%	26.70%	8.77%	(29.11)%	35.74%
Net Assets, End of Period (in thousands)	$1,136	$1,002	$1,053	$734	$1,642	$3,747
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.96%	1.95%	1.80%	2.07%	1.73%	1.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.89%	1.87%	1.65%	2.01%	1.73%	1.76%
Ratio of Net Investment Income/(Loss)	(1.54)%	(1.41)%	(1.21)%	(1.35)%	(1.31)%	(1.42)%
Portfolio Turnover Rate	20%	24%	18%	23%	14%	21%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | March 31, 2026

Janus Henderson Venture Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$88.08	$88.91	$73.54	$69.81	$110.41	$84.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.19)	(0.29)	(0.28)	(0.13)	(0.32)	(0.47)
Net realized and unrealized gain/(loss)	0.77	5.35	19.73	7.00	(27.95)	31.52
Total from Investment Operations	0.58	5.06	19.45	6.87	(28.27)	31.05
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$83.93	$88.08	$88.91	$73.54	$69.81	$110.41
Total Return*	0.48%	5.64%	27.72%	10.06%	(28.42)%	37.07%
Net Assets, End of Period (in thousands)	$1,694,774	$1,771,778	$1,828,330	$1,557,240	$1,500,311	$2,228,324
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.79%	0.79%	0.80%	0.79%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.79%	0.80%	0.79%	0.78%
Ratio of Net Investment Income/(Loss)	(0.44)%	(0.34)%	(0.35)%	(0.18)%	(0.37)%	(0.45)%
Portfolio Turnover Rate	20%	24%	18%	23%	14%	21%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Venture Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$88.93	$89.69	$74.13	$70.32	$111.10	$85.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.19)	(0.27)	(0.26)	(0.11)	(0.30)	(0.44)
Net realized and unrealized gain/(loss)	0.78	5.40	19.90	7.06	(28.15)	31.71
Total from Investment Operations	0.59	5.13	19.64	6.95	(28.45)	31.27
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$84.79	$88.93	$89.69	$74.13	$70.32	$111.10
Total Return*	0.49%	5.67%	27.76%	10.11%	(28.40)%	37.13%
Net Assets, End of Period (in thousands)	$208,106	$234,087	$244,689	$210,384	$220,157	$363,007
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.77%	0.76%	0.76%	0.76%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.77%	0.76%	0.76%	0.76%	0.75%
Ratio of Net Investment Income/(Loss)	(0.43)%	(0.32)%	(0.32)%	(0.14)%	(0.34)%	(0.42)%
Portfolio Turnover Rate	20%	24%	18%	23%	14%	21%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | March 31, 2026

Janus Henderson Venture Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$90.47	$91.07	$75.15	$71.17	$112.20	$86.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.15)	(0.18)	(0.19)	(0.03)	(0.22)	(0.35)
Net realized and unrealized gain/(loss)	0.79	5.47	20.19	7.15	(28.48)	31.99
Total from Investment Operations	0.64	5.29	20.00	7.12	(28.70)	31.64
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$86.38	$90.47	$91.07	$75.15	$71.17	$112.20
Total Return*	0.54%	5.76%	27.87%	10.23%	(28.34)%	37.25%
Net Assets, End of Period (in thousands)	$434,074	$435,130	$351,470	$322,200	$335,608	$565,040
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.67%	0.67%	0.67%	0.67%	0.66%
Ratio of Net Investment Income/(Loss)	(0.32)%	(0.21)%	(0.23)%	(0.04)%	(0.25)%	(0.33)%
Portfolio Turnover Rate	20%	24%	18%	23%	14%	21%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Venture Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.42	$81.96	$68.35	$65.32	$104.51	$80.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.33)	(0.56)	(0.54)	(0.39)	(0.62)	(0.83)
Net realized and unrealized gain/(loss)	0.72	4.91	18.23	6.56	(26.24)	29.99
Total from Investment Operations	0.39	4.35	17.69	6.17	(26.86)	29.16
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$76.08	$80.42	$81.96	$68.35	$65.32	$104.51
Total Return*	0.28%	5.23%	27.23%	9.67%	(28.70)%	36.55%
Net Assets, End of Period (in thousands)	$15,794	$18,419	$23,199	$28,124	$29,213	$54,537
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	1.18%	1.17%	1.17%	1.17%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.18%	1.17%	1.17%	1.17%	1.16%
Ratio of Net Investment Income/(Loss)	(0.84)%	(0.73)%	(0.73)%	(0.55)%	(0.75)%	(0.83)%
Portfolio Turnover Rate	20%	24%	18%	23%	14%	21%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | March 31, 2026

Janus Henderson Venture Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2026 (unaudited) and the year ended September 30	2026	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$85.51	$86.56	$71.78	$68.27	$108.38	$83.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.24)	(0.37)	(0.36)	(0.21)	(0.41)	(0.58)
Net realized and unrealized gain/(loss)	0.76	5.21	19.22	6.86	(27.37)	30.99
Total from Investment Operations	0.52	4.84	18.86	6.65	(27.78)	30.41
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(4.73)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$81.30	$85.51	$86.56	$71.78	$68.27	$108.38
Total Return*	0.42%	5.53%	27.57%	9.96%	(28.51)%	36.91%
Net Assets, End of Period (in thousands)	$682,909	$726,611	$771,682	$669,111	$665,815	$1,051,872
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.92%	0.92%	0.91%	0.91%	0.92%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income/(Loss)	(0.55)%	(0.45)%	(0.46)%	(0.28)%	(0.47)%	(0.57)%
Portfolio Turnover Rate	20%	24%	18%	23%	14%	21%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Venture Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, employer-sponsored retirement plans, and bank trust platforms.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement
22 | March 31, 2026

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended March 31, 2026. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Janus Investment Fund | 23

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under ASC 820. These are categorized as Level 3 in the hierarchy.
For significant fair value measurements categorized within Level 3 of the fair value hierarchy, the table below summarizes the valuation techniques and provides quantitative information about the significant unobservable inputs. In addition, the table provides a narrative description of the uncertainty of the fair value measurement based on the use of significant unobservable inputs that have been different, or that reasonable could have been different, at the reporting date.
Asset	Fair Value at March 31, 2026	Valuation Technique	Unobservable Input	Input Amount or Range	Weighted Average(1)	Impact to Valuation from an Increase in Input
Private Placements
	$22,400,144	Recent Transaction	Purchase Price	$100	$100	Increase
	$8,313,549	Income Approach	Discount Rate	12%	12%	Decrease
	$18,469,963	Market Approach	Discount Rate	0.24-6.37	5.25	Decrease
Rights
	$1,980,147	Market Approach	Discount Rate	0.34-4.90	3.76	Increase

(1)	Unobservable inputs were weighted by the relative fair value of securities.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” "Level 3 Valuation
Reconciliation of Assets"in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
24 | March 31, 2026

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures
Janus Investment Fund | 25

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2026 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
26 | March 31, 2026

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected
Janus Investment Fund | 27

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the period, the Fund purchased call options on various for the purpose of increasing exposure to individual equity risk.
There were no purchased options held at March 31, 2026.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
28 | March 31, 2026

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05%
Janus Investment Fund | 29

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of March 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $29,873,356. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2026 is $27,737,138, resulting in the net amount due from the counterparty of $2,136,218.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31,
2026” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
30 | March 31, 2026

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $215,106 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2026. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to
Janus Investment Fund | 31

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended March 31, 2026, the Distributor retained upfront sales charges of $37.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class A Shares paid CDSCs of $931 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2026, redeeming shareholders of Class C Shares paid CDSCs of $26.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2026 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2026 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $37,088 were paid by the Trust to the Trustees under the
Deferred Plan during the period ended March 31, 2026.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the
32 | March 31, 2026

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
“Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2026 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,953,166,333	$1,313,309,744	$(172,140,735)	$1,141,169,009
Information on the tax components of derivatives as of March 31, 2026 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(19,295,385)	$14,313,782	$(4,868,383)	$9,445,399
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Janus Investment Fund | 33

Janus Henderson Venture Fund
Notes to Financial Statements (unaudited)
6. Capital Share Transactions
	Period ended March 31, 2026		Year ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	86,762	$7,234,129	43,935	$3,408,107
Reinvested dividends and distributions	16,679	1,355,691	17,584	1,469,829
Shares repurchased	(38,101)	(3,157,402)	(72,701)	(5,650,387)
Net Increase/(Decrease)	65,340	$5,432,418	(11,182)	$(772,451)
Class C Shares:
Shares sold	4,090	$279,998	4,088	$283,961
Reinvested dividends and distributions	1,179	78,504	1,247	87,124
Shares repurchased	(2,138)	(146,416)	(5,524)	(351,629)
Net Increase/(Decrease)	3,131	$212,086	(189)	$19,456
Class D Shares:
Shares sold	149,921	$13,147,551	420,893	$35,514,950
Reinvested dividends and distributions	979,446	85,055,084	1,240,449	110,127,053
Shares repurchased	(1,051,976)	(92,431,951)	(2,110,804)	(176,834,837)
Net Increase/(Decrease)	77,391	$5,770,684	(449,462)	$(31,192,834)
Class I Shares:
Shares sold	317,070	$28,097,949	677,933	$58,290,909
Reinvested dividends and distributions	131,519	11,536,819	177,089	15,868,937
Shares repurchased	(626,433)	(55,128,055)	(950,864)	(81,453,772)
Net Increase/(Decrease)	(177,844)	$(15,493,287)	(95,842)	$(7,293,926)
Class N Shares:
Shares sold	529,371	$47,651,806	1,808,090	$154,335,497
Reinvested dividends and distributions	252,652	22,574,441	243,495	22,182,369
Shares repurchased	(566,565)	(51,118,652)	(1,101,538)	(95,351,283)
Net Increase/(Decrease)	215,458	$19,107,595	950,047	$81,166,583
Class S Shares:
Shares sold	22,021	$1,767,041	44,912	$3,462,894
Reinvested dividends and distributions	13,037	1,027,461	19,548	1,589,452
Shares repurchased	(56,487)	(4,543,553)	(118,483)	(9,190,659)
Net Increase/(Decrease)	(21,429)	$(1,749,051)	(54,023)	$(4,138,313)
Class T Shares:
Shares sold	344,559	$29,276,648	697,918	$57,277,006
Reinvested dividends and distributions	460,030	38,711,496	589,258	50,829,377
Shares repurchased	(901,992)	(76,757,013)	(1,704,426)	(138,742,764)
Net Increase/(Decrease)	(97,403)	$(8,768,869)	(417,250)	$(30,636,381)
7. Purchases and Sales of Investment Securities
For the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$639,573,128	$806,727,862	$-	$-
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, and client consents. The shareholders of Janus Henderson Group, plc approved the acquisition on April 16, 2026.
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Notes to Financial Statements (unaudited)
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2026 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
At a May 18, 2026 meeting of Fund shareholders, shareholders approved a new investment advisory agreement between the Fund and the Adviser, to take effect in connection with the closing of the Transaction.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson Venture Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Venture Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
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Janus Henderson Venture Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
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Janus Henderson Venture Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson Venture Fund
Notes
Janus Investment Fund | 47

Janus Henderson Venture Fund
Notes
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Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93056 05-26

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its code of ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.